As filed with the Securities and Exchange Commission on April 26, 2007.

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   41

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   65

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8363

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2007

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provide a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2007. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC

BlackRock Large Cap Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by ClearBridge Advisors, LLC

Legg Mason Partners All Cap

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and

Transamerica Investment Management, LLC

Templeton Transamerica Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science and Technology

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Mid Cap Portfolio

Fidelity—VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisors, Inc.

Franklin Income Securities Fund

Managed by Franklin Mutual Advisors, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner (You)— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereafter.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

American Century Large Company Value – Service Class

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

BlackRock Large Cap Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Global Real Estate Securities – Service Class

JPMorgan Enhanced Index – Service Class

Jennison Growth – Service Class

Legg Mason Partners All Cap – Service Class

MFS High Yield – Service Class

MFS International Equity – Service Class

Marsico Growth – Service Class

PIMCO Total Return – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Templeton Transamerica Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica Science and Technology – Service Class

Transamerica U.S. Government Securities – Service Class

Van Kampen Active International Allocation – Service Class

Van Kampen Large Cap Core – Service Class

Van Kampen Mid-Cap Growth – Service Class

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

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AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

Franklin Income Securities Fund – Class 2

Mutual Shares Securities Fund – Class 2

Templeton Foreign Securities Fund – Class 2

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/ Transamerica Series Trust. The Initial Class subaccounts of the AEGON/ Transamerica Series Trust are only available to owners who purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Trust has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix B for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.50% (if you choose the Annual Step-Up Death Benefit), or 1.80% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

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If you elect the Initial Payment Guarantee rider when you annuitize, then there is a daily fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may generally take free of surrender charges each year the greater of:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following optional guaranteed minimum death benefits:

•	Double Enhanced; or

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for

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federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•

You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution +” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive (at our administrative and service office) written notice of

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cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix B for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2007) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 -$10
Special Service Fee	$0 -$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(4)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(5)	0.50%
Annual Step-Up Death Benefit(6)	0.20%
Liquidity Rider(7)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	2.30%
Optional Rider Fees(9):
Additional Death Distribution(10)	0.25%
Additional Death Distribution+(11)	0.55%
Living Benefits Rider(12)	0.60%
5 For Life Rider(13)	0.60%

	Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(13)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth Option(14)	0.25%	0.50%
Additional Death Payment Option(14)	0.25%	0.20%
Income Enhancement Option(14)	0.15%	0.30%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.05%	1.60%

The next item shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2006 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

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Total Portfolio Annual Operating Expenses(15):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.65%	1.57%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2006, and the base policy with the Annual Step-Up Death Benefit, Liquidity Rider, Additional Death Distribution+, and Income Select for Life with all additional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(16)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1310	$2415	$3402	$5873
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$590	$1785	$2952	$5873

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	The fee table applies only to the accumulation phase. During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)

The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)

The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(5)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fees.

(6)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fees.

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(7)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(8)	This reflects the base separate account expenses plus the fees for the Double Enhanced Death Benefit and Liquidity Rider, but does not include any annual optional rider fees.

(9)

In some cases, riders to the policy are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders which are listed below.

(10)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(11)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(12)

The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(13)	The fee is a percentage of the total withdrawal base.

(14)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider base benefit fee.

(15)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(16)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix B.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

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Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock

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Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC(1)

BlackRock Large Cap Value(2)

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by ClearBridge Advisors, LLC(3)

Legg Mason Partners All Cap(4)

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity(5)

Subadvised by Columbia Management Advisors, LLC

Marsico Growth(6)

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and,

Transamerica Investment Management, LLC(7)

Templeton Transamerica Global(8)

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity(9)

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science and Technology(10)(11)

Transamerica U.S. Government Securities

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

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FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

(1)	Formerly subadvised by Mercury Advisors.

(2)	Formerly known as Mercury Large Cap Value.

(3)	Formerly subadvised by Salomon Brothers Asset Management Inc.

(4)	Formerly known as Salomon All Cap.

(5)	Formerly known as America Century International and formerly subadvised by American Century Global Investment Management, Inc.

(6)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class Shares.

(7)	Formerly subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC.

(8)	Formerly known as Templeton Great Companies Global.

(9)	On or about October 27, 2006, Great Companies - AmericaSM and the Janus Growth merged into Transamerica Equity.

(10)	Formerly subadvised by Great Companies, LLC

(11)	Formerly known as Great Companies – TechnologySM.

The following subaccounts are only available to owners who held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

VIP Growth Opportunities Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

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More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the AEGON/Transamerica Series Trust (“ATST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisors, Inc. (“TFAI”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933

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Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

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We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take

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one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to

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monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and

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procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See Appendix B for older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to

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sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000 - $10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.35%, and for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.50% higher, at an annual rate of 1.65%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, Sta te and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

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Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Additional Death Distribution+ (“ADD+”)

If you elect the ADD+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Effective May 1, 2007 our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation as principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a

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percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and TCI

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust (2)	0.25%
AIM Variable Insurance Funds	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Fidelity Variable Insurance Products Fund	0.50%
Franklin Templeton Variable Insurance Products Trust	0.35%
Janus Aspen Series	0.25%
MFS® Variable Insurance TrustSM	0.45%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $42,513,302.28 from TFAI pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2006, AFSG received revenue sharing payments ranging from $1,475 to $40,725 (for a total of $291,627) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Legg Mason, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison

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Associates, Pacific Investment Management Company LLC, MFS Investment Management, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman American Century Investment Management, AIM Funds, Alliance Bernstein, Federated Funds, Fidelity Funds, ING Clarion and Merrill Lynch.

Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

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•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the

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annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•

Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will

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provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies, the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

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IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

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IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•

cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix B.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

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2.	The Monthly Step-Up through age 80 Death Benefit is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date. There is an extra charge for this death benefit of 0.50% annually for a total mortality and expense risk fee of 1.65%.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

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Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

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Surrenders—Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

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Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed minimum withdrawal benefit.

Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

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•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. If your policy contains a guaranteed minimum withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider for a qualified policy.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable

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to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax

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penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your premium payments (reduced by prior withdrawals in that policy year); or

(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our administrative and service office. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee rider, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee.

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It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee rider fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

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Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution rider may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Additional Death Distribution+ (“ADD+”)

The optional “ADD+” rider pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADD+ rider is only available for issue ages through age 75.

ADD+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary, but currently equals 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75, based on the annuitant’s age.

No benefit is payable under the ADD+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and ADD+, the spouse will receive a one-time policy value increase equal to the ADD+. At this time the

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rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the ADD+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRA. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The ADD+ may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

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This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of

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allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office.

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We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section

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1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the policies. We have entered into a principal underwriting agreement with TCI for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

46

The selling firms who have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7.5% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2006, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $932 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

47

During 2006, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Associated Financial Group

Atlas Securities

Bank of America

Centaurus Financial

Citizens Bank

Compass Bancshares

First Allied

Guaranty Bank

H & R Block

Huntington Investments

Jefferson Pilot

Lincoln Financial Advisers

LPL Financial

M & T Bank

Merrill Lynch

Money Concepts

Mutual of Omaha

Networth Financial Group/AIG

PNC Bank

ProEquities

Questar Capital

Raymond James Financial Group

Robert W. Baird

Signator

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

Transamerica Financial Advisor

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia Securities/Wachovia Bank

During 2006, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2006
Wachovia Securities/ Wachovia Bank	$1,222,156
Smith Barney/Citigroup	$873,804
UBS Financial	$798,614
Linsco\Private Ledger (LPL)	$609,312
Merrill Lynch	$584,625
Raymond James Financial Group	$381,425
A.G. Edwards	$189,232
Huntington Investments	$185,407
M & T Bank	$114,850
US Bancorp/Piper Jaffray	$94,522

No specific charge is assessed directly to policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

48

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of TCI to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Additional Death Distribution Rider – Additional Information

Additional Death Distribution + Rider –Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Independent Registered Public Accounting Firm

for Merrill Lynch

Other Information

Financial Statements

Financial Statements for Merrill Lynch

Appendix A – Condensed Financial Information

Appendix B – Merrill Lynch Condensed Financial Information

49

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2006. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.381110 1.360651 1.225218 1.000000	$ $ $ $	1.612659 1.381110 1.360651 1.225218	0.000 0.000 0.000 0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.264181 1.231489 1.151154 1.000000	$ $ $ $	1.348817 1.264181 1.231489 1.151154	42,805.274 58,433.624 54,787.384 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.511459 1.381416 1.240772 1.000000	$ $ $ $	1.703320 1.511459 1.381416 1.240772	76,008.666 65,503.621 18,776.582 18,868.706
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.334304 1.274074 1.172951 1.000000	$ $ $ $	1.450650 1.334304 1.274074 1.172951	196,847.553 159,711.965 33,359.296 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.423364 1.327175 1.199864 1.000000	$ $ $ $	1.579837 1.423364 1.327175 1.199864	765,141.076 581,445.977 280,489.005 57,230.679
International Moderate Growth Fund - Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.025414	0.000
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.634379 1.444602 1.252476 1.000000	$ $ $ $	1.863272 1.634379 1.444602 1.252476	0.000 0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.514051 1.409258 1.303565 1.000000	$ $ $ $	1.687280 1.514051 1.409258 1.303565	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.379317 1.330267 1.242941 1.000000	$ $ $ $	1.481423 1.379317 1.330267 1.242941	21,043.451 21,096.194 21,149.069 21,202.073
Capital Guardian Value - Service Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003	$ $ $ $	1.525905 1.451947 1.276291 1.000000	$ $ $ $	1.733414 1.525905 1.451947 1.276291	20,421.560 20,472.740 20,524.049 20,575.488

50

Subaccount	Year	2.30% (continued)
		Beginning AUV		Ending AUV		# Units
Clarion Global Real Estate Securities -Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.807285 1.633413 1.261219 1.000000	$ $ $ $	2.507320 1.807285 1.633413 1.261219	13,571.987 15,442.050 18,006.254 18,584.528
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.320678 1.309105 1.209751 1.000000	$ $ $ $	1.484265 1.320678 1.309105 1.209751	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003	$ $ $ $	1.413934 1.274091 1.197292 1.000000	$ $ $ $	1.404338 1.413934 1.274091 1.197292	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.370990 1.351017 1.269268 1.000000	$ $ $ $	1.585424 1.370990 1.351017 1.269268	15,073.118 16,326.326 18,590.358 18,570.442
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.146748 1.155681 1.079727 1.000000	$ $ $ $	1.240057 1.146748 1.155681 1.079727	20,129.067 20,160.794 20,193.351 19,145.805
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.532659 1.394598 1.249023 1.000000	$ $ $ $	1.841701 1.532659 1.394598 1.249023	952.343 954.688 957.186 959.858
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.372359 1.297321 1.184729 1.000000	$ $ $ $	1.410743 1.372359 1.297321 1.184729	0.000 0.000 0.000 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.021247 1.023862 1.005095 1.000000	$ $ $ $	1.037254 1.021247 1.023862 1.005095	2,655.706 2,664.291 2,673.065 2,349.053
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.375508 1.355459 1.210437 1.000000	$ $ $ $	1.596202 1.375508 1.355459 1.210437	1,686.144 1,733.394 1,653.723 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.336935 1.291449 1.205923 1.000000	$ $ $ $	1.478655 1.336935 1.291449 1.205923	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.539750 1.426709 1.325528 1.000000	$ $ $ $	1.555483 1.539750 1.426709 1.325528	14,199.970 15,173.027 17,544.052 17,333.155
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.130371 1.078330 1.200018 1.000000	$ $ $ $	0.785335 1.130371 1.078330 1.200018	0.000 0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.247750 1.184125 1.092598 1.000000	$ $ $ $	1.326386 1.247750 1.184125 1.092598	1,063.053 1,065.668 1,068.458 1,071.447
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.283534 1.268063 1.148118 1.000000	$ $ $ $	1.388395 1.283534 1.268063 1.148118	0.000 0.000 0.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.547439 1.361322 1.204564 1.000000	$ $ $ $	1.639549 1.547439 1.361322 1.204564	44,479.753 44,149.352 46,839.721 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.606943 1.417914 1.245074 1.000000	$ $ $ $	1.647839 1.606943 1.417914 1.245074	0.000 0.000 0.000 0.000

51

Subaccount	Year	2.30% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica Money Market - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	0.976290 0.973119 0.988117 1.000000	$ $ $ $	0.997075 0.976290 0.973119 0.988117	0.000 0.000 0.000 0.000
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359961 1.365772 1.299095 1.000000	$ $ $ $	1.339587 1.359961 1.365772 1.299095	2,843.511 2,716.447 2,547.967 892.5815
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003	$ $ $ $	0.993588 0.996629 0.990855 1.000000	$ $ $ $	1.001021 0.993588 0.996629 0.990855	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.641334 1.477827 1.306577 1.000000	$ $ $ $	1.976560 1.641334 1.477827 1.306577	0.000 0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.343168 1.259117 1.144742 1.000000	$ $ $ $	1.445169 1.343168 1.259117 1.144742	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.297496 1.236820 1.183500 1.000000	$ $ $ $	1.390044 1.297496 1.236820 1.183500	1,171.893 1,175.679 1,179.551 1,041.942
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.433493 1.390873 1.283810 1.000000	$ $ $ $	1.582701 1.433493 1.390873 1.283810	16,755.790 16,797.716 16,839.966 1,403.335
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.344584 1.266759 1.218793 1.000000	$ $ $ $	1.394062 1.344584 1.266759 1.218793	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359832 1.329897 1.223289 1.000000	$ $ $ $	1.555119 1.359832 1.329897 1.223289	0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359749 1.211153 1.143646 1.000000	$ $ $ $	1.320728 1.359749 1.211153 1.143646	2,027.799 2,032.786 2,038.097 2,043.794
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.582402 1.387678 1.232790 1.000000	$ $ $ $	1.723765 1.582402 1.387678 1.232790	1,550.282 1,581.095 1,644.291 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.404275 1.360683 1.251476 1.000000	$ $ $ $	1.646378 1.404275 1.360683 1.251476	1,938.261 1,943.026 1,948.102 1,953.545
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.287588 1.248415 1.238538 1.000000	$ $ $ $	1.341444 1.287588 1.248415 1.238538	0.000 0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.947702 1.688213 1.385512 1.000000	$ $ $ $	2.140177 1.947702 1.688213 1.385512	12,207.063 12,276.741 12,488.789 0.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.638305 1.636169 1.470410 1.000000	$ $ $ $	1.857970 1.638305 1.636169 1.470410	12,060.307 12,149.443 12,133.003 0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.611720 1.471678 1.249731 1.000000	$ $ $ $	1.785215 1.611720 1.471678 1.249731	0.000 0.000 0.000 0.000

52

Subaccount	Year	2.30% (continued)
		Beginning AUV		Ending AUV		# Units
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.300600 1.260252 1.233478 1.000000	$ $ $ $	1.499500 1.300600 1.260252 1.233478	8,193.214 8,213.752 8,234.339 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.350138 1.314944 1.266619 1.000000	$ $ $ $	1.490522 1.350138 1.314944 1.266619	4,459.166 4,470.322 4,481.568 443.831
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.217344 1.213736 1.118395 1.000000	$ $ $ $	1.328377 1.217344 1.213736 1.118395	0.000 0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.417763 1.383150 1.233271 1.000000	$ $ $ $	1.671730 1.417763 1.383150 1.233271	351,471.981 256,631.728 188,017.992 18,082.738
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.297758 1.251868 1.158727 1.000000	$ $ $ $	1.398275 1.297758 1.251868 1.158727	25,407,168.189 16,808,643.902 10,401,049.713 2,687,666.346
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.551604 1.404276 1.248932 1.000000	$ $ $ $	1.765771 1.551604 1.404276 1.248932	29,023,896.097 19,855,540.405 11,337,591.962 1,215,964.250
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.369719 1.295146 1.180666 1.000000	$ $ $ $	1.503812 1.369719 1.295146 1.180666	100,975,687.992 54,369,656.377 24,955,620.049 4,421,263.876
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.461149 1.349136 1.207772 1.000000	$ $ $ $	1.637730 1.461149 1.349136 1.207772	148,725,541.889 65,226,098.604 27,821,738.453 4,238,377.358
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.032112	7,593,204.952
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.677743 1.468479 1.260709 1.000000	$ $ $ $	1.931542 1.677743 1.468479 1.260709	918,899.862 559,095.363 331,854.600 281,910.466
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.554244 1.432568 1.312143 1.000000	$ $ $ $	1.749122 1.554244 1.432568 1.312143	1,685,625.499 1,361,267.714 1,044,137.666 217,348.896

53

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.415922 1.352264 1.251112 1.000000	$ $ $ $	1.535708 1.415922 1.352264 1.251112	1,381,581.729 1,162,104.848 1,069,322.551 174,955.714
Capital Guardian Value - Service Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003	$ $ $ $	1.566401 1.475955 1.284690 1.000000	$ $ $ $	1.796930 1.566401 1.475955 1.284690	2,539,571.239 2,195,206.042 1,796,356.930 396,915.262
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.855246 1.660425 1.269513 1.000000	$ $ $ $	2.599171 1.855246 1.660425 1.269513	1,729,479.161 1,363,423.003 944,555.515 47,286.708
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.355718 1.330739 1.217705 1.000000	$ $ $ $	1.538626 1.355718 1.330739 1.217705	1,092,939.958 1,022,198.027 770,281.700 45,341.548
Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003	$ $ $ $	1.451445 1.295150 1.205162 1.000000	$ $ $ $	1.455795 1.451445 1.295150 1.205162	264,510.414 77,718.568 48,946.191 43,981.050
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.407373 1.373361 1.277605 1.000000	$ $ $ $	1.643512 1.407373 1.373361 1.277605	544,542.379 482,201.904 352,010.862 160,828.812
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.177206 1.174817 1.086836 1.000000	$ $ $ $	1.285516 1.177206 1.174817 1.086836	951,140.270 1,088,610.900 680,959.043 175,452.171
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.573346 1.417665 1.257247 1.000000	$ $ $ $	1.909198 1.573346 1.417665 1.257247	1,015,352.398 637,710.256 335,232.509 26,522.590
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.408780 1.318758 1.192513 1.000000	$ $ $ $	1.462445 1.408780 1.318758 1.192513	770,364.307 909,491.296 412,222.827 224,319.671
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.048392 1.040825 1.011723 1.000000	$ $ $ $	1.075309 1.048392 1.040825 1.011723	3,355,927.224 3,526,268.837 2,428,758.876 640,564.778
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.412035 1.377884 1.218401 1.000000	$ $ $ $	1.654712 1.412035 1.377884 1.218401	2,068,508.205 2,331,695.210 1,501,483.293 333,034.612
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.372412 1.312796 1.213849 1.000000	$ $ $ $	1.532844 1.372412 1.312796 1.213849	1,427,772.500 1,100,625.518 776,325.853 223,091.179
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.580617 1.450314 1.334243 1.000000	$ $ $ $	1.612498 1.580617 1.450314 1.334243	1,542,968.085 1,275,751.663 907,171.486 167,144.588
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.149052 1.085463 1.207910 1.000000	$ $ $ $	0.806170 1.149052 1.085463 1.207910	982,596.541 654,691.763 456,665.621 18,827.837
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.280899 1.203735 1.099798 1.000000	$ $ $ $	1.375028 1.280899 1.203735 1.099798	1,680,526.905 667,823.645 407,350.144 20,912.321
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.317623 1.289055 1.155678 1.000000	$ $ $ $	1.439300 1.317623 1.289055 1.155678	1,845,912.689 1,500,396.392 1,071,172.175 167,633.631

54

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.588512 1.383835 1.212483 1.000000	$ $ $ $	1.699640 1.588512 1.383835 1.212483	3,169,790.211 2,180,228.471 1,528,948.358 114,053.236
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.649588 1.441358 1.253265 1.000000	$ $ $ $	1.708229 1.649588 1.441358 1.253265	454,971.673 618,414.404 363,676.962 40,998.617
Transamerica Money Market - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.002241 0.989235 0.994632 1.000000	$ $ $ $	1.033653 1.002241 0.989235 0.994632	5,800,411.285 4,532,561.786 1,771,931.116 291,618.887
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.396058 1.388348 1.307629 1.000000	$ $ $ $	1.388698 1.396058 1.388348 1.307629	274,505.460 257,130.481 246,949.090 90,827.467
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	1,952,604.693 1,713,370.363 1,061,766.323 250,989.845
Van Kampen Active International Allocation - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.684932 1.502279 1.315176 1.000000	$ $ $ $	2.049025 1.684932 1.502279 1.315176	1,143,499.212 754,118.895 349,705.872 23,578.823
Van Kampen Large Cap Core - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.378817 1.279936 1.152270 1.000000	$ $ $ $	1.498128 1.378817 1.279936 1.152270	262,350.090 186,818.696 92,505.295 5,422.785
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.331937 1.257274 1.191283 1.000000	$ $ $ $	1.441000 1.331937 1.257274 1.191283	422,391.546 297,261.950 198,461.657 129,268.429
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	163.816 67,111.987 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.136976 1.092421 0.998447 0.758797 1.000000	$ $ $ $ $	1.267676 1.136976 1.092421 0.998447 0.758797	10,118,934.734 11,596,463.091 11,811,628.055 11,661,321.775 6,110,740.785
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.139348 1.062933 1.012659 0.794074 1.000000	$ $ $ $ $	1.192910 1.139348 1.062933 1.012659 0.794074	3,188,936.507 3,379,073.374 3,254,654.809 3,573,679.805 1,752,165.768
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.166530 1.129734 1.028983 0.788553 1.000000	$ $ $ $ $	1.347197 1.166530 1.129734 1.028983 0.788553	7,213,805.049 8,102,946.374 8,008,712.975 9,102,047.480 5,408,750.825
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.156857 1.020390 0.954070 0.783412 1.000000	$ $ $ $ $	1.134725 1.156857 1.020390 0.954070 0.783412	2,138,371.008 2,615,952.695 2,627,983.119 2,948,952.678 1,718,231.303
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.431098 1.242763 1.093234 0.863856 1.000000	$ $ $ $ $	1.574294 1.431098 1.242763 1.093234 0.863856	27,156,105.571 27,480,921.534 24,897,024.657 22,112,800.202 11,668,555.849
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.203501 1.154787 1.051697 0.819327 1.000000	$ $ $ $ $	1.424871 1.203501 1.154787 1.051697 0.819327	11,482,372.441 10,433,605.172 10,453,433.316 10,280,521.184 5,651,940.012

55

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.033325 0.992121 0.974625 0.744894 1.000000	$ $ $ $ $	1.087133 1.033325 0.992121 0.974625 0.744894	5,647,323.921 6,499,897.957 6,585,516.465 6,731,308.053 4,073,699.598
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.679083 1.441197 1.171204 0.858157 1.000000	$ $ $ $ $	1.863182 1.679083 1.441197 1.171204 0.858157	26,618,079.253 28,727,005.111 26,682,337.463 23,855,787.404 12,764,575.784
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.322459 1.307865 1.163843 0.749188 1.000000	$ $ $ $ $	1.514528 1.322459 1.307865 1.163843 0.749188	13,985,545.180 15,396,904.960 15,741,726.066 14,207,220.608 5,912,035.834
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.395231 1.261578 1.060809 0.797389 1.000000	$ $ $ $ $	1.560633 1.395231 1.261578 1.060809 0.797389	2,263,975.375 2,809,767.324 2,797,124.666 1,927,892.641 897,151.622
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.025549 0.984054 0.953700 0.781122 1.000000	$ $ $ $ $	1.194022 1.025549 0.984054 0.953700 0.781122	5,835,042.204 5,595,766.044 6,684,859.585 7,272,200.735 4,008,647.324
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.070861 1.032777 0.985079 0.747860 1.000000	$ $ $ $ $	1.193842 1.070861 1.032777 0.985079 0.747860	4,667,626.939 5,253,741.581 6,302,966.133 5,459,725.240 2,385,265.732
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.167818 1.153001 1.052023 0.918659 1.000000	$ $ $ $ $	1.286878 1.167818 1.153001 1.052023 0.918659	16,903,039.796 16,655,289.704 16,582,900.478 14,871,064.299 7,312,399.793
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.210492 1.177364 1.047037 0.823545 1.000000	$ $ $ $ $	1.430194 1.210492 1.177364 1.047037 0.823545	5,300,356.527 5,438,975.647 5,900,680.878 5,785,961.972 3,502,739.824
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.224786 1.179538 1.089116 0.897589 1.000000	$ $ $ $ $	1.323313 1.224786 1.179538 1.089116 0.897589	33,568,769.961 4,845,196.492 37,191,943.531 36,517,743.166 11,591,534.581
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.299672 1.172954 1.040631 0.805934 1.000000	$ $ $ $ $	1.483425 1.299672 1.172954 1.040631 0.805934	38,593,858.260 7,722,449.747 35,638,365.532 31,502,546.337 16,272,593.291
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.249478 1.177978 1.071274 0.869075 1.000000	$ $ $ $ $	1.375068 1.249478 1.177978 1.071274 0.869075	83,524,651.950 87,759,205.543 91,407,207.159 88,673,069.395 32,222,771.028
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.283146 1.182586 1.055085 0.840459 1.000000	$ $ $ $ $	1.441971 1.283146 1.182586 1.055085 0.840459	91,934,977.451 88,286,740.990 84,971,259.854 82,297,814.431 33,222,409.887
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.387034 1.211837 1.037373 0.809708 1.000000	$ $ $ $ $	1.600985 1.387034 1.211837 1.037373 0.809708	9,839,016.275 9,042,512.929 8,548,256.467 8,393,194.099 6,281,486.623

56

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.307639 1.202232 1.098404 0.808601 1.000000	$ $ $ $ $	1.475760 1.307639 1.202232 1.098404 0.808601	14,504,366.577 15,042,212.777 13,152,473.277 10,740,677.600 5,399,047.316
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.213677 1.156474 1.067291 0.792055 1.000000	$ $ $ $ $	1.319231 1.213677 1.156474 1.067291 0.792055	12,157,251.705 12,814,601.751 12,748,589.879 12,013,433.858 5,767,436.631
Capital Guardian Value - Initial Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003 2002	$ $ $ $ $	1.269220 1.193653 1.036131 0.779903 1.000000	$ $ $ $ $	1.459676 1.269220 1.193653 1.036131 0.779903	20,067,436.779 21,352,476.341 22,143,461.855 21,342,888.123 10,709,509.211
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.832327 1.635687 1.247170 0.930745 1.000000	$ $ $ $ $	2.573569 1.832327 1.635687 1.247170 0.930745	9,212,607.517 9,101,486.835 10,005,326.359 9,516,098.300 4,809,430.292
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.143780 1.119870 1.021871 0.802779 1.000000	$ $ $ $ $	1.302033 1.143780 1.119870 1.021871 0.802779	7,716,571.499 8,160,708.932 8,538,019.843 8,381,439.794 4,217,770.414
Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003 2002	$ $ $ $ $	1.159008 1.031770 0.957795 0.753450 1.000000	$ $ $ $ $	1.166632 1.159008 1.031770 0.957795 0.753450	2,327,618.058 2,434,902.576 2,921,263.309 2,719,519.105 1,582,638.959
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.135338 1.105003 1.025659 0.768745 1.000000	$ $ $ $ $	1.328787 1.135338 1.105003 1.025659 0.768745	11,358,368.261 12,120,466.275 12,790,293.877 12,437,980.172 8,348,762.046
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.252826 1.246462 1.150343 0.989712 1.000000	$ $ $ $ $	1.372181 1.252826 1.246462 1.150343 0.989712	10,873,753.481 10,523,414.926 14,024,046.975 13,376,541.310 4,756,359.190
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.231481 1.105264 0.979225 0.791709 1.000000	$ $ $ $ $	1.496170 1.231481 1.105264 0.979225 0.791709	14,053,534.480 13,485,906.634 13,179,697.354 13,367,701.243 4,394,827.717
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.418087 1.322924 1.193911 1.000000	$ $ $ $	1.475008 1.418087 1.322924 1.193911	1,551,356.330 1,653,425.028 814,270.659 790,541.253
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.136148 1.124682 1.090330 1.052874 1.000000	$ $ $ $ $	1.168829 1.136148 1.124682 1.090330 1.052874	28,043,393.292 28,041,749.172 28,153,142.242 30,354,076.336 16,193,915.182
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002	$ $ $ $ $	1.214671 1.181867 1.042793 0.841110 1.000000	$ $ $ $ $	1.426503 1.214671 1.181867 1.042793 0.841110	24,699,385.848 27,600,491.364 29,728,764.275 29,182,155.799 15,052,753.799
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002	$ $ $ $ $	1.199234 1.144273 1.055194 0.817448 1.000000	$ $ $ $ $	1.342311 1.199234 1.144273 1.055194 0.817448	14,500,756.473 14,839,893.375 15,676,491.871 15,396,403.641 8,100,585.720

57

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.226760 1.123465 1.031215 0.744044 1.000000	$ $ $ $ $	1.254498 1.226760 1.123465 1.031215 0.744044	14,935,659.313 17,380,789.319 17,771,138.129 17,595,030.522 7,877,697.272
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.184338 1.116318 1.033137 0.825826 1.000000	$ $ $ $ $	0.694438 1.184338 1.116318 1.033137 0.825826	1,400,813.221 1,309,867.085 746,039.782 737,723.121 157,820.345
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.237092 1.160714 1.057833 0.940839 1.000000	$ $ $ $ $	1.332696 1.237092 1.160714 1.057833 0.940839	5,115,987.831 5,476,218.898 5,714,999.763 5,869,327.851 3,101,509.323
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.292368 1.260191 1.127956 0.923984 1.000000	$ $ $ $ $	1.414865 1.292368 1.260191 1.127956 0.923984	4,703,039.626 4,187,277.851 4,282,977.249 3,726,360.391 919,309.231
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.436101 1.248282 1.091940 0.842931 1.000000	$ $ $ $ $	1.541267 1.436101 1.248282 1.091940 0.842931	18,941,437.202 17,697,428.114 17,919,485.788 12,900,294.843 5,140,665.249
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.356483 1.182204 1.026868 0.792775 1.000000	$ $ $ $ $	1.407439 1.356483 1.182204 1.026868 0.792775	6,508,771.188 8,161,061.219 8,522,199.657 5,872,812.390 2,847,006.076
Transamerica Money Market - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.006491 0.990971 0.993896 0.999405	$ $ $ $	1.040621 1.006491 0.990971 0.993896	16,222,443.124 14,722,362.804 13,634,299.438 18,683,018.636
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.144051 1.135476 1.064476 0.714332 1.000000	$ $ $ $ $	1.140761 1.144051 1.135476 1.064476 0.714332	2,341,438.727 3,183,922.385 3,965,978.362 2,431,656.546 806,633.202
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2006 2005 2004 2003 2002	$ $ $ $ $	1.515446 1.351774 1.176997 0.624786 1.000000	$ $ $ $ $	1.766142 1.515446 1.351774 1.176997 0.624786	1,378,002.325 1,635,713.730 1,676,714.069 1,865,725.888 1,856,271.192
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003 2002	$ $ $ $ $	1.090697 1.080729 1.059877 1.04912 1.000000	$ $ $ $ $	1.111955 1.090697 1.080729 1.059877 1.04912	8,392,560.059 8,714,101.007 9,186,050.220 11,648,287.297 8,143,202.124
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002	$ $ $ $ $	1.390238 1.237571 1.080388 0.824046 1.000000	$ $ $ $ $	1.695068 1.390238 1.237571 1.080388 0.824046	8,760,868.777 6,963,291.861 4,760,145.019 3,738,017.176 2,057,276.915
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002	$ $ $ $ $	1.255965 1.162777 1.044706 0.874009 1.000000	$ $ $ $ $	1.368013 1.255965 1.162777 1.044706 0.874009	2,973,607.779 3,362,791.418 3,232,591.584 3,425,841.420 2,183,386.377
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.028462 0.968672 0.915881 0.723956 1.000000	$ $ $ $ $	1.115871 1.028462 0.968672 0.915881 0.723956	5,887,913.652 6,510,394.300 7,103,942.077 8,016,102.927 5,192,990.450

58

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

59

APPENDIX B

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date

AV201 101 65 189 (Policy Form)	January 1991

AE830 292 (endorsement)	May 1992

AE847 394 (endorsement)	June 1994

AE871 295 (endorsement)	May 1995

AV254 101 87 196 (Policy Form)	June 1996

AE909 496 (endorsement)	June 1996

AE890 196 (endorsement)	June 1996

AV320 101 99 197 (Policy Form)	May 1997

AE945 197 (endorsement)	May 1997

AV376 101 106 1197 (Policy Form)	May 1998

RGMI 1 798 (endorsement – family income protector)	December 1998

AV432 101 114 199 (Group Policy Form)	May 2000

AV494 101 124 100 (Individual Policy Form)	May 2000

AV620 101 137 101 (Individual Policy Form)	May 2001

AV720 101 148 102 (Individual Policy Form)	May 2002

60

Product Feature	AV201 101 65 189	AV201 101 65 189, AE830 292, and AE847 394	AV201 101 65 189, AE847 394, and AE871 295

Excess Interest Adjustment	N/A	N/A	N/A

Guaranteed Minimum Death Benefit Option(s)

Total premiums paid, less

any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.

		5% Annually Compounding (Option A).	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	4%	4%	4%

Asset Rebalancing	N/A	N/A	N/A

Death Proceeds	Greater of 1) the policy value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death	Greater of (a) policy value and (b) 5% Annually Compounding Death Benefit	Greatest of (a) policy value and (b) guaranteed minimum death benefit

Distribution Financing Charge	N/A	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	N/A

Service Charge	$35 assessed on each policy anniversary. Not deducted from the fixed account.	$35 assessed on each policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

61

Product Feature	AV254 101 87 196, AE909 496, and AE890 196	AV320 101 99 197 and AE945 197	AV376 101 106 1197 and AE 945 197

Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.	5% Annually Compounding (Option A), Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	Applicable	Applicable

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	No	Yes (1.10%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date)

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment choice.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment choices.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

62

Product Feature	AV432 101 114 199 , AV494 101 124 100 and RGMI 1 798	AV620 101 137 101 and RGMI 1 798	AV720 101 148 102, RGMI 1 798

Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A), Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80 (Option B), Return of Premium (Option C), and Monthly Step-Up through age 80 (Option D). Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).	Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	2%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.25%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment choices.

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment choices.

Annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	Yes	Yes	Yes

63

Product Feature	AV620 101 137 101 and RGMI 1 798

Excess Interest Adjustment	Yes

Guaranteed Minimum Death Benefit Option(s)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge

Assessed either on a policy

anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment choices.

Nursing Care and Terminal Condition Withdrawal Option	Yes

Unemployment Waiver	Yes

64

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2007

Guaranteed Future Value. We guarantee that, on the guaranteed future value date, your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

2

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 - $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this rider:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charges and excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

3

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

4

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charges and excess interest adjustments that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal on the “For Life” benefit is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The

5

rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities—Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice (s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities- Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will

6

occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice (s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment choices.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

7

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 For Life rider for a qualified policy.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year, immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess withdrawals” - see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2007

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any withdrawal in excess of the maximum withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See “Adjusted Partial Withdrawals,” below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to 5% of the total withdrawal base.

For qualified policies: The maximum annual withdrawal amount for the year that the plan participant (generally the annuitant) becomes 70 1/2 years old (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

2

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See Designated Choices, below).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year (“excess withdrawals”) will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Because the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life rider terminates and there are no more additional guaranteed withdrawals.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base.)

3

Designated Investment Choices. If you elect the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choices.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Death Benefit. If you elect the 5 For Life benefit and if, upon the death of the annuitant, the minimum remaining withdrawal amount is greater than the base policy benefit, then we will add the excess amount to the death benefit payable.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

4

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the 5 For Life rider. The application and operation of the 5 For Life rider are governed by the terms and conditions of the rider itself. The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

5

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Prospectus dated May 1, 2007

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Income Select for Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life rider for a qualified policy.

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option – Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $4,500, which is the applicable income benefit percentage (4.5%) multiplied by the total withdrawal base on the rider date ($100,000), each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 60—64, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2007

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any withdrawal in excess of the maximum withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Amount Adjustments below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

For qualified policies:

If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

2

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See Designated Choices, below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
≥95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent Total Withdrawal Base Adjustments.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please note:

•	Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the Income Select for Life rider terminates and there are no more additional guaranteed withdrawals.

3

Designated Investment Choices. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the first rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated choice.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Income Select for Life – Additional Options

You may elect the following options with the Income Select for Life rider (the options are not mutually exclusive):

•	Growth;

•	Additional Death Payment;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option. You can elect any combination of options.

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

4

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments,” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate.

•	This option does not provide for or guarantee any growth in the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See the SAI for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments.

Please note:

•	Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life rider.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount

5

to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

4. Income Enhancement Option. If you elect the Income Select for Life rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run consecutively.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The additional benefit provided by this option applies to both physical and cognitive ailments, like Alzheimer’s.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the waiting period and elimination period requirements.

Income Select for Life Rider and Additional Option Fees

A rider fee, 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. If you elect options with the Income Select for Life rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

6

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is not yet age 81 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Income Select for Life rider. The application and operation of the Income Select for Life rider are governed by the terms and conditions of the rider itself. The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

7

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

FIXED ACCOUNT LIMITATIONS

Effective immediately, we will not accept any premium payment in excess of $5,000 for guaranteed period options of less than five years duration. We also will not accept any premium payment or transfer that would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2007

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus dated May 1, 2007

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2007

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

To The

Prospectus Dated May 1, 2007

The following investment choices are hereby added to your policy:

BLACKROCK VARIABLE SERIES FUNDS, INC.

Managed by BlackRock Advisors, LLC

BlackRock Basic Value V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock High Income V.I. Fund

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. This rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Total Portfolio Annual Operating Expenses(1):	Lowest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	1.60%

(1)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2007

We have developed this variable annuity product in cooperation with Merrill Lynch, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
FAM Variable Series Fund, Inc.	0.10%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

2

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Liquidity Rider. The application and operation of the Liquidity Rider are governed by the terms and conditions of the rider itself. The Liquidity Rider may vary for certain policies and may not be available for all policies.

3

The following hereby amends, and to the extent inconsistent replaces, the corresponding Appendix A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2006. Should the total separate account expense applicable to your policy fall between the maximum and the minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205

writing:	Transamerica Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.412661 1.403821 1.293049 1.000000	$ $ $ $	1.682936 1.412661 1.403821 1.293049	0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.775166 1.643080 1.469634 1.000000	$ $ $ $	2.022247 1.775166 1.643080 1.469634	0.000 0.000 0.000 0.000
BlackRock High Current Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.217348 1.226328 1.121973 1.000000	$ $ $ $	1.302599 1.217348 1.226328 1.121973	0.000 0.000 0.000 0.000
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.381110 1.360651 1.225218 1.000000	$ $ $ $	1.612659 1.381110 1.360651 1.225218	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.264181 1.231489 1.151154 1.000000	$ $ $ $	1.348817 1.264181 1.231489 1.151154	0.000 0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.511459 1.381416 1.240772 1.000000	$ $ $ $	1.703320 1.511459 1.381416 1.240772	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.334304 1.274074 1.172951 1.000000	$ $ $ $	1.450650 1.334304 1.274074 1.172951	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.423364 1.327175 1.199864 1.000000	$ $ $ $	1.579837 1.423364 1.327175 1.199864	0.000 0.000 0.000 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.025414	0.000
BlackRock Large Cap Value - Service Class(4) Subaccount Inception Date May 1, 2000b	2006 2005 2004 2003	$ $ $ $	1.634379 1.444602 1.252476 1.000000	$ $ $ $	1.863272 1.634379 1.444602 1.252476	0.000 0.000 0.000 0.000

4

Subaccount	Year	2.30% (continued)
		Beginning AUV		Ending AUV		# Units
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.514051 1.409258 1.303565 1.000000	$ $ $ $	1.687280 1.514051 1.409258 1.303565	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.379317 1.330267 1.242941 1.000000	$ $ $ $	1.481423 1.379317 1.330267 1.242941	0.000 0.000 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.525905 1.451947 1.276291 1.000000	$ $ $ $	1.733414 1.525905 1.451947 1.276291	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.807285 1.633413 1.261219 1.000000	$ $ $ $	2.507320 1.807285 1.633413 1.261219	0.000 0.000 0.000 0.000
J.P. Morgan Enhanced Index - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.320678 1.309105 1.209751 1.000000	$ $ $ $	1.484265 1.320678 1.309105 1.209751	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.413934 1.274091 1.197292 1.000000	$ $ $ $	1.404338 1.413934 1.274091 1.197292	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.370990 1.351017 1.269268 1.000000	$ $ $ $	1.585424 1.370990 1.351017 1.269268	0.000 0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.146748 1.155681 1.079727 1.000000	$ $ $ $	1.240057 1.146748 1.155681 1.079727	0.000 0.000 0.000 0.000
MFS International Equity - Service Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.532659 1.394598 1.249023 1.000000	$ $ $ $	1.841701 1.532659 1.394598 1.249023	0.000 0.000 0.000 0.000
Marsico Growth - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.372359 1.297321 1.184729 1.000000	$ $ $ $	1.410743 1.372359 1.297321 1.184729	0.000 0.000 0.000 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.021247 1.023862 1.005095 1.000000	$ $ $ $	1.037254 1.021247 1.023862 1.005095	0.000 0.000 0.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.375508 1.355459 1.210437 1.000000	$ $ $ $	1.596202 1.375508 1.355459 1.210437	0.000 0.000 0.000 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.336935 1.291449 1.205923 1.000000	$ $ $ $	1.478655 1.336935 1.291449 1.205923	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.539750 1.426709 1.325528 1.000000	$ $ $ $	1.555483 1.539750 1.426709 1.325528	0.000 0.000 0.000 0.000
Templeton Transamerica Global - Service Class(7) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.130371 1.078330 1.200018 1.000000	$ $ $ $	1.308891 1.130371 1.078330 1.200018	0.000 0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.247750 1.184125 1.092598 1.000000	$ $ $ $	1.326386 1.247750 1.184125 1.092598	0.000 0.000 0.000 0.000

5

Subaccount	Year	2.30% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.283534 1.268063 1.148118 1.000000	$ $ $ $	1.388395 1.283534 1.268063 1.148118	0.000 0.000 0.000 0.000
Transamerica Equity - Service Class(8) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.547439 1.361322 1.204564 1.000000	$ $ $ $	1.639549 1.547439 1.361322 1.204564	0.000 0.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.606943 1.417914 1.245074 1.000000	$ $ $ $	1.647839 1.606943 1.417914 1.245074	0.000 0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	0.976290 0.973119 0.988117 1.000000	$ $ $ $	0.997075 0.976290 0.973119 0.988117	0.000 0.000 0.000 0.000
Transmerica Science and Technology - Service Class(9) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359961 1.365772 1.299095 1.000000	$ $ $ $	1.339587 1.359961 1.365772 1.299095	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	0.993588 0.996629 0.990855 1.000000	$ $ $ $	1.001021 0.993588 0.996629 0.990855	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.641334 1.477827 1.306577 1.000000	$ $ $ $	1.976560 1.641334 1.477827 1.306577	0.000 0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.343168 1.259117 1.144742 1.000000	$ $ $ $	1.445169 1.343168 1.259117 1.144742	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.297496 1.236820 1.183500 1.000000	$ $ $ $	1.390044 1.297496 1.236820 1.183500	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.433493 1.390873 1.283810 1.000000	$ $ $ $	1.582701 1.433493 1.390873 1.283810	0.000 0.000 0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.344584 1.266759 1.218793 1.000000	$ $ $ $	1.394062 1.344584 1.266759 1.218793	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359832 1.329897 1.223289 1.000000	$ $ $ $	1.555119 1.359832 1.329897 1.223289	0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359749 1.211153 1.143646 1.000000	$ $ $ $	1.320728 1.359749 1.211153 1.143646	0.000 0.000 0.000 0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.582402 1.387678 1.232790 1.000000	$ $ $ $	1.723765 1.582402 1.387678 1.232790	0.000 0.000 0.000 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.404275 1.360683 1.251476 1.000000	$ $ $ $	1.646378 1.404275 1.360683 1.251476	0.000 0.000 0.000 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.287588 1.248415 1.238538 1.000000	$ $ $ $	1.341444 1.287588 1.248415 1.238538	0.000 0.000 0.000 0.000

6

Subaccount	Year	2.30% (continued)
		Beginning AUV		Ending AUV		# Units
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.947702 1.688213 1.385512 1.000000	$ $ $ $	2.140177 1.947702 1.688213 1.385512	0.000 0.000 0.000 0.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.638305 1.636169 1.470410 1.000000	$ $ $ $	1.857970 1.638305 1.636169 1.470410	0.000 0.000 0.000 0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.611720 1.471678 1.249731 1.000000	$ $ $ $	1.785215 1.611720 1.471678 1.249731	0.000 0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.300600 1.260252 1.233478 1.000000	$ $ $ $	1.499500 1.300600 1.260252 1.233478	0.000 0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.350138 1.314944 1.266619 1.000000	$ $ $ $	1.490522 1.350138 1.314944 1.266619	0.000 0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.217344 1.213736 1.118395 1.000000	$ $ $ $	1.328377 1.217344 1.213736 1.118395	0.000 0.000 0.000 0.000

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)	Formerly known as Templeton Great Companies Global.

(8)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(9)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

7

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.180417 1.161590 1.059451 0.805505 1.000000	$ $ $ $ $	1.420094 1.180417 1.161590 1.059451 0.805505	2,648,655.884 2,907,096.139 3,361,070.025 3,414,445.67 2,171,702.06
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.488268 1.364102 1.208156 0.804321 1.000000	$ $ $ $ $	1.712096 1.488268 1.364102 1.208156 0.804321	787,572.076 644,526.632 346,775.546 300,020.86 47,143.40
BlackRock High Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.332101 1.328841 1.203853 0.951877 1.000000	$ $ $ $ $	1.439422 1.332101 1.328841 1.203853 0.951877	501,415.546 432,007.433 422,542.874 465,041.55 338,904.90
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.417763 1.383150 1.233271 1.000000	$ $ $ $	1.671730 1.417763 1.383150 1.233271	152,170.517 235,782.113 188,929.190 0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.297758 1.251868 1.158727 1.000000	$ $ $ $	1.398275 1.297758 1.251868 1.158727	3,886,872.531 1,677,885.584 428,274.768 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.551604 1.404276 1.248932 1.000000	$ $ $ $	1.765771 1.551604 1.404276 1.248932	938,513.095 329,338.607 126,415.690 87,264.977
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.369719 1.295146 1.180666 1.000000	$ $ $ $	1.503812 1.369719 1.295146 1.180666	7,909,362.255 4,927,623.769 1,338,727.609 128,668.868
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.461149 1.349136 1.207772 1.000000	$ $ $ $	1.637730 1.461149 1.349136 1.207772	13,522,017.467 6,357,297.689 981,191.180 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.032112	579,214.515
BlackRock Large Cap Value - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.677743 1.468479 1.260709 1.000000	$ $ $ $	1.931542 1.677743 1.468479 1.260709	187,897.814 67,966.537 7,722.368 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.554244 1.432568 1.312143 1.000000	$ $ $ $	1.749122 1.554244 1.432568 1.312143	144,639.962 53,616.520 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.415922 1.352264 1.251112 1.000000	$ $ $ $	1.535708 1.415922 1.352264 1.251112	79,118.807 76,586.316 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.566401 1.475955 1.284690 1.000000	$ $ $ $	1.796930 1.566401 1.475955 1.284690	75,502.649 70,299.040 1,273.373 1,275.931
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.855246 1.660425 1.269513 1.000000	$ $ $ $	2.599171 1.855246 1.660425 1.269513	32,510.516 13,804.873 1,270.494 1,273.045
JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.355718 1.330739 1.217705 1.000000	$ $ $ $	1.538626 1.355718 1.330739 1.217705	161,462.875 217,023.827 158,504.779 0.000
Jennison Growth - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.451445 1.295150 1.205162 1.000000	$ $ $ $	1.455795 1.451445 1.295150 1.205162	18,190.551 0.000 0.000 0.000

8

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Legg Mason Partners All Cap - Service Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.407373 1.373361 1.277605 1.000000	$ $ $ $	1.643512 1.407373 1.373361 1.277605	305,464.369 366,245.080 277,326.833 48,001.647
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.177206 1.174817 1.086836 1.000000	$ $ $ $	1.285516 1.177206 1.174817 1.086836	34,996.964 34,620.209 1,454.090 1,457.012
MFS International Equity - Service Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.573346 1.417665 1.257247 1.000000	$ $ $ $	1.909198 1.573346 1.417665 1.257247	111,225.153 11,388.922 9,149.813 650.772
Marsico Growth - Service Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.408780 1.318758 1.192513 1.000000	$ $ $ $	1.462445 1.408780 1.318758 1.192513	565,971.364 598,783.292 263,698.513 99,540.462
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.048392 1.040825 1.011723 1.000000	$ $ $ $	1.075309 1.048392 1.040825 1.011723	289,909.893 217,093.216 56,159.850 7,695.212
T. Rowe Price Equity Income - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.412035 1.377884 1.218401 1.000000	$ $ $ $	1.654712 1.412035 1.377884 1.218401	84,401.342 60,489.347 39,245.791 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.372412 1.312796 1.213849 1.000000	$ $ $ $	1.532844 1.372412 1.312796 1.213849	24,087.959 14,879.622 23,075.489 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.580617 1.450314 1.334243 1.000000	$ $ $ $	1.612498 1.580617 1.450314 1.334243	273,536.450 308,970.480 260,664.647 0.000
Templeton Transamerica Global - Service Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.149052 1.085463 1.207910 1.000000	$ $ $ $	1.343616 1.149052 1.085463 1.207910	98,408.747 39,675.734 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.280899 1.203735 1.099798 1.000000	$ $ $ $	1.375028 1.280899 1.203735 1.099798	78,317.905 37,777.859 37,792.201 37,808.010
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.317623 1.289055 1.155678 1.000000	$ $ $ $	1.439300 1.317623 1.289055 1.155678	106,058.671 22,150.089 0.000 0.000
Transamerica Equity - Service Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.588512 1.383835 1.212483 1.000000	$ $ $ $	1.699640 1.588512 1.383835 1.212483	76,768.881 41,686.004 36,633.042 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.649588 1.441358 1.253265 1.000000	$ $ $ $	1.708229 1.649588 1.441358 1.253265	0.000 0.000 4,881.796 0.000
Transamerica Money Market - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.002241 0.989235 0.994632 1.000000	$ $ $ $	1.033653 1.002241 0.989235 0.994632	735,478.334 302,849.462 99,495.771 0.000
Transamerica Science and Technology - Service Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.396058 1.388348 1.307629 1.000000	$ $ $ $	1.388698 1.396058 1.388348 1.307629	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	113,369.453 74,528.813 2,362.731 93,421.703

9

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.684932 1.502279 1.315176 1.000000	$ $ $ $	2.049025 1.684932 1.502279 1.315176	263,302.727 194,154.044 169,126.161 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.378817 1.279936 1.152270 1.000000	$ $ $ $	1.498128 1.378817 1.279936 1.152270	5,267.910 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.331937 1.257274 1.191283 1.000000	$ $ $ $	1.441000 1.331937 1.257274 1.191283	22,163.613 16,840.027 2,523.381 0.000
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.136976 1.092421 0.998447 0.758797 1.000000	$ $ $ $ $	1.267676 1.136976 1.092421 0.998447 0.758797	512,366.564 594,234.042 631,925.715 637,032.408 369,892.836
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.139348 1.062933 1.012659 0.794074 1.000000	$ $ $ $ $	1.192910 1.139348 1.062933 1.012659 0.794074	36,060.789 57,401.494 66,742.343 85,718.017 74,397.449
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.166530 1.129734 1.028983 0.788553 1.000000	$ $ $ $ $	1.347197 1.166530 1.129734 1.028983 0.788553	632,782.229 491,700.765 476,678.882 591,928.339 386,716.768
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.156857 1.020390 0.954070 0.783412 1.000000	$ $ $ $ $	1.134725 1.156857 1.020390 0.954070 0.783412	447,009.324 448,473.359 830,901.693 784,197.432 337,594.326
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.431098 1.242763 1.093234 0.863856 1.000000	$ $ $ $ $	1.574294 1.431098 1.242763 1.093234 0.863856	1,264,575.302 1,133,572.721 1,017,226.398 1,163,723.293 678,634.412
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.203501 1.154787 1.051697 0.819327 1.000000	$ $ $ $ $	1.424871 1.203501 1.154787 1.051697 0.819327	371,448.076 339,604.423 306,126.791 352,561.273 234,242.883
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.033325 0.992121 0.974625 0.744894 1.000000	$ $ $ $ $	1.087133 1.033325 0.992121 0.974625 0.744894	310,526.836 328,824.419 325,882.574 272,176.821 188,359.748
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.679083 1.441197 1.171204 0.858157 1.000000	$ $ $ $ $	1.863182 1.679083 1.441197 1.171204 0.858157	1,093,006.091 1,183,132.295 1,185,433.830 1,239,687.170 1,070,873.550
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.322459 1.307865 1.163843 0.749188 1.000000	$ $ $ $ $	1.514528 1.322459 1.307865 1.163843 0.749188	782,501.272 913,314.278 950,157.451 891,402.824 659,038.652
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.395231 1.261578 1.060809 0.797389 1.000000	$ $ $ $ $	1.560633 1.395231 1.261578 1.060809 0.797389	15,072.461 82,942.422 159,513.423 151,386.478 57,340.565

10

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.025549 0.984054 0.953700 0.781122 1.000000	$ $ $ $ $	1.194022 1.025549 0.984054 0.953700 0.781122	460,374.057 474,187.759 572,726.174 544,209.967 293,214.223
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.070861 1.032777 0.985079 0.747860 1.000000	$ $ $ $ $	1.193842 1.070861 1.032777 0.985079 0.747860	325,379.535 281,556.736 334,379.449 278,449.912 160,754.242
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.167818 1.153001 1.052023 0.918659 1.000000	$ $ $ $ $	1.286878 1.167818 1.153001 1.052023 0.918659	744,289.126 459,483.215 412,928.596 486,595.310 255,922.368
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.210492 1.177364 1.047037 0.823545 1.000000	$ $ $ $ $	1.430194 1.210492 1.177364 1.047037 0.823545	348,125.937 279,935.440 196,899.069 221,015.018 137,071.187
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.224786 1.179538 1.089116 0.897589 1.000000	$ $ $ $ $	1.323313 1.224786 1.179538 1.089116 0.897589	3,309,182.671 1,586,674.001 1,760,242.980 1,906,847.172 876,495.345
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.299672 1.172954 1.040631 0.805934 1.000000	$ $ $ $ $	1.483425 1.299672 1.172954 1.040631 0.805934	1,695,508.291 1,716,854.272 2,020,827.821 1,664,016.395 854,486.148
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.249478 1.177978 1.071274 0.869075 1.000000	$ $ $ $ $	1.375068 1.249478 1.177978 1.071274 0.869075	8,086,436.726 6,717,430.594 6,823,843.260 6,650,434.374 2,846,225.738
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.283146 1.182586 1.055085 0.840459 1.000000	$ $ $ $ $	1.441971 1.283146 1.182586 1.055085 0.840459	5,592,495.323 6,442,745.044 6,356,501.372 5,804,645.957 3,357,597.700
BlackRock Large Cap Value - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.387034 1.211837 1.037373 0.809708 1.000000	$ $ $ $ $	1.600985 1.387034 1.211837 1.037373 0.809708	356,729.526 420,662.551 465,807.376 443,493.164 236,553.168
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.307639 1.202232 1.098404 0.808601 1.000000	$ $ $ $ $	1.475760 1.307639 1.202232 1.098404 0.808601	1,056,272.173 973,075.229 955,599.429 830,077.482 625,870.167
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.213677 1.156474 1.067291 0.792055 1.000000	$ $ $ $ $	1.319231 1.213677 1.156474 1.067291 0.792055	1,339,022.026 1,203,195.773 1,611,534.272 1,649,789.133 1,226,256.128
Capital Guardian Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.269220 1.193653 1.036131 0.779903 1.000000	$ $ $ $ $	1.459676 1.269220 1.193653 1.036131 0.779903	1,356,285.387 1,314,986.623 1,508,385.257 1,539,423.862 965,971.937
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.832327 1.635687 1.247170 0.930745 1.000000	$ $ $ $ $	2.573569 1.832327 1.635687 1.247170 0.930745	470,126.875 493,157.934 527,534.266 494,319.066 292,267.526

11

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.143780 1.119870 1.021871 0.802779 1.000000	$ $ $ $ $	1.302033 1.143780 1.119870 1.021871 0.802779	398,254.033 481,878.811 429,131.773 444,036.351 248,378.848
Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.159008 1.031770 0.957795 0.753450 1.000000	$ $ $ $ $	1.166632 1.159008 1.031770 0.957795 0.753450	174,247.336 116,717.978 133,750.390 133,010.504 76,322.248
Legg Mason Partners All Cap - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.135338 1.105003 1.025659 0.768745 1.000000	$ $ $ $ $	1.328787 1.135338 1.105003 1.025659 0.768745	943,616.981 952,347.725 1,182,161.415 1,090,111.057 422,351.461
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.252826 1.246462 1.150343 0.989712 0.954934	$ $ $ $ $	1.372181 1.252826 1.246462 1.150343 0.989712	658,632.668 683,544.972 835,611.020 853,805.903 426,277.791
MFS International Equity - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.231481 1.105264 0.979225 0.791709 1.000000	$ $ $ $ $	1.496170 1.231481 1.105264 0.979225 0.791709	442,854.473 473,430.930 468,813.006 483,606.412 201,773.940
Marsico Growth - Initial Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.418087 1.322924 1.193911 1.000000	$ $ $ $	1.475008 1.418087 1.322924 1.193911	626,726.179 508,575.894 31,344.704 51,120.812
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.136148 1.124682 1.090330 1.052874 1.000000	$ $ $ $ $	1.168829 1.136148 1.124682 1.090330 1.052874	3,620,587.833 3,517,784.087 3,617,838.035 3,612,769.754 2,318,021.651
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.214671 1.181867 1.042793 0.841110 1.000000	$ $ $ $ $	1.426503 1.214671 1.181867 1.042793 0.841110	1,574,277.610 1,838,223.059 1,620,842.533 1,818,429.181 1,068,795.427
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.199234 1.144273 1.055194 0.817448 1.000000	$ $ $ $ $	1.342311 1.199234 1.144273 1.055194 0.817448	1,056,550.111 1,220,627.660 1,496,073.109 1,435,087.254 853,039.860
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.226760 1.123465 1.031215 0.744004 1.000000	$ $ $ $ $	1.254498 1.226760 1.123465 1.031215 0.744004	719,982.672 884,833.769 951,825.476 1,060,864.160 539,694.275
Templeton Transamerica Global - Initial Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.184338 1.116318 1.033137 0.825826 1.000000	$ $ $ $ $	1.388874 1.184338 1.116318 1.033137 0.825826	107,515.521 42,495.629 18,101.734 18,876.611 25,480.593
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.237092 1.160714 1.057833 0.940839 1.000000	$ $ $ $ $	1.332696 1.237092 1.160714 1.057833 0.940839	73,801.759 83,067.528 85,354.474 100,544.543 63,625.690
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.292368 1.260191 1.127956 0.923984 1.000000	$ $ $ $ $	1.414865 1.292368 1.260191 1.127956 0.923984	511,587.210 487,124.507 515,791.961 404,453.723 214,322.097

12

Subaccount	Year	1.30% (continued)
		Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.436101 1.248282 1.091940 0.842931 1.000000	$ $ $ $ $	1.541267 1.436101 1.248282 1.091940 0.842931	744,910.617 649,576.011 686,814.993 206,485.414 154,745.090
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.356483 1.182204 1.026868 0.792775 1.000000	$ $ $ $ $	1.407439 1.356483 1.182204 1.026868 0.792775	473,984.055 429,145.363 484,459.259 166,651.503 162,427.490
Transamerica Money Market - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.006491 0.990971 0.993896 0.999405	$ $ $ $	1.040621 1.006491 0.990971 0.993896	1,670,999.939 882,078.300 802,958.874 682,961.604
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.515446 1.351774 1.176997 0.624786 1.000000	$ $ $ $ $	1.766142 1.515446 1.351774 1.176997 0.624786	154,140.280 165,773.954 177,107.523 184,776.166 270,032.372
Transamerica Science and Technology - Initial Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.144051 1.135476 1.064476 0.714332 1.000000	$ $ $ $ $	1.140761 1.144051 1.135476 1.064476 0.714332	101,604.054 110,389.063 101,125.242 44,642.094 18,332.298
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.090697 1.080729 1.059877 1.042912 1.000000	$ $ $ $ $	1.111955 1.090697 1.080729 1.059877 1.042912	1,749,934.021 1,691,953.248 1,656,064.059 1,655,492.145 1,389,505.540
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.390238 1.237571 1.080388 0.824046 1.000000	$ $ $ $ $	1.695068 1.390238 1.237571 1.080388 0.824046	675,580.718 533,353.634 307,262.736 257,636.614 99,636.670
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.255965 1.162777 1.044706 0.874009 1.000000	$ $ $ $ $	1.368013 1.255965 1.162777 1.044706 0.874009	264,793.921 263,704.550 277,444.584 268,697.734 214,769.043
Van Kampen MidCap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.028462 0.968672 0.915881 0.723956 1.000000	$ $ $ $ $	1.115871 1.028462 0.968672 0.915881 0.723956	469,414.663 655,196.035 700,102.325 646,387.625 415,655.829

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)

This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(8)	Formerly known as Templeton Great Companies Global.

(9)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(10)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

13

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

to the

Prospectus Dated May 1, 2007

The following subaccounts are only available to owners that held an investment in these subaccounts prior to May 1, 2007. However, if any such owner surrenders all of his or her money from these subaccounts on or after May 1, 2007, owner may not reinvest in these subaccounts.

STI CLASSIC VARIABLE TRUST

Managed by STI Capital Management, Inc.

STI Classic Capital Appreciation Fund

STI Classic Large Cap Relative Value Fund

STI Classic Large Cap Value Equity Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. This rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with SunTrust Securities, Inc. and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis.

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
STI Classic Variable Trust	0.25%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Liquidity Rider. The application and operation of the Liquidity Rider are governed by the terms and conditions of the rider itself The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2006. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205

writing:	Transamerica Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

	Year	2.30%
Subaccount		Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.151890 1.188990 1.139468 1.000000	$ $ $ $	1.247986 1.151890 1.188990 1.139468	0.000 0.000 0.000 0.000
STI Classic Large Cap Relative Value Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.460550 1.370344 1.226534 1.000000	$ $ $ $	1.659035 1.460550 1.370344 1.226534	0.000 0.000 0.000 0.000
STI Classic Large Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.385248 1.365818 1.211950 1.000000	$ $ $ $	1.658385 1.385248 1.365818 1.211950	0.000 0.000 0.000 0.000
STI Classic Mid-Cap Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.626365 1.455274 1.274491 1.000000	$ $ $ $	1.760319 1.626365 1.455274 1.274491	0.000 0.000 0.000 0.000
STI Classic Small Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.810481 1.655036 1.363404 1.000000	$ $ $ $	2.054919 1.810481 1.655036 1.363404	0.000 0.000 0.000 0.000

(1)

The subaccount will only be available to owners that held an investment in this subaccount prior to May 1, 2007. However, if any such owner surrenders all of his or her money from this subaccount on or after May 1, 2007, that owner may not reinvest in this subaccount.

3

	Year	1.30%
Subaccount		Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.182476 1.208669 1.146969 1.000000	$ $ $ $	1.293731 1.182476 1.208669 1.146969	14,339.678 13,702.779 13,065.303 5,678.182
STI Classic Large Cap Relative Value Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.499322 1.393010 1.234599 1.000000	$ $ $ $	1.719837 1.499322 1.393010 1.234599	23,740.966 13,746.322 1,963.378 0.000
STI Classic Large Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.422017 1.388406 1.219923 1.000000	$ $ $ $	1.719152 1.422017 1.388406 1.219923	968.897 724.166 252.088 0.000
STI Classic Mid-Cap Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.669544 1.479351 1.282875 1.000000	$ $ $ $	1.824831 1.669544 1.479351 1.282875	17,681.075 17,042.127 17,462.586 0.000
STI Classic Small Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.858547 1.682412 1.372373 1.000000	$ $ $ $	2.130244 1.858547 1.682412 1.372373	202,816.614 214,564.313 192,385.645 0.000

(1)

The subaccount will only be available to owners that held an investment in this subaccount prior to May 1, 2007. However, if any such owner surrenders all of his or her money from this subaccount on or after May 1, 2007, that owner may not reinvest in this subaccount.

[THIS SPACE INTENTIONALLY LEFT BLANK]

4

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

To The

Prospectus Dated May 1, 2007

The following investment choices are hereby added to your policy:

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Large-Cap Growth Fund II

MTB Managed Allocation Fund – Aggressive Growth II

MTB Managed Allocation Fund – Conservative Growth II

MTB Managed Allocation Fund – Moderate Growth II

Sub-Advised by NWQ Investment Management Company

MTB Large-Cap Value Fund II

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. This rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Total Portfolio Annual Operating Expenses(1):	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	1.9279%

Example(1)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period	$1346	$2515	$3559	$6144
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$626	$1885	$3109	$6144

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2007

(1)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2006 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(2)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with M&T Securities and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
MTB Group of Funds	0.35%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

2

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Liquidity Rider. The application and operation of the Liquidity Rider are governed by the terms and conditions of the rider itself. The Liquidity Rider may vary for certain policies and may not be available for all policies.

3

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2006. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205

writing:	Transamerica Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.010985 1.013735 1.000000	$ $ $	1.090618 1.010985 1.013735	0.000 0.000 0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.065611 1.000000	$ $	1.196187 1.065611	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.016986 1.000000	$ $	1.063346 1.016986	0.000 0.000
MTB Managed Allocation – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.061506 1.044125 1.000000	$ $ $	1.145836 1.061506 1.044125	0.000 0.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.169994 1.085174 1.000000	$ $ $	1.345127 1.169994 1.085174	0.000 0.000 0.000

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.027615 1.020371 1.000000	$ $ $	1.119375 1.027615 1.020371	15,893.213 33,420.899 20,997.500
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.072581 1.000000	$ $	1.215864 1.072581	4,984.105 5,000.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.023630 1.000000	$ $	1.080822 1.023630	101,631.123 5,000.000
MTB Managed Allocation – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.077644 1.049665 1.000000	$ $ $	1.174699 1.077644 1.049665	1,078,612.892 1,225,604.627 854,405.512
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.189231 1.092265 1.000000	$ $ $	1.380707 1.189231 1.092265	76,512.518 16,393.462 0.000

4

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2007

To The

Prospectus Dated May 1, 2007

LIQUIDITY RIDER

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. This rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

This supplement summarizes the Liquidity Rider. The application and operation of the Liquidity Rider are governed by the terms and conditions of the rider itself. The Liquidity Rider may vary for certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

2

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Statement of Additional Information dated May 1, 2007

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark Variable Annuity dated May 1, 2007

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

2

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

4

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

6

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2007

to the

Statement of Additional Information dated May 1, 2007

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark Variable Annuity dated May 1, 2007

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (5 For Life):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	= $5,000

Excess withdrawal (“EWD”) = None

PV	= $100,000

You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB	= $100,000

MRWA	= $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	= $7,000

EWD	= $2,000 ($7,000 - $5,000)

PV	= $90,000

You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

2

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

3

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (Income Select with Growth and Death):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $8,144

Excess withdrawal (“EWD”) = None

PV	= $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $10,000

EWD	= $1,856 ($10,000 - $8,144)

PV	= $90,000 in 10 years

4

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

5

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Death):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage would then be 10%.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD	= $16,288.90

Excess withdrawal (“EWD”) = None

PV	= $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The increase to the Income Benefit Percentage due to the Income Enhancement stops when the qualifying person or persons is/are no longer confined as described in the rider. Any withdrawals taken in excess of the maximum annual withdrawal amount either with or without the Income Enhancement benefit will adjust the rider values as shown in Example 2 (Income Select with Growth and Death).

6

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2007 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2007

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the penalty free amount.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner (You)— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—A percentage of each premium payment depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21
Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000 – 4, 181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79)* .08 = 3,934.50
Net surrender value at middle of policy year 2	= 51,129.21 - 3,934.50 = 47,194.71
Upon full surrender of the policy, the net surrender value will never be less than that required by the non-forfeiture laws of your state.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of penalty-free amount which is deducted from premium	= 5,000.00 – 4, 181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50
Net surrender value at middle of policy year 2	= 55,931.21 - 3,934.50 = 51,996.71
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state.

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On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;

E	=	the excess interest adjustment; and

SC	=	the surrender charges on (EPW - E); where

EPW	=	the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1-.08) = 16,304.35

SC = .08 * (16,304.35 – (-553.66)) = 1,348.64
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Premium	= 50,000.00 * .10 = 5,000.00
Penalty free amount at middle of policy year 2	= 5,000.00
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055-.045)* (42/12) = 553.66
EPW= 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by

(1 – surrender charge).

New EPW = 15,000/(1 - .08) = 16,304.35

SC = .08 * (16,304.35 – 553.66) = 1,260.06
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,260.06) = 33,474.81

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by

Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made under (1) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) under Payment Option 3, life income with variable payments for 10 years certain, using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Return of Premium death benefit this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender (requested amount including penalties)
$3,000	Remaining guaranteed minimum death benefit adjustment free amount
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in policy value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender
$22,140	adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)
$52,860	New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140
$34,506	New policy value (after surrender) = 50,000 - 15,494

Summary:
Reduction in guaranteed minimum death benefit	= $	22,140
Reduction in policy value	= $	15,494

Note, the guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2 (Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender (requested amount including penalties)
$1,000	remaining guaranteed minimum death benefit adjustment free surrender amount
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial surrender (amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]
$8,056	reduction in policy value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456
$15,556	total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 1,000 + (7,500 + 8056 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)
$34,444	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	new policy value (after surrender) = 75,000 - 15,556

Summary:
Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in policy value	= $	15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, discounted using a discount rate.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you.

[THIS SPACE INTENTIONALLY LEFT BLANK]

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the

“investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2007, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.80% on an annual basis; On a daily basis, this equals .000048878.

Then, the net investment factor =	(11.57 + 0 - 0)	- .000048878 = Z = 1.014863403
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating or Initial Payment Guarantee annuity payments, the factor is 1.25% higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	annuity unit value for the immediately preceding valuation period.
Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.
Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by the rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION+ (“ADD+”) — ADDITIONAL INFORMATION

Assume the ADD+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the seventh policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U—UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account.

Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Effective May 1, 2007, our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI also serves as distributor for the policies and, like us, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of banks and broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2006, 2005, and 2004, before TCI replaced AFSG as principal underwriter for the policies, the amounts paid to AFSG in connection with all policies sold through the separate account were $75,453,971, $53,634,702, and $48,422,853, respectively. AFSG passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and/or our affiliates provide paid-in capital to TCI (and provided paid-in capital to AFSG) and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Financial statements of the Transamerica Landmark subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners on December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity Merrill Lynch contract owners on December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

FINANCIAL STATEMENTS FOR MERRILL LYNCH

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.151890 1.188990 1.139468 1.000000	$ $ $ $	1.247986 1.151890 1.188990 1.139468	0.000 0.000 0.000 0.000
STI Classic Large Cap Relative Value Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.460550 1.370344 1.226534 1.000000	$ $ $ $	1.659035 1.460550 1.370344 1.226534	0.000 0.000 0.000 0.000
STI Classic Large Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.385248 1.365818 1.211950 1.000000	$ $ $ $	1.658385 1.385248 1.365818 1.211950	0.000 0.000 0.000 0.000
STI Classic Mid-Cap Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.626365 1.455274 1.274491 1.000000	$ $ $ $	1.760319 1.626365 1.455274 1.274491	0.000 0.000 0.000 0.000
STI Classic Small Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.810481 1.655036 1.363404 1.000000	$ $ $ $	2.054919 1.810481 1.655036 1.363404	0.000 0.000 0.000 0.000

(1)

The subaccount will only be available to owners that held an investment in this subaccount prior to May 1, 2007. However, if any such owner surrenders all of his or her money from this subaccount on or after May 1, 2007, then that owner may not reinvest in this subaccount.

Subaccount	Year	2.00%
		Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.160958 1.194849 1.141707 1.000000	$ $ $ $	1.261504 1.160958 1.194849 1.141707	11,579.129 11,576.790 10,878.039 0.000
STI Classic Large Cap Relative Value Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.472053 1.377100 1.228948 1.000000	$ $ $ $	1.676996 1.472053 1.377100 1.228948	11,781.229 12,200.384 12,728.495 0.000
STI Classic Large Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.396136 1.372525 1.214327 1.000000	$ $ $ $	1.676315 1.396136 1.372525 1.214327	0.000 0.000 0.000 0.000
STI Classic Mid-Cap Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.639174 1.462443 1.276996 1.000000	$ $ $ $	1.779386 1.639174 1.462443 1.276996	4,103.397 4,183.265 4,601.502 0.000
STI Classic Small Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.824731 1.663179 1.366088 1.000000	$ $ $ $	2.077162 1.824731 1.663179 1.366088	63,892.678 56,065.282 22,029.875 0.000

(1)

The subaccount will only be available to owners that held an investment in this subaccount prior to May 1, 2007. However, if any such owner surrenders all of his or her money from this subaccount on or after May 1, 2007, then that owner may not reinvest in this subaccount.

Subaccount	Year	1.80%
		Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.167045 1.198775 1.143208 1.000000	$ $ $ $	1.270598 1.167045 1.198775 1.143208	22,142.986 22,977.966 18,999.491 7,870.852
STI Classic Large Cap Relative Value Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.479763 1.381604 1.230550 1.000000	$ $ $ $	1.689082 1.479763 1.381604 1.230550	26,990.091 27,783.044 14,913.135 0.000
STI Classic Large Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.403464 1.377034 1.215917 1.000000	$ $ $ $	1.688411 1.403464 1.377034 1.215917	164,368.137 150,286.338 151,357.767 0.000
STI Classic Mid-Cap Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.647767 1.467228 1.278668 1.000000	$ $ $ $	1.792203 1.647767 1.467228 1.278668	17,262.429 17,321.205 18,545.120 0.000
STI Classic Small Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.834318 1.668650 1.367882 1.000000	$ $ $ $	2.092175 1.834318 1.668650 1.367882	14,747.617 15,597.147 16,336.290 0.000

(1)

The subaccount will only be available to owners that held an investment in this subaccount prior to May 1, 2007. However, if any such owner surrenders all of his or her money from this subaccount on or after May 1, 2007, then that owner may not reinvest in this subaccount.

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.176268 1.204693 1.145462 1.000000	$ $ $ $	1.284415 1.176268 1.204693 1.145462	40,720.523 43,829.708 46,319.243 0.000
STI Classic Large Cap Relative Value Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.491451 1.388432 1.232978 1.000000	$ $ $ $	1.707444 1.491451 1.388432 1.232978	9,831.630 9,822.289 0.000 0.000
STI Classic Large Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.414559 1.383839 1.218317 1.000000	$ $ $ $	1.706775 1.414559 1.383839 1.218317	16,145.027 16,228.370 16,704.188 0.000
STI Classic Mid-Cap Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.660793 1.474497 1.281197 1.000000	$ $ $ $	1.811705 1.660793 1.474497 1.281197	0.000 217.294 2,590.722 0.000
STI Classic Small Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.848804 1.676891 1.370574 1.000000	$ $ $ $	2.114916 1.848804 1.676891 1.370574	23,720.628 25,814.391 30,390.535 0.000

(1)

The subaccount will only be available to owners that held an investment in this subaccount prior to May 1, 2007. However, if any such owner surrenders all of his or her money from this subaccount on or after May 1, 2007, then that owner may not reinvest in this subaccount.

Subaccount	Year	1.30%
		Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.182476 1.208669 1.146969 1.000000	$ $ $ $	1.293731 1.182476 1.208669 1.146969	14,339.678 13,702.779 13,065.303 5,678.182
STI Classic Large Cap Relative Value Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.499322 1.393010 1.234599 1.000000	$ $ $ $	1.719837 1.499322 1.393010 1.234599	23,740.966 13,746.322 1,963.378 0.000
STI Classic Large Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.422017 1.388406 1.219923 1.000000	$ $ $ $	1.719152 1.422017 1.388406 1.219923	968.897 724.166 252.088 0.000
STI Classic Mid-Cap Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.669544 1.479351 1.282875 1.000000	$ $ $ $	1.824831 1.669544 1.479351 1.282875	17,681.075 17,042.127 17,462.586 0.000
STI Classic Small Cap Value Equity Fund(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	1.858547 1.682412 1.372373 1.000000	$ $ $ $	2.130244 1.858547 1.682412 1.372373	202,816.614 214,564.313 192,385.645 0.000

(1)

The subaccount will only be available to owners that held an investment in this subaccount prior to May 1, 2007. However, if any such owner surrenders all of his or her money from this subaccount on or after May 1, 2007, then that owner may not reinvest in this subaccount.

[THIS SPACE INTENTIONALLY LEFT BLANK]

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.30%
		Beginning AUV		Ending AUV		# Units
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.010985 1.013735 1.000000	$ $ $	1.090618 1.010985 1.013735	0.000 0.000 0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.065611 1.000000	$ $	1.196187 1.065611	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.016986 1.000000	$ $	1.063346 1.016986	0.000 0.000
MTB Managed Allocation – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.061506 1.044125 1.000000	$ $ $	1.145836 1.061506 1.044125	0.000 0.000 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.169994 1.085174 1.000000	$ $ $	1.345127 1.169994 1.085174	0.000 0.000 0.000

Subaccount		2.00%
	Year	Beginning AUV		Ending AUV		# Units
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.015949 1.015726 1.000000	$ $ $	1.099160 1.015949 1.015726	0.000 0.000 0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.067692 1.000000	$ $	1.202038 1.067692	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.018966 1.000000	$ $	1.068541 1.018966	0.000 0.000
MTB Managed Allocation – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.065602 1.045097 1.000000	$ $ $	1.153621 1.065602 1.045097	19,806.879 19,983.119 20,165.835
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.175720 1.087296 1.000000	$ $ $	1.355678 1.175720 1.087296	0.000 0.000 0.000

Subaccount	Year	1.80%
		Beginning AUV		Ending AUV		# Units
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.019246 1.017036 1.000000	$ $ $	1.104865 1.019246 1.017036	0.000 0.000 0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.069080 1.000000	$ $	1.205953 1.069080	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.020296 1.000000	$ $	1.072027 1.020296	0.000 0.000
MTB Managed Allocation – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.068861 1.046243 1.000000	$ $ $	1.159420 1.068861 1.046243	85,008.688 86,103.421 0.000
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.179556 1.088712 1.000000	$ $ $	1.362770 1.179556 1.088712	0.000 0.000 0.000

Subaccount		1.50%
	Year	Beginning AUV		Ending AUV		# Units
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.024253 1.019033 1.000000	$ $ $	1.113542 1.024253 1.019033	0.000 0.000 0.000
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.071175 1.000000	$ $	1.211884 1.071175	0.000 0.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.022293 1.000000	$ $	1.077291 1.022293	0.000 0.000
MTB Managed Allocation – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.074131 1.048307 1.000000	$ $ $	1.168568 1.074131 1.048307	215,620.415 216,806.390 352,911.490
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.185351 1.090843 1.000000	$ $ $	1.373499 1.185351 1.090843	0.000 0.000 0.000

Subaccount		1.30%
	Year	Beginning AUV		Ending AUV		# Units
MTB Large-Cap Growth Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.027615 1.020371 1.000000	$ $ $	1.119375 1.027615 1.020371	15,893.213 33,420.899 20,997.500
MTB Managed Allocation Fund – Aggressive Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.072581 1.000000	$ $	1.215864 1.072581	4,984.105 5,000.000
MTB Managed Allocation Fund – Conservative Growth II Subaccount Inception Date May 1, 2005	2006 2005	$ $	1.023630 1.000000	$ $	1.080822 1.023630	101,631.123 5,000.000
MTB Managed Allocation – Moderate Growth II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.077644 1.049665 1.000000	$ $ $	1.174699 1.077644 1.049665	1,078,612.892 1,225,604.627 854,405.512
MTB Large-Cap Value Fund II Subaccount Inception Date May 1, 2004	2006 2005 2004	$ $ $	1.189231 1.092265 1.000000	$ $ $	1.380707 1.189231 1.092265	76,512.518 16,393.462 0.000

[THIS SPACE INTENTIONALLY LEFT BLANK]

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount		2.30%
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.381110 1.360651 1.225218 1.000000	$ $ $ $	1.612659 1.381110 1.360651 1.225218	0.000 0.000 0.000 0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.264181 1.231489 1.151154 1.000000	$ $ $ $	1.348817 1.264181 1.231489 1.151154	42,805.274 58,433.624 54,787.384 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.511459 1.381416 1.240772 1.000000	$ $ $ $	1.703320 1.511459 1.381416 1.240772	76,008.666 65,503.621 18,776.582 18,868.706
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.334304 1.274074 1.172951 1.000000	$ $ $ $	1.450650 1.334304 1.274074 1.172951	196,847.553 159,711.965 33,359.296 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.423364 1.327175 1.199864 1.000000	$ $ $ $	1.579837 1.423364 1.327175 1.199864	765,141.076 581,445.977 280,489.005 57,230.679
International Moderate Growth Fund - Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.025414	0.000
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.634379 1.444602 1.252476 1.000000	$ $ $ $	1.863272 1.634379 1.444602 1.252476	0.000 0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.514051 1.409258 1.303565 1.000000	$ $ $ $	1.687280 1.514051 1.409258 1.303565	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity -Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.379317 1.330267 1.242941 1.000000	$ $ $ $	1.481423 1.379317 1.330267 1.242941	21,043.451 21,096.194 21,149.069 21,202.073
Capital Guardian Value - Service Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003	$ $ $ $	1.525905 1.451947 1.276291 1.000000	$ $ $ $	1.733414 1.525905 1.451947 1.276291	20,421.560 20,472.740 20,524.049 20,575.488
Clarion Global Real Estate Securities -Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.807285 1.633413 1.261219 1.000000	$ $ $ $	2.507320 1.807285 1.633413 1.261219	13,571.987 15,442.050 18,006.254 18,584.528
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.320678 1.309105 1.209751 1.000000	$ $ $ $	1.484265 1.320678 1.309105 1.209751	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003	$ $ $ $	1.413934 1.274091 1.197292 1.000000	$ $ $ $	1.404338 1.413934 1.274091 1.197292	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.370990 1.351017 1.269268 1.000000	$ $ $ $	1.585424 1.370990 1.351017 1.269268	15,073.118 16,326.326 18,590.358 18,570.442
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.146748 1.155681 1.079727 1.000000	$ $ $ $	1.240057 1.146748 1.155681 1.079727	20,129.067 20,160.794 20,193.351 19,145.805
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.532659 1.394598 1.249023 1.000000	$ $ $ $	1.841701 1.532659 1.394598 1.249023	952.343 954.688 957.186 959.858

Subaccount		2.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.372359 1.297321 1.184729 1.000000	$ $ $ $	1.410743 1.372359 1.297321 1.184729	0.000 0.000 0.000 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.021247 1.023862 1.005095 1.000000	$ $ $ $	1.037254 1.021247 1.023862 1.005095	2,655.706 2,664.291 2,673.065 2,349.053
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.375508 1.355459 1.210437 1.000000	$ $ $ $	1.596202 1.375508 1.355459 1.210437	1,686.144 1,733.394 1,653.723 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.336935 1.291449 1.205923 1.000000	$ $ $ $	1.478655 1.336935 1.291449 1.205923	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.539750 1.426709 1.325528 1.000000	$ $ $ $	1.555483 1.539750 1.426709 1.325528	14,199.970 15,173.027 17,544.052 17,333.155
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.130371 1.078330 1.200018 1.000000	$ $ $ $	0.785335 1.130371 1.078330 1.200018	0.000 0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.247750 1.184125 1.092598 1.000000	$ $ $ $	1.326386 1.247750 1.184125 1.092598	1,063.053 1,065.668 1,068.458 1,071.447
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.283534 1.268063 1.148118 1.000000	$ $ $ $	1.388395 1.283534 1.268063 1.148118	0.000 0.000 0.000 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.547439 1.361322 1.204564 1.000000	$ $ $ $	1.639549 1.547439 1.361322 1.204564	44,479.753 44,149.352 46,839.721 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.606943 1.417914 1.245074 1.000000	$ $ $ $	1.647839 1.606943 1.417914 1.245074	0.000 0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	0.976290 0.973119 0.988117 1.000000	$ $ $ $	0.997075 0.976290 0.973119 0.988117	0.000 0.000 0.000 0.000
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359961 1.365772 1.299095 1.000000	$ $ $ $	1.339587 1.359961 1.365772 1.299095	2,843.511 2,716.447 2,547.967 892.5815
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003	$ $ $ $	0.993588 0.996629 0.990855 1.000000	$ $ $ $	1.001021 0.993588 0.996629 0.990855	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.641334 1.477827 1.306577 1.000000	$ $ $ $	1.976560 1.641334 1.477827 1.306577	0.000 0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.343168 1.259117 1.144742 1.000000	$ $ $ $	1.445169 1.343168 1.259117 1.144742	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.297496 1.236820 1.183500 1.000000	$ $ $ $	1.390044 1.297496 1.236820 1.183500	1,171.893 1,175.679 1,179.551 1,041.942

Subaccount		2.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.433493 1.390873 1.283810 1.000000	$ $ $ $	1.582701 1.433493 1.390873 1.283810	16,755.790 16,797.716 16,839.966 1,403.335
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.344584 1.266759 1.218793 1.000000	$ $ $ $	1.394062 1.344584 1.266759 1.218793	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359832 1.329897 1.223289 1.000000	$ $ $ $	1.555119 1.359832 1.329897 1.223289	0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359749 1.211153 1.143646 1.000000	$ $ $ $	1.320728 1.359749 1.211153 1.143646	2,027.799 2,032.786 2,038.097 2,043.794
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.582402 1.387678 1.232790 1.000000	$ $ $ $	1.723765 1.582402 1.387678 1.232790	1,550.282 1,581.095 1,644.291 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.404275 1.360683 1.251476 1.000000	$ $ $ $	1.646378 1.404275 1.360683 1.251476	1,938.261 1,943.026 1,948.102 1,953.545
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.287588 1.248415 1.238538 1.000000	$ $ $ $	1.341444 1.287588 1.248415 1.238538	0.000 0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.947702 1.688213 1.385512 1.000000	$ $ $ $	2.140177 1.947702 1.688213 1.385512	12,207.063 12,276.741 12,488.789 0.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.638305 1.636169 1.470410 1.000000	$ $ $ $	1.857970 1.638305 1.636169 1.470410	12,060.307 12,149.443 12,133.003 0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.611720 1.471678 1.249731 1.000000	$ $ $ $	1.785215 1.611720 1.471678 1.249731	0.000 0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.300600 1.260252 1.233478 1.000000	$ $ $ $	1.499500 1.300600 1.260252 1.233478	8,193.214 8,213.752 8,234.339 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.350138 1.314944 1.266619 1.000000	$ $ $ $	1.490522 1.350138 1.314944 1.266619	4,459.166 4,470.322 4,481.568 443.831
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.217344 1.213736 1.118395 1.000000	$ $ $ $	1.328377 1.217344 1.213736 1.118395	0.000 0.000 0.000 0.000

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		2.05%
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.178165 1.154394 1.034227 0.819488 1.000000	$ $ $ $ $	1.381797 1.178165 1.154394 1.034227 0.819488	554,439.557 731,135.307 866,099.244 863,344.144 462,303.184
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.192085 1.156517 1.075781 0.893163 1.000000	$ $ $ $ $	1.278547 1.192085 1.156517 1.075781 0.893163	5,534,063.480 11,913,811.479 12,722,990.785 13,292,137.330 3,351,966.231
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.264999 1.150087 1.027907 0.801958 1.000000	$ $ $ $ $	1.433274 1.264999 1.150087 1.027907 0.801958	2,531,754.378 8,814,066.374 8,155,202.014 6,570,528.091 3,449,065.661
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.216120 1.154993 1.058168 0.864789 1.000000	$ $ $ $ $	1.328550 1.216120 1.154993 1.058168 0.864789	7,948,121.450 22,243,795.300 22,531,206.725 21,854,279.773 9,034,339.598
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.248898 1.159519 1.042179 0.836320 1.000000	$ $ $ $ $	1.393195 1.248898 1.159519 1.042179 0.836320	8,053,181.066 22,587,809.690 23,571,056.558 22,222,990.289 9,307,645.937
International Moderate Growth Fund - Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.027079	0.000
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.349983 1.188179 1.024670 0.805713 1.000000	$ $ $ $ $	1.546799 1.349983 1.188179 1.024670 0.805713	547,911.933 1,699,110.179 1,401,569.087 1,421,907.878 766,008.437
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.272709 1.178766 1.084970 0.804614 1.000000	$ $ $ $ $	1.425811 1.272709 1.178766 1.084970 0.804614	1,450,444.210 4,008,838.730 3,857,862.846 3,517,782.045 1,828,885.197
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.181286 1.133917 1.054237 0.788153 1.000000	$ $ $ $ $	1.274621 1.181286 1.133917 1.054237 0.788153	1,103,897.376 3,366,467.108 3,509,512.212 3,336,714.841 1,897,206.226
Capital Guardian Value - Initial Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003 2002	$ $ $ $ $	1.235341 1.170358 1.023455 0.776052 1.000000	$ $ $ $ $	1.410310 1.235341 1.170358 1.023455 0.776052	1,731,715.490 5,533,379.634 5,590,911.348 5,178,547.482 3,163,627.268
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.783433 1.603794 1.231933 0.926167 1.000000	$ $ $ $ $	2.486548 1.783433 1.603794 1.231933 0.926167	686,030.496 1,630,619.080 2,020,570.944 1,791,813.110 848,816.737
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.113224 1.098003 1.009349 0.798818 1.000000	$ $ $ $ $	1.257952 1.113224 1.098003 1.009349 0.798818	205,999.488 1,032,782.717 1,319,130.639 1,469,352.818 1,116,494.171
Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003 2002	$ $ $ $ $	1.128060 1.011636 0.946076 0.749731 1.000000	$ $ $ $ $	1.127164 1.128060 1.011636 0.946076 0.749731	111,109.532 671,900.483 813,915.269 790,596.260 378,340.552

Subaccount		2.05% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.105017 1.083437 1.013103 0.764956 1.000000	$ $ $ $ $	1.283834 1.105017 1.083437 1.013103 0.764956	1,216,790.747 3,419,828.371 3,817,978.520 3,755,672.367 2,186,349.501
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.219367 1.222127 1.136257 0.984831 1.000000	$ $ $ $ $	1.325749 1.219367 1.222127 1.136257 0.984831	1,055,560.684 2,597,577.819 2,847,809.421 3,139,842.025 825,866.141
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.198628 1.083713 0.967247 0.787811 1.000000	$ $ $ $ $	1.445581 1.198628 1.083713 0.967247 0.787811	491,246.147 1,599,650.490 1,522,273.338 1,401,306.093 504,009.182
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.390499 1.306752 1.188063 1.000000	$ $ $ $	1.435699 1.390499 1.306752 1.188063	606,969.140 644,052.867 261,433.421 298,269.6250
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.105810 1.102737 1.076993 1.047694 1.000000	$ $ $ $ $	1.129276 1.105810 1.102737 1.076993 1.047694	2,074,694.773 6,241,138.267 6,273,424.517 6,998,700.432 4,549,829.924
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002	$ $ $ $ $	1.182234 1.158793 1.030039 0.836971 1.000000	$ $ $ $ $	1.378243 1.182234 1.158793 1.030039 0.836971	1,679,041.215 4,941,870.327 4,803,136.053 4,833,563.861 2,599,295.828
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002	$ $ $ $ $	1.167214 1.121948 1.042280 0.813420 1.000000	$ $ $ $ $	1.296888 1.167214 1.121948 1.042280 0.813420	735,853.996 2,597,062.863 2,646,349.864 2,806,648.159 1,452,575.125
T. Rowe Price Small Cap -Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.193999 1.101532 1.018589 0.740331 1.000000	$ $ $ $ $	1.212035 1.193999 1.101532 1.018589 0.740331	623,375.050 2,330,687.560 2,331,973.257 2,383,017.556 1,406,961.012
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.152735 1.094552 1.020505 0.821759 1.000000	$ $ $ $ $	0.670951 1.152735 1.094552 1.020505 0.821759	370,898.624 969,563.736 833,899.959 614,144.164 288,580.337
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.204080 1.138069 1.044894 0.936208 1.000000	$ $ $ $ $	1.287627 1.204080 1.138069 1.044894 0.936208	204,037.531 781,518.438 831,886.826 873,324.440 294,907.048
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.257866 1.235603 1.114161 0.919433 1.000000	$ $ $ $ $	1.367001 1.257866 1.235603 1.114161 0.919433	271,831.823 1,143,130.902 1,076,664.946 1,034,137.336 515,614.901
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.397725 1.223899 1.078576 0.838775 1.000000	$ $ $ $ $	1.489071 1.397725 1.223899 1.078576 0.838775	1,380,620.760 3,553,196.172 3,408,212.319 2,579,172.995 1,409,672.987
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.320280 1.159147 1.014316 0.788866 1.000000	$ $ $ $ $	1.359831 1.320280 1.159147 1.014316 0.788866	115,033.496 1,141,336.905 1,187,931.335 608,146.259 478,802.905

Subaccount		2.05% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Money Market - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	0.979599 0.971609 0.981716 1.000000	$ $ $ $	1.005394 0.979599 0.971609 0.981716	1,597,029.987 1,593,313.750 1,599,509.006 2,118,206.891
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.113521 1.113337 1.051469 0.710805 1.000000	$ $ $ $ $	1.102171 1.113521 1.113337 1.051469 0.710805	146,060.525 639,401.411 595,247.109 599,400.203 67,210.623
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2006 2005 2004 2003 2002	$ $ $ $ $	1.475004 1.325401 1.162599 0.621703 1.000000	$ $ $ $ $	1.706412 1.475004 1.325401 1.162599 0.621703	0.000 35,325.668 37,125.393 42,599.8926 65,591.264
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003 2002	$ $ $ $ $	1.061562 1.059628 1.046905 1.037786 1.000000	$ $ $ $ $	1.074313 1.061562 1.059628 1.046905 1.037786	670,087.385 1,473,736.277 1,479,128.069 1,973,359.187 1,455,442.327
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002	$ $ $ $ $	1.353085 1.213396 1.067146 0.819975 1.000000	$ $ $ $ $	1.637677 1.353085 1.213396 1.067146 0.819975	365,612.840 1,636,699.829 1,066,833.112 836,813.884 501,697.559
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002	$ $ $ $ $	1.222445 1.140092 1.031926 0.869699 1.000000	$ $ $ $ $	1.321746 1.222445 1.140092 1.031926 0.869699	112,539.993 372,408.194 386,840.375 499,064.017 220,638.224
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.001015 0.949775 0.904677 0.720387 1.000000	$ $ $ $ $	1.078130 1.001015 0.949775 0.904677 0.720387	272,954.526 761,808.552 988,121.765 998,093.649 558,294.630
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.106608 1.071094 0.986226 0.755058 1.000000	$ $ $ $ $	1.224776 1.106608 1.071094 0.986226 0.755058	228,086.982 1,137,236.314 1,328,556.449 1,434,467.723 924,597.542
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.108895 1.042171 1.000255 0.790158 1.000000	$ $ $ $ $	1.152510 1.108895 1.042171 1.000255 0.790158	22,390.449 248,251.366 350,958.979 362,714.572 238,405.703
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.135370 1.107663 1.016380 0.784658 1.000000	$ $ $ $ $	1.301597 1.135370 1.107663 1.016380 0.784658	439,474.559 1,164,146.386 1,256,914.040 1,356,018.945 806,408.218
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.125973 1.000475 0.942399 0.779541 1.000000	$ $ $ $ $	1.096343 1.125973 1.000475 0.942399 0.779541	264,689.240 746,333.980 919,796.020 894,137.362 612,049.924
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.392877 1.218498 1.079848 0.859599 1.000000	$ $ $ $ $	1.521016 1.392877 1.218498 1.079848 0.859599	2,168,111.458 4,937,141.548 4,607,500.525 4,268,144.889 2,610,176.784
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.171382 1.132263 1.038836 0.815292 1.000000	$ $ $ $ $	1.376703 1.171382 1.132263 1.038836 0.815292	809,485.826 2,538,506.870 2,965,497.133 2,915,179.996 1,171,144.495

Subaccount		2.05% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.005752 0.972781 0.962720 0.741225 1.000000	$ $ $ $ $	1.050384 1.005752 0.972781 0.962720 0.741225	439,997.366 1,172,487.943 1,215,275.716 1,224,577.371 640,287.864
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.634275 1.413088 1.156879 0.853928 1.000000	$ $ $ $ $	1.800162 1.634275 1.413088 1.156879 0.853928	1,886,809.792 5,535,276.086 5,531,641.439 4,923,622.851 2,797,025.560
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.287159 1.282351 1.149605 0.745495 1.000000	$ $ $ $ $	1.463296 1.287159 1.282351 1.149605 0.745495	751,800.103 2,682,509.306 2,850,357.153 2,738,979.818 1,620,340.408
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.358004 1.236979 1.047848 0.793465 1.000000	$ $ $ $ $	1.507857 1.358004 1.236979 1.047848 0.793465	8,052.036 339,231.750 261,515.781 128,961.303 96,244.084
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	0.998152 0.964837 0.942022 0.777262 1.000000	$ $ $ $ $	1.153613 0.998152 0.964837 0.942022 0.777262	148,353.087 670,215.297 612,577.074 595,797.877 485,119.409
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.042272 1.012632 0.973029 0.744169 1.000000	$ $ $ $ $	1.153454 1.042272 1.012632 0.973029 0.744169	80,909.044 599,989.320 593,842.608 604,414.950 430,329.451
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.136630 1.130502 1.039145 0.914134 1.000000	$ $ $ $ $	1.243331 1.136630 1.130502 1.039145 0.914134	1,690,066.224 6,518,753.882 6,681,777.704 6,596,368.629 3,504,022.989

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		2.00%
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.391980 1.367342 1.227616 1.000000	$ $ $ $	1.630107 1.391980 1.367342 1.227616	36,880.807 33,453.413 29,658.663 0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.274130 1.237538 1.153408 1.000000	$ $ $ $	1.363426 1.274130 1.237538 1.153408	1,902,522.788 1,850,836.909 1,356,256.244 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.523349 1.388206 1.243201 1.000000	$ $ $ $	1.721757 1.523349 1.388206 1.243201	417,021.273 448,165.910 328,071.052 95,654.2614
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.344798 1.280332 1.175252 1.000000	$ $ $ $	1.466346 1.344798 1.280332 1.175252	4,967,505.784 4,256,241.523 3,295,751.671 273,648.3386
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.434575 1.333718 1.202229 1.000000	$ $ $ $	1.596951 1.434575 1.333718 1.202229	6,160,405.446 3,793,090.108 2,271,056.871 273,309.0582
International Moderate Growth Fund - Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.027415	316,274.174
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.647225 1.451699 1.254934 1.000000	$ $ $ $	1.883431 1.647225 1.451699 1.254934	27,427.111 2,403.215 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.525977 1.416204 1.306127 1.000000	$ $ $ $	1.705561 1.525977 1.416204 1.306127	80,284.136 36,687.866 38,283.486 1,270.1357
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.390158 1.336805 1.245365 1.000000	$ $ $ $	1.497445 1.390158 1.336805 1.245365	79,169.202 59,648.453 40,616.372 2,103.2282
Capital Guardian Value - Service Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003	$ $ $ $	1.537894 1.459075 1.278793 1.000000	$ $ $ $	1.752147 1.537894 1.459075 1.278793	158,638.310 121,870.248 115,638.808 7,639.3419
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.821483 1.641439 1.263687 1.000000	$ $ $ $	2.534421 1.821483 1.641439 1.263687	105,164.091 75,950.287 11,551.566 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.331059 1.315537 1.212127 1.000000	$ $ $ $	1.500317 1.331059 1.315537 1.212127	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003	$ $ $ $	1.425030 1.280340 1.199629 1.000000	$ $ $ $	1.419516 1.425030 1.280340 1.199629	20,731.301 5,170.851 0.000 0.000
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.381774 1.357660 1.271758 1.000000	$ $ $ $	1.602581 1.381774 1.357660 1.271758	35,037.050 13,905.403 13,427.620 0.000
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.155773 1.161377 1.081853 1.000000	$ $ $ $	1.253484 1.155773 1.161377 1.081853	98,376.949 105,621.614 39,551.668 0.000
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.544702 1.401442 1.251472 1.000000	$ $ $ $	1.861607 1.544702 1.401442 1.251472	35,050.061 31,052.358 29,031.916 0.000
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.383158 1.303691 1.187046 1.000000	$ $ $ $	1.426025 1.383158 1.303691 1.187046	23,364.391 44,426.395 36,595.891 0.000

Subaccount		2.00% (continued)
	Year	Beginning AUV		Ending AUV		# Units
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.029279 1.028898 1.007067 1.000000	$ $ $ $	1.048482 1.029279 1.028898 1.007067	109,517.518 124,569.220 89,463.100 11,359.8889
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.386333 1.362121 1.212812 1.000000	$ $ $ $	1.613486 1.386333 1.362121 1.212812	125,861.716 80,067.666 14,028.426 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.347434 1.297785 1.208289 1.000000	$ $ $ $	1.494642 1.347434 1.297785 1.208289	25,315.713 25,876.297 26,916.407 2,914.3832
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.551860 1.433725 1.328123 1.000000	$ $ $ $	1.572309 1.551860 1.433725 1.328123	63,304.306 47,122.573 38,295.703 360.5469
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.135930 1.080456 1.202376 1.000000	$ $ $ $	0.791512 1.135930 1.080456 1.202376	54,820.347 59,284.631 23,990.476 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.257570 1.189960 1.094745 1.000000	$ $ $ $	1.340751 1.257570 1.189960 1.094745	340,061.459 513.073 519.424 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.293626 1.274297 1.150373 1.000000	$ $ $ $	1.403407 1.293626 1.274297 1.150373	97,474.588 43,169.053 30,089.345 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.559602 1.368016 1.206930 1.000000	$ $ $ $	1.657273 1.559602 1.368016 1.206930	219,114.821 49,226.919 15,570.411 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.619573 1.424884 1.247516 1.000000	$ $ $ $	1.665666 1.619573 1.424884 1.247516	10,334.780 12,099.332 12,399.891 0.000
Transamerica Money Market - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	0.983994 0.977921 0.990061 1.000000	$ $ $ $	1.007888 0.983994 0.977921 0.990061	97,114.581 22,976.369 12,016.136 65,642.1412
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.370655 1.372482 1.301642 1.000000	$ $ $ $	1.354086 1.370655 1.372482 1.301642	98,653.845 45,350.659 28,214.066 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003	$ $ $ $	1.001405 1.001542 0.992807 1.000000	$ $ $ $	1.011863 1.001405 1.001542 0.992807	21,260.472 19,844.246 7,919.597 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.654255 1.485104 1.309149 1.000000	$ $ $ $	1.997959 1.654255 1.485104 1.309149	89,486.423 14,600.111 433.800 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.353720 1.265299 1.146984 1.000000	$ $ $ $	1.460796 1.353720 1.265299 1.146984	10,997.222 5,987.913 6,032.182 6,078.9835
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.307712 1.242906 1.185820 1.000000	$ $ $ $	1.405104 1.307712 1.242906 1.185820	0.000 0.000 0.000 0.000
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.001405 1.001542 0.992807 1.000000	$ $ $ $	1.011863 1.001405 1.001542 0.992807	0.000 0.000 0.000 0.000

Subaccount		2.00% (continued)
	Year	Beginning AUV		Ending AUV		# Units
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.444778 1.397721 1.286328 1.000000	$ $ $ $	1.599838 1.444778 1.397721 1.286328	0.000 0.000 0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.355161 1.272982 1.221185 1.000000	$ $ $ $	1.409148 1.355161 1.272982 1.221185	2,043.379 1,946.089 1,977.822 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.370533 1.336441 1.225691 1.000000	$ $ $ $	1.571957 1.370533 1.336441 1.225691	5,080.977 266.838 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.370428 1.217098 1.145885 1.000000	$ $ $ $	1.335013 1.370428 1.217098 1.145885	12,264.143 11,197.582 11,326.692 0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.594841 1.394496 1.235210 1.000000	$ $ $ $	1.742412 1.594841 1.394496 1.235210	248,446.029 112,917.607 39,995.645 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.415316 1.367371 1.253935 1.000000	$ $ $ $	1.664181 1.415316 1.367371 1.253935	24,024.770 9,073.048 6,954.300 2,856.7708
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.297697 1.254545 1.240965 1.000000	$ $ $ $	1.355936 1.297697 1.254545 1.240965	11,283.036 11,196.027 8,759.400 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.963029 1.696510 1.388232 1.000000	$ $ $ $	2.163353 1.963029 1.696510 1.388232	291,199.226 157,241.522 64,284.570 2,641.6017
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.651177 1.644209 1.473285 1.000000	$ $ $ $	1.878038 1.651177 1.644209 1.473285	110,679.856 40,935.806 12,694.327 327.9554
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.624397 1.478910 1.252179 1.000000	$ $ $ $	1.804538 1.624397 1.478910 1.252179	2,069.879 6,470.850 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.310830 1.266456 1.235897 1.000000	$ $ $ $	1.515715 1.310830 1.266456 1.235897	3,560.756 3,678.815 3,082.499 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.360745 1.321391 1.269099 1.000000	$ $ $ $	1.506637 1.360745 1.321391 1.269099	7,186.778 8,008.491 2,932.684 0.00
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.226918 1.219711 1.120598 1.000000	$ $ $ $	1.342760 1.226918 1.219711 1.120598	73,379.407 73,922.312 30,699.846 6,228.4149

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.80%
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.399290 1.371834 1.229225 1.000000	$ $ $ $	1.641878 1.399290 1.371834 1.229225	228,577.601 148,739.660 139,376.282 17,554.2063
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.280824 1.241621 1.154926 1.000000	$ $ $ $	1.373273 1.280824 1.241621 1.154926	4,201,329.790 3,471,185.059 2,484,071.437 1,161,758.4535
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.531359 1.392775 1.244833 1.000000	$ $ $ $	1.734202 1.531359 1.392775 1.244833	5,743,499.435 5,276,494.752 3,248,179.788 1,271,216.8585
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.351853 1.284535 1.176789 1.000000	$ $ $ $	1.476927 1.351853 1.284535 1.176789	20,254,895.561 15,058,062.625 9,673,938.990 2,053,541.3015
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.442088 1.338083 1.203797 1.000000	$ $ $ $	1.608453 1.442088 1.338083 1.203797	20,211,992.478 11,277,470.513 7,122,718.076 2,212,321.6810
International Moderate Growth Fund -Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.028754	1,177,141.649
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.655859 1.456462 1.256578 1.000000	$ $ $ $	1.897007 1.655859 1.456462 1.256578	312,947.144 175,854.398 96,811.038 34,886.867
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.533955 1.420834 1.307837 1.000000	$ $ $ $	1.717839 1.533955 1.420834 1.307837	1,186,806.842 1,179,313.113 688,711.782 279,497.2852
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.397454 1.341192 1.247007 1.000000	$ $ $ $	1.508254 1.397454 1.341192 1.247007	1,203,164.369 1,112,110.854 745,344.734 326,941.3415
Capital Guardian Value - Service Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003	$ $ $ $	1.545974 1.463879 1.280478 1.000000	$ $ $ $	1.764813 1.545974 1.463879 1.280478	2,142,316.186 1,329,764.462 727,158.315 299,990.3015
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.831065 1.646832 1.265349 1.000000	$ $ $ $	2.552750 1.831065 1.646832 1.265349	1,051,024.317 653,210.291 161.483.910 30,587.7103
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.338044 1.319853 1.213714 1.000000	$ $ $ $	1.511147 1.338044 1.319853 1.213714	152,401.669 29,498.661 35,161.825 30,595.631
Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003	$ $ $ $	1.432514 1.284548 1.201203 1.000000	$ $ $ $	1.429758 1.432514 1.284548 1.201203	7,902.228 3,097.344 12,658.774 0.00
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.389017 1.362113 1.273418 1.000000	$ $ $ $	1.614131 1.389017 1.362113 1.273418	180,872.045 79,857.662 62,741.794 18,665.923
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.161857 1.165192 1.083263 1.000000	$ $ $ $	1.262547 1.161857 1.165192 1.083263	465,667.170 554,304.158 732,806.472 127,714.499
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.552796 1.406046 1.253116 1.000000	$ $ $ $	1.875035 1.552796 1.406046 1.253116	485,839.344 289,841.350 175,059.445 24,994.0994
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.390417 1.307980 1.188601 1.000000	$ $ $ $	1.436307 1.390417 1.307980 1.188601	219,776.144 177,435.093 55,470.707 11,608.008

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.034705 1.032300 1.008398 1.000000	$ $ $ $	1.056081 1.034705 1.032300 1.008398	1,424,342.023 1,589,374.781 883,385.993 177,762.406
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.393606 1.366596 1.214405 1.000000	$ $ $ $	1.625122 1.393606 1.366596 1.214405	721,410.398 724,550.000 393,719.559 118,689.795
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.354520 1.302059 1.209875 1.000000	$ $ $ $	1.505454 1.354520 1.302059 1.209875	541,737.575 488,399.862 386,638.405 132,008.559
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.559996 1.438430 1.329865 1.000000	$ $ $ $	1.583665 1.559996 1.438430 1.329865	1,545,624.528 644,556.707 210,983.852 46,760.198
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.139655 1.081888 1.203949 1.000000	$ $ $ $	0.795667 1.139655 1.081888 1.203949	107,410.099 57,140.689 65,115.082 6,994.133
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.264158 1.193854 1.096176 1.000000	$ $ $ $	1.350408 1.264158 1.193854 1.096176	254,150.586 228,570.424 124,673.849 46,064.903
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.300420 1.278480 1.151882 1.000000	$ $ $ $	1.413552 1.300420 1.278480 1.151882	474,348.586 267,220.031 246,854.055 20,784.065
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.567795 1.372516 1.208512 1.000000	$ $ $ $	1.669256 1.567795 1.372516 1.208512	1,770,893.369 709,148.560 313,898.482 34,498.553
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.628076 1.429566 1.249155 1.000000	$ $ $ $	1.677686 1.628076 1.429566 1.249155	147,774.349 150,695.844 47,427.664 9,266.060
Transamerica Money Market - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	0.989153 0.981125 0.991361 1.000000	$ $ $ $	1.015159 0.989153 0.981125 0.991361	1,943,223.199 1,538,905.247 292,895.105 120,689.803
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.377844 1.376983 1.303343 1.000000	$ $ $ $	1.363850 1.377844 1.376983 1.303343	338,881.699 84,616.109 74,615.741 9,684.727
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003	$ $ $ $	1.006674 1.004835 0.994114 1.000000	$ $ $ $	1.022013 1.006674 1.004835 0.994114	776,414.988 223,533.195 140,622.667 31,745.757
Van Kampen Active International Allocation - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.662924 1.489961 1.310854 1.000000	$ $ $ $	2.012367 1.662924 1.489961 1.310854	924,987.831 132,610.185 44,265.241 4,295.920
Van Kampen Large Cap Core - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.360851 1.269474 1.148504 1.000000	$ $ $ $	1.471367 1.360851 1.269474 1.148504	246,752.179 186,391.072 199,269.312 76,797.669
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.314576 1.246984 1.187376 1.000000	$ $ $ $	1.415249 1.314576 1.246984 1.187376	61,132.096 56,883.092 34,147.922 10,809.693
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.006674 1.004835 0.994114 1.000000	$ $ $ $	1.019177 1.006674 1.004835 0.994114	0.000 10,936.331 0.000 0.000

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.116640 1.078165 0.990290 0.756303 1.000000	$ $ $ $ $	1.238907 1.116640 1.078165 0.990290 0.756303	283,796.511 407,516.498 514,261.166 351,528.108 261,483.573
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.118962 1.049046 1.004374 0.791459 1.000000	$ $ $ $ $	1.165818 1.118962 1.049046 1.004374 0.791459	117,483.778 113,015.347 110,989.504 125,601.041 100.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.145620 1.114942 1.020536 0.785944 1.000000	$ $ $ $ $	1.316563 1.145620 1.114942 1.020536 0.785944	739,216.067 591,880.464 122,009.533 162,584.406 194,203.022
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.136120 1.007039 0.946253 0.780824 1.000000	$ $ $ $ $	1.108921 1.136120 1.007039 0.946253 0.780824	428,371.191 252,454.409 281,920.526 223,678.787 44,322.876
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.405466 1.226508 1.084281 0.861015 1.000000	$ $ $ $ $	1.538520 1.405466 1.226508 1.084281 0.861015	1,386,216.363 1,684,717.139 978,775.873 794,688.864 415,941.918
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.181956 1.139689 1.043088 0.816627 1.000000	$ $ $ $ $	1.392518 1.181956 1.139689 1.043088 0.816627	520,425.761 984,590.517 825,540.501 727,819.475 250,457.723
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.014833 0.979170 0.966666 0.742445 1.000000	$ $ $ $ $	1.062459 1.014833 0.979170 0.966666 0.742445	114,878.110 329,413.956 340,255.229 156,561.579 42,885.535
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.649015 1.422355 1.161607 0.855329 1.000000	$ $ $ $ $	1.820851 1.649015 1.422355 1.161607 0.855329	2,181,510.840 2,268,290.171 1,472,449.142 1,043,709.557 644,526.246
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.298798 1.290779 1.154319 0.746720 1.000000	$ $ $ $ $	1.480144 1.298798 1.290779 1.154319 0.746720	873,508.918 833,767.052 901,148.985 707,402.412 250,402.232
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.370267 1.245100 1.052147 0.794771 1.000000	$ $ $ $ $	1.525205 1.370267 1.245100 1.052147 0.794771	65,446.390 143,427.795 146,119.690 89,716.930 47,518.706
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.007177 0.971196 0.945896 0.778551 1.000000	$ $ $ $ $	1.166880 1.007177 0.971196 0.945896 0.778551	103,857.444 193,704.718 200,144.803 164,525.699 103,985.409
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.051684 1.019281 0.977008 0.745393 1.000000	$ $ $ $ $	1.166718 1.051684 1.019281 0.977008 0.745393	208,191.963 473,683.486 397,162.008 324,513.055 115,378.559
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.146906 1.137939 1.043403 0.915635 1.000000	$ $ $ $ $	1.257638 1.146906 1.137939 1.043403 0.915635	642,167.377 1,366,385.800 1,246,996.360 974,255.453 464,042.027

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.188816 1.161983 1.038473 0.820840 1.000000	$ $ $ $ $	1.397701 1.188816 1.161983 1.038473 0.820840	76,249.870 115,708.851 121,053.881 89,937.447 85,385.836
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.202844 1.164118 1.080197 0.894630 1.000000	$ $ $ $ $	1.293240 1.202844 1.164118 1.080197 0.894630	833,137.528 1,549,768.788 1,510,616.781 1,323,518.464 748,363.427
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.276402 1.157617 1.032106 0.803272 1.000000	$ $ $ $ $	1.449726 1.276402 1.157617 1.032106 0.803272	111,610.516 1,264,484.691 1,617,182.223 1,151,369.140 810,014.474
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.227090 1.162564 1.062487 0.866203 1.000000	$ $ $ $ $	1.343815 1.227090 1.162564 1.062487 0.866203	1,235,610.818 4,716,165.123 5,234,102.440 5,854,834.271 2,178,354.574
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.260212 1.167152 1.046470 0.837699 1.000000	$ $ $ $ $	1.409255 1.260212 1.167152 1.046470 0.837699	1,059,135.740 2,334,647.913 2,253,825.841 2,165,266.168 609,930.702
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.362205 1.196010 1.028886 0.807044 1.000000	$ $ $ $ $	1.564629 1.362205 1.196010 1.028886 0.807044	204,306.461 501,880.846 170,887.415 121,549.958 93,170.811
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.284226 1.186511 1.089409 0.805929 1.000000	$ $ $ $ $	1.442236 1.284226 1.186511 1.089409 0.805929	188,676.409 504,742.190 500,991.190 360,978.407 147,750.830
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.191963 1.141367 1.058564 0.789456 1.000000	$ $ $ $ $	1.289285 1.191963 1.141367 1.058564 0.789456	219,591.434 656,009.105 703,313.771 588,989.393 421,226.089
Capital Guardian Value - Initial Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003 2002	$ $ $ $ $	1.246499 1.178050 1.027645 0.777326 1.000000	$ $ $ $ $	1.426526 1.246499 1.178050 1.027645 0.777326	223,191.510 792,951.601 904,308.230 790,650.560 467,803.411
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.799524 1.614316 1.236967 0.927684 1.000000	$ $ $ $ $	1.442236 1.799524 1.614316 1.236967 0.927684	188,676.409 321,222.682 377,760.287 242,341.046 176,979.084
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.123296 1.105224 1.013488 0.800129 1.000000	$ $ $ $ $	1.272441 1.123296 1.105224 1.013488 0.800129	239,308.386 507,790.781 661,075.710 671,521.525 194,732.985
Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003 2002	$ $ $ $ $	1.138277 1.018303 0.949970 0.750968 1.000000	$ $ $ $ $	1.140144 1.138277 1.018303 0.949970 0.750968	10,929.884 78,081.617 208,326.929 227,266.127 142,934.455
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.115022 1.090563 1.017261 0.766218 1.000000	$ $ $ $ $	1.298625 1.115022 1.090563 1.017261 0.766218	124,334.190 581,906.621 736,150.972 660,003.665 513,009.880

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.230410 1.230186 1.140942 0.986461 1.000000	$ $ $ $ $	1.341031 1.230410 1.230186 1.140942 0.986461	180,962.432 573,899.475 672,618.823 1,123,078.695 332,138.349
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.209466 1.090843 0.971224 0.789104 1.000000	$ $ $ $ $	1.462224 1.209466 1.090843 0.971224 0.789104	226,666.001 432,455.692 386,997.501 465,195.773 37,844.514
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004	$ $ $	1.399607 1.312102 1.000000	$ $ $	1.448654 1.399607 1.312102	74,313.678 172,749.329 104,704.800
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.115824 1.109997 1.081412 1.049414 1.000000	$ $ $ $ $	1.142296 1.115824 1.109997 1.081412 1.049414	227,857.862 1,124,881.676 1,147,244.241 1,106,646.050 1,106,132.378
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002	$ $ $ $ $	1.192950 1.166444 1.034280 0.838349 1.000000	$ $ $ $ $	1.394128 1.192950 1.166444 1.034280 0.838349	100,836.387 751,876.138 790,512.190 888,231.661 599,216.231
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002	$ $ $ $ $	1.177805 1.129348 1.046575 0.814764 1.000000	$ $ $ $ $	1.311858 1.177805 1.129348 1.046575 0.814764	75,336.146 372,073.046 459,406.482 471,575.723 290,587.833
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.204790 1.108771 1.022756 0.741544 1.000000	$ $ $ $ $	1.225996 1.204790 1.108771 1.022756 0.741544	110,309.121 518,411.057 593,852.759 496,545.206 239,234.900
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.163160 1.101747 1.024683 0.823112 1.000000	$ $ $ $ $	0.678682 1.163160 1.101747 1.024683 0.823112	4,819.588 125,216.748 40,662.007 23,514.342 21,098.458
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.214951 1.145543 1.049179 0.937747 1.000000	$ $ $ $ $	1.302425 1.214951 1.145543 1.049179 0.937747	135,052.383 227,452.043 224,344.490 326,231.378 218,781.660
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.269236 1.243721 1.118730 0.920948 1.000000	$ $ $ $ $	1.382738 1.269236 1.243721 1.118730 0.920948	26,921.944 149,255.996 210,389.878 114,972.094 76,976.092
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.410366 1.231954 1.082997 0.840150 1.000000	$ $ $ $ $	1.506227 1.410366 1.231954 1.082997 0.840150	85,220.827 591,863.983 586,964.074 430,898.151 391,808.307
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.332215 1.166768 1.018477 0.790161 1.000000	$ $ $ $ $	1.375487 1.332215 1.166768 1.018477 0.790161	11,821.295 100,998.845 122,213.991 37,447.818 54,241.789
Transamerica Money Market - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	0.988484 0.978029 0.985767 1.000000	$ $ $ $	1.017004 0.988484 0.978029 0.985767	32,922.896 962,242.312 217,591.051 336,035.060

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.123594 1.120669 1.031223 0.711979 1.000000	$ $ $ $ $	1.114860 1.123594 1.120669 1.031223 0.711979	7,964.366 86,094.429 227,018.910 27,323.767 17,751.857
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2006 2005 2004 2003 2002	$ $ $ $ $	1.488323 1.334121 1.167376 0.622732 1.000000	$ $ $ $ $	1.726024 1.488323 1.334121 1.167376 0.622732	0.000 76,742.391 83,330.364 125,635.9324 92,716.753
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003 2002	$ $ $ $ $	1.071159 1.066588 1.051191 1.039480 1.000000	$ $ $ $ $	1.086692 1.071159 1.066588 1.051191 1.039480	39,705.515 420,408.894 419,827.087 677,439.737 252,341.323
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002	$ $ $ $ $	1.365322 1.221375 1.071525 0.821327 1.000000	$ $ $ $ $	1.656541 1.365322 1.221375 1.071525 0.821327	262,529.219 342,053.848 219,525.145 213,817.333 112,873.276
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002	$ $ $ $ $	1.233494 1.147593 1.036162 0.871131 1.000000	$ $ $ $ $	1.336957 1.233494 1.147593 1.036162 0.871131	2,827.341 47,219.872 64,148.198 60,529.321 28,892.922
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.010076 0.956031 0.908394 0.721570 1.000000	$ $ $ $ $	1.090551 1.010076 0.956031 0.908394 0.721570	85,739.460 395,135.954 372,748.155 382,660.759 258,197.148

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.55%
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.086762 1.059628 0.944663 0.744847 0.938285 1.000000	$ $ $ $ $ $	1.280857 1.086762 1.059628 0.944663 0.744847 0.938285	12,998,108.693 10,652,309.166 13,449,347.960 12,068,226.218 6,650,327.623 239,028
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.213762 1.171794 1.084641 0.896108 1.000000	$ $ $ $ $	1.308178 1.213762 1.171794 1.084641 0.896108	83,507,883.515 83,263,664.234 84,006,339.919 86,726,620.935 31,505,052.323
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.287977 1.165251 1.036347 0.804600 1.000000	$ $ $ $ $	1.466466 1.287977 1.165251 1.036347 0.804600	146,988,123.316 147,148,775.455 143,150,294.499 120,545,600.459 48,989,835.133

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.238214 1.170234 1.066862 0.867636 1.000000	$ $ $ $ $	1.359333 1.238214 1.170234 1.066862 0.867636	272,538,155.012 275,180,798.681 271,289,484.678 254,065,894.532 104,369,373.313
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.271629 1.174845 1.050773 0.839081 1.000000	$ $ $ $ $	1.425519 1.271629 1.174845 1.050773 0.839081	365,510,904.204 334,131,343.963 319,567,802.223 295,457,303.571 118,865,183.365
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.030435	600,831.794
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.501085 1.314713 1.128224 0.882787 1.044981 1.080814 1.000000	$ $ $ $ $ $ $	1.728379 1.501085 1.314713 1.128224 0.882787 1.044981 1.080814	21,707,735.090 23,148,152.756 16,336,474.860 16,492,893.396 10,573,632.126 2,807,645 425,529
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.431376 1.319244 1.208296 0.891692 1.125133 1.274775 1.530432 1.051197 1.000000	$ $ $ $ $ $ $ $ $	1.611439 1.431376 1.319244 1.208296 0.891692 1.125133 1.274775 1.530432 1.051197	35,033,833.586 37,009,726.138 41,664,447.932 35,292,208.787 21,713,817.379 9,182,799 8,999,130 6,125,057 5,686,375
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	0.960354 0.917337 0.848695 0.631386 0.841423 0.884476 0.962537 1.121334 1.000000	$ $ $ $ $ $ $ $ $	1.041317 0.960354 0.917337 0.848695 0.631386 0.841423 0.884476 0.962537 1.121334	68,212,572.786 73,171,859.709 81,108,831.808 76,800,937.093 42,547,063.653 12,891,872 11,432,176 6,044,674 4,444,952
Capital Guardian Value - Initial Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.902387 2.736295 2.381070 1.796659 2.300746 2.191158 2.107532 2.207647 2.086425 1.804168	$ $ $ $ $ $ $ $ $ $	3.329732 2.902387 2.736295 2.381070 1.796659 2.300746 2.191158 2.107532 2.207657 2.086425	34,387,557.879 36,221,289.688 40,120,923.814 40,303,521.990 26,205,443.485 11,920,837 9,270,510 9,518,037 8,178,732 2,607,465
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.815856 1.624970 1.242059 0.929213 1.000000	$ $ $ $ $	2.544168 1.815856 1.624970 1.242059 0.929213	22,174,518.028 19,608,863.830 19,418,209.366 17,617,306.912 8,236,720.810
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.462270 1.435224 1.312864 1.033936 1.392379 1.606561 1.831468 1.574026 1.216554 1.066111	$ $ $ $ $ $ $ $ $ $	1.660482 1.462270 1.435224 1.312864 1.033936 1.392379 1.606561 1.831468 1.574026 1.216554	25,764,288.219 32,634,655.013 39,694,272.933 45,164,495.183 31,707,542.254 19,774,366 20,109,311 16,917,672 7,597,253 1,987,857

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	0.898512 0.801842 0.746188 0.588432 0.862821 1.075789 1.235481 1.197263 1.155963 1.049539	$ $ $ $ $ $ $ $ $ $	0.902202 0.898512 0.801842 0.746188 0.588432 0.862821 1.075789 1.235481 1.197263 1.155963	10,594,640.901 11,590,540.361 14,871,581.386 17,438,226.835 13,224,888.266 9,452,958 7,955,917 8,078,979 7,330,812 2,879,146
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.127017 1.099598 1.023166 0.768775 1.036993 1.031639 1.000000	$ $ $ $ $ $ $	1.315813 1.127017 1.099598 1.023166 0.768775 1.036993 1.031639	47,641,048.816 50,639,669.304 59,415,191.098 58,063,209.284 35,683,761.009 9,711,176 2,079,288
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.206061 1.202886 1.112877 0.959844 0.954934 0.934479 1.000739 0.960378 1.000000	$ $ $ $ $ $ $ $ $	1.317726 1.206061 1.202886 1.112877 0.959844 0.954934 0.934479 1.000739 0.960378	28,907,418.787 34,076,206.539 40,247,099.364 46,552,754.361 18,401,319.043 6,006,284 4,372,634 3,346,480 1,139,786
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.986968 0.887981 0.788649 0.639197 0.832379 1.000000	$ $ $ $ $ $	1.196166 0.986968 0.887981 0.788649 0.639197 0.832379	42,369,741.268 40,716,131.327 39,640,586.401 40,257,124.860 13,365,483.007 317,573
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.829621 0.775852 0.701926 0.564189 0.774069 0.915132 1.000000	$ $ $ $ $ $ $	0.860803 0.829621 0.775852 0.701926 0.564189 0.774069 0.915132	12,517,421.325 15,129,475.500 12,124,446.540 8,541,787.412 1,701,805.486 1,862,382 593,129
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.125921 1.117299 1.085852 1.051137 1.000000	$ $ $ $ $	1.155465 1.125921 1.117299 1.085852 1.051137	81,603,582.485 83,351,073.902 86,845,536.575 91,907,987.449 53,034,314.224
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.875334 2.804550 2.480657 2.005805 2.336285 2.322307 2.099660 2.060734 1.923303 1.663897	$ $ $ $ $ $ $ $ $ $	3.368488 2.875334 2.804550 2.480657 2.005805 2.336285 2.322307 2.099660 2.060734 1.923303	31,206,592.057 5,536,499.243 41,649,182.960 43,365,320.594 29,383,209.530 17,270,752 14,753,422 15,216,376 12,371,480 3,943,109
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.990128 2.860098 2.643952 2.053295 2.701515 3.049978 3.112902 2.586964 2.041653 1.774078	$ $ $ $ $ $ $ $ $ $	3.338650 2.990128 2.860098 2.643952 2.053295 2.701515 3.049975 3.112902 2.586964 2.041653	19,796,279.205 23,046,930.850 26,779,287.344 28,268,534.823 19,614,258.077 12,167,489 12,435,990 10,308,335 7,055,528 1,909,048

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.889508 0.816617 0.751414 0.543474 0.759675 0.854538 1.000000	$ $ $ $ $ $ $	0.907388 0.889508 0.816617 0.751414 0.543474 0.759675 0.854538	50,746,762.402 55,972,175.012 62,395,615.756 65,435,028.121 28,125,884.638 3,099,578 783,970
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.593475 0.560767 0.750221 0.601160 0.777811 0.949871 1.000000	$ $ $ $ $ $ $	0.347130 0.593475 0.560767 0.750221 0.601160 0.777811 0.949871	13,092,416.021 13,417,814.436 11,907,385.701 3,995,671.970 2,372,384.646 237,392 1,000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.225959 1.153085 1.053487 0.939281 1.000000	$ $ $ $ $	1.317444 1.225959 1.153085 1.053487 0.939281	8,337,705.904 9,293,450.905 9,242,277.502 11,251,810.092 4,327,618.742
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.280730 1.251920 1.123331 0.922464 1.000000	$ $ $ $ $	1.398675 1.280730 1.251920 1.123331 0.922464	13,038,813.957 9,528,938.908 9,881,863.358 8,829,532.246 2,992,675.298
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.871749 0.759605 0.666113 0.515473 0.673200 0.830010 1.000000	$ $ $ $ $ $ $	0.933273 0.871749 0.759605 0.666113 0.515473 0.673200 0.830010	93,299,479.941 82,356,236.047 77,424,822.941 48,909,199.130 26,955,004.948 8,295,025 1,848,119
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.585850 1.385505 1.206431 0.933700 1.106551 1.000000	$ $ $ $ $ $	1.641388 1.585850 1.385505 1.206431 0.933700 1.106551	16,729,803.857 21,276,033.990 21,323,427.172 11,772,055.734 6,063,011.824 189,723
Transamerica Money Market - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.355166 1.337543 1.344809 1.355594	$ $ $ $	1.397684 1.355166 1.337543 1.344809	33,319,344.615 24,659,132.325 26,606,431.163 38,933,918.171
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.749053 0.745263 0.700395 0.471165 0.773226 1.000000	$ $ $ $ $ $	0.745053 0.749053 0.745263 0.700395 0.471165 0.773226	13,126,866.139 17,789,100.055 22,790,118.576 18,006,691.008 5,763,699.833 404,874
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	4.517208 4.039241 3.525694 1.876147 3.147350 2.481941 2.270110 1.781675 1.849564 1.635726	$ $ $ $ $ $ $ $ $ $	5.251546 4.517208 4.039241 3.525694 1.876147 3.147350 2.481941 2.270110 1.781675 1.849564	2,413,935.419 4,377,799.791 7,155,393.176 10,382,343.7625 11,809,553.742 12,087,717 10,522,203 8,787,718 7,236,830 2,651,783

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.521732 1.511541 1.486055 1.465892 1.406799 1.359434 1.253119 1.283673 1.213942 1.136634	$ $ $ $ $ $ $ $ $ $	1.547592 1.521732 1.511541 1.486055 1.465892 1.406799 1.359434 1.253119 1.283673 1.213942	17,248,608.435 18,161,405.073 20,373,817.590 27,942,013.581 22,641,544.980 8,903,198 6,413,316 6,668,600 5,114,380 858,785
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.666550 1.487198 1.301525 0.995170 1.217188 1.604565 1.993345 1.529380 1.345339 1.432514	$ $ $ $ $ $ $ $ $ $	2.026974 1.666550 1.487198 1.301525 0.995170 1.217188 1.604565 1.993345 1.529380 1.345339	25,122,245.476 23,163,851.386 17,425,739.943 15,885,539.178 13,027,592.129 10,495,290 10,252,707 7,730,719 6,282,060 2,717,945
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	3.135303 2.909800 2.620788 2.197980 2.669327 2.916927 3.148754 2.529863 2.169995 1.998344	$ $ $ $ $ $ $ $ $ $	3.406631 3.135303 2.909800 2.620788 2.197980 2.669327 2.916927 3.148754 2.529863 2.169995	4,491,348.471 6,972,047.780 10,808,053.092 13,716,842.155 12,786,604.835 12,953,763 12,619,743 10,427,869 7,169,924 1,857,541
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.748559 0.706779 0.669908 0.530826 0.805310 1.000000	$ $ $ $ $ $	0.810185 0.748559 0.706779 0.669908 0.530826 0.805310	14,578,059.162 17,578,049.091 19,728,038.390 22,289,366.163 13,553,493.032 778,101
PAM Transamerica U.S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.028154 1.023764 1.010345 1.000000	$ $ $ $	1.043482 1.028154 1.023764 1.010345	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.126766 1.085273 0.994356 0.757548 1.000000	$ $ $ $ $	1.253207 1.126766 1.085273 0.994356 0.757548	23,945,774.843 28,775,318.444 36,672,562.476 35,126,143.411 17,650,404.981
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.129078 1.055944 1.008489 0.792764 1.000000	$ $ $ $ $	1.179248 1.129078 1.055944 1.008489 0.792764	3,925,641.785 3,941,934.854 4,890,799.144 5,332,620.252 2,260,735.982
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.039808 1.009478 0.921732 0.708109 0.925071 1.000000	$ $ $ $ $ $	1.197896 1.039808 1.009478 0.921732 0.708109 0.925071	20,837,550.894 22,912,250.843 25,962,365.271 29,093,440.629 15,483,398.124 2,170,355
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.852963 0.754200 0.706925 0.581903 0.854462 1.000000	$ $ $ $ $ $	0.834587 0.852963 0.754200 0.706925 0.581903 0.854462	12,204,222.554 12,962,083.378 14,273,128.718 15,414,380.597 9,542,227.169 740,355

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.162724 1.012189 0.892604 0.707070 0.794319 0.921627 1.000000	$ $ $ $ $ $ $	1.275926 1.162724 1.012189 0.892604 0.707070 0.794319 0.921627	76,703,204.205 73,123,606.868 65,610,694.486 61,747,384.685 27,676,731.358 4,263,246 1,396,762
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.202448 1.156611 1.055967 0.824682 1.010868 1.083236 1.000000	$ $ $ $ $ $ $	1.420132 1.202448 1.156611 1.055967 0.824682 1.010868 1.083236	26,679,399.313 23,232,938.346 25,755,886.465 28,024,394.288 13,330,401.165 3,433,332 444,427
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.819443 0.788705 0.776712 0.595094 0.867001 1.000000	$ $ $ $ $ $	0.860003 0.819443 0.788705 0.776712 0.595094 0.867001	14,293,598.996 15,955,220.724 20,689,413.372 19,416,849.531 10,196,875.743 320,600
Fidelity - VIP Growth Opportunities Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.785264 0.733732 0.697106 0.547049 0.712295 0.847487 1.000000	$ $ $ $ $ $ $	0.812890 0.785264 0.733732 0.697106 0.547049 0.712295 0.847487	137,401.905 204,879.972 271,526.095 384,917.068 521,532.481 524,655 118,470.825
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.820440 1.566373 1.276074 0.937298 1.057890 1.113532 1.000000	$ $ $ $ $ $ $	2.015076 1.820440 1.566373 1.276074 0.937298 1.057890 1.113532	67,387,243.783 74,297,527.889 72,942,331.559 70,903,927.147 36,830,260.856 5,990,258 2,620,285
Fidelity -VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.310560 1.299278 1.159068 0.747954 1.000000	$ $ $ $ $	1.497211 1.310560 1.299278 1.159068 0.747954	31,937,469.113 35,406,568.287 39,487,033.579 38,325,953.553 16,309,228.575
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.539817 0.489306 0.412456 0.310792 0.439076 0.738193 1.000000	$ $ $ $ $ $ $	0.602328 0.539817 0.489306 0.412456 0.310792 0.439076 0.738193	11,543,119.137 11,491,135.485 10,815,518.794 11,888,810.861 6,913,929.008 3,457,752 406,975
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.187087 1.095813 0.944696 0.679339 0.900877 0.998590 1.000000	$ $ $ $ $ $ $	1.345127 1.187087 1.095813 0.944696 0.679339 0.900877 0.998590	367,775.683 445,258.231 586,403.535 714,577.812 749,116.687 848,028 151,463
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.644742 0.620178 0.602539 0.494711 0.676228 0.887518 1.000000	$ $ $ $ $ $ $	0.748812 0.644742 0.620178 0.602539 0.494711 0.676228 0.887518	19,170,143.256 18,195,469.434 19,637,914.777 21,220,714.470 13,613,686.678 5,038,752 900,245
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.061215 1.025998 0.981034 0.746621 1.000000	$ $ $ $ $	1.180187 1.061215 1.025998 0.981034 0.746621	12,011,070.700 15,714,081.870 17,785,994.097 17,390,550.654 8,171,999.981

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.157309 1.145445 1.047708 0.917149 1.000000	$ $ $ $ $	1.272166 1.157309 1.145445 1.047708 0.917149	32,840,900.068 33,853,804.512 32,737,933.302 32,850,546.252 13,059,065.165
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.410333 1.378605 1.231649 1.000000	$ $ $ $	1.284417 1.410333 1.378605 1.231649	6,703,787.489 183,183.828 132,395.637 21,142.7218
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.290949 1.247755 1.157202 1.000000	$ $ $ $	1.388212 1.290949 1.247755 1.157202	6,351,575.848 5,207,745.184 3,500,465.264 453,423.5936
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.543443 1.399649 1.247283 1.000000	$ $ $ $	1.753024 1.543443 1.399649 1.247283	11,986,808.749 10,165,575.167 7,780,059.897 286,083.8391
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.362531 1.290878 1.179114 1.000000	$ $ $ $	1.492972 1.362531 1.290878 1.179114	26,062,949.981 20,040,246.788 12,083,546.284 1,060,238.9199
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.453499 1.344702 1.206176 1.000000	$ $ $ $	1.624969 1.453499 1.344702 1.206176	49,669,964.984 29,743,393.721 13,026,240.646 866,132.1961
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.03768	1,585,700.909
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.668938 1.463652 1.259049 1.000000	$ $ $ $	1.917627 1.668938 1.463652 1.259049	614,761.786 497,499.714 273,314.811 19,505.649
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.546069 1.427847 1.310414 1.000000	$ $ $ $	1.736504 1.546069 1.427847 1.310414	712,551.688 618,073.841 298,994.367 48,462.2101
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.408489 1.347820 1.249463 1.000000	$ $ $ $	1.524643 1.408489 1.347820 1.249463	671,093.940 578,611.506 438,877.263 65,551.782
Capital Guardian Value - Service Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003	$ $ $ $	1.558191 1.471108 1.283000 1.000000	$ $ $ $	1.784007 1.558191 1.471108 1.283000	892,239.948 855,419.291 598,196.993 73,180.342
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.845522 1.654962 1.267846 1.000000	$ $ $ $	1.736504 1.845522 1.654962 1.267846	712,551.688 246,527.688 167,881.007 21,789.232
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.348625 1.326377 1.216104 1.000000	$ $ $ $	1.527577 1.348625 1.326377 1.216104	91,489.060 73,039.911 75,952.207 14,773.275
Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003	$ $ $ $	1.443829 1.290888 1.203574 1.000000	$ $ $ $	1.445312 1.443829 1.290888 1.203574	119,454.832 94,959.310 34,960.165 9,467.185
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.399998 1.368850 1.275932 1.000000	$ $ $ $	1.631685 1.399998 1.368850 1.275932	401,984.474 375,371.710 334,624.269 19,388.405
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.171024 1.170941 1.085403 1.000000	$ $ $ $	1.276255 1.171024 1.170941 1.085403	417,147.499 366,253.533 398,296.667 150,974.273

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
MFS International Equity - Service Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.565082 1.412998 1.255588 1.000000	$ $ $ $	1.895435 1.565082 1.412998 1.255588	278,372.177 128,146.139 101,200.554 276.0572
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.401400 1.314431 1.190949 1.000000	$ $ $ $	1.451928 1.401400 1.314431 1.190949	459,841.360 430,435.254 249,867.418 7,208.809
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.042889 1.037408 1.010392 1.000000	$ $ $ $	1.067572 1.042889 1.037408 1.010392	1,538,811.734 1,463,556.867 976,315.714 142,275.747
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.404622 1.373349 1.216801 1.000000	$ $ $ $	1.642786 1.404622 1.373349 1.216801	1,098,676.613 933,863.893 714,866.481 75,443.719
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.365208 1.308482 1.212252 1.000000	$ $ $ $	1.521793 1.365208 1.308482 1.212252	461,197.478 404,108.627 370,758.608 28,907.459
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.572316 1.445530 1.332482 1.000000	$ $ $ $	1.600870 1.572316 1.445530 1.332482	804,035.563 752,922.036 286,574.361 45,534.520
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.145276 1.084034 1.206334 1.000000	$ $ $ $	0.801942 1.145276 1.084034 1.206334	320,310.374 299,060.009 171,231.964 31,120.292
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.274168 1.199769 1.098349 1.000000	$ $ $ $	1.365103 1.274168 1.199769 1.098349	421,334.962 83,278.420 41,002.289 1,576.204
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.310709 1.284802 1.154157 1.000000	$ $ $ $	1.428939 1.310709 1.284802 1.154157	379,924.087 316,234.296 200,826.320 0.000
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.580157 1.379279 1.210890 1.000000	$ $ $ $	1.687384 1.580157 1.379279 1.210890	1,587,729.572 1,172,691.536 613,476.605 28,112.713
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.640955 1.436639 1.251624 1.000000	$ $ $ $	1.695953 1.640955 1.436639 1.251624	336,976.332 351,687.197 422,076.214 8,439.832
Transamerica Money Market - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	0.996971 0.985977 0.993319 1.000000	$ $ $ $	1.026204 0.996971 0.985977 0.993319	1,927,835.453 1,533,323.685 1,015,897.444 570,320.435
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.388739 1.383791 1.305914 1.000000	$ $ $ $	1.378700 1.388739 1.383791 1.305914	281,771.247 286,832.475 329,586.323 593.365
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003	$ $ $ $	1.014639 1.009806 0.996080 1.000000	$ $ $ $	1.030263 1.014639 1.009806 0.996080	336,762.250 379,254.151 310,484.884 29,776.563
Van Kampen Active International Allocation - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.676063 1.497321 1.313437 1.000000	$ $ $ $	2.034237 1.676063 1.497321 1.313437	636,702.239 294,472.300 53,163.663 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.371602 1.275740 1.150762 1.000000	$ $ $ $	1.487354 1.371602 1.275740 1.150762	156,391.062 119,875.142 88,627.963 58,937.737

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.324940 1.253128 1.189709 1.000000	$ $ $ $	1.430616 1.324940 1.253128 1.189709	218,807.993 205,773.131 181,007.748 40,928.103
PAM Transamerica U.S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.014639 1.009806 0.996080 1.000000	$ $ $ $	1.030263 1.014639 1.009806 0.996080	0.000 0.000 41,453.315 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.128805 1.086700 0.995176 0.757796 1.000000	$ $ $ $ $	1.256087 1.128805 1.086700 0.995176 0.757796	3,436,577.878 4,897,660.013 10,860,882.265 6,831,640.610 5,443,085.772
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.131131 1.057344 1.009328 0.793030 1.000000	$ $ $ $ $	1.181969 1.131131 1.057344 1.009328 0.793030	777,372.505 963,414.135 985,283.036 904,877.420 515,930.108
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.042190 1.011301 0.922939 0.708682 0.925362 1.000000	$ $ $ $ $ $	1.201232 1.042190 1.011301 0.922939 0.708682 0.925362	20,776,931.762 25,282,712.943 28,481,848.687 32,962,226.168 33,301,693.747 8,115,908
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.854933 0.755575 0.707865 0.582390 0.854751 1.000000	$ $ $ $ $ $	0.836930 0.854933 0.755575 0.707865 0.582390 0.854751	8,634,773.055 10,642,284.551 10,876,037.049 13,584,742.052 13,221,725.747 4,169,129
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.386943 1.206785 1.063687 0.842179 0.945641 1.000000	$ $ $ $ $ $	1.522722 1.386943 1.206785 1.063687 0.842179 0.945641	26,629,871.908 28,768,446.814 21,910,676.804 19,355,754.646 17,988,364.952 3,842,220
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.115838 1.072770 0.978943 0.764145 0.936205 1.000000	$ $ $ $ $ $	1.318490 1.115838 1.072770 0.978943 0.764145 0.936205	15,840,155.328 15,676,904.613 18,240,147.809 19,226,593.893 18,718,379.029 2,912,578
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.821333 0.790140 0.777739 0.595582 0.867285 1.000000	$ $ $ $ $ $	0.862415 0.821333 0.790140 0.777739 0.595582 0.867285	8,000,489.513 9,098,708.664 10,723,087.028 11,024,505.533 10,076,118.099 1,453,053
Fidelity - VIP Growth Opportunities Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.007259 0.940705 0.893302 0.700666 0.911864 1.000000	$ $ $ $ $ $	1.043217 1.007259 0.940705 0.893302 0.700666 0.911864	1,993,001.368 2,204,922.790 2,450,315.226 2,709,639.036 2,953,632.988 1,208,091
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.771680 1.523667 1.240664 0.910846 1.027526 1.000000	$ $ $ $ $ $	1.962071 1.771680 1.523667 1.240664 0.910846 1.027526	32,477,599.946 43,061,630.888 42,429,335.480 44,963,083.179 43,590,835.534 7,140,844
Fidelity -VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.312926 1.300991 1.160021 0.748203 1.000000	$ $ $ $ $	1.500649 1.312926 1.300991 1.160021 0.748203	6,929,838.747 7,225,570.085 10,344,797.767 6,968,611.191 2,425,397.550

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.947165 0.858123 0.722993 0.544519 0.768907 1.000000	$ $ $ $ $ $	1.057376 0.947165 0.858123 0.722993 0.544519 0.768907	4,458,367.003 5,582,814.115 6,043,121.539 15,111,459.595 5,373,366.010 2,035,132
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.195287 1.102842 0.950284 0.683026 0.905322 1.000000	$ $ $ $ $ $	1.355083 1.195287 1.102842 0.950284 0.683026 0.905322	892,776.255 1,031,205.022 1,137,462.679 1,242,714.283 1,820,028.606 614,762
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.798359 0.767566 0.745357 0.611673 0.835708 1.000000	$ $ $ $ $ $	0.927683 0.798359 0.767566 0.745357 0.611673 0.835708	10,746,902.560 11,328,714.340 11,850,013.856 13,523,663.769 16,227,439.303 3,443,281
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.063134 1.027353 0.981842 0.746874 1.000000	$ $ $ $ $	1.182905 1.063134 1.027353 0.981842 0.746874	3,073,539.323 3,699,243.471 4,224,900.842 4,005,302.089 2,689,419.864
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.159404 1.146954 1.048576 0.917454 1.000000	$ $ $ $ $	1.275094 1.159404 1.146954 1.048576 0.917454	5,513,174.164 6,627,381.834 5,741,220.139 4,628,848.709 2,874,746.063

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.50%
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.089252 1.061536 0.945896 0.745459 0.938589 1.000000	$ $ $ $ $ $	1.284417 1.089252 1.061536 0.945896 0.745459 0.938589	6,703,787.489 6,562,262.157 9,296,221.978 7,392,901.224 8,626,060.881 1,614,752
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.215924 1.173316 1.085524 0.896399 1.000000	$ $ $ $ $	1.311160 1.215924 1.173316 1.085524 0.896399	15,081,928.612 14,594,626.535 14,719,696.878 12,742,903.287 10,107,973.942
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.290319 1.166804 1.037216 0.804872 1.000000	$ $ $ $ $	1.469855 1.290319 1.166804 1.037216 0.804872	35,654,019.023 35,195,372.392 24,391,666.435 11,144,351.863 5,448,130.509

Subaccount		1.50% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.240469 1.171796 1.067759 0.867926 1.000000	$ $ $ $ $	1.362474 1.240469 1.171796 1.067759 0.867926	42,130,349.651 37,306,663.854 39,612,419.992 34,977,510.481 18,670,905.864
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.273905 1.176374 1.051623 0.839352 1.000000	$ $ $ $ $	1.428769 1.273905 1.176374 1.051623 0.839352	98,229,375.640 69,245,681.188 51,763,196.839 38,881,200.095 20,258,774.879
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.357712 1.188561 1.019460 0.797294 0.943312 1.000000	$ $ $ $ $ $	1.564059 1.357712 1.188561 1.019460 0.797294 0.943312	11,794,171.152 13,512,404.056 11,092,333.640 18,517,054.938 12,275,126.704 3,501,710
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.113756 1.026003 0.939246 0.692795 0.873737 1.000000	$ $ $ $ $ $	1.254485 1.113756 1.026003 0.939246 0.692795 0.873737	19,165,047.009 22,531,855.989 24,491,765.237 19,885,438.487 18,240,696.999 2,572,971
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.078999 1.030167 0.952610 0.708345 0.943517 1.000000	$ $ $ $ $ $	1.170534 1.078999 1.030167 0.952610 0.708345 0.943517	23,990,518.033 25,922,993.371 29,944,398.520 31,908,032.179 28,296,0576.831 4,474,512
Capital Guardian Value - Initial Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.291202 1.216717 1.058244 0.798116 1.021548 1.000000	$ $ $ $ $ $	1.482059 1.291202 1.216717 1.058244 0.798116 1.021548	36,626,234.963 39,543,090.757 43,629,544.101 45,301,148.713 43,997,545.832 7,410,663
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.819127 1.627102 1.243075 0.929516 1.000000	$ $ $ $ $	2.550004 1.819127 1.627102 1.243075 0.929516	7,047,884.867 7,273,391.750 5,687,034.370 5,039,541.528 3,369,677.170
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.944481 0.926556 0.847147 0.666840 0.897581 1.000000	$ $ $ $ $ $	1.073033 0.944481 0.926556 0.847147 0.666840 0.897581	28,333,804.055 31,753,691.070 32,360,947.714 33,977,162.957 34,686,229.805 17,442,707
Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.909482 0.811233 0.754556 0.594744 0.871639 1.000000	$ $ $ $ $ $	0.913667 0.909482 0.811233 0.754556 0.594744 0.871639	6,143,163.712 5,308,956.909 5,389,770.757 6,512,187.205 6,747,095.756 1,763,114
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.028611 1.003098 0.932913 0.700615 0.944579 1.000000	$ $ $ $ $ $	1.201509 1.028611 1.003098 0.932913 0.700615 0.944579	33,633,358.867 42,641,701.440 51,506,715.291 55,226,351.608 55,161,127.503 11,730,139
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.238819 1.234958 1.141982 0.984455 0.978934 1.000000	$ $ $ $ $ $	1.354161 1.238819 1.234958 1.141982 0.984455 0.978934	11,734,179.833 15,605,094.193 19,671,664.597 23,816,154.624 18,043,445.844 2,191,309

Subaccount		1.50% (continued)
	Year	Beginning AUV		Ending AUV		# Units
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.989186 0.889551 0.789661 0.639710 0.832651 1.000000	$ $ $ $ $ $	1.199432 0.989186 0.889551 0.789661 0.639710 0.832651	14,370,679.553 17,710,224.708 15,554,774.711 15,349,738.208 5,365,085.340 515,420
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.948046 0.886160 0.801328 0.643764 0.882806 1.000000	$ $ $ $ $ $	0.984161 0.948046 0.886160 0.801328 0.643764 0.882806	8,132,049.512 9,995,675.142 8,441,415.214 10,350,259.042 7,381,423.384 2,238,530
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.127971 1.118783 1.086753 1.051492 1.000000	$ $ $ $ $	1.158142 1.127971 1.118783 1.086753 1.051492	14,016,677.671 15,918,601.516 15,290,974.069 17,966,432.517 19,080,762.822
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.217517 1.186962 1.049356 0.848065 0.987303 1.000000	$ $ $ $ $ $	1.427035 1.217517 1.186962 1.049356 0.848065 0.987303	40,424,206.237 46,257,682.821 52,434,594.128 51,371,579.290 48,994,385.595 10,143,810
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.035455 0.989934 0.914665 0.709982 0.933658 1.000000	$ $ $ $ $ $	1.156708 1.035455 0.989934 0.914665 0.709982 0.933658	22,258,865.761 25,869,400.025 27,805,789.891 28,908,483.578 28,064,439.549 5,711,161
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.119752 1.027478 0.944973 0.683124 0.954401 1.000000	$ $ $ $ $ $	1.142815 1.119752 1.027478 0.944973 0.683124 0.954401	15,322,954.666 20,048,997.963 22,703,299.831 31,411,389.160 20,851,241.317 2,941,790
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.014684 0.958284 0.888634 0.711719 0.920387 1.000000	$ $ $ $ $ $	0.593790 1.014684 0.958284 0.888634 0.711719 0.920387	2,814,496.595 2,647,486.358 1,978,565.227 1,475,876.974 1,265,457.981 333,114
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.228162 1.154600 1.054354 0.939595 1.000000	$ $ $ $ $	1.320483 1.228162 1.154600 1.054354 0.939595	1,097,974.688 1,315,509.774 1,131,695.023 1,501,617.0569 869,259.598
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.283056 1.253568 1.124250 0.922763 1.000000	$ $ $ $ $	1.401918 1.283056 1.253568 1.124250 0.922763	2,899,859.736 2,206,318.674 2,956,501.655 2,227,338.303 659.732.771
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.130303 0.984415 0.862831 0.667381 0.871170 1.000000	$ $ $ $ $ $	1.210684 1.130303 0.984415 0.862831 0.667381 0.871170	35,771,252.835 35,707,292.058 39,482,424.421 36,229,481.330 46,586,222.044 11,075,671
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.589487 1.388005 1.208021 0.934457 1.106909 1.000000	$ $ $ $ $ $	1.645959 1.589487 1.388005 1.208021 0.934457 1.106909	7,473,227.592 8,900,079.694 13,607,850.141 6,727,476.031 9,004,244.479 1,746,349

Subaccount		1.50% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Money Market - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.008571 0.994970 0.999891 1.007422 1.009719 1.000000	$ $ $ $ $ $	1.040732 1.008571 0.994970 0.999891 1.007422 1.009719	20,811,556.153 18,407,755.261 24,307,150.128 23,248,961.889 38,423,033.379 13,821,591
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.750778 0.746619 0.701312 0.471553 0.773485 1.000000	$ $ $ $ $ $	0.747144 0.750778 0.746619 0.701312 0.471553 0.773485	5,744,315.843 7,766,969.038 9,726,021.596 8,814,289.609 6,860,882.263 1,351,941
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.405416 1.256098 1.095856 0.582857 0.977283 1.000000	$ $ $ $ $ $	1.634690 1.405416 1.256098 1.095856 0.582857 0.977283	33,529,607.890 40,584,556.427 47,250,372.853 53,827,385.1457 60,192,373.515 11,563,127
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.100013 1.092103 1.073159 1.058073 1.014928 1.000000	$ $ $ $ $ $	1.119249 1.100013 1.092103 1.073159 1.058073 1.014928	15,204,645.337 19,018,015.117 20,912,208.570 27,447,382.003 32,959,958.561 5,327,788
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.137156 1.014278 0.887200 0.678033 0.828893 1.000000	$ $ $ $ $ $	1.373773 1.137156 1.014278 0.887200 0.678033 0.828893	12,842,047.929 13,449,186.931 10,770,582.893 6,020,969.266 6,281,323.628 900,250
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.133597 1.051547 0.946634 0.793528 0.963225 1.000000	$ $ $ $ $ $	1.232298 1.133597 1.051547 0.946634 0.793528 0.963225	11,149,111.005 16,328,583.380 18,345,749.837 22,954,158.545 40,793,056.086 11,510,203
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.750266 0.708049 0.670790 0.531264 0.805577 1.000000	$ $ $ $ $ $	0.812430 0.750266 0.708049 0.670790 0.531264 0.805577	10,867,545.320 13,981,791.177 17,775,579.011 19,954,161.928 21,742,734.531 3,422,809

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.40%
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.094261 1.065370 0.948383 0.746690 0.939214 1.000000	$ $ $ $ $ $	1.291591 1.094261 1.065370 0.948383 0.746690 0.939214	665,840.918 660,952.241 631,733.804 613,619.043 448,419.255 199,168
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.220383 1.176448 1.087333 0.896994 1.000000	$ $ $ $ $	1.317265 1.220383 1.176448 1.087333 0.896994	3,419,725.545 3,071,029.489 2,424,715.701 1,220,110.043 746,979.938
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.294993 1.169884 1.038925 0.805402 1.000000	$ $ $ $ $	1.476629 1.294993 1.169884 1.038925 0.805402	6,278,577.331 2,984,017.487 2,293,997.820 1,067,280.369 178,360.079
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.244946 1.174865 1.069495 0.868490 1.000000	$ $ $ $ $	1.368733 1.244946 1.174865 1.069495 0.868490	7,622,795.972 5,966,622.805 5,444,219.106 4,984,402.867 1,196,692.473
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.278529 1.179485 1.053363 0.839908 1.000000	$ $ $ $ $	1.435364 1.278529 1.179485 1.053363 0.839908	9,532,074.554 7,224,952.047 5,711,319.819 3,099,006.622 1,743,854.956
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.513729 1.323836 1.134367 0.886287 1.047563 1.081878 1.000000	$ $ $ $ $ $ $	1.745501 1.513729 1.323836 1.134367 0.886287 1.047563 1.081878	2,612,543.126 2,954,561.809 2,484,398.258 2,260,879.5064 2,977,283.533 2,904,194 526,757
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.448193 1.332782 1.218897 0.898194 1.131675 1.280261 1.534754 1.052609 1.000000	$ $ $ $ $ $ $ $ $	1.632783 1.448193 1.332782 1.218897 0.898194 1.131675 1.280261 1.534754 1.052609	5,342,802.844 5,905,133.186 4,998,337.748 5,199,113.541 5,723,654.840 6,769,555 8,964,830 8,189,239 7,340,387
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	0.971090 0.926223 0.855645 0.635616 0.845807 0.887757 0.964682 1.122170 1.000000	$ $ $ $ $ $ $ $ $	1.054511 0.971090 0.926223 0.855645 0.635616 0.845807 0.887757 0.964682 1.122170	6,166,497.545 7,193,165.471 7,030,635.646 7,039,449.494 6,725,430.376 7,052,320 6,687,565 3,560,121 1,697,953
Capital Guardian Value - Initial Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $ $	2.939572 2.767270 2.404464 1.811637 2.316504 2.202884 2.115695 2.212928 2.086130 1.694854 1.387903	$ $ $ $ $ $ $ $ $ $ $	3.377360 2.939572 2.767270 2.404464 1.811637 2.316504 2.202884 2.115695 2.212928 2.086130 1.694854	19,296,611.368 22,941,997.504 26,025,655.100 30,542,561.728 36,172,249.327 44,245,720 52,310,186 66,030,029 78,666,774 82,171,834 65,227,195

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.825716 1.631387 1.245119 0.930127 1.000000	$ $ $ $ $	2.561764 1.825716 1.631387 1.245119 0.930127	2,401,286.773 2,246,678.414 2,263,113.857 1,791,793.908 1,574,106.747
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.480999 1.451467 1.325747 1.042538 1.401905 1.615156 1.838549 1.577775 1.217647 1.000000	$ $ $ $ $ $ $ $ $ $	1.684237 1.480999 1.451467 1.325747 1.042538 1.401905 1.615156 1.838549 1.577775 1.217647	10,011,002.407 8,953,687.752 9,446,389.081 11,472,576.7638 11,986,885.369 15,803,392 19,789,520 20,376,497 13,701,548 9,296,582
Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $ $	0.910023 0.810917 0.753515 0.593335 0.868714 1.081530 1.240246 1.200101 1.156993 1.004355 1.000000	$ $ $ $ $ $ $ $ $ $ $	0.915116 0.910023 0.810917 0.753515 0.593335 0.868714 1.081530 1.240246 1.200101 1.156993 1.004355	6,265,239.244 7,527,635.160 7,600,074.327 8,227,504.7998 8,979,133.102 11,859,669 13,481,390 16,283,827 18,189,950 14,927,829 314,119
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.136546 1.107261 1.028766 0.771838 1.039580 1.032666 1.000000	$ $ $ $ $ $ $	1.328898 1.136546 1.107261 1.028766 0.771838 1.039580 1.032666	3,583,485.629 4,347,646.566 4,447,900.656 4,299,974.6117 4,621,748.748 5,097,147 1,957,163
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.219659 1.214656 1.122105 0.966374 0.960010 0.938048 1.003083 0.961203 1.000000	$ $ $ $ $ $ $ $ $	1.334548 1.219659 1.214656 1.122105 0.966374 0.960010 0.938048 1.003083 0.961203	5,442,545.652 6,408,441.406 8,643,646.431 9,496,015.8792 8,693,528.576 5,478,152 9,361,452 8,977,277 6,199,318
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.993791 0.892808 0.791771 0.640777 0.833205 1.000000	$ $ $ $ $ $	1.206202 0.993791 0.892808 0.791771 0.640777 0.833205	2,054,157.754 1,642,028.159 1,446,391.680 1,411,670.494 367,641.197 159,981
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.836629 0.781242 0.705753 0.566427 0.775980 0.916033 1.000000	$ $ $ $ $ $ $	0.869361 0.836629 0.781242 0.705753 0.566427 0.775980 0.916033	2,349,743.427 2,068,296.872 1,471,402.427 897,190.7905 668,734.113 992,435 278,174
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.132042 1.121717 1.088527 1.052178 1.000000	$ $ $ $ $	1.163454 1.132042 1.121717 1.088527 1.052178	6,593,664.567 5,792,288.584 4,883,932.170 6,311,547.8819 4,322,292.201

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $ $	2.912133 2.836258 2.505001 2.022500 2.352249 2.334702 2.107761 2.065623 1.925022 1.521680 1.287240	$ $ $ $ $ $ $ $ $ $ $	3.416636 2.912133 2.836258 2.505001 2.022500 2.352249 2.334702 2.107761 2.065623 1.925022 1.521680	24,836,158.376 29,533,036.658 33,019,972.422 38,070,609.9261 44,648,715.071 53,131,225 60,459,235 74,445,822 83,821,265 79,662,847 42,673,041
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $ $	3.028461 2.892491 2.669933 2.070419 2.719986 3.066258 3.124914 2.593121 2.043487 1.611613 1.353339	$ $ $ $ $ $ $ $ $ $ $	3.386439 3.028461 2.892491 2.669933 2.070419 2.719986 3.066258 3.124914 2.593121 2.043487 1.611613	15,692,717.122 17,570,318.613 19,329,022.705 21,830,145.1804 25,335,193.394 31,999,230 39,142,353 42,063,489 45,596,535 44,624,829 30,237,848
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.897026 0.822294 0.755520 0.545628 0.761551 0.855380 1.000000	$ $ $ $ $ $ $	0.916411 0.897026 0.822294 0.755520 0.545628 0.761551 0.855380	2,965,980.909 3,163,626.920 3,430,777.931 4,229,982.7096 2,895,465.966 1,838,502 497,185
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.598455 0.564642 0.753804 0.603147 0.779219 0.950187 1.000000	$ $ $ $ $ $ $	0.701121 0.598455 0.564642 0.753804 0.603147 0.779219 0.950187	2,651,947.382 2,626,947.632 1,502,945.491 149,967.2186 281,733.960 120,790 56,200
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.232622 1.157655 1.056091 0.940213 1.000000	$ $ $ $ $	1.326575 1.232622 1.157655 1.056091 0.940213	463,377.407 393,584.249 499,023.545 448,385.5464 308,853.226
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.287698 1.256871 1.126105 0.923378 1.000000	$ $ $ $ $	1.408357 1.287698 1.256871 1.126105 0.923378	988,666.962 863,980.614 720,107.967 629,683.6071 206,156.677
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.879044 0.764836 0.669708 0.517494 0.674851 0.830824 1.000000	$ $ $ $ $ $ $	0.942483 0.879044 0.764836 0.669708 0.517494 0.674851 0.830824	100,246,006.638 4,938,559.777 4,247,712.073 2,453,362.7663 2,487,782.396 1,739,044 993,984
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.596837 1.393038 1.211201 0.936005 1.107646 1.000000	$ $ $ $ $ $	1.655196 1.596837 1.393038 1.211201 0.936005 1.107646	1,152,266.853 1,293,471.087 1,422,418.696 262,913.5180 315,300.999 78,790
Transamerica Money Market - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.372479 1.352646 1.357996 1.366869	$ $ $ $	1.417616 1.372479 1.352646 1.357996	12,870,649.080 11,847,869.456 16,419,189.782 20,068,862.5829

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Science and Technology - Initial Class (7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.754243 0.749322 0.703168 0.472335 0.773994 1.000000	$ $ $ $ $ $	0.751331 0.754243 0.749322 0.703168 0.472335 0.773994	638,044.098 748,826.942 1,052,597.385 368,395.9602 207,033.476 51,295
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $ $	4.575107 4.084993 3.560345 1.891803 3.168906 2.495215 2.278888 1.785929 1.851229 1.496065 1.206843	$ $ $ $ $ $ $ $ $ $ $	5.326698 4.575107 4.084993 3.560345 1.891803 3.168906 2.495215 2.278888 1.785929 1.851229 1.496065	13,564,029.821 15,756,634.740 18,764,500.265 22,342,963.6523 28,193,802.802 35,776,621 43,456,299 49,653,848 59,347,330 63,123,931 51,124,832
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $ $	1.538696 1.526143 1.498190 1.475683 1.414117 1.364481 1.255919 1.286733 1.215033 1.128769 1.124292	$ $ $ $ $ $ $ $ $ $ $	1.567147 1.538696 1.526143 1.498190 1.475683 1.414117 1.364481 1.255919 1.286733 1.215033 1.128769	11,240,369.687 12,608,834.295 15,271,006.709 20,569,266.5159 28,356,603.540 28,689,960 29,554,729 38,368,704 41,241,128 30,043,275 17,561,826
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $ $	1.687937 1.504078 1.314348 1.003493 1.225547 1.613169 2.001071 1.533035 1.346560 1.330640 1.171039	$ $ $ $ $ $ $ $ $ $ $	2.056012 1.687937 1.504078 1.314348 1.003493 1.225547 1.613169 2.001071 1.533035 1.346560 1.330640	21,744,301.963 25,162,969.729 28,683,643.440 33,155,822.7801 39,574,469.871 50,436,921 67,228,612 77,283,280 90,839,071 101,220,765 91,462,304
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $ $	3.175486 2.942759 2.646551 2.216306 2.678589 2.932518 3.160924 2.535888 2.171948 1.833135 1.577873	$ $ $ $ $ $ $ $ $ $ $	3.455380 3.175486 2.942759 2.646551 2.216306 2.687589 2.932518 3.160924 2.535888 2.171948 1.833135	22,094,037.950 26,617,284.696 30,694,481.010 36,250,554.8272 44,933,517.409 60,117,350 81,940,094 100,119,683 116,236,044 127,262,704 124,998,928
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.753727 0.710611 0.672550 0.532132 0.806099 1.000000	$ $ $ $ $ $	0.816984 0.753727 0.710611 0.672550 0.532132 0.806099	439,548.832 531,509.536 685,116.597 782,303.2746 721,754,051 420,709
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.031447 1.025525 1.010586 1.000000	$ $ $ $	1.048367 1.031447 1.025525 1.010586	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.132885 1.089564 0.996809 0.758298 1.000000	$ $ $ $ $	1.261880 1.132885 1.089564 0.996809 0.758298	414,122.070 503,104.338 791,758.449 653,356.3526 296,591.241

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.135225 1.060132 1.010990 0.793548 1.000000	$ $ $ $ $	1.187421 1.135225 1.060132 1.010990 0.793548	84,756.127 102,452.243 151,283.510 176,977.3399 24,623.313
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.046993 1.014966 0.925364 0.709849 0.925978 1.000000	$ $ $ $ $ $	1.207946 1.046993 1.014966 0.925364 0.709849 0.925978	1,925,193.807 2,095,954.399 2,213,002.340 2,919,580.7262 2,716,484.252 2,054,794
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.858880 0.758307 0.709730 0.583349 0.855309 1.000000	$ $ $ $ $ $	0.841626 0.858880 0.758307 0.709730 0.583349 0.855309	636,180.984 724,322.499 310,432.795 449,386.0118 410,119.024 384,309
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.172486 1.019188 0.897454 0.709863 0.796290 0.922538 1.000000	$ $ $ $ $ $ $	1.288533 1.172486 1.019188 0.897454 0.709863 0.796290 0.922538	6,974,832.128 6,270,828.873 5,311,705.255 4,971,317.0104 3,557,302.852 2,274,397 1,198,357
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.212580 1.164636 1.061718 0.827945 1.013361 1.084290 1.000000	$ $ $ $ $ $ $	1.434215 1.212580 1.164636 1.061718 0.827945 1.013361 1.084290	2,608,581.139 2,717,508.685 3,141,991.555 2,793,695.507 2,697,459.322 2,028,586 407,152
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.825131 0.793008 0.779797 0.596567 0.867866 1.000000	$ $ $ $ $ $	0.867250 0.825131 0.793008 0.779797 0.596567 0.867866	936,049.101 1,264,396.235 1,034,920.298 988,139.906 723,194.111 495,719
Fidelity -VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.791876 0.738821 0.700898 0.549208 0.714054 0.848316 1.000000	$ $ $ $ $ $ $	0.820943 0.791876 0.738821 0.700898 0.549208 0.714054 0.848316	39,307.572 89,507.794 118,901.024 341,033.931 311,207.504 341,343 147,741
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.835788 1.577251 1.283034 0.941019 1.060517 1.114623 1.000000	$ $ $ $ $ $ $	2.035076 1.835788 1.577251 1.283034 0.941019 1.060517 1.114623	4,834,681.263 5,535,828.984 5,603,251.971 5,692,957.397 5,814,927.481 3,900,128 3,345,368
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.317677 1.304413 1.161919 0.748696 1.000000	$ $ $ $ $	1.507568 1.317677 1.304413 1.161919 0.748696	1,383,960.576 930,774.153 1,288,798.176 930,745.632 125,892.475
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.496441 0.449324 0.378196 0.284558 0.401433 0.673903 1.000000	$ $ $ $ $ $ $	0.554748 0.496441 0.449324 0.378196 0.284558 0.401433 0.673903	971,113.909 931,424.574 834,524.479 938,892.9466 901,501.650 1,732,250 131,879

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.196244 1.102643 0.949174 0.681560 0.902500 0.998916 1.000000	$ $ $ $ $ $ $	1.357503 1.196244 1.102643 0.949174 0.681560 0.902500 0.998916	582,523.384 586,547.987 618,630.253 634,723.3951 709,442.455 734,646 15,465
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.649729 0.624061 0.605414 0.496347 0.677467 0.887808 1.000000	$ $ $ $ $ $ $	0.755725 0.649729 0.624061 0.605414 0.496347 0.677467 0.887808	1,410,779.923 839,151.336 852,928.557 1,069,454.3567 1,453,191.732 1,394,133 332,861
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.066994 1.030063 0.983457 0.747360 1.000000	$ $ $ $ $	1.188363 1.066994 1.030063 0.983457 0.747360	284,614.838 324,555.271 424,344.518 195,073.7119 92,260.746
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.163589 1.149960 1.050284 0.918050 1.000000	$ $ $ $ $	1.280957 1.163589 1.149960 1.050284 0.918050	1,543,163.905 1,747,891.763 1,383,177.005 1,182,965.2623 514,613.460

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.30%
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.417763 1.383150 1.233271 1.000000	$ $ $ $	1.671730 1.417763 1.383150 1.233271	351,471.981 256,631.728 188,017.992 18,082.738
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.297758 1.251868 1.158727 1.000000	$ $ $ $	1.398275 1.297758 1.251868 1.158727	25,407,168.189 16,808,643.902 10,401,049.713 2,687,666.346
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.551604 1.404276 1.248932 1.000000	$ $ $ $	1.765771 1.551604 1.404276 1.248932	29,023,896.097 19,855,540.405 11,337,591.962 1,215,964.250
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.369719 1.295146 1.180666 1.000000	$ $ $ $	1.503812 1.369719 1.295146 1.180666	100,975,687.992 54,369,656.377 24,955,620.049 4,421,263.876
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.461149 1.349136 1.207772 1.000000	$ $ $ $	1.637730 1.461149 1.349136 1.207772	148,725,541.889 65,226,098.604 27,821,738.453 4,238,377.358
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.032112	7,593,204.952

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.677743 1.468479 1.260709 1.000000	$ $ $ $	1.931542 1.677743 1.468479 1.260709	918,899.862 559,095.363 331,854.600 281,910.466
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.554244 1.432568 1.312143 1.000000	$ $ $ $	1.749122 1.554244 1.432568 1.312143	1,685,625.499 1,361,267.714 1,044,137.666 217,348.896
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.415922 1.352264 1.251112 1.000000	$ $ $ $	1.535708 1.415922 1.352264 1.251112	1,381,581.729 1,162,104.848 1,069,322.551 174,955.714
Capital Guardian Value - Service Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003	$ $ $ $	1.566401 1.475955 1.284690 1.000000	$ $ $ $	1.796930 1.566401 1.475955 1.284690	2,539,571.239 2,195,206.042 1,796,356.930 396,915.262
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.855246 1.660425 1.269513 1.000000	$ $ $ $	2.599171 1.855246 1.660425 1.269513	1,729,479.161 1,363,423.003 944,555.515 47,286.708
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003	$ $ $ $	1.355718 1.330739 1.217705 1.000000	$ $ $ $	1.538626 1.355718 1.330739 1.217705	1,092,939.958 1,022,198.027 770,281.700 45,341.548
Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003	$ $ $ $	1.451445 1.295150 1.205162 1.000000	$ $ $ $	1.455795 1.451445 1.295150 1.205162	264,510.414 77,718.568 48,946.191 43,981.050
Legg Mason Partners All Cap - Service Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.407373 1.373361 1.277605 1.000000	$ $ $ $	1.643512 1.407373 1.373361 1.277605	544,542.379 482,201.904 352,010.862 160,828.812
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.177206 1.174817 1.086836 1.000000	$ $ $ $	1.285516 1.177206 1.174817 1.086836	951,140.270 1,088,610.900 680,959.043 175,452.171
MFS International Equity - Service Class (3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.573346 1.417665 1.257247 1.000000	$ $ $ $	1.909198 1.573346 1.417665 1.257247	1,015,352.398 637,710.256 335,232.509 26,522.590
Marsico Growth - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.408780 1.318758 1.192513 1.000000	$ $ $ $	1.462445 1.408780 1.318758 1.192513	770,364.307 909,491.296 412,222.827 224,319.671
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.048392 1.040825 1.011723 1.000000	$ $ $ $	1.075309 1.048392 1.040825 1.011723	3,355,927.224 3,526,268.837 2,428,758.876 640,564.778
T. Rowe Price Equity Income - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.412035 1.377884 1.218401 1.000000	$ $ $ $	1.654712 1.412035 1.377884 1.218401	2,068,508.205 2,331,695.210 1,501,483.293 333,034.612
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003	$ $ $ $	1.372412 1.312796 1.213849 1.000000	$ $ $ $	1.532844 1.372412 1.312796 1.213849	1,427,772.500 1,100,625.518 776,325.853 223,091.179
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.580617 1.450314 1.334243 1.000000	$ $ $ $	1.612498 1.580617 1.450314 1.334243	1,542,968.085 1,275,751.663 907,171.486 167,144.588
Templeton Transamerica Global - Service Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.149052 1.085463 1.207910 1.000000	$ $ $ $	0.806170 1.149052 1.085463 1.207910	982,596.541 654,691.763 456,665.621 18,827.837

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.280899 1.203735 1.099798 1.000000	$ $ $ $	1.375028 1.280899 1.203735 1.099798	1,680,526.905 667,823.645 407,350.144 20,912.321
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.317623 1.289055 1.155678 1.000000	$ $ $ $	1.439300 1.317623 1.289055 1.155678	1,845,912.689 1,500,396.392 1,071,172.175 167,633.631
Transamerica Equity - Service Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.588512 1.383835 1.212483 1.000000	$ $ $ $	1.699640 1.588512 1.383835 1.212483	3,169,790.211 2,180,228.471 1,528,948.358 114,053.236
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.649588 1.441358 1.253265 1.000000	$ $ $ $	1.708229 1.649588 1.441358 1.253265	454,971.673 618,414.404 363,676.962 40,998.617
Transamerica Money Market - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.002241 0.989235 0.994632 1.000000	$ $ $ $	1.033653 1.002241 0.989235 0.994632	5,800,411.285 4,532,561.786 1,771,931.116 291,618.887
Transamerica Science and Technology - Service Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.396058 1.388348 1.307629 1.000000	$ $ $ $	1.388698 1.396058 1.388348 1.307629	274,505.460 257,130.481 246,949.090 90,827.467
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	1,952,604.693 1,713,370.363 1,061,766.323 250,989.845
Van Kampen Active International Allocation - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.684932 1.502279 1.315176 1.000000	$ $ $ $	2.049025 1.684932 1.502279 1.315176	1,143,499.212 754,118.895 349,705.872 23,578.823
Van Kampen Large Cap Core - Service Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.378817 1.279936 1.152270 1.000000	$ $ $ $	1.498128 1.378817 1.279936 1.152270	262,350.090 186,818.696 92,505.295 5,422.785
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.331937 1.257274 1.191283 1.000000	$ $ $ $	1.441000 1.331937 1.257274 1.191283	422,391.546 297,261.950 198,461.657 129,268.429
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	163.816 67,111.987 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.136976 1.092421 0.998447 0.758797 1.000000	$ $ $ $ $	1.267676 1.136976 1.092421 0.998447 0.758797	10,118,934.734 11,596,463.091 11,811,628.055 11,661,321.775 6,110,740.785
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.139348 1.062933 1.012659 0.794074 1.000000	$ $ $ $ $	1.192910 1.139348 1.062933 1.012659 0.794074	3,188,936.507 3,379,073.374 3,254,654.809 3,573,679.805 1,752,165.768
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.166530 1.129734 1.028983 0.788553 1.000000	$ $ $ $ $	1.347197 1.166530 1.129734 1.028983 0.788553	7,213,805.049 8,102,946.374 8,008,712.975 9,102,047.480 5,408,750.825
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.156857 1.020390 0.954070 0.783412 1.000000	$ $ $ $ $	1.134725 1.156857 1.020390 0.954070 0.783412	2,138,371.008 2,615,952.695 2,627,983.119 2,948,952.678 1,718,231.303

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.431098 1.242763 1.093234 0.863856 1.000000	$ $ $ $ $	1.574294 1.431098 1.242763 1.093234 0.863856	27,156,105.571 27,480,921.534 24,897,024.657 22,112,800.202 11,668,555.849
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.203501 1.154787 1.051697 0.819327 1.000000	$ $ $ $ $	1.424871 1.203501 1.154787 1.051697 0.819327	11,482,372.441 10,433,605.172 10,453,433.316 10,280,521.184 5,651,940.012
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.033325 0.992121 0.974625 0.744894 1.000000	$ $ $ $ $	1.087133 1.033325 0.992121 0.974625 0.744894	5,647,323.921 6,499,897.957 6,585,516.465 6,731,308.053 4,073,699.598
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.679083 1.441197 1.171204 0.858157 1.000000	$ $ $ $ $	1.863182 1.679083 1.441197 1.171204 0.858157	26,618,079.253 28,727,005.111 26,682,337.463 23,855,787.404 12,764,575.784
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.322459 1.307865 1.163843 0.749188 1.000000	$ $ $ $ $	1.514528 1.322459 1.307865 1.163843 0.749188	13,985,545.180 15,396,904.960 15,741,726.066 14,207,220.608 5,912,035.834
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.395231 1.261578 1.060809 0.797389 1.000000	$ $ $ $ $	1.560633 1.395231 1.261578 1.060809 0.797389	2,263,975.375 2,809,767.324 2,797,124.666 1,927,892.641 897,151.622
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.025549 0.984054 0.953700 0.781122 1.000000	$ $ $ $ $	1.194022 1.025549 0.984054 0.953700 0.781122	5,835,042.204 5,595,766.044 6,684,859.585 7,272,200.735 4,008,647.324
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.070861 1.032777 0.985079 0.747860 1.000000	$ $ $ $ $	1.193842 1.070861 1.032777 0.985079 0.747860	4,667,626.939 5,253,741.581 6,302,966.133 5,459,725.240 2,385,265.732
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.167818 1.153001 1.052023 0.918659 1.000000	$ $ $ $ $	1.286878 1.167818 1.153001 1.052023 0.918659	16,903,039.796 16,655,289.704 16,582,900.478 14,871,064.299 7,312,399.793
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.210492 1.177364 1.047037 0.823545 1.000000	$ $ $ $ $	1.430194 1.210492 1.177364 1.047037 0.823545	5,300,356.527 5,438,975.647 5,900,680.878 5,785,961.972 3,502,739.824
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.224786 1.179538 1.089116 0.897589 1.000000	$ $ $ $ $	1.323313 1.224786 1.179538 1.089116 0.897589	33,568,769.961 4,845,196.492 37,191,943.531 36,517,743.166 11,591,534.581
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.299672 1.172954 1.040631 0.805934 1.000000	$ $ $ $ $	1.483425 1.299672 1.172954 1.040631 0.805934	38,593,858.260 7,722,449.747 35,638,365.532 31,502,546.337 16,272,593.291
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.249478 1.177978 1.071274 0.869075 1.000000	$ $ $ $ $	1.375068 1.249478 1.177978 1.071274 0.869075	83,524,651.950 87,759,205.543 91,407,207.159 88,673,069.395 32,222,771.028

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.283146 1.182586 1.055085 0.840459 1.000000	$ $ $ $ $	1.441971 1.283146 1.182586 1.055085 0.840459	91,934,977.451 88,286,740.990 84,971,259.854 82,297,814.431 33,222,409.887
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.387034 1.211837 1.037373 0.809708 1.000000	$ $ $ $ $	1.600985 1.387034 1.211837 1.037373 0.809708	9,839,016.275 9,042,512.929 8,548,256.467 8,393,194.099 6,281,486.623
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.307639 1.202232 1.098404 0.808601 1.000000	$ $ $ $ $	1.475760 1.307639 1.202232 1.098404 0.808601	14,504,366.577 15,042,212.777 13,152,473.277 10,740,677.600 5,399,047.316
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.213677 1.156474 1.067291 0.792055 1.000000	$ $ $ $ $	1.319231 1.213677 1.156474 1.067291 0.792055	12,157,251.705 12,814,601.751 12,748,589.879 12,013,433.858 5,767,436.631
Capital Guardian Value - Initial Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003 2002	$ $ $ $ $	1.269220 1.193653 1.036131 0.779903 1.000000	$ $ $ $ $	1.459676 1.269220 1.193653 1.036131 0.779903	20,067,436.779 21,352,476.341 22,143,461.855 21,342,888.123 10,709,509.211
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.832327 1.635687 1.247170 0.930745 1.000000	$ $ $ $ $	2.573569 1.832327 1.635687 1.247170 0.930745	9,212,607.517 9,101,486.835 10,005,326.359 9,516,098.300 4,809,430.292
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.143780 1.119870 1.021871 0.802779 1.000000	$ $ $ $ $	1.302033 1.143780 1.119870 1.021871 0.802779	7,716,571.499 8,160,708.932 8,538,019.843 8,381,439.794 4,217,770.414
Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003 2002	$ $ $ $ $	1.159008 1.031770 0.957795 0.753450 1.000000	$ $ $ $ $	1.166632 1.159008 1.031770 0.957795 0.753450	2,327,618.058 2,434,902.576 2,921,263.309 2,719,519.105 1,582,638.959
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.135338 1.105003 1.025659 0.768745 1.000000	$ $ $ $ $	1.328787 1.135338 1.105003 1.025659 0.768745	11,358,368.261 12,120,466.275 12,790,293.877 12,437,980.172 8,348,762.046
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.252826 1.246462 1.150343 0.989712 1.000000	$ $ $ $ $	1.372181 1.252826 1.246462 1.150343 0.989712	10,873,753.481 10,523,414.926 14,024,046.975 13,376,541.310 4,756,359.190
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.231481 1.105264 0.979225 0.791709 1.000000	$ $ $ $ $	1.496170 1.231481 1.105264 0.979225 0.791709	14,053,534.480 13,485,906.634 13,179,697.354 13,367,701.243 4,394,827.717
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.418087 1.322924 1.193911 1.000000	$ $ $ $	1.475008 1.418087 1.322924 1.193911	1,551,356.330 1,653,425.028 814,270.659 790,541.253
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.136148 1.124682 1.090330 1.052874 1.000000	$ $ $ $ $	1.168829 1.136148 1.124682 1.090330 1.052874	28,043,393.292 28,041,749.172 28,153,142.242 30,354,076.336 16,193,915.182

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002	$ $ $ $ $	1.214671 1.181867 1.042793 0.841110 1.000000	$ $ $ $ $	1.426503 1.214671 1.181867 1.042793 0.841110	24,699,385.848 27,600,491.364 29,728,764.275 29,182,155.799 15,052,753.799
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002	$ $ $ $ $	1.199234 1.144273 1.055194 0.817448 1.000000	$ $ $ $ $	1.342311 1.199234 1.144273 1.055194 0.817448	14,500,756.473 14,839,893.375 15,676,491.871 15,396,403.641 8,100,585.720
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.226760 1.123465 1.031215 0.744044 1.000000	$ $ $ $ $	1.254498 1.226760 1.123465 1.031215 0.744044	14,935,659.313 17,380,789.319 17,771,138.129 17,595,030.522 7,877,697.272
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.184338 1.116318 1.033137 0.825826 1.000000	$ $ $ $ $	0.694438 1.184338 1.116318 1.033137 0.825826	1,400,813.221 1,309,867.085 746,039.782 737,723.121 157,820.345
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.237092 1.160714 1.057833 0.940839 1.000000	$ $ $ $ $	1.332696 1.237092 1.160714 1.057833 0.940839	5,115,987.831 5,476,218.898 5,714,999.763 5,869,327.851 3,101,509.323
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.292368 1.260191 1.127956 0.923984 1.000000	$ $ $ $ $	1.414865 1.292368 1.260191 1.127956 0.923984	4,703,039.626 4,187,277.851 4,282,977.249 3,726,360.391 919,309.231
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.436101 1.248282 1.091940 0.842931 1.000000	$ $ $ $ $	1.541267 1.436101 1.248282 1.091940 0.842931	18,941,437.202 17,697,428.114 17,919,485.788 12,900,294.843 5,140,665.249
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.356483 1.182204 1.026868 0.792775 1.000000	$ $ $ $ $	1.407439 1.356483 1.182204 1.026868 0.792775	6,508,771.188 8,161,061.219 8,522,199.657 5,872,812.390 2,847,006.076
Transamerica Money Market - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003	$ $ $ $	1.006491 0.990971 0.993896 0.999405	$ $ $ $	1.040621 1.006491 0.990971 0.993896	16,222,443.124 14,722,362.804 13,634,299.438 18,683,018.636
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.144051 1.135476 1.064476 0.714332 1.000000	$ $ $ $ $	1.140761 1.144051 1.135476 1.064476 0.714332	2,341,438.727 3,183,922.385 3,965,978.362 2,431,656.546 806,633.202
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2006 2005 2004 2003 2002	$ $ $ $ $	1.515446 1.351774 1.176997 0.624786 1.000000	$ $ $ $ $	1.766142 1.515446 1.351774 1.176997 0.624786	1,378,002.325 1,635,713.730 1,676,714.069 1,865,725.888 1,856,271.192
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003 2002	$ $ $ $ $	1.090697 1.080729 1.059877 1.042912 1.000000	$ $ $ $ $	1.111955 1.090697 1.080729 1.059877 1.042912	8,392,560.059 8,714,101.007 9,186,050.220 11,648,287.297 8,143,202.124
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002	$ $ $ $ $	1.390238 1.237571 1.080388 0.824046 1.000000	$ $ $ $ $	1.695068 1.390238 1.237571 1.080388 0.824046	8,760,868.777 6,963,291.861 4,760,145.019 3,738,017.176 2,057,276.915

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002	$ $ $ $ $	1.255965 1.162777 1.044706 0.874009 1.000000	$ $ $ $ $	1.368013 1.255965 1.162777 1.044706 0.874009	2,973,607.779 3,362,791.418 3,232,591.584 3,425,841.420 2,183,386.377
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.028462 0.968672 0.915881 0.723956 1.000000	$ $ $ $ $	1.115871 1.028462 0.968672 0.915881 0.723956	5,887,913.652 6,510,394.300 7,103,942.077 8,016,102.927 5,192,990.450

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.25%
	Year	Beginning AUV		Ending AUV		# Units
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.101883 1.071206 0.952152 0.748541 0.940149 1.000000	$ $ $ $ $ $	1.302518 1.101883 1.071206 0.952152 0.748541 0.940149	3,307,123.013 3,622,823.440 3,690,993.234 4,033,385.761 4,169,280.836 599,992
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.227011 1.181090 1.090010 0.897884 1.000000	$ $ $ $ $	1.326374 1.227011 1.181090 1.090010 0.897884	4,017,609.120 4,885,964.160 5,501,209.744 4,597,145.009 3,595,369.606
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.302034 1.174501 1.041488 0.806199 1.000000	$ $ $ $ $	1.486851 1.302034 1.174501 1.041488 0.806199	8,544,356.121 6,163,506.892 5,267,830.420 4,301,259.239 2,047,522.990
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.251752 1.179545 1.072164 0.806199 1.000000	$ $ $ $ $	1.378257 1.251752 1.179545 1.072164 0.806199	10,919,291.356 10,364,914.606 10,084,030.270 8,665,072.052 5,390,194.080
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.285492 1.184162 1.055976 0.840747 1.000000	$ $ $ $ $	1.445324 1.285492 1.184162 1.055976 0.840747	21,707,876.799 18,761,148.104 13,050,061.094 9,478,660.590 6,980,994.155
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.373411 1.199353 1.026183 0.800587 0.944875 1.000000	$ $ $ $ $ $	1.586029 1.373411 1.199353 1.026183 0.800587 0.944875	4,798,823.360 5,468,509.917 4,788,204.716 4,637,563.105 6,009,670.998 1,148,363

Subaccount		1.25% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.126627 1.035306 0.945434 0.695651 0.875178 1.000000	$ $ $ $ $ $	1.272097 1.126627 1.035306 0.945434 0.695651 0.875178	5,667,282.866 5,766,936.050 5,432,272.406 4,650,851.770 4,401,119.351 490,629
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.091494 1.039535 0.958896 0.711263 0.945070 1.000000	$ $ $ $ $ $	1.187015 1.091494 1.039535 0.958896 0.711263 0.945070	6,811,550.982 6,469,545.383 6,476,107.317 7,419,500.672 6,239,923.062 1,334,151
Capital Guardian Value - Initial Class Subaccount Inception Date May 27, 1993	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.306178 1.227809 1.065254 0.801427 1.023245 1.000000	$ $ $ $ $ $	1.502922 1.306178 1.227809 1.065254 0.801427 1.023245	11,413,623.067 12,459,999.989 13,339,438.465 11,783,789.908 11,347,938.194 2,196,489
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.835653 1.637853 1.248199 0.931052 1.000000	$ $ $ $ $	2.579503 1.835653 1.637853 1.248199 0.931052	2,357,160.739 1,969,719.009 1,662,016.490 996,136.219 792,281.812
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.955422 0.934991 0.852747 0.669596 0.899067 1.000000	$ $ $ $ $ $	1.088148 0.955422 0.934991 0.852747 0.669596 0.899067	9,104,814.749 8,965,372.881 8,536,856.827 8,678,651.490 8,837,569.202 1,570,997
Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.919997 0.818602 0.759530 0.597188 0.873072 1.000000	$ $ $ $ $ $	0.926507 0.919997 0.818602 0.759530 0.597188 0.873072	1,711,857.746 2,038,052.897 1,826,339.849 1,373,812.478 1,555,208.654 71,947
Legg Mason Partners All Cap - Initial Class(2) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.040511 1.012203 0.939060 0.703500 0.946133 1.000000	$ $ $ $ $ $	1.218398 1.040511 1.012203 0.939060 0.703500 0.946133	8,196,089.851 9,664,858.859 10,827,358.369 12,298,899.400 14,674,763.084 2,686,656
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.253150 1.246176 1.149503 0.988505 0.980546 1.000000	$ $ $ $ $ $	1.373205 1.253150 1.246176 1.149503 0.988505 0.980546	6,077,620.515 6,194,748.112 7,940,745.151 8,025,371.228 6,412,066.542 693,088
MFS International Equity - Initial Class(3) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.000666 0.897669 0.794901 0.642367 0.834029 1.000000	$ $ $ $ $ $	1.216347 1.000666 0.897669 0.794901 0.642367 0.834029	6,251,646.869 5,626,333.057 5,538,810.845 5,994,661.588 3,121,699.941 99,773
Marsico Growth - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.959028 0.894235 0.806626 0.646422 0.884268 1.000000	$ $ $ $ $ $	0.998009 0.959028 0.894235 0.806626 0.646422 0.884268	1,866,008.770 2,045,051.710 1,932,459.058 1,918,783.281 2,233,806.587 446,850
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.138214 1.126172 1.091227 1.053222 1.000000	$ $ $ $ $	1.171534 1.138214 1.126172 1.091227 1.053222	4,927,679.130 4,223,308.417 4,593,331.088 4,024,769.311 4,642,514.217

Subaccount		1.25% (continued)
	Year	Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.231572 1.197716 1.056260 0.851550 0.988919 1.000000	$ $ $ $ $ $	1.447058 1.231572 1.197716 1.056260 0.851550 0.988919	16,933,107.324 18,161,067.730 20,062,706.189 18,049,233.652 16,419,150.168 2,560,451
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.047441 0.998938 0.920713 0.712910 0.935195 1.000000	$ $ $ $ $ $	1.172985 1.047441 0.998938 0.920713 0.712910 0.935195	6,447,837.501 6,974,854.191 7,038,510.376 6,450,436.224 6,936,915.525 1,845,115
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.132689 1.036804 0.951198 0.685942 0.955974 1.000000	$ $ $ $ $ $	1.158869 1.132689 1.036804 0.951198 0.685942 0.955974	6,090,222.616 6,761,896.864 7,271,042.450 9,256,404.109 8,366,242.633 819,954
Templeton Transamerica Global - Initial Class(5) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.026448 0.967022 0.894511 0.714658 0.921911 1.000000	$ $ $ $ $ $	0.602154 1.026448 0.967022 0.894511 0.714658 0.921911	825,623.289 781,545.795 807,797.324 694,332.502 464,436.993 66,629
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.239342 1.162240 1.058695 0.941146 1.000000	$ $ $ $ $	1.335781 1.239342 1.162240 1.058695 0.941146	410,168.435 863,695.301 535,094.698 632,475.971 500,674.668
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.294720 1.261856 1.128889 0.924287 1.000000	$ $ $ $ $	1.418146 1.294720 1.261856 1.128889 0.924287	799,188.121 656,005.523 671,698.498 566,007.686 165,972.968
Transamerica Equity - Initial Class(6) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.143396 0.993375 0.868532 0.670137 0.872609 1.000000	$ $ $ $ $ $	1.227724 1.143396 0.993375 0.868532 0.670137 0.872609	15,355,936.855 11,463,408.582 12,493,785.312 10,178,116.430 10,730,370.217 1,706,383
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.607904 1.400632 1.215991 0.938318 1.108736 1.000000	$ $ $ $ $ $	1.669130 1.607904 1.400632 1.215991 0.938318 1.108736	3,001,871.851 3,840,504.288 4,254,712.287 2,097,370.259 2,610,644.110 235,465
Transamerica Money Market - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.020274 1.004042 1.006504 1.011588 1.011385 1.000000	$ $ $ $ $ $	1.055380 1.020274 1.004042 1.006504 1.011588 1.011385	6,589,430.242 5,707,004.021 5,415,084.506 8,028,205.798 13,933,850.525 4,074,448
Transamerica Science and Technology - Initial Class(7) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.759472 0.753409 0.705945 0.473501 0.774757 1.000000	$ $ $ $ $ $	0.757657 0.759472 0.753409 0.705945 0.473501 0.774757	1,937,910.462 2,358,115.759 3,146,312.611 3,515,104.554 1,730,930.201 182,307
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.421656 1.267497 1.103071 0.585256 0.978906 1.000000	$ $ $ $ $ $	1.657650 1.421656 1.267497 1.103071 0.585256 0.978906	14,465,154.968 16,497,509.929 16,807,471.874 16,688,369.602 18,748,751.363 3,580,567

Subaccount		1.25% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.112738 1.102034 1.080238 1.062441 1.016603 1.000000	$ $ $ $ $ $	1.134988 1.112738 1.102034 1.080238 1.062441 1.016603	10,295,986.028 11,540,232.577 12,751,254.419 13,380,625.984 15,577,968.614 1,597,578
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.150322 1.023500 0.893060 0.680836 0.830259 1.000000	$ $ $ $ $ $	1.403238 1.150322 1.023500 0.893060 0.680836 0.830259	5,406,989.603 5,046,325.350 3,882,568.609 2,548,642.866 2,803,079.765 361,293
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date April 8, 1991	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.146722 1.061119 0.952895 0.796805 0.964813 1.000000	$ $ $ $ $ $	1.249638 1.146722 1.061119 0.952895 0.796805 0.964813	5,553,274.298 6,462,678.923 6,051,976.534 5,929,530.823 6,862,818.260 628,831
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.758974 0.714492 0.675216 0.533456 0.806903 1.000000	$ $ $ $ $ $	0.823890 0.758974 0.714492 0.675216 0.533456 0.806903	4,592,341.896 5,328,262.091 5,865,483.393 6,563,232.023 7,038,252.813 605,063
PAM Transamerica U.S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.034732 1.027279 1.010822 1.000000	$ $ $ $	1.053261 1.034732 1.027279 1.010822	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.139065 1.093885 0.999279 0.759054 1.000000	$ $ $ $ $	1.270636 1.139065 1.093885 0.999279 0.759054	1,751,370.632 2,064,032.625 2,315,411.752 2,247,973.025 2,012,385.757
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.141419 1.064339 1.013497 0.794340 1.000000	$ $ $ $ $	1.195666 1.141419 1.064339 1.013497 0.794340	202,403.156 217,134.814 259,259.567 344,508.599 144,395.038
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.054234 1.020495 0.929033 0.711608 0.926892 1.000000	$ $ $ $ $ $	1.218097 1.054234 1.020495 0.929033 0.711608 0.926892	7,637,407.419 9,727,933.405 10,884,944.655 13,240,955.841 12,175,694.503 2,043,757
AllianceBernstein Large Cap Growth Portfolio - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.864830 0.762441 0.712537 0.584791 0.856157 1.000000	$ $ $ $ $ $	0.848701 0.864830 0.762441 0.712537 0.584791 0.856157	3,063,741.873 4,189,486.899 4,320,625.326 4,403,611.532 4,924,351.377 1,312,866
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.402996 1.217763 1.070719 0.845652 0.947203 1.000000	$ $ $ $ $ $	1.544135 1.402996 1.217763 1.070719 0.845652 0.947203	8,528,279.893 9,227,144.000 8,524,773.670 7,605,730.079 7,592,743.208 1,117,221
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.128753 1.082525 0.985400 0.767303 0.937746 1.000000	$ $ $ $ $ $	1.337042 1.128753 1.082525 0.985400 0.767303 0.937746	4,301,024.576 4,683,242.602 5,426,079.845 5,977,782.419 6,893,554.421 950,745

Subaccount		1.25% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.830834 0.797318 0.782870 0.598043 0.868717 1.000000	$ $ $ $ $ $	0.874541 0.830834 0.797318 0.782870 0.598043 0.868717	2,559,636.002 3,038,242.386 3,339,229.618 3,886,044.911 4,515,281.040 477,321
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.018922 0.949257 0.899200 0.703559 0.913372 1.000000	$ $ $ $ $ $	1.057895 1.018922 0.949257 0.899200 0.703559 0.913372	673,040.150 1,119,994.667 1,180,853.195 1,214,442.122 1,226,462.867 223,500
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.792176 1.537512 1.248854 0.914603 1.029218 1.000000	$ $ $ $ $ $	1.989658 1.792176 1.537512 1.248854 0.914603 1.029218	8,965,159.106 9,980,028.883 11,451,242.504 10,926,179.683 11,051,230.545 1,235,966
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.324841 1.309575 1.164786 0.749434 1.000000	$ $ $ $ $	1.517999 1.324841 1.309575 1.164786 0.749434	2,384,962.628 2,400,250.537 2,550,006.634 3,395,477.238 717,256.891
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.958132 0.865925 0.727757 0.546769 0.770183 1.000000	$ $ $ $ $ $	1.072245 0.958132 0.865925 0.727757 0.546769 0.770183	2,246,620.051 2,554,505.997 2,867,061.008 2,860,937.027 2,759,066.341 525,705
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.209131 1.112886 0.956576 0.685852 0.906817 1.000000	$ $ $ $ $ $	1.374155 1.209131 1.112886 0.956576 0.685852 0.906817	784,540.751 966,436.519 994,219.803 1,012,175.202 1,016,549.931 317,538
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.807605 0.774544 0.750275 0.614202 0.837086 1.000000	$ $ $ $ $ $	0.940727 0.807605 0.774544 0.750275 0.614202 0.837086	3,404,232.320 4,403,585.982 6,112,466.469 6,993,600.416 7,852,955.796 1,472,854
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.072810 1.034152 0.985901 0.748106 1.000000	$ $ $ $ $	1.196609 1.072810 1.034152 0.985901 0.748106	491,278.724 535,098.570 1,090,222.755 726,553.715 320,316.512
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.169929 1.154522 1.052890 0.918965 1.000000	$ $ $ $ $	1.289840 1.169929 1.154522 1.052890 0.918965	2,602,682.739 2,521,295.483 1,818,210.925 1,519,052.092 1,530,545.764

(1)	Formerly known as Mercury Large Cap Value.

(2)	Formerly known as Salomon All Cap.

(3)	Formerly known as American Century International.

(4)

This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, then you may only invest in Service Class shares.

(5)	Formerly known as Templeton Great Companies Global.

(6)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(7)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

APPENDIX B

MERRILL LYNCH CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount		2.30%
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.412661 1.403821 1.293049 1.000000	$ $ $ $	1.682936 1.412661 1.403821 1.293049	0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.775166 1.643080 1.469634 1.000000	$ $ $ $	2.022247 1.775166 1.643080 1.469634	0.000 0.000 0.000 0.000
BlackRock High Current Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.217348 1.226328 1.121973 1.000000	$ $ $ $	1.302599 1.217348 1.226328 1.121973	0.000 0.000 0.000 0.000
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.381110 1.360651 1.225218 1.000000	$ $ $ $	1.612659 1.381110 1.360651 1.225218	0.000 0.000 0.000 0.000
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.264181 1.231489 1.151154 1.000000	$ $ $ $	1.348817 1.264181 1.231489 1.151154	0.000 0.000 0.000 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.511459 1.381416 1.240772 1.000000	$ $ $ $	1.703320 1.511459 1.381416 1.240772	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.334304 1.274074 1.172951 1.000000	$ $ $ $	1.450650 1.334304 1.274074 1.172951	0.000 0.000 0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.423364 1.327175 1.199864 1.000000	$ $ $ $	1.579837 1.423364 1.327175 1.199864	0.000 0.000 0.000 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.025414	0.000
BlackRock Large Cap Value - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.634379 1.444602 1.252476 1.000000	$ $ $ $	1.863272 1.634379 1.444602 1.252476	0.000 0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.514051 1.409258 1.303565 1.000000	$ $ $ $	1.687280 1.514051 1.409258 1.303565	0.000 0.000 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.379317 1.330267 1.242941 1.000000	$ $ $ $	1.481423 1.379317 1.330267 1.242941	0.000 0.000 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.525905 1.451947 1.276291 1.000000	$ $ $ $	1.733414 1.525905 1.451947 1.276291	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.807285 1.633413 1.261219 1.000000	$ $ $ $	2.507320 1.807285 1.633413 1.261219	0.000 0.000 0.000 0.000

Subaccount		2.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.320678 1.309105 1.209751 1.000000	$ $ $ $	1.484265 1.320678 1.309105 1.209751	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.413934 1.274091 1.197292 1.000000	$ $ $ $	1.404338 1.413934 1.274091 1.197292	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.370990 1.351017 1.269268 1.000000	$ $ $ $	1.585424 1.370990 1.351017 1.269268	0.000 0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.146748 1.155681 1.079727 1.000000	$ $ $ $	1.240057 1.146748 1.155681 1.079727	0.000 0.000 0.000 0.000
MFS International Equity - Service Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.532659 1.394598 1.249023 1.000000	$ $ $ $	1.841701 1.532659 1.394598 1.249023	0.000 0.000 0.000 0.000
Marsico Growth - Service Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.372359 1.297321 1.184729 1.000000	$ $ $ $	1.410743 1.372359 1.297321 1.184729	0.000 0.000 0.000 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.021247 1.023862 1.005095 1.000000	$ $ $ $	1.037254 1.021247 1.023862 1.005095	0.000 0.000 0.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.375508 1.355459 1.210437 1.000000	$ $ $ $	1.596202 1.375508 1.355459 1.210437	0.000 0.000 0.000 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.336935 1.291449 1.205923 1.000000	$ $ $ $	1.478655 1.336935 1.291449 1.205923	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.539750 1.426709 1.325528 1.000000	$ $ $ $	1.555483 1.539750 1.426709 1.325528	0.000 0.000 0.000 0.000
Templeton Transamerica Global - Service Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.130371 1.078330 1.200018 1.000000	$ $ $ $	1.308891 1.130371 1.078330 1.200018	0.000 0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.247750 1.184125 1.092598 1.000000	$ $ $ $	1.326386 1.247750 1.184125 1.092598	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.283534 1.268063 1.148118 1.000000	$ $ $ $	1.388395 1.283534 1.268063 1.148118	0.000 0.000 0.000 0.000
Transamerica Equity - Service Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.547439 1.361322 1.204564 1.000000	$ $ $ $	1.639549 1.547439 1.361322 1.204564	0.000 0.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.606943 1.417914 1.245074 1.000000	$ $ $ $	1.647839 1.606943 1.417914 1.245074	0.000 0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	0.976290 0.973119 0.988117 1.000000	$ $ $ $	0.997075 0.976290 0.973119 0.988117	0.000 0.000 0.000 0.000

Subaccount		2.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transmerica Science and Technology - Service Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359961 1.365772 1.299095 1.000000	$ $ $ $	1.339587 1.359961 1.365772 1.299095	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	0.993588 0.996629 0.990855 1.000000	$ $ $ $	1.001021 0.993588 0.996629 0.990855	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.641334 1.477827 1.306577 1.000000	$ $ $ $	1.976560 1.641334 1.477827 1.306577	0.000 0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.343168 1.259117 1.144742 1.000000	$ $ $ $	1.445169 1.343168 1.259117 1.144742	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.297496 1.236820 1.183500 1.000000	$ $ $ $	1.390044 1.297496 1.236820 1.183500	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.433493 1.390873 1.283810 1.000000	$ $ $ $	1.582701 1.433493 1.390873 1.283810	0.000 0.000 0.000 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.344584 1.266759 1.218793 1.000000	$ $ $ $	1.394062 1.344584 1.266759 1.218793	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359832 1.329897 1.223289 1.000000	$ $ $ $	1.555119 1.359832 1.329897 1.223289	0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.359749 1.211153 1.143646 1.000000	$ $ $ $	1.320728 1.359749 1.211153 1.143646	0.000 0.000 0.000 0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.582402 1.387678 1.232790 1.000000	$ $ $ $	1.723765 1.582402 1.387678 1.232790	0.000 0.000 0.000 0.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.404275 1.360683 1.251476 1.000000	$ $ $ $	13646378 1.404275 1.360683 1.251476	0.000 0.000 0.000 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.287588 1.248415 1.238538 1.000000	$ $ $ $	1.341444 1.287588 1.248415 1.238538	0.000 0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.947702 1.688213 1.385512 1.000000	$ $ $ $	2.140177 1.947702 1.688213 1.385512	0.000 0.000 0.000 0.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.638305 1.636169 1.470410 1.000000	$ $ $ $	1.857970 1.638305 1.636169 1.470410	0.000 0.000 0.000 0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.611720 1.471678 1.249731 1.000000	$ $ $ $	1.785215 1.611720 1.471678 1.249731	0.000 0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.300600 1.260252 1.233478 1.000000	$ $ $ $	1.499500 1.300600 1.260252 1.233478	0.000 0.000 0.000 0.000

Subaccount		2.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.350138 1.314944 1.266619 1.000000	$ $ $ $	1.490522 1.350138 1.314944 1.266619	0.000 0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.217344 1.213736 1.118395 1.000000	$ $ $ $	1.328377 1.217344 1.213736 1.118395	0.000 0.000 0.000 0.000

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)

This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(8)	Formerly known as Templeton Great Companies Global.

(9)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(10)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		2.05%
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.148888 1.138917 1.046487 0.801538 1.000000	$ $ $ $ $	1.372044 1.148888 1.138917 1.046487 0.801538	337,618.063 1,929,007.217 1,972,749.770 1,985,697.030 1,682,581.170
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.448520 1.337475 1.193362 0.800349 1.000000	$ $ $ $ $	1.654168 1.448520 1.337475 1.193362 0.800349	136,366.419 266,477.125 128,903.970 86,529.190 43,370.000
BlackRock High Current Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.296528 1.302908 1.189117 0.947186 1.000000	$ $ $ $ $	1.390712 1.296528 1.302908 1.189117 0.947186	55,836.712 286,108.517 383,560.450 332,583.060 246,135.120
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.178165 1.154394 1.034227 0.819488 1.000000	$ $ $ $ $	1.381797 1.178165 1.154394 1.034227 0.819488	45,412.886 188,961.969 175,584.964 239,954.170 127,524.733
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.192085 1.156517 1.075781 0.893163 1.000000	$ $ $ $ $	1.278547 1.192085 1.156517 1.075781 0.893163	569,986.990 2,401,019.512 2,467,741.119 2,401,509.650 1,412,368.909
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.264999 1.150087 1.027907 0.801958 1.000000	$ $ $ $ $	1.433274 1.264999 1.150087 1.027907 0.801958	263,492.324 1,048,974.535 876,105.811 786,686.483 559,978.639
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.216120 1.154993 1.058168 0.864789 1.000000	$ $ $ $ $	1.328550 1.216120 1.154993 1.058168 0.864789	2,634,144.114 8,758,965.783 8,612,486.466 7,621,313.190 2,997,128.046

Subaccount		2.05% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.248898 1.159519 1.042179 0.836320 1.000000	$ $ $ $ $	1.393195 1.248898 1.159519 1.042179 0.836320	2,366,405.117 6,732,559.666 6,528,089.331 6,288,141.985 4,282,552.275
BlackRock Large Cap Value - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.349983 1.188179 1.024670 0.805713 1.000000	$ $ $ $ $	1.546799 1.349983 1.188179 1.024670 0.805713	51,023.147 196,731.975 135,934.419 80,716.791 21,772.215
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.272709 1.178766 1.084970 0.804614 1.000000	$ $ $ $ $	1.425811 1.272709 1.178766 1.084970 0.804614	157,988.816 813,565.430 749,460.299 661,341.906 387,173.832
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.181286 1.133917 1.054237 0.788153 1.000000	$ $ $ $ $	1.274621 1.181286 1.133917 1.054237 0.788153	200,500.685 1,110,844.322 798,794.488 703,444.322 321,050.055
Capital Guardian Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.235341 1.170358 1.023455 0.776052 1.000000	$ $ $ $ $	1.410310 1.235341 1.170358 1.023455 0.776052	748,905.242 1,592,580.743 1,841,246.478 1,665,661.921 787,275.371
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.783433 1.603794 1.231933 0.926167 1.000000	$ $ $ $ $	2.486548 1.783433 1.603794 1.231933 0.926167	83,173.081 183,273.189 208,478.878 211,245.566 112,931.115
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.113224 1.098003 1.009349 0.798818 1.000000	$ $ $ $ $	1.257952 1.113224 1.098003 1.009349 0.798818	141,289.389 297,826.725 316,314.003 306,199.300 133,933.143
Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.128060 1.011636 0.946076 0.749731 1.000000	$ $ $ $ $	1.127164 1.128060 1.011636 0.946076 0.749731	41,664.743 75,542.237 62,484.330 62,863.704 75,281.930
Legg Mason Partners All Cap - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.105017 1.083437 1.013103 0.764956 1.000000	$ $ $ $ $	1.283834 1.105017 1.083437 1.013103 0.764956	255,192.051 916,042.160 910,827.451 731,313.256 488,017.402
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.219367 1.222127 1.136257 0.984831 1.000000	$ $ $ $ $	1.325749 1.219367 1.222127 1.136257 0.984831	85,713.431 531,784.909 648,195.304 571,315.611 393,162.733
MFS International Equity - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.198628 1.083713 0.967247 0.787811 1.000000	$ $ $ $ $	1.445581 1.198628 1.083713 0.967247 0.787811	105,296.286 287,060.259 307,825.137 235,060.923 150,049.684
Marsico Growth - Initial Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.349983 1.188179 1.024670 0.805713	$ $ $ $	1.435699 1.349983 1.188179 1.024670	16,500.401 196,731.975 135,934.419 80,716.791
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.105810 1.102737 1.076993 1.047694 1.000000	$ $ $ $ $	1.129276 1.105810 1.102737 1.076993 1.047694	300,120.061 2,508,711.330 2,769,440.978 2,861,862.763 2,187,727.970

Subaccount		2.05% (continued)
	Year	Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.182234 1.158793 1.030039 0.836971 1.000000	$ $ $ $ $	1.378243 1.182234 1.158793 1.030039 0.836971	148,494.644 687,514.699 754,545.476 746,963.967 564,295.048
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.167214 1.121948 1.042280 0.813420 1.000000	$ $ $ $ $	1.296888 1.167214 1.121948 1.042280 0.813420	140,785.841 1,626,785.811 1,767,157.982 1,797,629.282 1,390,593.217
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.193999 1.101532 1.018589 0.740331 1.000000	$ $ $ $ $	1.212035 1.193999 1.101532 1.018589 0.740331	287,923.462 945,783.121 1,042,083.332 947,368.693 623,519.459
Templeton Transamerica Global - Initial Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.152735 1.094552 1.020505 0.821759 1.000000	$ $ $ $ $	1.341900 1.152735 1.094552 1.020505 0.821759	8,717.27 47,008.251 19,493.939 6,017.704 100.000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.204080 1.138069 1.044894 0.936208 1.000000	$ $ $ $ $	1.287627 1.204080 1.138069 1.044894 0.936208	10,862.854 320,776.084 322,856.541 351,221.477 212,969.082
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.257866 1.235603 1.114161 0.919433 1.000000	$ $ $ $ $	1.367001 1.257866 1.235603 1.114161 0.919433	128,883.576 393,732.522 381,156.354 325,844.209 173,458.336
Transamerica Equity - Initial Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.397725 1.223899 1.078576 0.838775 1.000000	$ $ $ $ $	1.489071 1.397725 1.223899 1.078576 0.838775	203,150.587 468,197.449 398,143.294 68,817.819 86,735.381
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.320280 1.159147 1.014316 0.788866 1.000000	$ $ $ $ $	1.359831 1.320280 1.159147 1.014316 0.788866	136,771.829 603,759.079 481,186.183 307,471.203 325,070.437
Transamerica Money Market - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	0.979599 0.971609 0.981716 1.000000	$ $ $ $	1.005394 0.979599 0.971609 0.981716	88,151.175 188,155.841 329,443.303 226,671.069
Transamerica Science and Technology - Initial Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.113521 1.113337 1.051469 0.710805 1.000000	$ $ $ $ $	1.102171 1.113521 1.113337 1.051469 0.710805	163,611.818 177,821.147 176,052.213 19,391.057 2,267.029
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.475004 1.325401 1.162599 0.621703 1.000000	$ $ $ $ $	1.726024 1.475004 1.325401 1.162599 0.621703	0.000 33,185.940 66,909.538 68,369.021 105,233.831
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.061562 1.059628 1.046905 1.037786 1.000000	$ $ $ $ $	1.074313 1.061562 1.059628 1.046905 1.037786	0.000 490,220.181 503,055.174 724,431.360 563,263.016
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.353085 1.213396 1.067146 0.819975 1.000000	$ $ $ $ $	1.637677 1.353085 1.213396 1.067146 0.819975	87,345.703 462,231.165 496,024.217 498,845.005 296,789.983

Subaccount		2.05% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.222445 1.140092 1.031926 0.869699 1.000000	$ $ $ $ $	1.321746 1.222445 1.140092 1.031926 0.869699	0.000 0.000 0.000 85,076.960 17,503.289
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.001015 0.949775 0.904677 0.720387 1.000000	$ $ $ $ $	1.078130 1.001015 0.949775 0.904677 0.720387	20,640.076 212,729.172 224,076.835 235,043.488 214,090.643
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.106608 1.071094 0.986226 0.755058 1.000000	$ $ $ $ $	1.224776 1.106608 1.071094 0.986226 0.755058	32,733.508 312,849.120 494,228.970 505,435.661 347,965.592
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.108895 1.042171 1.000255 0.790158 1.000000	$ $ $ $ $	1.152510 1.108895 1.042171 1.000255 0.790158	7,908.941 39,836.947 46,831.462 66,283.321 27,044.852
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.135370 1.107663 1.016380 0.784658 1.000000	$ $ $ $ $	1.301597 1.135370 1.107663 1.016380 0.784658	309,700.147 1,033,516.745 1,019,459.929 959,684.126 687,817.795
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.125973 1.000475 0.942399 0.779541 1.000000	$ $ $ $ $	1.096343 1.125973 1.000475 0.942399 0.779541	9,378.141 211,548.389 188,969.541 253,561.679 110,129.810
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.392877 1.218498 1.079848 0.859599 1.000000	$ $ $ $ $	1.521016 1.392877 1.218498 1.079848 0.859599	170,698.666 649,586.043 800,550.772 955,163.453 568,296.919
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.171382 1.132263 1.038836 0.815292 1.000000	$ $ $ $ $	1.376703 1.171382 1.132263 1.038836 0.815292	176,708.250 817,659.600 830,635.215 867,225.390 755,517.721
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.005752 0.972781 0.962720 0.741225 1.000000	$ $ $ $ $	1.050384 1.005752 0.972781 0.962720 0.741225	21,387.716 310,093.201 350,877.697 539,181.575 373,313.290
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.634275 1.413088 1.156879 0.853928 1.000000	$ $ $ $ $	1.800162 1.634275 1.413088 1.156879 0.853928	112,701.595 592,932.041 689,738.771 679,590.205 549,824.123
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.287159 1.282351 1.149605 0.745495 1.000000	$ $ $ $ $	1.463296 1.287159 1.282351 1.149605 0.745495	103,791.729 587,543.983 616,430.312 681,463.967 487,592.872
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.358004 1.236979 1.047848 0.793465 1.000000	$ $ $ $ $	1.507857 1.358004 1.236979 1.047848 0.793465	0.000 96,336.367 136,650.568 90,964.895 105,806.424
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	0.998152 0.964837 0.942022 0.777262 1.000000	$ $ $ $ $	1.153613 0.998152 0.964837 0.942022 0.777262	70,912.293 428,312.419 345,938.304 339,489.824 392,470.065

Subaccount		2.05% (continued)
	Year	Beginning AUV		Ending AUV		# Units
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.042272 1.012632 0.973029 0.744169 1.000000	$ $ $ $ $	1.153454 1.042272 1.012632 0.973029 0.744169	230,964.648 496,248.564 463,784.716 403,962.611 225,728.300
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.136630 1.130502 1.039145 0.914134 1.000000	$ $ $ $ $	1.243331 1.136630 1.130502 1.039145 0.914134	138,948.885 445,714.772 461,154.394 372,548.052 305,394.312

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)

This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(8)	Formerly known as Templeton Great Companies Global.

(9)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(10)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		2.00%
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.423778 1.410722 1.295590 1.000000	$ $ $ $	1.701163 1.423778 1.410722 1.295590	110,127.254 110,837.974 111,583.242 2,036.330
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.789107 1.651149 1.472516 1.000000	$ $ $ $	2.044101 1.789107 1.651149 1.472516	19,295.043 14,148.933 12,770.117 1,889.320
BlackRock High Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.226947 1.232378 1.124189 1.000000	$ $ $ $	1.316716 1.226947 1.232378 1.124189	0.000 0.000 2,164.705 2,167.600
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.391980 1.367342 1.227616 1.000000	$ $ $ $	1.630107 1.391980 1.367342 1.227616	0.000 0.000 0.000 0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.274130 1.237538 1.153408 1.000000	$ $ $ $	1.363426 1.274130 1.237538 1.153408	353,805.187 380,434.994 453,208.701 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.523349 1.388206 1.243201 1.000000	$ $ $ $	1.721757 1.523349 1.388206 1.243201	449,976.160 482,246.871 458,090.766 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.344798 1.280332 1.175252 1.000000	$ $ $ $	1.466346 1.344798 1.280332 1.175252	587,612.154 255,226.957 210,485.166 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.434575 1.333718 1.202229 1.000000	$ $ $ $	1.596951 1.434575 1.333718 1.202229	2,953,597.032 2,012,641.475 1,427,423.580 0.000

Subaccount		2.00% (continued)
	Year	Beginning AUV		Ending AUV		# Units
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.027415	0.000
BlackRock Large Cap Value - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.647225 1.451699 1.254934 1.000000	$ $ $ $	1.883431 1.647225 1.451699 1.254934	21,529.145 0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.525977 1.416204 1.306127 1.000000	$ $ $ $	1.705561 1.525977 1.416204 1.306127	8,331.856 2,017.616 2,020.044 2,022.750
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.390158 1.336805 1.245365 1.000000	$ $ $ $	1.497445 1.390158 1.336805 1.245365	2,020.069 2,022.383 2,024.814 2,027.525
Capital Guardian Value – Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.537894 1.459075 1.278793 1.000000	$ $ $ $	1.752147 1.537894 1.459075 1.278793	0.000 0.000 0.000 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.821483 1.641439 1.263687 1.000000	$ $ $ $	2.534421 1.821483 1.641439 1.263687	0.000 0.000 0.000 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.331059 1.315537 1.212127 1.000000	$ $ $ $	1.500317 1.331059 1.315537 1.212127	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.425030 1.280340 1.199629 1.000000	$ $ $ $	1.419516 1.425030 1.280340 1.199629	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.381774 1.357660 1.271758 1.000000	$ $ $ $	1.602581 1.381774 1.357660 1.271758	0.000 0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.155773 1.161377 1.081853 1.000000	$ $ $ $	1.253484 1.155773 1.161377 1.081853	0.000 0.000 2,211.855 2,214.821
MFS International Equity - Service Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.544702 1.401442 1.251472 1.000000	$ $ $ $	1.861607 1.544702 1.401442 1.251472	5,986.554 0.000 0.000 0.000
Marsico Growth - Service Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.383158 1.303691 1.187046 1.000000	$ $ $ $	1.426025 1.383158 1.303691 1.187046	0.000 0.000 0.000 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.029279 1.028898 1.007067 1.000000	$ $ $ $	1.048482 1.029279 1.028898 1.007067	0.000 0.000 0.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.386333 1.362121 1.212812 1.000000	$ $ $ $	1.613486 1.386333 1.362121 1.212812	33,853.085 34,063.592 34,290.760 2,083.513
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.347434 1.297785 1.208289 1.000000	$ $ $ $	1.494642 1.347434 1.297785 1.208289	0.000 0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.551860 1.433725 1.328123 1.000000	$ $ $ $	1.572309 1.551860 1.433725 1.328123	2,711.429 2,731.514 2,752.741 0.000
Templeton Transamerica Global - Service Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.135930 1.080456 1.202376 1.000000	$ $ $ $	1.319186 1.135930 1.080456 1.202376	0.000 0.000 0.000 0.000

Subaccount		2.00% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.257570 1.189960 1.094745 1.000000	$ $ $ $	1.340751 1.257570 1.189960 1.094745	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.293626 1.274297 1.150373 1.000000	$ $ $ $	1.403407 1.293626 1.274297 1.150373	1,573.772 1,585.434 1,597.760 0.000
Transamerica Equity - Service Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.559602 1.368016 1.206930 1.000000	$ $ $ $	1.657273 1.559602 1.368016 1.206930	0.000 0.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.619573 1.424884 1.247516 1.000000	$ $ $ $	1.665666 1.619573 1.424884 1.247516	0.000 0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	0.983994 0.977921 0.990061 1.000000	$ $ $ $	1.007888 0.983994 0.977921 0.990061	0.000 0.000 0.000 0.000
Transamerica Science and Technology - Service Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.370655 1.372482 1.301642 1.000000	$ $ $ $	1.354086 1.370655 1.372482 1.301642	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.001405 1.001542 0.992807 1.000000	$ $ $ $	1.011863 1.001405 1.001542 0.992807	0.000 0.000 0.000 0.000
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.654255 1.485104 1.309149 1.000000	$ $ $ $	1.997959 1.654255 1.485104 1.309149	5,545.198 0.000 0.000 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.353720 1.265299 1.146984 1.000000	$ $ $ $	1.460796 1.353720 1.265299 1.146984	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.307712 1.242906 1.185820 1.000000	$ $ $ $	1.405104 1.307712 1.242906 1.185820	0.000 0.000 0.000 0.000
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.001405 1.001542 0.992807 1.000000	$ $ $ $	1.011863 1.001405 1.001542 0.992807	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.444778 1.397721 1.286328 1.000000	$ $ $ $	1.599838 1.444778 1.397721 1.286328	92,240.781 92,855.557 93,494.494 0.000
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.355161 1.272982 1.221185 1.000000	$ $ $ $	1.409148 1.355161 1.272982 1.221185	0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.370533 1.336441 1.225691 1.000000	$ $ $ $	1.571957 1.370533 1.336441 1.225691	0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.370428 1.217098 1.145885 1.000000	$ $ $ $	1.335013 1.370428 1.217098 1.145885	13,056.8004 0.000 0.000 0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.594841 1.394496 1.235210 1.000000	$ $ $ $	1.742412 1.594841 1.394496 1.235210	38,284.385 21,726.227 21,858.065 2,066.426

Subaccount		2.00% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.415316 1.367371 1.253935 1.000000	$ $ $ $	1.664181 1.415316 1.367371 1.253935	91,850.937 92,463.116 93,099.352 0.000
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.297697 1.254545 1.240965 1.000000	$ $ $ $	1.355936 1.297697 1.254545 1.240965	0.000 0.000 0.000 0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.963029 1.696510 1.388232 1.000000	$ $ $ $	2.163353 1.963029 1.696510 1.388232	32,942.236 19,929.940 18,641.060 1,996.667
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.651177 1.644209 1.473285 1.000000	$ $ $ $	1.878038 1.651177 1.644209 1.473285	20,039.151 20,158.025 20,286.770 1,829.389
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.624397 1.478910 1.252179 1.000000	$ $ $ $	1.804538 1.624397 1.478910 1.252179	0.000 0.000 0.000 0.000
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.310830 1.266456 1.235897 1.000000	$ $ $ $	1.515715 1.310830 1.266456 1.235897	0.000 0.000 0.000 0.000
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.360745 1.321391 1.269099 1.000000	$ $ $ $	1.506637 1.360745 1.321391 1.269099	0.000 0.000 0.000 0.000
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.226918 1.219711 1.120598 1.000000	$ $ $ $	1.342760 1.226918 1.219711 1.120598	0.000 0.000 0.000 0.000

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)

This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(8)	Formerly known as Templeton Great Companies Global.

(9)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(10)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.80%
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.159303 1.146425 1.050792 0.802861 1.000000	$ $ $ $ $	1.387875 1.159303 1.146425 1.050792 0.802861	71,240.627 271,743.124 284,670.421 171,659.660 142,913.370
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.461597 1.346253 1.198247 0.801664 1.000000	$ $ $ $ $	1.673181 1.461597 1.346253 1.198247 0.801664	71,321.179 196,650.936 139,890.818 18,373.610 100.000
BlackRock High Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.308245 1.311471 1.194000 0.948745 1.000000	$ $ $ $ $	1.406716 1.308245 1.311471 1.194000 0.948745	15,532.237 61,684.039 38,118.208 37,996.320 13,615.860
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.399290 1.371834 1.229225 1.000000	$ $ $ $	1.641878 1.399290 1.371834 1.229225	0.000 0.000 0.000 0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.280824 1.241621 1.154926 1.000000	$ $ $ $	1.373273 1.280824 1.241621 1.154926	82,791.642 84,983.776 51,178.937 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.531359 1.392775 1.244833 1.000000	$ $ $ $	1.734202 1.531359 1.392775 1.244833	74,147.510 81,933.733 81,978.349 0.000
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.351853 1.284535 1.176789 1.000000	$ $ $ $	1.476927 1.351853 1.284535 1.176789	583,092.883 301,867.164 223,732.703 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.442088 1.338083 1.203797 1.000000	$ $ $ $	1.608453 1.442088 1.338083 1.203797	3,038,371.068 387,989.783 270,940.243 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.028754	149,404.243
BlackRock Large Cap Value - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.655859 1.456462 1.256578 1.000000	$ $ $ $	1.897007 1.655859 1.456462 1.256578	48,280.986 60,625.141 22,172.489 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.533955 1.420834 1.307837 1.000000	$ $ $ $	1.717839 1.533955 1.420834 1.307837	24,026.166 19,432.883 8,159.817 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.397454 1.341192 1.247007 1.000000	$ $ $ $	1.508254 1.397454 1.341192 1.247007	19,423.049 19,423.049 7,786.628 0.000
Capital Guardian Value – Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.545974 1.463879 1.280478 1.000000	$ $ $ $	1.764813 1.545974 1.463879 1.280478	17,795.085 37,697.459 30,060.478 0.000
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.831065 1.646832 1.265349 1.000000	$ $ $ $	2.552750 1.831065 1.646832 1.265349	6,050.635 6,067.117 37,732.291 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.338044 1.319853 1.213714 1.000000	$ $ $ $	1.511147 1.338044 1.319853 1.213714	0.000 0.000 0.000 0.000
Jennison Growth - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.432514 1.284548 1.201203 1.000000	$ $ $ $	1.429758 1.432514 1.284548 1.201203	0.000 0.000 0.000 0.000

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Legg Mason Partners All Cap - Service Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.389017 1.362113 1.273418 1.000000	$ $ $ $	1.614131 1.389017 1.362113 1.273418	30,985.653 0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.161857 1.165192 1.083263 1.000000	$ $ $ $	1.262547 1.161857 1.165192 1.083263	0.000 0.000 0.000 0.000
MFS International Equity - Service Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.552796 1.406046 1.253116 1.000000	$ $ $ $	1.875035 1.552796 1.406046 1.253116	0.000 0.000 0.000 0.000
Marsico Growth - Service Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.390417 1.307980 1.188601 1.000000	$ $ $ $	1.436307 1.390417 1.307980 1.188601	0.000 0.000 0.000 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.034705 1.032300 1.008398 1.000000	$ $ $ $	1.056081 1.034705 1.032300 1.008398	20,711.531 50,851.029 0.000 0.000
T. Rowe Price Equity Income - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.393606 1.366596 1.214405 1.000000	$ $ $ $	1.625122 1.393606 1.366596 1.214405	49,248.679 36,094.169 47,762.075 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.354520 1.302059 1.209875 1.000000	$ $ $ $	1.505454 1.354520 1.302059 1.209875	53,454.839 32,235.992 32,235.992 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.559996 1.438430 1.329865 1.000000	$ $ $ $	1.583665 1.559996 1.438430 1.329865	29,724.128 41,229.471 21,038.386 0.000
Templeton Transamerica Global - Service Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.139655 1.081888 1.203949 1.000000	$ $ $ $	1.326111 1.139655 1.081888 1.203949	0.000 0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.264158 1.193854 1.096176 1.000000	$ $ $ $	1.350408 1.264158 1.193854 1.096176	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.300420 1.278480 1.151882 1.000000	$ $ $ $	1.413552 1.300420 1.278480 1.151882	2,084.918 2,097.734 2,112.138 0.000
Transamerica Equity - Service Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.567795 1.372516 1.208512 1.000000	$ $ $ $	1.669256 1.567795 1.372516 1.208512	0.000 20,091.780 23,294.940 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.628076 1.429566 1.249155 1.000000	$ $ $ $	1.677686 1.628076 1.429566 1.249155	28,631.796 29,610.946 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	0.989153 0.981125 0.991361 1.000000	$ $ $ $	1.015159 0.989153 0.981125 0.991361	0.000 0.000 0.000 0.000
Transamerica Science and Technology - Service Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.377844 1.376983 1.303343 1.000000	$ $ $ $	1.363850 1.377844 1.376983 1.303343	27,616.540 0.000 11,309.215 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.006674 1.004835 0.994114 1.000000	$ $ $ $	1.019177 1.006674 1.004835 0.994114	0.000 0.000 0.000 0.000

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.662924 1.489961 1.310854 1.000000	$ $ $ $	2.012367 1.662924 1.489961 1.310854	8,254.258 28,678.267 11,150.201 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.360851 1.269474 1.148504 1.000000	$ $ $ $	1.471367 1.360851 1.269474 1.148504	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.314576 1.246984 1.187376 1.000000	$ $ $ $	1.415249 1.314576 1.246984 1.187376	0.000 0.000 0.000 0.000
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.006674 1.004835 0.994114 1.000000	$ $ $ $	1.019177 1.006674 1.004835 0.994114	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.116640 1.078165 0.990290 0.756303 1.000000	$ $ $ $ $	1.238907 1.116640 1.078165 0.990290 0.756303	6,907.463 71,475.820 57,942.710 56,539.098 56,248.742
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.118962 1.049046 1.004374 0.791459 1.000000	$ $ $ $ $	1.165818 1.118962 1.049046 1.004374 0.791459	0.000 0.000 0.000 0.000 100.000
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.145620 1.114942 1.020536 0.785944 1.000000	$ $ $ $ $	1.316563 1.145620 1.114942 1.020536 0.785944	8,462.198 159,634.157 164,568.837 181,692.664 194,607.233
AllianceBernstein Large Cap Growth Portfolio - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.136120 1.007039 0.946253 0.780824 1.000000	$ $ $ $ $	1.108921 1.136120 1.007039 0.946253 0.780824	0.000 10,519.518 11,529.775 15,735.769 15,214.538
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.405466 1.226508 1.084281 0.861015 1.000000	$ $ $ $ $	1.538520 1.405466 1.226508 1.084281 0.861015	24,700.100 328,546.218 278,180.708 198,446.854 199,373.793
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.181956 1.139689 1.043088 0.816627 1.000000	$ $ $ $ $	1.392518 1.181956 1.139689 1.043088 0.816627	0.000 16,383.193 16,456.644 13,660.363 3,973.854
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.014833 0.979170 0.966666 0.742445 1.000000	$ $ $ $ $	1.062459 1.014833 0.979170 0.966666 0.742445	0.000 89,407.871 89,514.610 88,551.691 89,946.357
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.649015 1.422355 1.161607 0.855329 1.000000	$ $ $ $ $	1.820851 1.649015 1.422355 1.161607 0.855329	65,596.864 189,477.353 176,597.480 59,884.631 54,431.908
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.298798 1.290779 1.154319 0.746720 1.000000	$ $ $ $ $	1.480144 1.298798 1.290779 1.154319 0.746720	16,141.955 81,679.010 129,553.201 95,186.562 76,856.225
Janus Aspen - Mid Cap Growth Portfolio - Service Class Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.370267 1.245100 1.052147 0.794771 1.000000	$ $ $ $ $	1.525205 1.370267 1.245100 1.052147 0.794771	3,601.066 14,689.275 42,412.245 33,219.886 18,901.251

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.007177 0.971196 0.945896 0.778551 1.000000	$ $ $ $ $	1.166880 1.007177 0.971196 0.945896 0.778551	37,433.964 51,757.983 54,958.117 62,866.501 59,677.782
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.051684 1.019281 0.977008 0.745393 1.000000	$ $ $ $ $	1.166718 1.051684 1.019281 0.977008 0.745393	43,159.015 71,095.318 63,078.205 44,421.507 71,839.384
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.146906 1.137939 1.043403 0.915635 1.000000	$ $ $ $ $	1.257638 1.146906 1.137939 1.043403 0.915635	73,440.496 81,145.111 88,343.180 0.000 100.000
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.188816 1.161983 1.038473 0.820840 1.000000	$ $ $ $ $	1.397701 1.188816 1.161983 1.038473 0.820840	6,551.888 10,329.693 10,323.429 11,860.146 8,058.796
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.202844 1.164118 1.080197 0.894630 1.000000	$ $ $ $ $	1.293240 1.202844 1.164118 1.080197 0.894630	504,307.235 1,478,267.613 1,507,143.730 1,530,979.665 508,044.829
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.276402 1.157617 1.032106 0.803272 1.000000	$ $ $ $ $	1.449726 1.276402 1.157617 1.032106 0.803272	0.000 98,060.567 0.000 0.000 100.000
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.227090 1.162564 1.062487 0.866203 1.000000	$ $ $ $ $	1.343815 1.227090 1.162564 1.062487 0.866203	1,000,460.922 3,176,590.498 3,255,959.367 3,072,426.130 1,263,394.755
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.260212 1.167152 1.046470 0.837699 1.000000	$ $ $ $ $	1.409255 1.260212 1.167152 1.046470 0.837699	465,090.985 1,773,582.314 1,427,450.863 1,427,453.756 841,961.184
BlackRock Large Cap Value - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.362205 1.196010 1.028886 0.807044 1.000000	$ $ $ $ $	1.564629 1.362205 1.196010 1.028886 0.807044	0.000 2,914.111 35,442.322 37,909.787 30,365.487
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.284226 1.186511 1.089409 0.805929 1.000000	$ $ $ $ $	1.442236 1.284226 1.186511 1.089409 0.805929	3,663.057 68,015.087 85,859.837 80,919.483 47,504.114
Capital Guardian U.S. Equity - Initial Class(14) Subaccount Inception Date July 1, 1998.	2006 2005 2004 2003 2002	$ $ $ $ $	1.191963 1.141367 1.058564 0.789456 1.000000	$ $ $ $ $	1.289285 1.191963 1.141367 1.058564 0.789456	10,937.851 72,771.804 77,799.444 77,155.962 23,197.477
Capital Guardian Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.246499 1.178050 1.027645 0.777326 1.000000	$ $ $ $ $	1.426526 1.246499 1.178050 1.027645 0.777326	61,168.835 364,414.042 440,473.455 446,282.349 349,949.978
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.799524 1.614316 1.236967 0.927684 1.000000	$ $ $ $ $	2.515119 1.799524 1.614316 1.236967 0.927684	9,472.819 43,713.740 51,000.064 41,529.571 39,351.376

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.123296 1.105224 1.013488 0.800129 1.000000	$ $ $ $ $	1.272441 1.123296 1.105224 1.013488 0.800129	0.000 16,985.800 16,903.065 13,818.044 4,067.380
Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.138277 1.018303 0.949970 0.750968 1.000000	$ $ $ $ $	1.140144 1.138277 1.018303 0.949970 0.750968	12,851.858 54,865.683 106,465.680 107,149.803 51,386.028
Legg Mason Partners All Cap - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.115022 1.090563 1.017261 0.766218 1.000000	$ $ $ $ $	1.298625 1.115022 1.090563 1.017261 0.766218	0.000 41,451.663 41,626.647 41,805.997 42,080.744
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.230410 1.230186 1.140942 0.986461 1.000000	$ $ $ $ $	1.341031 1.230410 1.230186 1.140942 0.986461	17,867.651 86,295.061 107,523.543 101,696.270 46,697.718
MFS International Equity - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.209466 1.090843 0.971224 0.789104 1.000000	$ $ $ $ $	1.462224 1.209466 1.090843 0.971224 0.789104	0.000 52,906.621 53,134.752 59,334.823 2,995.759
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.115824 1.109997 1.081412 1.049414 1.000000	$ $ $ $ $	1.142296 1.115824 1.109997 1.081412 1.049414	12,041.868 334,698.139 353,224.206 622,522.000 159,936.287
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.192950 1.166444 1.034280 0.838349 1.000000	$ $ $ $ $	1.394128 1.192950 1.166444 1.034280 0.838349	0.000 51,484.971 39,668.318 32,909.395 25,977.359
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.192950 1.166444 1.034280 0.838349 1.000000	$ $ $ $ $	1.311858 1.192950 1.166444 1.034280 0.838349	0.000 51,484.971 39,668.318 32,909.395 25,977.359
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.177805 1.129348 1.046575 0.814764 1.000000	$ $ $ $ $	1.225996 1.177805 1.129348 1.046575 0.814764	5,983.298 123,857.119 117,733.262 130,959.700 124,134.555
Templeton Transamerica Global - Initial Class(7) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.163160 1.101747 1.024683 0.823112 1.000000	$ $ $ $ $	1.357362 1.163160 1.101747 1.024683 0.823112	0.000 0.000 0.000 3,106.138 3,281.658
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.214951 1.145543 1.049179 0.937747 1.000000	$ $ $ $ $	1.302425 1.214951 1.145543 1.049179 0.937747	0.000 0.000 0.000 0.000 100.000
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.269236 1.243721 1.118730 0.920948 1.000000	$ $ $ $ $	1.382738 1.269236 1.243721 1.118730 0.920948	10,075.475 14,139.916 15,374.750 0.000 100.000
Transamerica Equity - Initial Class(8) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.410366 1.231954 1.082997 0.840150 1.000000	$ $ $ $ $	1.506227 1.410366 1.231954 1.082997 0.840150	4,389.478 21,449.132 47,741.407 2,508.744 2,713.075

Subaccount		1.80% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.332215 1.166768 1.018477 0.790161 1.000000	$ $ $ $ $	1.375487 1.332215 1.166768 1.018477 0.790161	8,232.380 106,944.680 172,467.906 40,072.533 31,425.173
Transamerica Money Market - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	0.988484 0.978029 0.985767 1.000000	$ $ $ $	1.017004 0.988484 0.978029 0.985767	215,064.552 14,067.065 12,667.881 167,580.604
Transamerica Science and Technology - Initial Class(9) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.123594 1.120669 1.055788 0.711979 1.000000	$ $ $ $ $	1.114860 1.123594 1.120669 1.055788 0.711979	11,686.023 12,730.896 13,709.921 3,255.178 3,428.531
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.488323 1.334121 1.167376 0.622732 1.000000	$ $ $ $ $	1.726024 1.488323 1.334121 1.167376 0.622732	0.000 0.000 0.000 3,927.924 4,114.193
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.071159 1.066588 1.051191 1.039480 1.000000	$ $ $ $ $	1.086692 1.071159 1.066588 1.051191 1.039480	30,777.326 198,493.137 241,668.820 233,941.524 60,796.798
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.204790 1.108771 1.022756 0.741544 1.000000	$ $ $ $ $	1.656541 1.204790 1.108771 1.022756 0.741544	3,665.903 60,394.241 60,368.751 57,731.549 32,430.247
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.233494 1.147593 1.036162 0.871131 1.000000	$ $ $ $ $	1.336957 1.233494 1.147593 1.036162 0.871131	13,652.391 14,274.567 14,523.299 14,450.221 100.000
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.010076 0.956031 0.908394 0.721570 1.000000	$ $ $ $ $	1.090551 1.010076 0.956031 0.908394 0.721570	0.000 74,343.752 70,325.114 80,961.183 83,923.684

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)	Formerly known as Templeton Great Companies Global.

(8)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity, Transamerica Equity is the surviving fund.

(9)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.55%
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.802129 1.777751 1.625432 1.238870 1.529922 1.490353 1.343442 1.128892 1.045149 1.000000	$ $ $ $ $ $ $ $ $ $	2.162738 1.802129 1.777751 1.625432 1.238870 1.529922 1.490353 1.343442 1.128892 1.045149	13,625,309.689 18,753,884.041 23,691,418.71 26,597,021.28 24,693,218.73 21,731,118 16,662,325 10,438,672 1,297,001 1,158,912
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.001774 0.920462 0.817240 0.545416 0.617096 0.617641 0.879578 0.540808 0.776036 1.000000	$ $ $ $ $ $ $ $ $ $	1.149609 1.001774 0.920462 0.817240 0.545416 0.617096 0.617641 0.879578 0.540808 0.776036	5,615,536.487 5,764,734.797 4,515,474.422 2,898,028.71 2,748,523.39 3,033,872 3,224,333 1,905,289 265,187 731,215
BlackRock High Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.303966 1.303978 1.184254 0.938684 0.967404 0.944562 1.032293 0.991602 1.036753 1.000000	$ $ $ $ $ $ $ $ $ $	1.405554 1.303966 1.303978 1.184254 0.938684 0.967404 0.944562 1.032293 0.991602 1.036753	2,245,702.076 3,276,525.455 5,620,423.808 7,054,349.27 7,447,044.59 7,172,876 6,658,698 6,868,041 1,798,461 1,515,275
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.086762 1.059628 0.944663 0.744847 0.938285 1.000000	$ $ $ $ $ $	1.280857 1.086762 1.059628 0.944663 0.744847 0.938285	2,256,926.433 2,414,396.208 2,686,541.209 2,712,573.146 1,482,431.733 208,994
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.213762 1.171794 1.084641 0.896108 1.000000	$ $ $ $ $	1.308178 1.213762 1.171794 1.084641 0.896108	14,185,630.162 9,556,575.980 10,036,153.309 10,695,411.266 6,071,546.046
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.287977 1.165251 1.036347 0.804600 1.000000	$ $ $ $ $	1.466466 1.287977 1.165251 1.036347 0.804600	18,742,854.517 23,593,866.180 20,311,908.659 14,512,985.277 5,752,867.365
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.238214 1.170234 1.066862 0.867636 1.000000	$ $ $ $ $	1.359333 1.238214 1.170234 1.066862 0.867636	44,620,000.122 42,500,444.087 43,001,534.108 40,301,986.726 21,499,993.690
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.271629 1.174845 1.050773 0.839081 1.000000	$ $ $ $ $	1.425519 1.271629 1.174845 1.050773 0.839081	46,222,481.116 46,168,252.635 43,833,869.615 38,181,055.594 15,466,859.953
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.030435	13,476.689
BlackRock Large Cap Value - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.501085 1.314713 1.128224 0.882787 1.044981 1.080814 1.000000	$ $ $ $ $ $ $	1.728379 1.501085 1.314713 1.128224 0.882787 1.044981 1.080814	4,668,452.155 5,357,306.508 4,592,200.886 4,452,337.003 3,739,322.471 1,908,615 287,585

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.431376 1.319244 1.208296 0.891692 1.125133 1.274775 1.530432 1.052609 1.000000	$ $ $ $ $ $ $ $ $	1.611439 1.431376 1.319244 1.208296 0.891692 1.125133 1.274775 1.530432 1.052609	6,542,062.597 7,775,580.870 9,067,953.089 9,159,422.215 7,287,565.611 5,780,013 7,037,105 3,024,269 282,425
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	0.960354 0.917337 0.848695 0.631386 0.841423 0.884476 0.962537 1.121334 1.000000	$ $ $ $ $ $ $ $ $	1.041317 0.960354 0.917337 0.848695 0.631386 0.841423 0.884476 0.962537 1.121334	8,537,042.224 12,325,335.724 14,870,855.654 15,835,291.933 13,153,319.397 9,543,491 8,162,728 1,693,186 662,269
Capital Guardian Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.902870 2.736747 2.381469 1.796955 2.301129 2.191524 2.107887 2.212928 2.084599 1.951455	$ $ $ $ $ $ $ $ $ $	3.330292 2.902870 2.736747 2.381469 1.796955 2.301129 2.191524 2.107887 2.212928 2.084599	3,920,552.404 5,661,705.007 7,627,868.496 8,573,143.731 7,770,625.647 6,117,280 4,297,703 4,454,289 504,438 695,792
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.815856 1.624970 1.242059 0.929213 1.000000	$ $ $ $ $	2.544168 1.815856 1.624970 1.242059 0.929213	3,005,385.064 2,528,130.678 2,800,769.750 2,476,229.792 1,347,082.981
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.462496 1.435440 1.313067 1.034093 1.392606 1.606831 1.831774 1.577775 1.216754 1.140312	$ $ $ $ $ $ $ $ $ $	1.660747 1.462496 1.435440 1.313067 1.034093 1.392606 1.606831 1.831774 1.577775 1.216754	5,402,881.650 11,871,053.672 16,778,255.055 20,419,758.264 20,700,578.595 21,332,083 20,897,589 15,093,778 972,108.717 842,854.350
Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	0.898633 0.801947 0.746296 0.588518 0.862941 1.075994 1.235669 1.200101 1.156145 1.103566	$ $ $ $ $ $ $ $ $ $	0.902320 0.898633 0.801947 0.746296 0.588518 0.862941 1.075944 1.235669 1.200101 1.156145	1,089,140.548 1,820,726.718 3,355,876.250 4,335,633.049 4,580,619.831 4,714,116 4,751,270 4,272,750 602,380 823,036
Legg Mason Partners All Cap - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.127017 1.099598 1.023166 0.768775 1.036993 1.031639 1.000000	$ $ $ $ $ $ $	1.315813 1.127017 1.099598 1.023166 0.768775 1.036993 1.031639	7,966,700.998 8,960,886.522 11,054,496.935 12,888,002.386 11,401,615.203 7,918,126 2,112,476

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.206061 1.202886 1.112877 0.959844 0.954934 0.934479 1.000739 0.961203 1.000000	$ $ $ $ $ $ $ $ $	1.317726 1.206061 1.202886 1.112877 0.959844 0.954934 0.934479 1.000739 0.961203	5,358,938.262 7,190,212.293 8,902,988.053 9,898,593.016 6,993,926.637 5,519,310 3,696,972 2,298,662 121,412
MFS International Equity - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.986968 0.887981 0.788649 0.639197 0.832379 1.000000	$ $ $ $ $ $	1.196166 0.986968 0.887981 0.788649 0.639197 0.832379	4,551,472.204 5,293,965.767 5,042,518.715 5,135,915.887 2,029,067.432 247,487
Marsico Growth - Initial Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.829621 0.775852 0.701926 0.564189 0.774069 0.915132 1.000000	$ $ $ $ $ $ $	0.860803 0.829621 0.775852 0.701926 0.564189 0.774069 0.915132	6,380,331.120 6,012,548.881 4,591,639.426 4,394,553.163 2,631,351.198 3,296,247 765,188
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.125921 1.117299 1.085852 1.051137 1.000000	$ $ $ $ $	1.155465 1.125921 1.117299 1.085852 1.051137	16,358,378.061 16,976,773.321 17,034,835.261 16,988,749.824 10,488,619.479
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.875735 2.804939 2.481006 2.006092 2.336621 2.322653 2.099984 2.065623 1.923605 1.757991	$ $ $ $ $ $ $ $ $ $	3.368960 2.875735 2.804939 2.481006 2.006092 2.336621 2.322653 2.099984 2.065623 1.923605	5,989,872.687 10,050,626.102 12,528,595.003 14,441,455.647 13,413,992.016 12,346,949 10,421,648 8,897,631 1,136,105 1,205,031
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.990652 2.860595 2.644404 2.053645 2.701963 3.050487 3.113428 2.593121 2.041994 1.905196	$ $ $ $ $ $ $ $ $ $	3.339233 2.990652 2.860595 2.644404 2.053645 2.701963 3.050487 3.113428 2.593121 2.041994	5,618,222.924 8,646,216.958 10,690,962.166 12,126,664.278 11,073,906.472 11,054,137 10,933,823 7,893,482 648,310 863,752
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.889508 0.816617 0.751414 0.543474 0.759675 0.854538 1.000000	$ $ $ $ $ $ $	0.907388 0.889508 0.816617 0.751414 0.543474 0.759675 0.854538	8,637,987.183 10,690,214.031 12,120,186.981 12,624,893.800 10,240,466.899 5,493,365 2,894,614
Templeton Transamerica Global - Initial Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.593475 0.560767 0.750221 0.601160 0.777811 0.949871 1.000000	$ $ $ $ $ $ $	0.694258 0.593475 0.560767 0.750221 0.601160 0.777811 0.949871	3,399,625.704 3,740,431.166 3,876,861.637 957,750.600 601,213.507 362,837 41,449
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.225959 1.153085 1.053487 0.939281 1.000000	$ $ $ $ $	1.317444 1.225959 1.153085 1.053487 0.939281	779,022.999 748,674.512 760,262.942 800,485.311 363,313.420

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.280730 1.251920 1.123331 0.922464 1.000000	$ $ $ $ $	1.398675 1.280730 1.251920 1.123331 0.922464	1,891,198.305 1,713,181.851 1,861,830.169 1,475,274.397 629,946.763
Transamerica Equity - Initial Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.871749 0.759605 0.666113 0.515473 0.673200 0.830010 1.000000	$ $ $ $ $ $ $	0.933273 0.871749 0.759605 0.666113 0.515473 0.673200 0.830010	25,643,798.778 15,542,565.281 17,682,256.482 11,301,374.495 11,778,526.276 9,126,000 2,474,715
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.585850 1.385505 1.206431 0.933700 1.106551 1.000000	$ $ $ $ $ $	1.641388 1.585850 1.385505 1.206431 0.933700 1.106551	2,751,063.893 3,141,502.598 4,310,247.101 1,314,383.365 1,189,109.883 38,588
Transamerica Money Market - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.355388 1.337762 1.345028 1.355816	$ $ $ $	1.397915 1.355388 1.337762 1.345028	6,571,575.520 5,616,101.634 6,882,847.135 8,983,659.578
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	4.517970 4.039926 3.526280 1.876467 3.147887 2.482358 2.270485 1.785929 1.849865 1.763002	$ $ $ $ $ $ $ $ $ $	5.252437 4.517970 4.039926 3.526280 1.876467 3.147887 2.482358 2.270485 1.785929 1.849865	2,840,837.137 5,056,826.437 7,578,914.671 9,997,159.941 11,774,585.782 12,668,500 11,114,250 6,466,465 767,225 1,303,711
Transamerica Science and Technology - Initial Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.749053 0.745263 0.700395 0.471165 0.773226 1.000000	$ $ $ $ $ $	0.747144 0.749053 0.745263 0.700395 0.471165 0.773226	1,530,182.954 1,846,555.710 2,233,575.764 1,569,685.989 560,109.738 119,793
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.521960 1.511766 1.486269 1.466107 1.407016 1.359649 1.253314 1.286733 1.214143 1.156486	$ $ $ $ $ $ $ $ $ $	1.547823 1.521960 1.511766 1.486269 1.466107 1.407016 1.359649 1.253314 1.286733 1.214143	6,096,309.392 7,999,003.710 9,492,820.217 13,150,309.481 13,824,113.473 9,517,845 5,730,704 4,528,567 1,216,510 250,859
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.666825 1.487443 1.301735 0.995330 1.217389 1.604835 1.993671 1.533035 1.345562 1.490376	$ $ $ $ $ $ $ $ $ $	2.027316 1.666825 1.487443 1.301735 0.995330 1.217389 1.604835 1.993671 1.533035 1.345562	6,914,375.543 8,086,358.393 8,112,910.781 9,467,127.340 10,413,010.893 11,336,048 10,843,974 5,444,717 716,582 1,418,82

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	3.135811 2.910280 2.621228 2.198351 2.669772 2.917408 3.149277 2.535888 2.170350 2.073492	$ $ $ $ $ $ $ $ $ $	3.407182 3.135811 2.910280 2.621228 2.198351 2.669772 2.917408 3.149277 2.535888 2.170350	2,222,088.501 3,910,477.228 6,107,219.087 7,521,306.367 8,308,427.688 9,181,060 7,634,722 5,298,099 581,571 560,006
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.748559 0.706779 0.669908 0.530826 0.805310 1.000000	$ $ $ $ $ $	0.810185 0.748559 0.706779 0.669908 0.530826 0.805310	2,905,077.358 3,915,622.626 4,796,976.635 5,374,482.742 4,463,905.921 687,954
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.028154 1.023764 1.010345 1.000000	$ $ $ $	1.043482 1.028154 1.023764 1.010345	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.126766 1.085273 0.994356 0.757548 1.000000	$ $ $ $ $	1.253207 1.126766 1.085273 0.994356 0.757548	2,168,198.869 2,434,617.297 3,186,907.646 3,324,054.503 1,870,371.583
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.129078 1.055944 1.008489 0.792764 1.000000	$ $ $ $ $	1.179248 1.129078 1.055944 1.008489 0.792764	646,434.316 693,034.611 693,305.118 715,142.032 416,751.682
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.039808 1.009478 0.921732 0.708109 0.925071 1.000000	$ $ $ $ $ $	1.197896 1.039808 1.009478 0.921732 0.708109 0.925071	3,289,390.373 4,065,854.372 4,659,702.191 5,360,902.653 4,511,558.686 1,547,290
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.852963 0.754200 0.706925 0.581903 0.854462 1.000000	$ $ $ $ $ $	0.834587 0.852963 0.754200 0.706925 0.581903 0.854462	2,806,593.797 3,023,206.782 3,713,818.190 3,778,456.254 3,041,287.375 788,107
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.162724 1.012189 0.892604 0.707070 0.794319 0.921627 1.000000	$ $ $ $ $ $ $	1.275926 1.162724 1.012189 0.892604 0.707070 0.794319 0.921627	10,687,429.963 13,469,639.648 12,822,839.581 13,602,836.102 11,183,883.877 6,637,033 4,510,157
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.202448 1.156611 1.055967 0.824682 1.010868 1.083236 1.000000	$ $ $ $ $ $ $	1.420132 1.202448 1.156611 1.055967 0.824682 1.010868 1.083236	5,420,393.323 5,892,175.323 7,260,547.807 8,089,364.399 6,616,423.073 5,081,018 909,008
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.819443 0.788705 0.776712 0.595094 0.867001 1.000000	$ $ $ $ $ $	0.860003 0.819443 0.788705 0.776712 0.595094 0.867001	2,654,888.976 2,794,354.912 3,413,780.389 3,513,705.085 2,431,170.446 98,546

Subaccount		1.55% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.785264 0.733732 0.697106 0.547049 0.712295 0.847487 1.000000	$ $ $ $ $ $ $	0.812890 0.785264 0.733732 0.697106 0.547049 0.712295 0.847487	462,424.581 626,246.281 808,362.136 1,061,261.957 1,087,809.380 1,210,081 622,698
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.820440 1.566373 1.276074 0.937298 1.057890 1.113532 1.000000	$ $ $ $ $ $ $	2.015076 1.820440 1.566373 1.276074 0.937298 1.057890 1.113532	10,387,207.099 13,164,695.824 15,280,654.313 15,150,301.371 12,269,340.975 8,545,970 5,747,229
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.310560 1.299278 1.159068 0.747954 1.000000	$ $ $ $ $	1.497211 1.310560 1.299278 1.159068 0.747954	4,034,878.720 5,250,761.075 6,039,065.480 5,538,914.464 3,869,610.611
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.539817 0.489306 0.412456 0.310792 0.439076 0.738193 1.000000	$ $ $ $ $ $ $	0.602328 0.539817 0.489306 0.412456 0.310792 0.439076 0.738193	2,328,943.827 3,931,860.010 4,466,939.732 4,536,033.799 3,784,887.866 2,674,931 104,844
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.187087 1.095813 0.944696 0.679339 0.900877 0.998590 1.000000	$ $ $ $ $ $ $	1.345127 1.187087 1.095813 0.944696 0.679339 0.900877 0.998590	520,730.248 694,276.784 973,068.196 1,083,105.574 1,262,051.972 1,850,064 213,764
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.644742 0.620178 0.602539 0.494711 0.676228 0.887518 1.000000	$ $ $ $ $ $ $	0.748812 0.644742 0.620178 0.602539 0.494711 0.676228 0.887518	5,032,561.935 5,922,573.498 6,761,623.983 6,964,328.742 6,124,643.231 3,551,635 828,954
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.061215 1.025998 0.981034 0.746621 1.000000	$ $ $ $ $	1.180187 1.061215 1.025998 0.981034 0.746621	1,077,439.805 955,997.681 1,005,043.409 1,137,845.306 835,941.655
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.157309 1.145445 1.047708 0.917149 1.000000	$ $ $ $ $	1.272166 1.157309 1.145445 1.047708 0.917149	2,899,033.911 3,216,295.674 3,312,532.452 3,660,724.684 1,921,221.751

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)

This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(8)	Formerly known as Templeton Great Companies Global.

(9)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(10)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.50%
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.149824 1.133713 1.036078 0.789289 0.974232 1.000000	$ $ $ $ $ $	1.380586 1.149824 1.133713 1.036078 0.789289 0.974232	13,817,032.780 17,146,964.117 19,357,183.040 20,804,095.56 21,290,852.49 5,660,560
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.593480 1.463413 1.298684 0.866302 0.979662 1.000000	$ $ $ $ $ $	1.829535 1.593480 1.463413 1.298684 0.866302 0.979662	2,433,463.325 2,359,206.504 1,082,580.856 185,874.59 274,539.45 12,317
BlackRock High Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.318414 1.317778 1.196202 0.947694 0.976210 1.000000	$ $ $ $ $ $	1.421834 1.318414 1.317778 1.196202 0.947694 0.976210	3,156,968.970 3,483,869.392 3,816,497.436 4,487,773.11 4,966,444.28 1,264,608
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.410333 1.378605 1.231649 1.000000	$ $ $ $	1.659710 1.410333 1.378605 1.231649	0.000 0.000 0.000 0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.290949 1.247755 1.157202 1.000000	$ $ $ $	1.388212 1.290949 1.247755 1.157202	610,214.608 159,368.575 159,420.072 66,248.352
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.543443 1.399649 1.247283 1.000000	$ $ $ $	1.753024 1.543443 1.399649 1.247283	967,124.989 951,310.220 892,244.809 24,527.359
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.362531 1.290878 1.179114 1.000000	$ $ $ $	1.492972 1.362531 1.290878 1.179114	2,232,428.793 1,443,243.080 729,329.497 9,516.278
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.453499 1.344702 1.206176 1.000000	$ $ $ $	1.625969 1.453499 1.344702 1.206176	5,394,494.751 2,769,397.610 941,712.958 108,085.568
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.030768	180,169.605
BlackRock Large Cap Value - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.668938 1.463652 1.259049 1.000000	$ $ $ $	1.917627 1.668938 1.463652 1.259049	45,574.213 0.000 0.000 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.546069 1.427847 1.310414 1.000000	$ $ $ $	1.736504 1.546069 1.427847 1.310414	33,969.240 34,183.652 5,715.390 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.408489 1.347820 1.249463 1.000000	$ $ $ $	1.524643 1.408489 1.347820 1.249463	58,294.438 39,614.071 10,177.988 4,672.271
Capital Guardian Value - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.558191 1.471108 1.283000 1.000000	$ $ $ $	1.784007 1.558191 1.471108 1.283000	57,054.459 35,886.838 9,531.133 4,565.464
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.845522 1.654962 1.267846 1.000000	$ $ $ $	2.580481 1.845522 1.654962 1.267846	0.000 0.000 0.000 0.000
JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.348625 1.326377 1.216104 1.000000	$ $ $ $	1.527577 1.348625 1.326377 1.216104	0.000 0.000 0.000 0.000

Subaccount		1.50% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Jennison Growth - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.443829 1.290888 1.203574 1.000000	$ $ $ $	1.445312 1.443829 1.290888 1.203574	0.000 0.000 0.000 0.000
Legg Mason Partners All Cap - Service Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.399998 1.368850 1.275932 1.000000	$ $ $ $	1.631685 1.399998 1.368850 1.275932	0.000 0.000 0.000 0.000
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.171024 1.170941 1.085403 1.000000	$ $ $ $	1.276255 1.171024 1.170941 1.085403	5,837.551 5,992.576 6,216.018 0.000
MFS International Equity - Service Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.565082 1.412998 1.255588 1.000000	$ $ $ $	1.895435 1.565082 1.412998 1.255588	35,739.937 65,874.950 0.000 0.000
Marsico Growth - Service Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.401400 1.314431 1.190949 1.000000	$ $ $ $	1.451928 1.401400 1.314431 1.190949	36,465.694 5,398.434 5,664.412 0.000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.042889 1.037408 1.010392 1.000000	$ $ $ $	1.067572 1.042889 1.037408 1.010392	9,891.539 11,995.343 12,105.266 4,955.470
T. Rowe Price Equity Income - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.404622 1.373349 1.216801 1.000000	$ $ $ $	1.642786 1.404622 1.373349 1.216801	106,6973.493 106,423.514 12,438.748 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.365208 1.308482 1.212252 1.000000	$ $ $ $	1.521793 1.365208 1.308482 1.212252	2,464.168 0.000 0.000 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.572316 1.445530 1.332482 1.000000	$ $ $ $	1.600870 1.572316 1.445530 1.332482	44,020.026 72,615.070 9,386.987 0.000
Templeton Transamerica Global - Service Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.145276 1.084034 1.206334 1.000000	$ $ $ $	1.336569 1.145276 1.084034 1.206334	31,699.595 0.000 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.274168 1.199769 1.098349 1.000000	$ $ $ $	1.365103 1.274168 1.199769 1.098349	0.000 0.000 0.000 0.000
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.310709 1.284802 1.154157 1.000000	$ $ $ $	1.428939 1.310709 1.284802 1.154157	0.000 3,553.589 3,483.911 3,573.913
Transamerica Equity - Service Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.580157 1.379279 1.210890 1.000000	$ $ $ $	1.687384 1.580157 1.379279 1.210890	79,227.550 0.000 0.000 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.640955 1.436639 1.251624 1.000000	$ $ $ $	1.695953 1.640955 1.436639 1.251624	0.000 0.000 0.000 0.000
Transamerica Money Market - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	0.996971 0.985977 0.993319 1.000000	$ $ $ $	1.026204 0.996971 0.985977 0.993319	181,545.838 0.000 0.000 0.000
Transamerica Science and Technology - Service Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.388739 1.383791 1.305914 1.000000	$ $ $ $	1.378700 1.388739 1.383791 1.305914	27,030.066 0.000 0.000 0.000

Subaccount		1.50% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.014639 1.009806 0.996080 1.000000	$ $ $ $	1.030263 1.014639 1.009806 0.996080	0.000 4,263.521 4,206.987 3,695.679
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.676063 1.497321 1.313437 1.000000	$ $ $ $	2.034237 1.676063 1.497321 1.313437	84,270.117 78,921.124 18,225.107 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.371602 1.275740 1.150762 1.000000	$ $ $ $	1.487354 1.371602 1.275740 1.150762	0.000 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.324940 1.253128 1.189709 1.000000	$ $ $ $	1.430616 1.324940 1.253128 1.189709	0.000 0.000 0.000 0.000
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.014639 1.009806 0.996080 1.000000	$ $ $ $	1.030263 1.014639 1.009806 0.996080	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.128805 1.086700 0.995176 0.757796 1.000000	$ $ $ $ $	1.256087 1.128805 1.086700 0.995176 0.757796	209,230.453 286,122.051 332,415.899 336,993.410 336,195.755
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.131131 1.057344 1.009328 0.793030 1.000000	$ $ $ $ $	1.181969 1.131131 1.057344 1.009328 0.793030	2,029.856 2,035.798 2,130.380 2,138.662 2,219.977
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.042190 1.011301 0.922939 0.708682 0.925362 1.000000	$ $ $ $ $ $	1.201232 1.042190 1.011301 0.922939 0.708682 0.925362	8,195,325.789 9,769,163.197 11,007,402.927 12,521,504.361 12,688,258.682 3,906,861
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.854933 0.755575 0.707865 0.582390 0.854751 1.000000	$ $ $ $ $ $	0.836930 0.854933 0.755575 0.707865 0.582390 0.854751	5,451,366.126 6,135,678.144 7,363,001.325 9,029,956.193 9,625,844.710 3,679,437
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.386943 1.206785 1.063687 0.842179 0.945641 1.000000	$ $ $ $ $ $	1.522722 1.386943 1.206785 1.063687 0.842179 0.945641	5,779,146.625 5,070,423.263 4,348,803.733 4,532,815.133 4,844,258.462 822,650
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.115838 1.072770 0.978943 0.764145 0.936205 1.000000	$ $ $ $ $ $	1.318490 1.115838 1.072770 0.978943 0.764145 0.936205	2,979,615.610 3,467,132.912 3,825,212.890 4,570,746.691 4,902,332.257 772,920
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.821333 0.790140 0.777739 0.595582 0.867285 1.000000	$ $ $ $ $ $	0.862415 0.821333 0.790140 0.777739 0.595582 0.867285	1,083,781.721 1,575,653.056 1,709,091.058 1,922,687.479 2,096,198.447 129,497
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.007259 0.940705 0.893302 0.700666 0.911864 1.000000	$ $ $ $ $ $	1.043217 1.007259 0.940705 0.893302 0.700666 0.911864	677,373.807 641,450.922 657,998.134 682,666.686 687,318.356 140,247

Subaccount		1.50% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.771680 1.523667 1.240664 0.910846 1.027526 1.000000	$ $ $ $ $ $	1.962071 1.771680 1.523667 1.240664 0.910846 1.027526	6,616,262.107 7,562,674.229 8,317,373.280 8,869,113.496 9,218,552.466 1,382,069
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.312926 1.300991 1.160021 0.748203 1.000000	$ $ $ $ $	1.500649 1.312926 1.300991 1.160021 0.748203	720,656.240 1,012,422.290 1,048,118.630 1,122,113.872 671,592.326
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.947165 0.858123 0.722993 0.544519 0.768907 1.000000	$ $ $ $ $ $	1.057376 0.947165 0.858123 0.722993 0.544519 0.768907	782,403.259 1,147,033.274 1,152,261.897 1,192,763.405 1,137,253.648 442,221
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.195287 1.102842 0.950284 0.683026 0.905322 1.000000	$ $ $ $ $ $	1.355083 1.195287 1.102842 0.950284 0.683026 0.905322	436,303.269 528,610.185 537,254.866 671,077.194 687,578.182 311,593
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.798359 0.767566 0.745357 0.611673 0.835708 1.000000	$ $ $ $ $ $	0.927683 0.798359 0.767566 0.745357 0.611673 0.835708	3,073,924.420 3,731,469.931 4,572,302.194 4,742,808.262 4,900,485.942 905,717
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.063134 1.027353 0.981842 0.746874 1.000000	$ $ $ $ $	1.182905 1.063134 1.027353 0.981842 0.746874	248,382.048 531,332.102 531,685.053 218,708.450 212,762.865
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.159404 1.146954 1.048576 0.917454 1.000000	$ $ $ $ $	1.275094 1.159404 1.146954 1.048576 0.917454	854,774.613 896,363.245 725,433.060 744,857.360 127,863.986
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.089252 1.061536 0.945896 0.745459 0.938589 1.000000	$ $ $ $ $ $	1.284417 1.089252 1.061536 0.945896 0.745459 0.938589	1,862,553.955 2,723,035.566 3,250,057.467 3,456,355.680 3,455,257.516 762,020
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.215924 1.173316 1.085524 0.896399 1.000000	$ $ $ $ $	1.311160 1.215924 1.173316 1.085524 0.896399	4,729,272.658 2,606,597.748 2,218,469.666 3,376,436.210 2,439,102.376
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.290319 1.166804 1.037216 0.804872 1.000000	$ $ $ $ $	1.469855 1.290319 1.166804 1.037216 0.804872	7,976,396.943 9,433,183.323 6,535,597.221 3,177,122.801 917,911.627
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.240469 1.171796 1.067759 0.867926 1.000000	$ $ $ $ $	1.362474 1.240469 1.171796 1.067759 0.867926	11,110,576.909 10,500,592.790 10,751,886.289 9,184,011.162 4,162,768.106
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.273905 1.176374 1.051623 0.839352 1.000000	$ $ $ $ $	1.428769 1.273905 1.176374 1.051623 0.839352	18,411,405.374 16,731,832.806 16,076,973.237 9,492,268.349 5,121,527.221

Subaccount		1.50% (continued)
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Large Cap Value - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.357712 1.188561 1.019460 0.797294 0.943312 1.000000	$ $ $ $ $ $	1.564059 1.357712 1.188561 1.019460 0.797294 0.943312	2,847,303.045 2,243,028.318 1,955,690.889 2,495,609.139 2,414,680.024 610,003
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.113756 1.026003 0.939246 0.692795 0.873737 1.000000	$ $ $ $ $ $	1.254485 1.113756 1.026003 0.939246 0.692795 0.873737	3,606,912.727 3,312,362.127 3,022,917.061 2,664,992.948 2,721,197.863 671,710
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.078999 1.030167 0.952610 0.708345 0.943517 1.000000	$ $ $ $ $ $	1.170534 1.078999 1.030167 0.952610 0.708345 0.943517	4,157,641.846 4,793,826.060 5,969,411.781 6,920,626.625 8,023,043.680 1,437,265
Capital Guardian Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.291202 1.216717 1.058244 0.798116 1.021548 1.000000	$ $ $ $ $ $	1.170534 1.291202 1.216717 1.058244 0.798116 1.021548	4,157,641.846 8,402,524.577 9,347,493.563 10,398,947.386 11,125,076.103 2,162,902
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.819127 1.627102 1.243075 0.929516 1.000000	$ $ $ $ $	2.550004 1.819127 1.627102 1.243075 0.929516	774,915.562 725,835.112 460,576.823 328,922.630 163,850.140
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.944481 0.926556 0.847147 0.666840 0.897581 1.000000	$ $ $ $ $ $	1.073033 0.944481 0.926556 0.847147 0.666840 0.897581	2,858,834.381 3,704,341.060 4,599,133.629 5,536,393.690 5,570,474.418 1,417,532
Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.909482 0.811233 0.754556 0.594744 0.871639 1.000000	$ $ $ $ $ $	0.913667 0.909482 0.811233 0.754556 0.594744 0.871639	792,830.394 500,968.825 482,537.288 639,468.571 585,718.458 219,450
Legg Mason Partners All Cap - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.028611 1.003098 0.932913 0.700615 0.944579 1.000000	$ $ $ $ $ $	1.201509 1.028611 1.003098 0.932913 0.700615 0.944579	6,920,290.400 8,471,337.790 9,710,356.788 10,528,778.316 10,991,747.438 2,311,489
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.238819 1.234958 1.141982 0.984455 0.978934 1.000000	$ $ $ $ $ $	1.354161 1.238819 1.234958 1.141982 0.984455 0.978934	1,988,687.849 2,170,835.906 2,755,004.954 3,283,666.532 3,021,461.988 831,748
MFS International Equity - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.989186 0.889551 0.789661 0.639710 0.832651 1.000000	$ $ $ $ $ $	1.199432 0.989186 0.889551 0.789661 0.639710 0.832651	3,875,307.519 3,492,441.790 3,304,525.609 3,423,225.647 1,640,627.045 447,656
Marsico Growth - Initial Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.948046 0.886160 0.801328 0.643764 0.882806 1.000000	$ $ $ $ $ $	0.984161 0.948046 0.886160 0.801328 0.643764 0.882806	4,000,224.050 3,947,850.310 3,086,478.901 2,187,494.282 2,077,966.045 622,346

Subaccount		1.50% (continued)
	Year	Beginning AUV		Ending AUV		# Units
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.127971 1.118783 1.086753 1.051492 1.000000	$ $ $ $ $	1.158142 1.127971 1.118783 1.086753 1.051492	5,394,025.145 5,070,725.375 4,561,571.717 4,151,940.865 2,927,728.232
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.217517 1.186962 1.049356 0.848065 0.987303 1.000000	$ $ $ $ $ $	1.427035 1.217517 1.186962 1.049356 0.848065 0.987303	10,981,771.278 13,530,162.042 15,120,346.907 16,369,708.394 13,870,322.882 2,580,001
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.035455 0.989934 0.914665 0.709982 0.933658 1.000000	$ $ $ $ $ $	1.156708 1.035455 0.989934 0.914665 0.709982 0.933658	8,401,150.212 12,016,486.313 13,303,903.248 13,758,255.720 13,849,263.551 2,974,809
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.119752 1.027478 0.944973 0.683124 0.954401 1.000000	$ $ $ $ $ $	1.142815 1.119752 1.027478 0.944973 0.683124 0.954401	4,614,904.471 5,327,659.677 6,154,558.231 6,136,923.389 6,150,306.399 1,295,567
Templeton Transamerica Global - Initial Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.014684 0.958284 0.888634 0.711719 0.920387 1.000000	$ $ $ $ $ $	1.187578 1.014684 0.958284 0.888634 0.711719 0.920387	653,199.665 711,547.796 666,801.722 338,445.004 409,997.822 128,657
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.228162 1.154600 1.054354 0.939595 1.000000	$ $ $ $ $	1.320483 1.228162 1.154600 1.054354 0.939595	104,467.603 117,247.339 71,207.656 98,387.221 45,146.636
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.283056 1.253568 1.124250 0.922763 1.000000	$ $ $ $ $	1.401918 1.283056 1.253568 1.124250 0.922763	533,653.113 478,818.402 273,547.972 209,198.472 91,033.327
Transamerica Equity - Initial Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.130303 0.984415 0.862831 0.667381 0.871170 1.000000	$ $ $ $ $ $	1.210684 1.130303 0.984415 0.862831 0.667381 0.871170	8,017,334.545 6,582,282.858 7,540,544.014 5,723,066.556 6,361,338.633 2,201,579
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.589487 1.388005 1.208021 0.934457 1.106909 1.000000	$ $ $ $ $ $	1.645959 1.589487 1.388005 1.208021 0.934457 1.106909	1,929,996.796 2,237,776.384 2,653,846.599 1,372,765.024 1,556,375.333 215,821
Transamerica Money Market - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.008571 0.994970 0.999891 1.007422	$ $ $ $	1.040732 1.008571 0.994970 0.999891	3,098,139.028 2,623,132.769 2,799,428.193 3,337,692.357
Transamerica Science and Technology - Initial Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.750778 0.746619 0.701312 0.471553 0.773485 1.000000	$ $ $ $ $ $	0.747144 0.750778 0.746619 0.701312 0.471553 0.773485	666788.222 906,047.383 976,204.787 945,510.385 1,045,932.260 755,978

Subaccount		1.50% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.405416 1.256098 1.095856 0.582857 0.977283 1.000000	$ $ $ $ $ $	1.634690 1.405416 1.256098 1.095856 0.582857 0.977283	10,955,768.426 13,678,652.349 16,174,508.565 18,722,358.034 20,103,499.262 4,696,652
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.100013 1.092103 1.073159 1.058073 1.014928 1.000000	$ $ $ $ $ $	1.119249 1.100013 1.092103 1.073159 1.058073 1.014928	6,860,701.851 8,159,960.646 9,526,892.968 11,992,157.973 13,381,067.339 2,413,653
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.137156 1.014278 0.887200 0.678033 0.828893 1.000000	$ $ $ $ $ $	1.383773 1.137156 1.014278 0.887200 0.678033 0.828893	4,471,565.425 4,449,507.723 3,632,635.096 2,600,094.441 2,699,956.636 1,111,468
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.133597 1.051547 0.946634 0.793528 0.963225 1.000000	$ $ $ $ $ $	1.232298 1.133597 1.051547 0.946634 0.793528 0.963225	5,257,684.703 5,734,531.104 6,505,944.943 7,370,909.731 7,362,720.633 1,555,475
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.750266 0.708049 0.670790 0.531264 0.805577 1.000000	$ $ $ $ $ $	0.812430 0.750266 0.708049 0.670790 0.531264 0.805577	3,554,495.767 4,500,568.678 5,399,720.234 6,568,620.095 6,606,539.917 2,315,998

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)

This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(8)	Formerly known as Templeton Great Companies Global.

(9)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(10)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.40%
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.824902 1.797569 1.641130 1.249001 1.540152 1.498085 1.348411 1.126397 1.045922 1.000000	$ $ $ $ $ $ $ $ $ $	2.193294 1.824902 1.797569 1.641130 1.249001 1.540152 1.498085 1.348411 1.126397 1.045922	5,471,806.793 4,125,027.513 2,910,671.174 2,352,209.31 2,685,485.99 3,145,446 2,770,488 2,454,557 5,316,790 279,869
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.014440 0.930724 0.825138 0.549876 0.621212 0.620833 0.882824 0.539622 0.776606 1.000000	$ $ $ $ $ $ $ $ $ $	1.165870 1.014440 0.930724 0.825138 0.549876 0.621212 0.620833 0.882824 0.539622 0.776606	2,579,371.903 1,118,984.944 852,652.369 403,420.52 439,753.54 425,556 721,091 423,799 1,369,352 190,773
BlackRock High Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.320409 1.318483 1.195654 0.946337 0.973849 0.949440 1.036111 0.989413 1.037515 1.000000	$ $ $ $ $ $ $ $ $ $	1.425388 1.320409 1.318483 1.195654 0.946337 0.973849 0.949440 1.036111 0.989413 1.037515	2,286,017.153 2,135,403.233 1,748,998.999 1,265,444.59 1,372,628.95 1,592,384 1,566,347 1,743,155 5,690,547 296,792
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.094261 1.065370 0.948383 0.746690 0.939214 1.000000	$ $ $ $ $ $	1.291591 1.094261 1.065370 0.948383 0.746690 0.939214	216,141.200 232,219.893 122,755.323 125,772.930 49,098.075 19,688
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.220383 1.176448 1.087333 0.896994 1.000000	$ $ $ $ $	1.317265 1.220383 1.176448 1.087333 0.896994	678,660.449 640,764.367 220,854.159 21,279.795 9,634.988
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.294993 1.169884 1.038925 .0805402 1.000000	$ $ $ $ $	1.476629 1.294993 1.169884 1.038925 .0805402	4,495,555.162 1,806,201.539 711,134.708 402,600.649 296,108.083
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.244946 1.174865 1.069495 0.868490 1.000000	$ $ $ $ $	1.368733 1.244946 1.174865 1.069495 0.868490	3,214,671.940 1,157,224.631 721,420.221 272,987.555 49,393.190
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.278529 1.179485 1.053363 0.839908 1.000000	$ $ $ $ $	1.435364 1.278529 1.179485 1.053363 0.839908	5,426,854.030 2,245,958.570 1,954,883.071 599,107.563 393,043.048
BlackRock Large Cap Value - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.513729 1.323836 1.134367 0.886287 1.047563 1.081878 1.000000	$ $ $ $ $ $ $	1.745501 1.513729 1.323836 1.134367 0.886287 1.047563 1.081878	820,763.770 546,559.234 239,672.730 328,517.577 448,557.324 321,552 49,102

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.448193 1.332782 1.218897 0.898194 1.131675 1.280261 1.534754 1.051197 1.000000	$ $ $ $ $ $ $ $ $	1.632783 1.448193 1.332782 1.218897 0.898194 1.131675 1.280261 1.534754 1.051197	2,181,469.142 1,459,935.409 1,183,352.134 862,968.515 958,489.108 964,878 930,391 447,744 2,154,770
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	0.971090 0.926223 0.855645 0.635616 0.845807 0.887757 0.964682 1.122170 1.000000	$ $ $ $ $ $ $ $ $	1.054511 0.971090 0.926223 0.855645 0.635616 0.845807 0.887757 0.964682 1.122170	4,185,036.158 1,718,707.359 1,235,003.428 1,215,950.213 1,382.071.791 1,542,639 1,588,618 316,391 175,738
Capital Guardian Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.939572 2.767270 2.404464 1.811637 2.316504 2.202884 2.115695 2.208027 2.086130 1.951455	$ $ $ $ $ $ $ $ $ $	3.377360 2.939572 2.767270 2.404464 1.811637 2.316504 2.202884 2.115695 2.208027 2.086130	2,224,924.317 2,050,334.991 1,375,799.739 1,199,667.483 1,284,593.254 1,318,423 1,205,797 961,278 3,058,827 185,607
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.825716 1.631387 1.245119 0.930127 1.000000	$ $ $ $ $	2.561764 1.825716 1.631387 1.245119 0.930127	339,221.434 210,464.438 227,875.411 148,962.732 290,951.386
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.480999 1.451467 1.325747 1.042538 1.401905 1.615156 1.838549 1.574288 1.217647 1.140312	$ $ $ $ $ $ $ $ $ $	1.684237 1.480999 1.451467 1.325747 1.042538 1.401905 1.615156 1.838549 1.574288 1.217647	5,763,390.084 2,997,231.217 2,591,428.094 2,392,308.579 2,763,540.698 3,498,073 3,848,389 3,001,172 4,212,857 517,261
Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	0.910023 0.810917 0.753515 0.593335 0.868714 1.081530 1.240246 1.197456 1.156993 1.103566	$ $ $ $ $ $ $ $ $ $	0.915116 0.910023 0.810917 0.753515 0.593335 0.868714 1.081530 1.240246 1.197456 1.156993	2,251,668.880 1,911,021.817 971,713.348 675,300.157 872,194.727 1,144,267 1,128,456 941,151 4,355,755 278,939
Legg Mason Partners All Cap - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.136546 1.107261 1.028766 0.771838 1.039580 1.032666 1.000000	$ $ $ $ $ $ $	1.328898 1.136546 1.107261 1.028766 0.771838 1.039580 1.032666	916,153.845 619,924.943 547,285.903 544,737.176 512,988.743 480,533 345,974

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $	1.219659 1.214656 1.122105 0.966374 0.960010 0.938048 1.003083 0.960378 1.000000	$ $ $ $ $ $ $ $ $	1.334548 1.219659 1.214656 1.122105 0.966374 0.960010 0.938048 1.003083 0.960378	1,416,497.613 594,717.388 634,725.389 1,050,654.492 892,285.770 777,202 708,577 625,740 277,923
MFS International Equity - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.993791 0.892808 0.791771 0.640777 0.833205 1.000000	$ $ $ $ $ $	1.206202 0.993791 0.892808 0.791771 0.640777 0.833205	752,716.311 398,254.261 342,560.610 317,202.291 105,277.157 15,089
Marsico Growth - Initial Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.836629 0.781242 0.705753 0.566427 0.775980 0.916033 1.000000	$ $ $ $ $ $ $	0.869361 0.836629 0.781242 0.705753 0.566427 0.775980 0.916033	1,772,530.188 1,044,849.764 1,069,522.114 443,622.424 173,391.851 219,401 227,698
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.132042 1.121717 1.088527 1.052178 1.000000	$ $ $ $ $	1.163454 1.132042 1.121717 1.088527 1.052178	1,713072.241 1,182,789.326 714,569.883 679,841.292 383,157.619
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	2.912133 2.836258 2.505001 2.022500 2.352249 2.334702 2.107761 2.061049 1.925022 1.757991	$ $ $ $ $ $ $ $ $ $	3.416636 2.912133 2.836258 2.505001 2.022500 2.352249 2.334702 2.107761 2.061049 1.925022	3,880,414.306 2,901,223.591 2,405,871.694 2,012,238.972 2,305,320.429 2,657,580 2,368,905 1,874,944 5,183,439 399,677
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	3.028461 2.892491 2.669933 2.070419 2.719986 3.066258 3.124914 2.587405 2.043487 1.905196	$ $ $ $ $ $ $ $ $ $	3.386439 3.028461 2.892491 2.669933 2.070419 2.719986 3.066258 3.124914 2.587405 2.043487	3,211,774.207 2,122,403.723 1,838,769.395 1,475,237.991 1,650,907.529 2,082,841 2,178,410 1,602,289 3,959,439 275,874
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.897026 0.822294 0.755520 0.545628 0.761551 0.855380 1.000000	$ $ $ $ $ $ $	0.916411 0.897026 0.822294 0.755520 0.545628 0.761551 0.855380	1,160,090.996 746,804.266 849,613.731 759,170.973 782,115.606 1,016.760 350,710
Templeton Transamerica Global - Initial Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.598455 0.564642 0.753804 0.603147 0.779219 0.950187 1.000000	$ $ $ $ $ $ $	0.701120 0.598455 0.564642 0.753804 0.603147 0.779219 0.950187	1,154,869.996 544,766.618 683,725.360 23,897.182 9,359.356 9,361 1,000
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.232622 1.157655 1.056091 0.940213 1.000000	$ $ $ $ $	1.326575 1.232622 1.157655 1.056091 0.940213	29,095.389 21,211.314 35,768.079 17,469.432 17,569.282

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.287698 1.256871 1.126105 0.923378 1.000000	$ $ $ $ $	1.408357 1.287698 1.256871 1.126105 0.923378	365,045.805 281,000.820 123,889.430 20,586.219 7,072.662
Transamerica Equity - Initial Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.879044 0.764836 0.669708 0.517494 0.674851 0.830824 1.000000	$ $ $ $ $ $ $	0.942483 0.879044 0.764836 0.669708 0.517494 0.674851 0.830824	17,877,765.952 1,454,174.264 1,198,536.722 526,521.398 527,306.871 472,555 271,624
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.596837 1.393038 1.211201 0.936005 1.107646 1.000000	$ $ $ $ $ $	1.655196 1.596837 1.393038 1.211201 0.936005 1.107646	442,810.639 226,788.876 225,981.082 27,264.422 59,324.891 22,959
Transamerica Money Market - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.372479 1.352646 1.357996 1.366869	$ $ $ $	1.417616 1.372479 1.352646 1.357996	2,779,611.765 1,423,698.980 1,018,390.959 936,182.839
Transamerica Science and Technology - Initial Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.754243 0.749322 0.703168 0.472335 0.773994 1.000000	$ $ $ $ $ $	0.751331 0.754243 0.749322 0.703168 0.472335 0.773994	93,523.998 26,740.749 37,685.876 60,277.607 3,982.531 12,144
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	4.575107 4.084993 3.560345 1.891803 3.168906 2.495215 2.278888 1.781970 1.851229 1.763002	$ $ $ $ $ $ $ $ $ $	5.326698 4.575107 4.084993 3.560345 1.891803 3.168906 2.495215 2.278888 1.781970 1.851229	2,860,344.804 2,558,326.072 2,176,672.064 1,527,621.090 1,831,806.132 2,320,400 2,058,766 1,327,061 4,007,193 427,723
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.538696 1.526143 1.498190 1.475683 1.414117 1.364481 1.255919 1.283878 1.215033 1.156486	$ $ $ $ $ $ $ $ $ $	1.567147 1.538696 1.526143 1.498190 1.475683 1.414117 1.364481 1.255919 1.283878 1.215033	2,238,936.459 1,428,923.629 1,397,152.053 1,409,012.209 1,808,847.947 1,777,913 1,209,211 1,667,132 2,530,595 142,705
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	1.687937 1.504078 1.314348 1.003493 1.225547 1.613169 2.001071 1.529630 1.346560 1.490376	$ $ $ $ $ $ $ $ $ $	2.056012 1.687937 1.504078 1.314348 1.003493 1.225547 1.613169 2.001071 1.529630 1.346560	3,279,109.176 2,369,864.810 2,050,632.390 1,394,729.753 1,518,405.885 2,033,075 1,859,245 1,186,858 3,171,012 396,884

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $	3.175486 2.942759 2.646551 2.216306 2.687589 2.932518 3.160924 2.530280 2.171948 2.073492	$ $ $ $ $ $ $ $ $ $	3.455380 3.175486 2.942759 2.646551 2.216306 2.687589 2.932518 3.160924 2.530280 2.171948	1,853,445.498 1,311,048.973 1,176,069.511 1,023,565.418 1,383,970.858 1,580,916 1,519,535 1,189,043 2,567,842 146,972
Van Kampen MidCap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.753727 0.710611 0.672550 0.532132 0.806099 1.000000	$ $ $ $ $ $	0.816984 0.753727 0.710611 0.672550 0.532132 0.806099	159,691.120 140,566.261 124,703.406 218,506.232 138,342,162 44,660
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.031447 1.025525 1.010586 1.000000	$ $ $ $	1.048367 1.031447 1.025525 1.010586	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.132885 1.089564 0.996809 0.758298 1.000000	$ $ $ $ $	1.261880 1.132885 1.089564 0.996809 0.758298	288,011.782 232,057.944 112,302.389 91,305.253 3,421.359
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.135225 1.060132 1.010990 0.793548 1.000000	$ $ $ $ $	1.187421 1.135225 1.060132 1.010990 0.793548	30,358.311 4,788.953 0.000 0.000 99.850
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.046993 1.014966 0.925364 0.709849 0.925978 1.000000	$ $ $ $ $ $	1.207946 1.046993 1.014966 0.925364 0.709849 0.925978	437,508.667 394,866.160 319,616.621 348,986.452 323,504.578 154,396
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.858880 0.758307 0.709730 0.583349 0.855309 1.000000	$ $ $ $ $ $	0.841626 0.858880 0.758307 0.709730 0.583349 0.855309	291,587.041 292,049.510 117,178.671 218,821.285 219,070.717 93,895
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.172486 1.019188 0.897454 0.709863 0.796290 0.922538 1.000000	$ $ $ $ $ $ $	1.288533 1.172486 1.019188 0.897454 0.709863 0.796290 0.922538	1,906,492.672 1,341,014.381 948,527.350 845,177.760 598,150.543 451,182 249,903
Fidelity -VIP Equity-Income Portfolio -Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.212580 1.164636 1.061718 0.827945 1.013361 1.084290 1.000000	$ $ $ $ $ $ $	1.434215 1.212580 1.164636 1.061718 0.827945 1.013361 1.084290	737,661.535 865,129.504 641,931.367 542,833.388 596,091.862 391,666 48,227
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.825131 0.793008 0.779797 0.596567 0.867866 1.000000	$ $ $ $ $ $	0.867250 0.825131 0.793008 0.779797 0.596567 0.867866	184,369.015 186,122.463 46,737.101 52,368.283 52,906.325 52,299

Subaccount		1.40% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.791876 0.738821 0.700898 0.549208 0.714054 0.848316 1.000000	$ $ $ $ $ $ $	0.820943 0.791876 0.738821 0.700898 0.549208 0.714054 0.848316	128,187.178 96,672.848 98,168.070 89,202.199 91,723.824 89,854 108,777
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.835788 1.577251 1.283034 0.941019 1.060517 1.114623 1.000000	$ $ $ $ $ $ $	2.035076 1.835788 1.577251 1.283034 0.941019 1.060517 1.114623	2,234,591.913 1,898,876.480 1,354,304.031 1,209,840.203 1,322,364.598 1,133,980 661,304
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.317677 1.304413 1.161919 0.748696 1.000000	$ $ $ $ $	1.507568 1.317677 1.304413 1.161919 0.748696	508,292.982 230,735.447 152,567.995 36,688.153 3,244.389
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.496441 0.449324 0.378196 0.284558 0.401433 0.673903 1.000000	$ $ $ $ $ $ $	0.554748 0.496441 0.449324 0.378196 0.284558 0.401433 0.673903	161,657.113 167,440.444 72,962.568 66,040.650 68,017.175 144,765 32,897
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	1.196244 1.102643 0.949174 0.681560 0.902500 0.998916 1.000000	$ $ $ $ $ $ $	1.357503 1.196244 1.102643 0.949174 0.681560 0.902500 0.998916	199,140.693 169,657.276 65,340.006 78,661.551 94,228.378 386,453 30,695
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	0.585137 0.562018 0.545222 0.446997 0.610114 0.799555 1.000000	$ $ $ $ $ $ $	0.680590 0.585137 0.562018 0.545222 0.446997 0.610114 0.799555	368,512.466 236,405.689 214,079.914 211,192.705 261,813.956 252,062 102,305
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.066994 1.030063 0.983457 0.747360 1.000000	$ $ $ $ $	1.188363 1.066994 1.030063 0.983457 0.747360	86,850.831 33,500.165 28,745.158 21,314.044 23,176.865
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.163589 1.149960 1.050284 0.918050 1.000000	$ $ $ $ $	1.280957 1.163589 1.149960 1.050284 0.918050	383,392.774 315,700.205 194,030.298 45,888.954 54,764.193

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)

This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(8)	Formerly known as Templeton Great Companies Global.

(9)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(10)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.30%
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I. Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.180417 1.161590 1.059451 0.805505 1.000000	$ $ $ $ $	1.420094 1.180417 1.161590 1.059451 0.805505	2,648,655.884 2,907,096.139 3,361,070.025 3,414,445.67 2,171,702.06
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.488268 1.364102 1.208156 0.804321 1.000000	$ $ $ $ $	1.712096 1.488268 1.364102 1.208156 0.804321	787,572.076 644,526.632 346,775.546 300,020.86 47,143.40
BlackRock High Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.332101 1.328841 1.203853 0.951877 1.000000	$ $ $ $ $	1.439422 1.332101 1.328841 1.203853 0.951877	501,415.546 432,007.433 422,542.874 465,041.55 338,904.90
American Century Large Company Value - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.417763 1.383150 1.233271 1.000000	$ $ $ $	1.671730 1.417763 1.383150 1.233271	152,170.517 235,782.113 188,929.190 0.000
Asset Allocation Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.297758 1.251868 1.158727 1.000000	$ $ $ $	1.398275 1.297758 1.251868 1.158727	3,886,872.531 1,677,885.584 428,274.768 0.000
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.551604 1.404276 1.248932 1.000000	$ $ $ $	1.765771 1.551604 1.404276 1.248932	938,513.095 329,338.607 126,415.690 87,264.977
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.369719 1.295146 1.180666 1.000000	$ $ $ $	1.503812 1.369719 1.295146 1.180666	7,909,362.255 4,927,623.769 1,338,727.609 128,668.868
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.461149 1.349136 1.207772 1.000000	$ $ $ $	1.637730 1.461149 1.349136 1.207772	13,522,017.467 6,357,297.689 981,191.180 0.000
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.032112	579,214.515
BlackRock Large Cap Value - Service Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.677743 1.468479 1.260709 1.000000	$ $ $ $	1.931542 1.677743 1.468479 1.260709	187,897.814 67,966.537 7,722.368 0.000
Capital Guardian Global - Service Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003	$ $ $ $	1.554244 1.432568 1.312143 1.000000	$ $ $ $	1.749122 1.554244 1.432568 1.312143	144,639.962 53,616.520 0.000 0.000
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003	$ $ $ $	1.415922 1.352264 1.251112 1.000000	$ $ $ $	1.535708 1.415922 1.352264 1.251112	79,118.807 76,586.316 0.000 0.000
Capital Guardian Value - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.566401 1.475955 1.284690 1.000000	$ $ $ $	1.796930 1.566401 1.475955 1.284690	75,502.649 70,299.040 1,273.373 1,275.931
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.855246 1.660425 1.269513 1.000000	$ $ $ $	2.599171 1.855246 1.660425 1.269513	32,510.516 13,804.873 1,270.494 1,273.045
JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.355718 1.330739 1.217705 1.000000	$ $ $ $	1.538626 1.355718 1.330739 1.217705	161,462.875 217,023.827 158,504.779 0.000
Jennison Growth - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.451445 1.295150 1.205162 1.000000	$ $ $ $	1.455795 1.451445 1.295150 1.205162	18,190.551 0.000 0.000 0.000

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Legg Mason Partners All Cap - Service Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.407373 1.373361 1.277605 1.000000	$ $ $ $	1.643512 1.407373 1.373361 1.277605	305,464.369 366,245.080 277,326.833 48,001.647
MFS High Yield - Service Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003	$ $ $ $	1.177206 1.174817 1.086836 1.000000	$ $ $ $	1.285516 1.177206 1.174817 1.086836	34,996.964 34,620.209 1,454.090 1,457.012
MFS International Equity - Service Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.573346 1.417665 1.257247 1.000000	$ $ $ $	1.909198 1.573346 1.417665 1.257247	111,225.153 11,388.922 9,149.813 650.772
Marsico Growth - Service Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.408780 1.318758 1.192513 1.000000	$ $ $ $	1.462445 1.408780 1.318758 1.192513	565,971.364 598,783.292 263,698.513 99,540.462
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.048392 1.040825 1.011723 1.000000	$ $ $ $	1.075309 1.048392 1.040825 1.011723	289,909.893 217,093.216 56,159.850 7,695.212
T. Rowe Price Equity Income - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.412035 1.377884 1.218401 1.000000	$ $ $ $	1.654712 1.412035 1.377884 1.218401	84,401.342 60,489.347 39,245.791 0.000
T. Rowe Price Growth Stock - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.372412 1.312796 1.213849 1.000000	$ $ $ $	1.532844 1.372412 1.312796 1.213849	24,087.959 14,879.622 23,075.489 0.000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.580617 1.450314 1.334243 1.000000	$ $ $ $	1.612498 1.580617 1.450314 1.334243	273,536.450 308,970.480 260,664.647 0.000
Templeton Transamerica Global - Service Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003	$ $ $ $	1.149052 1.085463 1.207910 1.000000	$ $ $ $	1.343616 1.149052 1.085463 1.207910	98,408.747 39,675.734 0.000 0.000
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.280899 1.203735 1.099798 1.000000	$ $ $ $	1.375028 1.280899 1.203735 1.099798	78,317.905 37,777.859 37,792.201 37,808.010
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003	$ $ $ $	1.317623 1.289055 1.155678 1.000000	$ $ $ $	1.439300 1.317623 1.289055 1.155678	106,058.671 22,150.089 0.000 0.000
Transamerica Equity - Service Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.588512 1.383835 1.212483 1.000000	$ $ $ $	1.699640 1.588512 1.383835 1.212483	76,768.881 41,686.004 36,633.042 0.000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.649588 1.441358 1.253265 1.000000	$ $ $ $	1.708229 1.649588 1.441358 1.253265	0.000 0.000 4,881.796 0.000
Transamerica Money Market - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.002241 0.989235 0.994632 1.000000	$ $ $ $	1.033653 1.002241 0.989235 0.994632	735,478.334 302,849.462 99,495.771 0.000
Transamerica Science and Technology - Service Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.396058 1.388348 1.307629 1.000000	$ $ $ $	1.388698 1.396058 1.388348 1.307629	0.000 0.000 0.000 0.000
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	113,369.453 74,528.813 2,362.731 93,421.703

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Active International Allocation - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.684932 1.502279 1.315176 1.000000	$ $ $ $	2.049025 1.684932 1.502279 1.315176	263,302.727 194,154.044 169,126.161 0.000
Van Kampen Large Cap Core - Service Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.378817 1.279936 1.152270 1.000000	$ $ $ $	1.498128 1.378817 1.279936 1.152270	5,267.910 0.000 0.000 0.000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003	$ $ $ $	1.331937 1.257274 1.191283 1.000000	$ $ $ $	1.441000 1.331937 1.257274 1.191283	22,163.613 16,840.027 2,523.381 0.000
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.019980 1.013133 0.997393 1.000000	$ $ $ $	1.037718 1.019980 1.013133 0.997393	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.136976 1.092421 0.998447 0.758797 1.000000	$ $ $ $ $	1.267676 1.136976 1.092421 0.998447 0.758797	512,366.564 594,234.042 631,925.715 637,032.408 369,892.836
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.139348 1.062933 1.012659 0.794074 1.000000	$ $ $ $ $	1.192910 1.139348 1.062933 1.012659 0.794074	36,060.789 57,401.494 66,742.343 85,718.017 74,397.449
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.166530 1.129734 1.028983 0.788553 1.000000	$ $ $ $ $	1.347197 1.166530 1.129734 1.028983 0.788553	632,782.229 491,700.765 476,678.882 591,928.339 386,716.768
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.156857 1.020390 0.954070 0.783412 1.000000	$ $ $ $ $	1.134725 1.156857 1.020390 0.954070 0.783412	447,009.324 448,473.359 830,901.693 784,197.432 337,594.326
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.431098 1.242763 1.093234 0.863856 1.000000	$ $ $ $ $	1.574294 1.431098 1.242763 1.093234 0.863856	1,264,575.302 1,133,572.721 1,017,226.398 1,163,723.293 678,634.412
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.203501 1.154787 1.051697 0.819327 1.000000	$ $ $ $ $	1.424871 1.203501 1.154787 1.051697 0.819327	371,448.076 339,604.423 306,126.791 352,561.273 234,242.883
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.033325 0.992121 0.974625 0.744894 1.000000	$ $ $ $ $	1.087133 1.033325 0.992121 0.974625 0.744894	310,526.836 328,824.419 325,882.574 272,176.821 188,359.748
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.679083 1.441197 1.171204 0.858157 1.000000	$ $ $ $ $	1.863182 1.679083 1.441197 1.171204 0.858157	1,093,006.091 1,183,132.295 1,185,433.830 1,239,687.170 1,070,873.550
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.322459 1.307865 1.163843 0.749188 1.000000	$ $ $ $ $	1.514528 1.322459 1.307865 1.163843 0.749188	782,501.272 913,314.278 950,157.451 891,402.824 659,038.652
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.395231 1.261578 1.060809 0.797389 1.000000	$ $ $ $ $	1.560633 1.395231 1.261578 1.060809 0.797389	15,072.461 82,942.422 159,513.423 151,386.478 57,340.565

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.025549 0.984054 0.953700 0.781122 1.000000	$ $ $ $ $	1.194022 1.025549 0.984054 0.953700 0.781122	460,374.057 474,187.759 572,726.174 544,209.967 293,214.223
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.070861 1.032777 0.985079 0.747860 1.000000	$ $ $ $ $	1.193842 1.070861 1.032777 0.985079 0.747860	325,379.535 281,556.736 334,379.449 278,449.912 160,754.242
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.167818 1.153001 1.052023 0.918659 1.000000	$ $ $ $ $	1.286878 1.167818 1.153001 1.052023 0.918659	744,289.126 459,483.215 412,928.596 486,595.310 255,922.368
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.210492 1.177364 1.047037 0.823545 1.000000	$ $ $ $ $	1.430194 1.210492 1.177364 1.047037 0.823545	348,125.937 279,935.440 196,899.069 221,015.018 137,071.187
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.224786 1.179538 1.089116 0.897589 1.000000	$ $ $ $ $	1.323313 1.224786 1.179538 1.089116 0.897589	3,309,182.671 1,586,674.001 1,760,242.980 1,906,847.172 876,495.345
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.299672 1.172954 1.040631 0.805934 1.000000	$ $ $ $ $	1.483425 1.299672 1.172954 1.040631 0.805934	1,695,508.291 1,716,854.272 2,020,827.821 1,664,016.395 854,486.148
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.249478 1.177978 1.071274 0.869075 1.000000	$ $ $ $ $	1.375068 1.249478 1.177978 1.071274 0.869075	8,086,436.726 6,717,430.594 6,823,843.260 6,650,434.374 2,846,225.738
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.283146 1.182586 1.055085 0.840459 1.000000	$ $ $ $ $	1.441971 1.283146 1.182586 1.055085 0.840459	5,592,495.323 6,442,745.044 6,356,501.372 5,804,645.957 3,357,597.700
BlackRock Large Cap Value - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.387034 1.211837 1.037373 0.809708 1.000000	$ $ $ $ $	1.600985 1.387034 1.211837 1.037373 0.809708	356,729.526 420,662.551 465,807.376 443,493.164 236,553.168
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.307639 1.202232 1.098404 0.808601 1.000000	$ $ $ $ $	1.475760 1.307639 1.202232 1.098404 0.808601	1,056,272.173 973,075.229 955,599.429 830,077.482 625,870.167
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.213677 1.156474 1.067291 0.792055 1.000000	$ $ $ $ $	1.319231 1.213677 1.156474 1.067291 0.792055	1,339,022.026 1,203,195.773 1,611,534.272 1,649,789.133 1,226,256.128
Capital Guardian Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.269220 1.193653 1.036131 0.779903 1.000000	$ $ $ $ $	1.459676 1.269220 1.193653 1.036131 0.779903	1,356,285.387 1,314,986.623 1,508,385.257 1,539,423.862 965,971.937
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.832327 1.635687 1.247170 0.930745 1.000000	$ $ $ $ $	2.573569 1.832327 1.635687 1.247170 0.930745	470,126.875 493,157.934 527,534.266 494,319.066 292,267.526

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.143780 1.119870 1.021871 0.802779 1.000000	$ $ $ $ $	1.302033 1.143780 1.119870 1.021871 0.802779	398,254.033 481,878.811 429,131.773 444,036.351 248,378.848
Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.159008 1.031770 0.957795 0.753450 1.000000	$ $ $ $ $	1.166632 1.159008 1.031770 0.957795 0.753450	174,247.336 116,717.978 133,750.390 133,010.504 76,322.248
Legg Mason Partners All Cap - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.135338 1.105003 1.025659 0.768745 1.000000	$ $ $ $ $	1.328787 1.135338 1.105003 1.025659 0.768745	943,616.981 952,347.725 1,182,161.415 1,090,111.057 422,351.461
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002	$ $ $ $ $	1.252826 1.246462 1.150343 0.989712 0.954934	$ $ $ $ $	1.372181 1.252826 1.246462 1.150343 0.989712	658,632.668 683,544.972 835,611.020 853,805.903 426,277.791
MFS International Equity - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.231481 1.105264 0.979225 0.791709 1.000000	$ $ $ $ $	1.496170 1.231481 1.105264 0.979225 0.791709	442,854.473 473,430.930 468,813.006 483,606.412 201,773.940
Marsico Growth - Initial Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003	$ $ $ $	1.418087 1.322924 1.193911 1.000000	$ $ $ $	1.475008 1.418087 1.322924 1.193911	626,726.179 508,575.894 31,344.704 51,120.812
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.136148 1.124682 1.090330 1.052874 1.000000	$ $ $ $ $	1.168829 1.136148 1.124682 1.090330 1.052874	3,620,587.833 3,517,784.087 3,617,838.035 3,612,769.754 2,318,021.651
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.214671 1.181867 1.042793 0.841110 1.000000	$ $ $ $ $	1.426503 1.214671 1.181867 1.042793 0.841110	1,574,277.610 1,838,223.059 1,620,842.533 1,818,429.181 1,068,795.427
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.199234 1.144273 1.055194 0.817448 1.000000	$ $ $ $ $	1.342311 1.199234 1.144273 1.055194 0.817448	1,056,550.111 1,220,627.660 1,496,073.109 1,435,087.254 853,039.860
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.226760 1.123465 1.031215 0.744004 1.000000	$ $ $ $ $	1.254498 1.226760 1.123465 1.031215 0.744004	719,982.672 884,833.769 951,825.476 1,060,864.160 539,694.275
Templeton Transamerica Global - Initial Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.184338 1.116318 1.033137 0.825826 1.000000	$ $ $ $ $	1.388874 1.184338 1.116318 1.033137 0.825826	107,515.521 42,495.629 18,101.734 18,876.611 25,480.593
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.237092 1.160714 1.057833 0.940839 1.000000	$ $ $ $ $	1.332696 1.237092 1.160714 1.057833 0.940839	73,801.759 83,067.528 85,354.474 100,544.543 63,625.690
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.292368 1.260191 1.127956 0.923984 1.000000	$ $ $ $ $	1.414865 1.292368 1.260191 1.127956 0.923984	511,587.210 487,124.507 515,791.961 404,453.723 214,322.097

Subaccount		1.30% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002	$ $ $ $ $	1.436101 1.248282 1.091940 0.842931 1.000000	$ $ $ $ $	1.541267 1.436101 1.248282 1.091940 0.842931	744,910.617 649,576.011 686,814.993 206,485.414 154,745.090
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.356483 1.182204 1.026868 0.792775 1.000000	$ $ $ $ $	1.407439 1.356483 1.182204 1.026868 0.792775	473,984.055 429,145.363 484,459.259 166,651.503 162,427.490
Transamerica Money Market - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.006491 0.990971 0.993896 0.999405	$ $ $ $	1.040621 1.006491 0.990971 0.993896	1,670,999.939 882,078.300 802,958.874 682,961.604
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.515446 1.351774 1.176997 0.624786 1.000000	$ $ $ $ $	1.766142 1.515446 1.351774 1.176997 0.624786	154,140.280 165,773.954 177,107.523 184,776.166 270,032.372
Transamerica Science and Technology - Initial Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.144051 1.135476 1.064476 0.714332 1.000000	$ $ $ $ $	1.140761 1.144051 1.135476 1.064476 0.714332	101,604.054 110,389.063 101,125.242 44,642.094 18,332.298
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.090697 1.080729 1.059877 1.042912 1.000000	$ $ $ $ $	1.111955 1.090697 1.080729 1.059877 1.042912	1,749,934.021 1,691,953.248 1,656,064.059 1,655,492.145 1,389,505.540
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.390238 1.237571 1.080388 0.824046 1.000000	$ $ $ $ $	1.695068 1.390238 1.237571 1.080388 0.824046	675,580.718 533,353.634 307,262.736 257,636.614 99,636.670
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.255965 1.162777 1.044706 0.874009 1.000000	$ $ $ $ $	1.368013 1.255965 1.162777 1.044706 0.874009	264,793.921 263,704.550 277,444.584 268,697.734 214,769.043
Van Kampen MidCap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002	$ $ $ $ $	1.028462 0.968672 0.915881 0.723956 1.000000	$ $ $ $ $	1.115871 1.028462 0.968672 0.915881 0.723956	469,414.663 655,196.035 700,102.325 646,387.625 415,655.829

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)

This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(8)	Formerly known as Templeton Great Companies Global.

(9)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(10)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

Subaccount		1.25%
	Year	Beginning AUV		Ending AUV		# Units
BlackRock Basic Value V.I Fund(1) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.163140 1.144027 1.042915 0.792544 0.975841 1.000000	$ $ $ $ $ $	1.400005 1.163140 1.144027 1.042915 0.792544 0.975841	3,728,949.550 3,948,395.889 4,318,898.00 4,288,462.40 4,170,511.78 891,090
BlackRock Global Allocation V.I Fund(2) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.611945 1.476737 1.307272 0.869886 0.981284 1.000000	$ $ $ $ $ $	1.855294 1.611945 1.476737 1.307272 0.869886 0.981284	511,552.667 260,220.675 148,216.67 39,321.46 39,818.21 1,000
BlackRock High Income V.I Fund(3) Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.333658 1.329750 1.204082 0.951595 0.977820 1.000000	$ $ $ $ $ $	1.441806 1.333658 1.329750 1.204082 0.951595 0.977820	1,269,285.254 1,392,488.735 1,260,738.65 1,249,778.43 1,369,869.11 274,630
American Century Large Company Value - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.101883 1.071206 0.952152 0.748541 0.940149 1.000000	$ $ $ $ $ $	1.302518 1.101883 1.071206 0.952152 0.748541 0.940149	542,614.438 594,087.848 651,845.687 611,913.894 580,090.907 92,008
Asset Allocation - Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.227011 1.181090 1.090010 0.897884 1.000000	$ $ $ $ $	1.326374 1.227011 1.181090 1.090010 0.897884	1,465,658.037 891,891.143 438,641.080 393,484.536 99.910
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.302034 1.174501 1.041488 0.806199 1.000000	$ $ $ $ $	1.486851 1.302034 1.174501 1.041488 0.806199	855,030.567 300,581.621 87,747.507 234,637.209 230,786.046
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.251752 1.179545 1.072164 0.869359 1.000000	$ $ $ $ $	1.378257 1.251752 1.179545 1.072164 0.869359	2,207,404.606 2,216,653.107 2,391,625.786 1,515,767.344 394,905.744
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.285492 1.184162 1.055976 0.840747 1.000000	$ $ $ $ $	1.445324 1.285492 1.184162 1.055976 0.840747	2,338,315.700 2,030,869.964 2,585,982.521 1,079,814.916 243,545.678
International Moderate Growth Fund – Service Class Subaccount Inception Date May 1, 2006	2006		$1.000000		$1.032458	0.000
BlackRock Large Cap Value - Initial Class(4) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.373411 1.199353 1.026183 0.800587 0.944875 1.000000	$ $ $ $ $ $	1.586029 1.373411 1.199353 1.026183 0.800587 0.944875	530,359.376 645,519.887 524,333.478 323,754.130 345,911.748 78,055
Capital Guardian Global - Initial Class Subaccount Inception Date February 2, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.126627 1.035306 0.945434 0.695651 0.875178 1.000000	$ $ $ $ $ $	1.272097 1.126627 1.035306 0.945434 0.695651 0.875178	508,116.936 653,325.329 478,811.233 317,797.340 326,603.536 13,935
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date July 1, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.091494 1.039535 0.958896 0.711263 0.945070 1.000000	$ $ $ $ $ $	1.187015 1.091494 1.039535 0.958896 0.711263 0.945070	1,017,289.771 954,865.704 1,088,817.710 1,074,544.413 1,041,318.861 93,088

Subaccount		1.25% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Capital Guardian Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.306178 1.227809 1.065254 0.801427 1.023245 1.000000	$ $ $ $ $ $	1.502922 1.306178 1.227809 1.065254 0.801427 1.023245	1,896,311.859 1,821,770.604 2,028,613.426 1,651,529.668 1,660,061.823 311,539
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.835653 1.637853 1.248199 0.931052 1.000000	$ $ $ $ $	2.579503 1.835653 1.637853 1.248199 0.931052	150,952.407 76,193.806 52,452.469 48,955.630 16,861.570
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.955422 0.934991 0.852747 0.669596 0.899067 1.000000	$ $ $ $ $ $	1.088148 0.955422 0.934991 0.852747 0.669596 0.899067	1,490,599.505 959,649.992 845,403.520 728,148.836 744,144.999 170,071
Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.919997 0.818602 0.759530 0.597188 0.873072 1.000000	$ $ $ $ $ $	0.926507 0.919997 0.818602 0.759530 0.597188 0.873072	225,598.003 193,613.176 130,410.962 5,878.870 26,824.008 10,086
Legg Mason Partners All Cap - Initial Class(5) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.040511 1.012203 0.939060 0.703500 0.946133 1.000000	$ $ $ $ $ $	1.218398 1.040511 1.012203 0.939060 0.703500 0.946133	1,110,594.711 1,106,429.851 1,190,868.567 1,227,481.355 1,326,410.487 277,733
MFS High Yield - Initial Class Subaccount Inception Date June 2, 1998	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.253150 1.246176 1.149503 0.988505 0.980546 1.000000	$ $ $ $ $ $	1.373205 1.253150 1.246176 1.149503 0.988505 0.980546	945,006.421 958,814.443 1,039,048.714 945,857.760 668,239.890 128,926
MFS International Equity - Initial Class(6) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.000666 0.897669 0.794901 0.642367 0.834029 1.000000	$ $ $ $ $ $	1.216347 1.000666 0.897669 0.794901 0.642367 0.834029	991,642.666 1,063,768.216 756,138.449 883,158.814 564,907.520 245,426
Marsico Growth - Initial Class(7) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.959028 0.894235 0.806626 0.646422 0.884268 1.000000	$ $ $ $ $ $	0.998009 0.959028 0.894235 0.806626 0.646422 0.884268	810,347.365 793,861.415 711,432.925 497,779.306 502,530.925 263,027
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.138214 1.126172 1.091227 1.053222 1.000000	$ $ $ $ $	1.171534 1.138214 1.126172 1.091227 1.053222	1,593,652.349 1,131,601.004 1,031,424.520 1,136,788.575 730,334.216
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.231572 1.197716 1.056260 0.851550 0.988919 1.000000	$ $ $ $ $ $	1.447058 1.231572 1.197716 1.056260 0.851550 0.988919	3,039,351.318 2,484,754.294 3,096,980.033 2,561,029.409 2,757,519.217 641,370
T. Rowe Price Growth Stock - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.047441 0.920713 0.920713 0.712910 0.935195 1.000000	$ $ $ $ $ $	1.172985 1.047441 0.998938 0.920713 0.712910 0.935195	2,966,875.977 2,809,414.098 2,455,926.094 2,113,251.130 2,332,528.627 562,032

Subaccount		1.25% (continued)
	Year	Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.132689 1.036804 0.951198 0.685942 0.955974 1.000000	$ $ $ $ $ $	1.158869 1.132689 1.036804 0.951198 0.685942 0.955974	740,864.123 902,884.564 922,663.843 1,082,207.561 1,121,595.884 126,060
Templeton Transamerica Global - Initial Class(8) Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.026448 0.967022 0.894511 0.714658 0.921911 1.000000	$ $ $ $ $ $	1.204306 1.026448 0.967022 0.894511 0.714658 0.921911	269,284.789 174,435.106 134,120.169 112,489.143 105,241.149 34,780
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.239342 1.162240 1.058695 0.941146 1.000000	$ $ $ $ $	1.335781 1.239342 1.162240 1.058695 0.941146	38,754.249 38,851.115 21,572.926 21,679.022 99.910
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.294720 1.261856 1.128889 0.924287 1.000000	$ $ $ $ $	1.418146 1.294720 1.261856 1.128889 0.924287	142,024.649 52,551.206 33,666.427 10,933.864 99.910
Transamerica Equity - Initial Class(9) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.143396 0.993375 0.868532 0.670137 0.872609 1.000000	$ $ $ $ $ $	1.227724 1.143396 0.993375 0.868532 0.670137 0.872609	2,403,831.317 1,193,892.400 1,289,128.283 736,208.988 994,698.989 245,830
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.607904 1.400632 1.215991 0.938318 1.108736 1.000000	$ $ $ $ $ $	1.669130 1.607904 1.400632 1.215991 0.938318 1.108736	579,804.055 677,299.748 726,666.825 266,858.120 298,152.367 103,014
Transamerica Money Market - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003	$ $ $ $	1.020274 1.004042 1.006504 1.011588	$ $ $ $	1.055380 1.020274 1.004042 1.006504	1,244,578.705 733,616.745 714,141.937 760,607.724
Transamerica Science and Technology - Initial Class(10) Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.759472 0.753409 0.705945 0.473501 0.774757 1.000000	$ $ $ $ $ $	0.757657 0.759472 0.753409 0.705945 0.473501 0.774757	96,681.614 85,906.790 86,178.230 113,061.854 102,242.399 118,826
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.421656 1.267497 1.103071 0.585256 0.978906 1.000000	$ $ $ $ $ $	1.657650 1.421656 1.267497 1.103071 0.585256 0.978906	2,979,134.782 2,802,571.422 3,014,770.294 2,672,494.596 3,293,032.918 680,486
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.112738 1.102034 1.080238 1.062441 1.016603 1.000000	$ $ $ $ $ $	1.134988 1.112738 1.102034 1.080238 1.062441 1.016603	2,992,316.908 2,776,720.582 2,808,895.024 3,219,804.739 3,474,144.524 549,854
Van Kampen Active International Allocation - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.150322 1.023500 0.893060 0.680836 0.830259 1.000000	$ $ $ $ $ $	1.403238 1.150322 1.023500 0.893060 0.680836 0.830259	1,464,376.841 1,378,413.110 1,291,814.401 618,179.887 598,957.784 86,172

Subaccount		1.25% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core - Initial Class Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.146722 1.061119 0.952895 0.796805 0.964813 1.000000	$ $ $ $ $ $	1.249638 1.146722 1.061119 0.952895 0.796805 0.964813	2,065,596.044 1,688,849.862 2,036,497.323 1,581,165.185 1,681,401.994 606,384
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.758974 0.714492 0.675216 0.533456 0.806903 1.000000	$ $ $ $ $ $	0.823890 0.758974 0.714492 0.675216 0.533456 0.806903	1,035,665.029 1,203,740.477 1,306,789.911 1,388,594.798 2,204,412.828 377,353
PAM Transamerica U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2006 2005 2004 2003	$ $ $ $	1.034732 1.027279 1.010822 1.000000	$ $ $ $	1.053261 1.034732 1.027279 1.010822	0.000 0.000 0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares Subaccount Inception Date July 3, 1997	2006 2005 2004 2003 2002	$ $ $ $ $	1.139065 1.093885 0.999279 0.759054 1.000000	$ $ $ $ $	1.270636 1.139065 1.093885 0.999279 0.759054	14,194.928 0.000 0.000 0.000 42,461.523
AIM V.I. Capital Appreciation Fund - Series II Shares Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.141419 1.064339 1.013497 0.794340 1.000000	$ $ $ $ $	1.195666 1.141419 1.064339 1.013497 0.794340	44,922.136 0.000 0.000 0.000 99.910
AllianceBernstein Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.054234 1.020495 0.929033 0.711608 0.926892 1.000000	$ $ $ $ $ $	1.218097 1.054234 1.020495 0.929033 0.711608 0.926892	1,939,418.245 2,253,919.210 2,593,744.737 2,960,088.281 2,850,562.724 518,898
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.864830 0.762441 0.712537 0.584791 0.770183 1.000000	$ $ $ $ $ $	0.848701 0.864830 0.762441 0.712537 0.584791 0.856157	721,876.332 921,256.559 1,075,117.181 1,592,267.943 1,546,736.466 509,161
Fidelity VIP - Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.402996 1.217763 1.070719 0.845652 0.947203 1.000000	$ $ $ $ $ $	1.544135 1.402996 1.217763 1.070719 0.845652 0.947203	1,122,649.002 957,736.899 877,701.983 903,636.920 892,593.822 165,537
Fidelity -VIP Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.128753 1.082525 0.985400 0.767303 0.937746 1.000000	$ $ $ $ $ $	1.337042 1.128753 1.082525 0.985400 0.767303 0.937746	523,756.167 476,246.811 564,163.301 594,701.497 550,045.604 76,893
Fidelity -VIP Growth Portfolio - Service Class 2 Subaccount Inception Date May 1, 2001	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.830834 0.797318 0.782870 0.598043 0.868717 1.000000	$ $ $ $ $ $	0.874541 0.830834 0.797318 0.782870 0.598043 0.868717	142,663.614 147,620.614 254,067.164 463,098.979 343,592.321 90,444
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.018922 0.949257 0.899200 0.703559 0.913372 1.000000	$ $ $ $ $ $	1.057895 1.018922 0.949257 0.899200 0.703559 0.913372	97,305.365 104,833.751 107,971.465 108,249.828 209,107.008 32,325

Subaccount		1.25% (continued)
	Year	Beginning AUV		Ending AUV		# Units
Fidelity -VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.792176 1.537512 1.248854 0.914603 1.029218 1.000000	$ $ $ $ $ $	1.989658 1.792176 1.537512 1.248854 0.914603 1.029218	1,370,846.387 1,390,058.699 1,352,964.418 1,353,943.158 1,664,798.002 222,446
Fidelity -VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.324841 1.309575 1.164786 0.749434 1.000000	$ $ $ $ $	1.517999 1.324841 1.309575 1.164786 0.749434	149,505.663 164,785.420 128,750.295 196,260.502 104,084.605
Janus Aspen - Mid Cap Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.958132 0.865925 0.727757 0.546769 0.770183 1.000000	$ $ $ $ $ $	1.072245 0.958132 0.865925 0.727757 0.546769 0.770183	118,849.217 154,137.402 154,620.181 149,425.595 167,137.379 32,357
Janus Aspen - Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	1.209131 1.112886 0.956576 0.685852 0.906817 1.000000	$ $ $ $ $ $	1.374155 1.209131 1.112886 0.956576 0.685852 0.906817	45,552.006 86,934.106 110,995.797 111,127.621 115,229.879 59,102
Janus Aspen -Worldwide Growth Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.807605 0.774544 0.750275 0.614202 0.837086 1.000000	$ $ $ $ $ $	0.940727 0.807605 0.774544 0.750275 0.614202 0.837086	960,049.097 997,700.061 1,064,183.988 1,127,013.431 1,330,626.326 198,635
MFS New Discovery Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.072810 1.034152 0.985901 0.748106 1.000000	$ $ $ $ $	1.196609 1.072810 1.034152 0.985901 0.748106	44,606.892 13,882.640 14,057.930 12,921.904 13,073.612
MFS Total Return Series - Service Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	1.169929 1.154522 1.052890 0.918965 1.000000	$ $ $ $ $	1.289840 1.169929 1.154522 1.052890 0.918965	85,305.983 141,296.068 101,626.459 32,133.945 73,983.989

(1)	Formerly known as Mercury Basic Value V.I. Fund

(2)	Formerly known as Mercury Global Allocation V.I. Fund

(3)	Formerly known as Mercury High Income V.I. Fund

(4)	Formerly known as Mercury Large Cap Value.

(5)	Formerly known as Salomon All Cap.

(6)	Formerly known as American Century International.

(7)

This subaccount was re-opened on May 1, 2003. If you purchased your policy before May 1, 2003, then you may only invest in the Initial Class shares. If you purchased your policy on or after May 1, 2003, you may only invest in Service Class shares.

(8)	Formerly known as Templeton Great Companies Global.

(9)	As of October 27, 2006, Great Companies – America SM and Janus Growth merged into Transamerica Equity. Transamerica Equity is the surviving fund.

(10)	Formerly known as Great Companies – TechnologySM.

Franklin Income Securities Fund – Class 2, Mutual Shares Securities Fund – Class 2, and Templeton Foreign Securities Fund – Class 2 had not commenced operations as of December 31, 2006, therefore, comparable data is not available.

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2006, 2005, and 2004

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties. Also, as discussed in Note 2 to the financial statements, in 2005 Transamerica Life Insurance Company changed its accounting for investment in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

March 13, 2007

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Cash, cash equivalents, and short-term investments	$1,214,965	$326,027
Bonds:
Affiliated entities	501,180	496,081
Unaffiliated	32,103,292	35,355,634
Preferred stocks:
Affiliated entities	1,085	1,085
Unaffiliated	1,689,094	337,338
Common stocks:
Affiliated entities (cost: 2006 - $84,843; 2005 - $84,576)	82,202	74,849
Unaffiliated (cost: 2006 - $366,148; 2005 - $234,927)	393,176	267,414
Mortgage loans on real estate	5,760,667	5,770,723
Real estate:
Home office properties	6,237	6,464
Properties held for production of income	2,466	5,235
Properties held for sale	21,508	22,822
Policy loans	130,144	123,221
Receivable for securities	6,651	13,474
Other invested assets	1,543,092	1,116,749

Total cash and invested assets	43,455,759	43,917,116
Premiums deferred and uncollected	20,444	21,154
Due and accrued investment income	853,244	847,091
Reinsurance balances recoverable	2,914	3,995
Federal and foreign income tax recoverable	—	112,500
Net deferred income tax asset	108,342	116,392
Receivable from parent, subsidiaries, and affiliates	503,881	54,261
Other admitted assets	109,938	192,366
Separate account assets	28,875,013	23,662,198

Total admitted assets	$73,929,535	$68,927,073

3

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,040,838	$4,008,767
Annuity	23,038,230	26,901,713
Accident and health	812,961	714,373
Policy and contract claim reserves:
Life	35,143	37,337
Accident and health	39,502	40,207
Liabilities for deposit-type contracts	7,085,285	7,755,652
Other policyholders’ funds	2,646	2,562
Remittances and items not allocated	167,889	104,925
Borrowed money	493,336	8,492
Asset valuation reserve	803,012	663,191
Interest maintenance reserve	159,356	214,962
Commissions and expense allowances payable on reinsurance assumed	—	101
Other liabilities	522,796	423,773
Reinsurance in unauthorized companies	—	17,264
Funds held under coinsurance and other reinsurance treaties	5,950,970	2,293,431
Transfers from separate accounts due or accrued (including $(477,683) and $(457,793) accrued for expense allowances recognized in reserves, net of reinsured allowances)	(482,082)	(443,974)
Federal and foreign income taxes payable (including $50,291 and $– on realized capital gains (losses) at December 31, 2006 and 2005, respectively)	20,923	—
Payable for securities	90,398	104,111
Payable to affiliates	230,656	—
Separate account liabilities	28,874,898	23,662,141

Total liabilities	71,886,757	66,509,028
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares	3,170	3,170
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued at December 31, 2006 and 42,500 shares authorized, issued and outstanding at December 31, 2005 (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value - $877,550)	1,302	1,302
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares	(58,000)	—
Surplus notes	—	575,000
Paid-in surplus	1,437,768	1,437,996
Unassigned surplus	658,538	400,577

Total capital and surplus	2,042,778	2,418,045

Total liabilities and capital and surplus	$73,929,535	$68,927,073

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$392,558	$734,878	$1,192,921
Annuity	4,322,254	4,191,484	4,972,942
Accident and health	194,973	178,855	175,387
Net investment income	2,376,911	2,390,054	2,380,749
Amortization of interest maintenance reserve	21,795	39,488	32,901
Commissions and expense allowances on reinsurance ceded	187,363	105,759	46,349
Consideration for reinsurance recapture	—	—	286,705
Income from fees associated with investment management, administration and contract guarantees for separate accounts	369,936	276,684	250,567
Reserve adjustments on reinsurance ceded	1,234,064	(219,021)	(125,668)
Coinsurance reserve recapture	—	—	643,279
Income from administrative service agreement	42,513	—	—
Other income	51,256	62,744	60,264

	9,193,623	7,760,925	9,916,396
Benefits and expenses:
Benefits paid or provided for:
Life	115,217	118,906	107,082
Accident and Health	113,547	102,075	101,758
Surrender benefits	7,291,738	5,415,085	4,804,754
Other benefits	1,487,689	1,380,601	1,253,141
Increase (decrease) in aggregate reserves for policies and contracts:
Life	32,072	45,992	408,100
Annuity	(3,863,633)	(1,974,994)	639,283
Accident and health	98,588	86,538	97,704

	5,275,218	5,174,203	7,411,822
Insurance expenses:
Commissions	435,419	425,434	447,710
General insurance expenses	253,636	242,493	226,776
Insurance taxes, licenses, and fees	41,256	27,899	39,458
Net transfers to separate accounts	2,417,521	1,365,516	1,022,189
Reinsurance reserve recapture	—	813	293,942
Other expenses	415,693	230,388	194,270

	3,563,525	2,292,543	2,224,345

Total benefits and expenses	8,838,743	7,466,746	9,636,167

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	354,880	294,179	280,229
Dividends to policyholders	557	455	538

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	354,323	293,724	279,691
Federal income tax expense	136,412	4,302	78,317

Gain from operations before net realized capital gains (losses) on investments	217,911	289,422	201,374
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	114,487	9,223	65,791

Net income	$332,398	$298,645	$267,165

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$2,235	$425	$—	$575,000	$1,361,793	$536,103	$2,475,556
Net income	—	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	52,077	52,077
Nonadmit value of reciprocal ownership	—	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	—	(220,329)	(220,329)
Repayment of surplus in separate accounts	—	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	—	(35,091)	(35,091)
Issuance of common stock in connection with statutory merger	343	—	—	—	—	(343)	—
Capital contribution	—	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	39,668	39,668
Change in other nonadmitted assets	—	—	—	—		(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	—	(146,776)	(146,776)
Repayment of surplus in separate accounts	—	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	—	34,505	34,505
Cumulative effect of change in accounting principle	—	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	—	(1,812)	343	—
Return of capital	—	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045
Cumulative effect of change in accounting principle	—	—	—	—	—	(1,665)	(1,665)
Net income	—	—	—	—	—	332,398	332,398
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	105,010	105,010
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	(3,602)	(3,602)
Change in other nonadmitted assets	—	—	—	—	—	(98,040)	(98,041)
Change in asset valuation reserve	—	—	—	—	—	(139,821)	(139,821)
Repayment of surplus in separate accounts	—	—	—	—	—	79	79
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	17,264	17,264
Change in net deferred income tax asset	—	—	—	—	—	91,021	91,021
Reinsurance transactions	—	—	—	—	—	4,640	4,640
Dividend to stockholders	—	—	—	—	—	(69,803)	(69,803)
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	(58,000)
Correction of prior period error	—	—	—	—	—	20,480	20,480
Repayment of surplus notes	—	—	—	(575,000)	—	—	(575,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	(228)	—	(228)

Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$4,910,880	$5,105,476	$6,336,849
Net investment income	2,490,060	2,466,077	2,276,092
Miscellaneous income	1,972,319	259,085	1,143,613
Benefit and loss related payments	(10,395,471)	(7,792,780)	(6,599,811)
Net transfers to separate accounts	(2,326,426)	(1,199,281)	(903,618)
Commissions, expenses paid, and aggregate write-ins for deductions	(1,155,948)	(985,993)	(919,570)
Dividends paid to policyholders	(523)	(584)	(618)
Federal and foreign income taxes paid	(53,236)	(175,128)	(104,543)

Net cash (used in) provided by operating activities	(4,558,345)	(2,323,128)	1,228,394
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	18,812,848	23,151,411	26,928,308
Common stocks	200,499	83,756	324,400
Preferred stocks	398,977	361,028	454,336
Mortgage loans	1,271,404	1,303,236	679,622
Real estate	7,004	15,683	22,678
Other invested assets	346,990	284,913	416,287
Receivable/payable for securities	66,568	17,374	1,145,717
Miscellaneous proceeds	—	11,490	143,374

Total investment proceeds	21,104,290	25,228,891	30,114,722
Cost of investments acquired:
Bonds	(16,845,468)	(20,643,565)	(28,238,630)
Common stock	(361,184)	(106,718)	(410,614)
Preferred stock	(468,081)	(223,919)	(311,727)
Mortgage loans	(1,266,019)	(1,346,022)	(1,116,443)
Real estate	(2,486)	(303)	(34)
Other invested assets	(609,485)	(396,494)	(521,699)
Receivable/payable for securities	—	(1,346,713)	—
Miscellaneous applications	(13,718)	(5,322)	(44,478)

Total cost of investments acquired	(19,566,441)	(24,069,056)	(30,643,625)
Net increase in policy loans	(6,923)	(6,969)	(11,003)

Net cost of investments acquired	(19,573,364)	(24,076,025)	(30,654,628)

Net cash provided by (used in) investing activities	$1,530,926	$1,152,866	$(539,906)

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$—	$490,000
Borrowed funds received	482,624	8,450	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	542,778	(360,558)	(499,262)
Funds held under reinsurance treaty with unauthorized reinsurers	3,654,695	973,428	637,252
Other sources	(88,152)	(74,352)	(174,360)

Total cash provided	4,591,945	546,968	453,630

Other cash applied:
Dividends paid to stockholders	(42,588)	—	(400,000)
Repurchase of surplus notes	(575,000)	—	—
Repurchase of preferred stock	(58,000)
Capital distribution	—	(348,051)	—

Total other cash applied	(675,588)	(348,051)	(400,000)

Net cash provided by financing and miscellaneous activities	3,916,357	198,917	53,630

Net increase (decrease) in cash, cash equivalents and short-term investments	888,938	(971,345)	742,118
Cash, cash equivalents and short-term investments:
Beginning of year	326,027	1,297,372	555,254

End of year	$1,214,965	$326,027	$1,297,372

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$27,215	$—	$—

See accompanying notes.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company's common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued Series B non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC, and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31 2004
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848
TAC	—	152,450
TALIAC	2,857,854	4,013,098
Merger elimination	(51,949)	—

As restated	$6,177,090	$9,916,396

Net income (loss):
Company	$72,538	$140,789
TAC	—	(12,013)
TALIAC	158,430	138,389
Merger elimination	(51,949)	—

As restated	$179,019	$267,165

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

Nature of Business

The Company sells individual non-participating whole life, endowment, and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico, and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses on a statutory basis include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received, and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $1,231,903 of securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies and mutual funds are carried at fair value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are carried at the GAAP basis equity in the underlying net assets and the net unrealized capital gains (losses) are reported in unassigned surplus.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is restricted to trading Primus Guaranty, Ltd., a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to this security. The carrying amount in Primus, which is carried at fair value, as of December 31, 2006 and 2005 was $64,479 and $72,853, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Land is reported at cost. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships in the amount of $2,172, $2,261, and $5,991 during the years ended December 31, 2006, 2005 and 2004, respectively.

As of December 31, 2006, investments in Low Income Housing Tax Credits (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. Prior to December 31, 2006, LIHTC investments were carried at audited GAAP equity.

Other “admitted assets” are valued principally at cost.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common, and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2006 and 2005, the Company excluded investment income due and accrued of $1,299 and $625, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2006 and 2005, derivatives in the amount of $157,037 and $108,923, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident, and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds, and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,875,079, $3,593,932, and $3,133,505 in 2006, 2005, and 2004, respectively. In addition, the Company received $369,936, $276,684, and $250,567 in 2006, 2005, and 2004, respectively, related to fees associated with investment management, administration, and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 and 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(272), $359, and $613 for the years ended December 31, 2006, 2005, and 2004 respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $44, $264, and $0 for years ended December 31, 2006, 2005, and 2004 respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48 and SSAP No. 88 and carried at audited GAAP equity. The cumulative effect is the difference between the audited

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $1,665 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

During 2006, the Company discovered that the Interest Maintenance Reserve (IMR) incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The current year financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus

As of December 31, 2005 the Company had 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that were owned by AEGON. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages, and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2006 and 2005, cumulative unpaid dividends relating to the preferred shares were $23,828 and $13,729, respectively.

The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON USA, Inc., on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON USA, Inc. through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2006 or 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005.

As of December 31, 2005, the Company had surplus notes outstanding in the amount of $575,000 with AEGON USA, Inc. These notes were due 20 years from the date of issuance and were subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock were entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes were made before the holders of common stock became entitled to any distribution of the remaining assets of the Company. On December 19, 2006, the Company repaid the surplus notes with approval from the Iowa Insurance Division.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital and Surplus (continued)

Additional information related to the surplus notes at December 31, 2006 and 2005, are as follows:

December 31, 2006
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$—	$15,996	$65,496	$—
December 30, 2002	6.0	300,000	—	17,450	67,000	—

Total		$575,000	$—	$33,446	$132,496	$—

December 31, 2005
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents, and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions, and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the quoted market price at the balance sheet date. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from or payable to parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from and payable to affiliates are assumed to equal their carrying amount.

Separate accounts: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Surplus notes and borrowed money: Fair values for surplus notes and borrowed money are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents, and short-term investments	$1,214,965	$1,214,965	$326,027	$326,027
Unaffiliated bonds	32,103,292	32,462,380	35,355,634	36,054,870
Unaffiliated preferred stocks	1,689,094	1,773,025	337,338	387,135
Unaffiliated common stocks	393,176	393,176	267,414	267,414
Mortgage loans on real estate	5,760,667	5,863,158	5,770,723	5,957,887
Policy loans	130,144	130,144	123,221	123,221
Interest rate caps	10,793	10,793	25,728	25,728
Swaps	(167,913)	348,111	(134,522)	206,623
Receivable from parents, subsidiaries, and affiliates	503,881	503,881	54,261	54,261
Separate account assets	28,875,013	28,875,013	23,662,198	23,662,198
Liabilities
Investment contract liabilities	29,617,295	30,115,504	31,328,893	31,505,905
Borrowed money	493,336	493,336	8,492	8,492
Surplus notes	—	—	575,000	575,000
Separate account annuity liabilities	22,890,368	22,890,368	20,215,086	20,215,643

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of non-affiliated investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$423,901	$2,140	$876	$5,701	$419,464
State, municipal, and other government	684,807	61,035	1,710	10,418	733,714
Public utilities	2,159,941	85,344	3,766	20,344	2,221,175
Industrial and miscellaneous	18,867,823	549,897	47,310	211,195	19,159,214
Mortgage and other asset-backed securities	9,966,820	46,050	9,222	74,836	9,928,813

	32,103,292	744,466	62,884	322,494	32,462,380
Unaffiliated preferred stocks	1,689,094	94,679	2,098	8,650	1,773,025

	$33,792,386	$839,145	$64,982	$331,144	$34,235,405

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	9,618,701	52,048	62,704	59,805	9,548,240

	35,355,634	1,127,133	269,473	158,424	36,054,870
Unaffiliated preferred stocks	337,338	52,580	1,780	1,003	387,135

	$35,692,972	$1,179,713	$271,253	$159,427	$36,442,005

The Company held bonds and preferred stock at December 31, 2006 and 2005 with a carrying value of $44,139 and $61,497, respectively, and amortized cost of $56,799 and $83,913, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1,502 and 623 securities with a carrying amount of $11,033,069 and $4,015,779 and an unrealized loss of $331,144 and $159,427 with an average price of 97.0 and 95.8 (NAIC market value/amortized cost). Of this portfolio, 94.4% and 92.8% were investment grade with associated unrealized losses of $291,095 and $134,004, respectively.

At December 31, 2006 and 2005, respectively, for securities in an unrealized loss position less than twelve months, the Company held 808 and 1,663 securities with a carrying amount of $5,751,378 and $12,911,044 and an unrealized loss of $64,982 and $271,253 with an average price of 46.7 and 97.8 (NAIC market value/amortized cost). Of this portfolio, 96.8% and 93.7% were investment grade with associated unrealized losses of $52,315 and $232,159, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes, and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The estimated fair value of bonds, common stocks and preferred stocks with gross unrealized losses at December 31, 2006 and 2005 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$101,985	$203,936	$305,921
State, municipal and other government	107,264	103,700	210,964
Public utilities	325,631	618,315	943,946
Industrial and miscellaneous	3,082,806	6,373,498	9,456,304
Mortgage and other asset-backed securities	1,890,306	3,081,179	4,971,485

	5,507,992	10,380,628	15,888,620
Unaffiliated preferred stocks	178,404	321,295	499,699
Unaffiliated common stocks	75,770	—	75,770

	$5,762,166	$10,701,923	$16,464,089

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,345,999	4,120,924	5,466,923

	3,669,498	12,561,465	16,230,963
Unaffiliated preferred stocks	20,355	60,503	80,858
Unaffiliated common stocks	1,367	48,206	49,573

	$3,691,220	$12,670,174	$16,361,394

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,586,577	$1,582,428
Due after one year through five years	9,831,426	9,904,018
Due after five years through ten years	6,486,057	6,523,777
Due after ten years	4,232,412	4,523,344

	22,136,472	22,533,567
Mortgage and other asset-backed securities	9,966,820	9,928,813

	$32,103,292	$32,462,380

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Bonds	$1,908,966	$2,054,492	$2,042,322
Preferred stock	89,786	23,293	32,211
Common stock	5,404	3,688	3,057
Mortgage loans	389,683	383,849	349,988
Real estate	4,238	4,871	6,625
Policy loans	8,501	9,277	6,903
Derivatives	(6,687)	(29,658)	(8,508)
Cash, cash equivalents, and short-term investments	24,043	12,461	12,468
Other	68,733	65,023	42,405

Gross investment income	2,492,667	2,527,296	2,487,471
Less investment expenses	(115,756)	(137,242)	(106,722)

Net investment income	$2,376,911	$2,390,054	$2,380,749

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$20,443,729	$23,512,439	$27,382,644

Gross realized gains	$251,133	$291,791	$377,571
Gross realized losses	(215,545)	(203,370)	(170,327)

Net realized gains	$35,588	$88,421	$207,244

Gross realized losses for the years ended December 31, 2006, 2005, and 2004 include $21,993, $42,184, and $41,722, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2006, investments with an aggregate carrying value of $53,428 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2006	2005	2004
Bonds	$(758)	$97,640	$156,899
Preferred stocks	36,370	(9,219)	50,345
Common stocks	(1,982)	(4,465)	9,300
Mortgage loans on real estate	385	(3,054)	(12,719)
Real estate	515	2,538	6,320
Short-term investments	(5)	(7)	2,113
Derivatives	6,275	(27,493)	(37,464)
Other invested assets	110,648	69,851	40,595

	151,448	125,791	215,389
Tax effect	(50,291)	(53,227)	(50,818)
Transfer to interest maintenance reserve	13,330	(63,341)	(98,780)

Net realized capital gains on investments	$114,487	$9,223	$65,791

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2006	2005	2004
Bonds	$13,177	$(112,374)	$54,762
Preferred stocks	45,805	1,816	8,029
Common stocks	(5,460)	5,085	14,629
Affiliated entities	7,086	2,619	57,132
Other invested assets	116,799	58,498	(33,808)
Derivative instruments	(59,193)	88,809	(40,228)

Change in net unrealized capital gains/losses	$118,214	$44,453	$60,516

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2006	2005
Unrealized gains	$34,180	$35,911
Unrealized losses	(7,153)	(3,424)

Net unrealized gains	$27,027	$32,487

During 2006, the Company issued mortgage loans with interest rates ranging from 5.09% to 7.60% for commercial loans and 6.65% to 8.14% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 86%. Mortgage loans with a carrying amount of $23 were non-income producing for the previous 180 days. Accrued interest of $4 and $157 related to these mortgage loans was excluded from investment income at December 31, 2006 and 2005, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2005, the carry amounts of impaired loans with a related allowance for credit losses were $105 with associated allowances of $104. There were no impaired mortgage loans with a related allowance for credit losses as of December 31, 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2006 or 2005. The average recorded investment in impaired loans during 2006 and 2005 was $17 and $4,766, respectively.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively. There was no interest income on impaired loans recognized nor was there any interest income recognized on a cash basis for the year ended December 31, 2006.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2006	2005	2004
Balance at beginning of period	$104	$8,184	$8,363
Additions, net charged to operations	—	838	13,234
Reduction due to write-downs charged against the allowance	104	7,612	6,300
Recoveries in amounts previously charged off	—	1,306	7,113

Balance at end of period	$—	$104	$8,184

At December 31, 2006 and 2005, the Company had recorded investments in restructured securities of $9,644 and $15,354, respectively. The capital gains taken as a direct result of restructures in 2006 were $4,198. There were no capital gains taken as a direct result of restructures in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2006 and 2005, the Company had no loans for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2006 and 2005 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2006 and 2005, the Company held a mortgage loan loss reserve in the AVR of $172,414 and $143,121, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2006	2005		2006	2005
South Atlantic	22%	23%	Office	35%	36%
Pacific	21	21	Industrial	21	20
Mountain	17	17	Apartment	19	19
Middle Atlantic	15	12	Retail	16	18
E. North Central	10	13	Other	4	4
W. North Central	5	7	Agriculture	4	2
W. South Central	5	3	Medical	1	1
E. South Central	3	2
New England	2	2

For the year ending December 31, 2006, the Company has seven Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from one to twelve and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from five to eighteen years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2008 is $3,361. There were no impairment losses, write-downs, or reclassifications during the year related to any of these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 29 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be marked to fair value through surplus. For the year ended December 31, 2006, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2006 and 2005, the Company has recorded $(27,316) and $(16,971), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2006 and 2005, the Company had replicated assets with a fair value of $170,856 and $257,592, respectively, and credit default swaps with a fair value of $1,128 and $655, respectively. During the years ended December 31, 2006, 2005, and 2004, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2006, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $479,107 and $120,120, respectively.

At December 31, 2006 and 2005, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2006	2005
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$6,156,247	$6,049,495
Receive floating – pay fixed	6,860,032	5,177,710
Receive fixed – pay fixed	107,148	—
Receive floating (uncapped) – pay floating (capped)	4,093,896	2,252,501
Interest rate cap agreement	4,521,900	4,503,253
Interest rate floor agreements	59,200	—

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$7,282,848	$6,263,720	$6,613,440
Reinsurance assumed – non affiliates	4,025	4,151	4,135
Reinsurance assumed – affiliates	229,506	118,163	606,996
Reinsurance ceded – non affiliates	(99,068)	(143,292)	(154,630)
Reinsurance ceded – affiliates	(2,507,526)	(1,137,525)	(728,691)

Net premiums earned	$4,909,785	$5,105,217	$6,341,250

The Company received reinsurance recoveries in the amount of $266,434, $207,157, and $246,616, during 2006, 2005, and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $12,977 and $13,626, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2006 and 2005 of $8,260,587 and $2,954,515, respectively.

The net amount of the reduction in surplus at December 31, 2006 if all reinsurance agreements were cancelled is $15,022.

At December 31, 2006 and 2005, amounts recoverable from unaffiliated unauthorized reinsurers of $1,034 and $1,497, respectively, and reserve credits for reinsurance ceded of $25,221 and $28,971, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $27,616 and $32,063 at December 31, 2006 and 2005, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2006, 2005, and 2004, $1,403, $1,437, and $1,480, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2006, 2005, and 2004, the Company has amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $585,938 and $625,459 at December 31, 2006 and December 31, 2005, respectively.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $247, $256, and $266 into earnings during 2006, 2005, and 2004, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $2,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. During 2006, 2005, and 2004, the Company has amortized $2,632, $985, and $6,979, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2004, the Company entered into a reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $803,793, $861,776, and $677,733 during 2006, 2005, and 2004, respectively, and has taken a reserve credit of $2,111,108 and $1,419,368 at December 31, 2006 and 2005, respectively. The Company has a liability for funds held under reinsurance of $2,058,100 and $1,364,943 at December 31, 2006 and December 31, 2005, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured business it had previously ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations.

On October 1, 2004, the Company recaptured business it had previously ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

During 2006, the Company entered into a reinsurance agreement with Transamerica Ireland Reinsurance, an affiliate, to retrocede an inforce block of universal life business. The initial commission expense allowance received of $148,162 less ceded reserves of $169,062 resulted in an initial transaction gain of $20,900 pre-tax ($13,585 net of tax). The net of tax gain was reclassified to unassigned surplus. During 2006, the Company amortized $1,359 into earnings with a corresponding charge to unassigned surplus.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2006	2005
Deferred income tax assets:
Guaranty funds	$6,350	$6,156
Non-admitted assets	6,959	2,813
807(f) assets	6,042	8,195
Partnerships	33,185	—
Tax basis deferred acquisition costs	242,335	212,840
Reserves	103,702	100,065
Unrealized capital losses	44,330	65,081
Derivatives	36,455	60,941
Deferred intercompany losses	11,042	1,918
Other	7,690	6,798

Total deferred income tax assets	498,090	464,807
Nonadmitted deferred tax assets	251,610	169,345

Admitted deferred tax assets	246,480	295,462
Deferred income tax liabilities:
Unrealized capital gains	112,838	140,564
807(f) liability	6,742	4,182
Accrued dividends	3,561	4,447
Deferred intercompany gains	13,724	11,524
Partnerships	—	17,745
Other	1,273	608

Total deferred income tax liabilities	138,138	179,070

Net admitted deferred tax asset	$108,342	$116,392

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2006	2005	Change
Total deferred tax assets	$498,090	$464,807	$33,283
Total deferred tax liabilities	138,138	179,070	40,932

Net deferred tax asset	$359,952	$285,737	74,215

Tax effect of unrealized gains (losses)			16,806

Change in net deferred income tax			$91,021

	December 31
	2005	2004	Change
Total deferred tax assets	$464,807	$410,825	$53,982
Total deferred tax liabilities	179,070	154,808	(24,262)

Net deferred tax asset	$285,737	$256,017	29,720

Tax effect of unrealized gains (losses)			4,785

Change in net deferred income tax			$34,505

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

	Year Ended December 31
	2006	2005	2004
Income tax computed at federal statutory rate (35%)	$124,013	$102,803	$97,892
Deferred acquisition costs – tax basis	28,780	3,237	14,810
Depreciation	—	—	53
Dividends received deduction	(22,343)	(22,887)	(8,511)
IMR amortization	(7,628)	(13,821)	(11,515)
Investment income items	(7,952)	(9,159)	(4,233)
Low income housing credits	(4,830)	(5,138)	(5,215)
Limited partnerships book/tax difference	(3,754)	(2,477)	13,641
Prior year over (under) accrual	48,942	(22,832)	2,409
Tax contingencies	4,242	930	4,845
Prior year receivable	(20,067)	(18,578)	(18,578)
Reinsurance transactions	1,624	(2,094)	(5,049)
Tax credits	(4,285)	(716)	(218)
Tax reserve adjustment	(285)	(3,549)	242
Other	(45)	(1,417)	(2,256)

Federal income tax expense	136,412	4,302	78,317
Change in net deferred income taxes	(91,021)	(34,505)	35,091

Total income taxes	$45,391	$(30,203)	$113,408

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis. At December 31, 2005, the consolidated returns had no loss carryforwards. A tax return has not yet been filed for 2006.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions.

Income taxes incurred during 2006, 2005, and 2004 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $317,053, $161,759, and $124,669, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. Distributions from the PSA were made during 2006 and 2005 in the amounts of $20,258 and $20,387, respectively, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$3,073,540	5%	$4,137,425	7%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	6,661,713	11	5,194,249	9
Subject to discretionary withdrawal at fair value	22,471,785	38	19,641,958	34

Total with adjustment or at market value	32,207,038	54	28,973,632	50
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	13,065,825	22	16,625,467	29
Not subject to discretionary withdrawal	14,206,871	24	12,093,715	21

Total annuity reserves and deposit fund liabilities - before reinsurance	59,479,734	100%	57,692,814	100%

Less reinsurance ceded	6,254,160		2,590,225

Net annuity reserves and deposit fund liabilities	$53,225,574		$55,102,589

Included in the liability for deposit-type contracts at December 31, 2006 and 2005 are $2,215,320 and $3,449,986, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2006, the contractual maturities were: 2007 - $1,375,474; 2008 - $0; 2009 - $370,500; 2010 - $55,339, 2011 – $125,345; thereafter - $288,662.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,805,498 and $4,218,445 at December 31, 2006 and 2005, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2006	$7,471	$—	$4,874,131	$4,881,602

Reserves for separate accounts with assets at:
Fair value	$—	$—	$27,230,773	$27,230,773
Amortized cost	493,802	—	—	493,802

Total at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$37,244	$—	$—	$37,244
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	27,230,773	27,230,773
At book value without market value adjustment and with current surrender charge of less than 5%	456,558	—	—	456,558
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,875,079	$3,593,932	$3,133,505
Transfers from separate accounts	(2,463,321)	(2,235,249)	(2,117,121)

Net transfers to separate accounts	2,411,758	1,358,683	1,016,384
Miscellaneous reconciling adjustments	5,763	6,833	5,805

Transfers as reported in the summary of operations of the life, accident and health annual statement	$2,417,521	$1,365,516	$1,022,189

At December 31, 2006 and 2005, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2006
Minimum guaranteed death benefit	$14,637,639	$174,306	$18,781
Minimum guaranteed income benefit	9,710,748	134,293	8,043
Guaranteed premium accumulation fund	54,534	8,575	—
Minimum guaranteed withdrawal benefit	60,452	440	—
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization, and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$4,172	$2,781	$1,391
Ordinary direct renewal business	21,163	6,794	14,369
Group life direct business	2,680	1,913	767

Total life and annuity	28,015	11,488	16,527
Accident and health:
Direct	3,917	—	3,917

Total accident and health	3,917	—	3,917

	$31,932	$11,488	$20,444

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

At December 31, 2006 and 2005, the Company had insurance in force aggregating $853,719 and $1,023,533, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $24,001 and $29,615 to cover these deficiencies at December 31, 2006 and 2005, respectively.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without the prior approval of insurance regulatory authorities, is $217,911.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2006, 2005, and 2004 was $2,679, $2,789, and $1,417, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,683, $1,515, and $620 were allocated for the years ended December 31, 2006, 2005, and 2004, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2006, 2005, and 2004 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental, and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $215, $273, and $172, for the years ended December 31, 2006, 2005, and 2004, respectively.

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities

During 2006, 2005, and 2004, the Company sold $6,050, $10,788, and $23,460, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $9,846 were nonadmitted as of December 31, 2006.

The Company has recorded liabilities of $156,180 and $66,072 for municipal reverse repurchase agreements as of December 31, 2006 and 2005, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $161,711 and $68,279 as of December 31, 2006 and 2005, respectively. These securities have maturity dates that range from 2010 to 2028 and have a weighted average interest rate of 7.88%.

At December 31, 2006 and 2005, securities with a book value of $486,968 and $8,504 and a market value of $489,615 and $8,468 were subject to dollar reverse repurchase agreements, respectively. These securities have maturity dates ranging from 2030 to 2036 and have a weighted average interest rate of 5.45%.

The Company has an outstanding liability for borrowed money in the amount of $493,336 and $8,492 as of December 31, 2006 and 2005 due to participation in dollar reverse repurchase agreements.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, the value of securities loaned amounted to $1,501,263 and $1,237,883, respectively.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2006, 2005, and 2004, the Company paid $108,387, $82,913, and $95,876, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administrative service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $42,513 for these services during 2006.

Payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2006 and 2005, the Company reported a net amount of $64,775 to affiliates and $12,261 due from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2006 the Company had a short-term note receivable of $338,000 from Transamerica Corporation, an affiliate. The note is due by June 22, 2007 and bears interest at 5.06%. During 2006, 2005, and 2004, the Company paid net interest of $5,767, $14,352, and $1,943, respectively, to affiliates.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Related Party Transactions (continued)

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which were repaid in the first quarter of 2006. At December 31, 2006 and 2005, the Company has a note payable to Commonwealth General Corporation of $10, bearing interest at 6% and due on December 31, 2030.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $255,273 and $245,922 at December 31, 2006 and 2005, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,674,608 as of December 31, 2006. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

At December 31, 2006, 2005, and 2004, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $21,090, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2006 and 2005, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $(10,668) and $3,043, respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2006, the Company has pledged invested assets with a carrying value and market value of $4,147 and $4,190, respectively, in conjunction with these transactions.

Assets in the amount of $1,553,519 and $1,090,893 as of December 31, 2006 and 2005, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company has contingent commitments for $649,558 and $645,650 at December 31, 2006 and 2005, respectively, for joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $3,361 and $441, respectively.

At December 31, 2006 and 2005, the Company has mortgage loan commitments of $381,650 and $64,863, respectively.

Private placement commitments outstanding as of December 31, 2006 were $144,009. There were no private placement commitments outstanding as of December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $3,931 and $18,520 and an offsetting premium tax benefit of $0 and $7,075 at December 31, 2006 and 2005, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $1,116, $286, and $365 for the years ended December 31, 2006, 2005, and 2004, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

61

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$492,256	$487,905	$492,256
States, municipalities, and political subdivisions	1,208,782	1,201,961	1,208,782
Foreign governments	488,024	541,125	488,024
Public utilities	2,159,941	2,221,175	2,159,941
All other corporate bonds	27,754,289	28,010,214	27,754,289
Preferred stocks	1,689,094	1,773,025	1,689,094

Total fixed maturities	33,792,386	34,235,405	33,792,386
Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust, and insurance	68,526	68,566	68,566
Industrial, miscellaneous, and all other	297,622	324,610	324,610

Total common stocks	366,148	393,176	393,176
Mortgage loans on real estate	5,760,667		5,760,667
Real estate	30,211		30,211
Policy loans	130,144		130,144
Other long-term investments	1,543,092		1,543,092
Cash, cash equivalents, and short-term investments	1,214,965		1,214,965

Total investments	$42,837,611		$42,864,639

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

62

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2006
Individual life	$3,757,098	$—	$22,168	$331,370	$254,197	$237,374	$1,991,303
Individual health	654,089	12,108	27,846	132,849	41,169	168,879	39,561	$132,054
Group life and health	426,975	3,529	20,792	123,312	28,551	91,478	66,974	200,964
Annuity	23,038,230	—	3,839	4,322,254	2,052,994	4,777,487	1,465,687

	$27,876,392	$15,637	$74,645	$4,909,785	$2,376,911	$5,275,218	$3,563,525

Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

63

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$37,877,300	$6,921,308	$99,276	$31,055,268	0%

Premiums:
Individual life	$2,005,429	$1,678,175	$4,116	$331,370	1%
Individual health	132,054	(795)	—	132,849	0
Group life and health	200,964	77,652	—	123,312	0
Annuity	4,944,401	851,562	229,415	4,322,254	5

	$7,282,848	$2,606,594	$233,531	$4,909,785	5%

Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	—	126,590	0
Group life and health	214,013	85,727	—	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,495	88,844	—	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

64

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Year Ended December 31, 2006

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation - Conservative, Asset Allocation - Growth, Asset Allocation - Moderate, Asset Allocation - Moderate Growth, International Moderate Growth, MFS International Equity, American Century Large Company Value, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Small/Mid Cap Value, Transamerica Science and Technology, Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, BlackRock Large Cap Value, MFS High Yield, PIMCO Total Return, Legg Mason Partners All Cap, Templeton Transamerica Global, Transamerica Balanced (A/T), Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities - PAM Fund, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Van Kampen Mid-Cap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstien Growth & Income, AllianceBernstien Large Cap Growth, Janus Aspen - Mid Cap Growth, Janus Aspen - Mid Cap Value, Janus Aspen - Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity - VIP Contrafund®, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP Growth Opportunities, Fidelity - VIP Mid Cap, Fidelity - VIP Value Strategies, STI Classic Capital Appreciation, STI Classic Large Cap Relative Value, STI Classic International Equity, STI Classic Investment Grade Bond, STI Classic Mid-Cap Equity, STI Classic Small Cap Value Equity, STI Classic Large Cap Value Equity, MTB Large-Cap Growth Fund II, MTB Large-Cap Value Fund II, MTB Managed Allocation Fund - Moderate Growth II, MTB Managed Allocation Fund - Aggressive Growth II, and MTB Managed Allocation Fund - Conservative Growth II subaccounts), which are available for investment by contract owners of the Transamerica Landmark Variable Annuity, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, which are available for investment by contract owners of Transamerica Landmark Variable Annuity, at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	16,588,104.079	25,750,277.118	45,847,290.348	62,079,176.992

Cost	$188,404,872	$276,410,324	$462,835,133	$651,637,604

Number of shares - Service	4,588,242.425	6,135,197.739	18,114,626.321	26,971,455.030

Cost	$52,703,515	$74,201,626	$216,545,320	$338,032,433

Investments in mutual funds, at net asset value	$244,191,509	$434,046,854	$808,670,988	$1,219,616,955
Receivable for units sold	—	—	120	407

Total assets	244,191,509	434,046,854	808,671,108	1,219,617,362

Liabilities
Payable for units redeemed	177	40	—	—

	$244,191,332	$434,046,814	$808,671,108	$1,219,617,362

Net Assets:
Deferred annuity contracts terminable by owners	$244,191,332	$434,046,814	$808,671,108	$1,219,617,362

Total net assets	$244,191,332	$434,046,814	$808,671,108	$1,219,617,362

See accompanying notes.

2

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

Year Ended December 31, 2006

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	4,017,609.1195	8,544,356.1214	10,919,291.3559	21,707,876.7990

M&E - 1.30%	33,568,769.9609	38,593,858.2597	83,524,651.9504	91,934,977.4508

M&E - 1.40%	3,419,725.5452	6,278,577.3310	7,622,795.9719	9,532,074.5542

M&E - 1.50%	15,081,928.6120	35,654,019.0234	42,130,349.6506	98,229,375.6398

M&E - 1.55%	83,507,883.5149	146,988,123.3155	272,538,155.0118	365,510,904.2043

M&E - 1.80%	833,137.5282	111,610.5156	1,235,610.8176	1,059,135.7401

M&E - 2.00%	—	—	—	—

M&E - 2.05%	5,534,063.4802	2,531,754.3781	7,948,121.4495	8,053,181.0659

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.326374	$1.486851	$1.378257	$1.445324

M&E - 1.30%	$1.323313	$1.483425	$1.375068	$1.441971

M&E - 1.40%	$1.317265	$1.476629	$1.368733	$1.435364

M&E - 1.50%	$1.311160	$1.469855	$1.362474	$1.428769

M&E - 1.55%	$1.308178	$1.466466	$1.359333	$1.425519

M&E - 1.80%	$1.293240	$1.449726	$1.343815	$1.409255

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.278547	$1.433274	$1.328550	$1.393195

M&E - 2.30%	—	—	—	—

See accompanying notes.

3

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

Year Ended December 31, 2006

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	25,407,168.1887	29,023,896.0971	100,975,687.9915	148,725,541.8893

M&E - 1.40%	—	—	—	—

M&E - 1.50%	6,351,575.8483	11,986,808.7486	26,062,949.9814	49,669,964.9835

M&E - 1.55%	—	—	—	—

M&E - 1.80%	4,201,329.7902	5,743,499.4351	20,254,895.5611	20,211,992.4776

M&E - 2.00%	1,902,522.7879	417,021.2731	4,967,505.7837	6,160,405.4463

M&E - 2.05%	—	—	—	—

M&E - 2.30%	42,805.2742	76,008.6660	196,847.5534	765,141.0764

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.398275	$1.765771	$1.503812	$1.637730

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.388212	$1.753024	$1.492972	$1.625969

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.373273	$1.734202	$1.476927	$1.608453

M&E - 2.00%	$1.363426	$1.721757	$1.466346	$1.596951

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.348817	$1.703320	$1.450650	$1.579837

See accompanying notes.

4

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

Year Ended December 31, 2006

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	9,976,853.847	3,428,615.712	11,747,337.783

Cost	$—	$79,572,486	$36,214,905	$119,902,643

Number of shares - Service	1,153,957.218	345,449.318	118,002.532	623,664.787

Cost	$11,263,285	$3,095,386	$1,268,121	$7,092,822

Investments in mutual funds, at net asset value	$12,012,695	$103,511,974	$40,217,471	$126,536,647
Receivable for units sold	—	—	—	—

Total assets	12,012,695	103,511,974	40,217,471	126,536,647

Liabilities
Payable for units redeemed	8	13	511	—

	$12,012,687	$103,511,961	$40,216,960	$126,536,647

Net Assets:
Deferred annuity contracts terminable by owners	$12,012,687	$103,511,961	$40,216,960	$126,536,647

Total net assets	$12,012,687	$103,511,961	$40,216,960	$126,536,647

See accompanying notes.

5

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

Year Ended December 31, 2006

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	6,251,646.8686	3,307,123.0134	5,667,282.8664

M&E - 1.30%	—	14,053,534.4796	5,300,356.5268	14,504,366.5772

M&E - 1.40%	—	2,054,157.7539	665,840.9178	5,342,802.8436

M&E - 1.50%	—	14,370,679.5526	6,703,787.4888	19,165,047.0088

M&E - 1.55%	—	42,369,741.2684	12,998,108.6927	35,033,833.5855

M&E - 1.80%	—	226,666.0008	76,249.8699	188,676.4085

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	491,246.1465	554,439.5568	1,450,444.2095

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	$1.216347	$1.302518	$1.272097

M&E - 1.30%	—	$1.496170	$1.430194	$1.475760

M&E - 1.40%	—	$1.206202	$1.291591	$1.632783

M&E - 1.50%	—	$1.199432	$1.284417	$1.254485

M&E - 1.55%	—	$1.196166	$1.280857	$1.611439

M&E - 1.80%	—	$1.462224	$1.397701	$1.442236

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	$1.445581	$1.381797	$1.425811

M&E - 2.30%	—	—	—	—

See accompanying notes.

6

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

Year Ended December 31, 2006

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	300,618.8701	—	—	—

M&E - 1.30%	7,593,204.9518	1,015,352.3979	351,471.9808	1,685,625.4993

M&E - 1.40%	73,421.9720	—	—	—

M&E - 1.50%	1,585,700.9094	278,372.1773	189,178.6523	712,551.6881

M&E - 1.55%	600,831.7939	—	—	—

M&E - 1.80%	1,177,141.6488	485,839.3436	228,577.6012	1,186,806.8419

M&E - 2.00%	316,274.1741	35,050.0608	36,880.8067	80,284.1364

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	952.3428	—	—

Accumulation unit value: Service
M&E - 1.25%	$1.032458	—	—	—

M&E - 1.30%	$1.032112	$1.909198	$1.671730	$1.749122

M&E - 1.40%	$1.031445	—	—	—

M&E - 1.50%	$1.030768	$1.895435	$1.659710	$1.736504

M&E - 1.55%	$1.030435	—	—	—

M&E - 1.80%	$1.028754	$1.875035	$1.641878	$1.717839

M&E - 2.00%	$1.027415	$1.861607	$1.630107	$1.705561

M&E - 2.05%	$1.027079	—	—	—

M&E - 2.30%	$1.025414	$1.841701	$1.612659	$1.687280

See accompanying notes.

7

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

Year Ended December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	11,692,981.838	13,325,249.350	4,579,227.678	8,485,740.336

Cost	$102,843,723	$214,540,292	$80,691,063	$98,117,354

Number of shares - Service	454,967.592	480,287.366	326,885.216	—

Cost	$4,863,105	$9,524,636	$6,660,098	$—

Investments in mutual funds, at net asset value	$136,538,402	$293,410,881	$120,565,991	$166,150,796
Receivable for units sold	—	38	—	15

Total assets	136,538,402	293,410,919	120,565,991	166,150,811

Liabilities
Payable for units redeemed	43	—	14	—

	$136,538,359	$293,410,919	$120,565,977	$166,150,811

Net Assets:
Deferred annuity contracts terminable by owners	$136,538,359	$293,410,919	$120,565,977	$166,150,811

Total net assets	$136,538,359	$293,410,919	$120,565,977	$166,150,811

See accompanying notes.

8

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

Year Ended December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/ Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	6,811,550.9824	11,413,623.0672	2,357,160.7393	14,465,154.9684

M&E - 1.30%	12,157,251.7054	20,067,436.7791	9,212,607.5171	1,378,002.3252

M&E - 1.40%	6,166,497.5445	19,296,611.3682	2,401,286.7731	13,564,029.8212

M&E - 1.50%	23,990,518.0332	36,626,234.9628	7,047,884.8673	33,529,607.8900

M&E - 1.55%	68,212,572.7864	34,387,557.8786	22,174,518.0283	2,413,935.4191

M&E - 1.80%	219,591.4344	223,191.5095	134,965.1453	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	1,103,897.3763	1,731,715.4900	686,030.4962	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.187015	$1.502922	$2.579503	$1.657650

M&E - 1.30%	$1.319231	$1.459676	$2.573569	$1.766142

M&E - 1.40%	$1.054511	$3.377360	$2.561764	$5.326698

M&E - 1.50%	$1.170534	$1.482059	$2.550004	$1.634690

M&E - 1.55%	$1.041317	$3.329732	$2.544168	$5.251546

M&E - 1.80%	$1.289285	$1.426526	$2.515119	$1.726024

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.274621	$1.410310	$2.486548	$1.706412

M&E - 2.30%	—	—	—	—

See accompanying notes.

9

Transamerica Life Insurance Company Separate

Account VA B -Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,381,581.7289	2,539,571.2392	1,729,479.1606	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	671,093.9403	892,239.9479	276,287.4447	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	1,203,164.3688	2,142,316.1857	1,051,024.3166	—

M&E - 2.00%	79,169.2019	158,638.3101	105,164.0906	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	21,043.4511	20,421.5604	13,571.9868	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.535708	$1.796930	$2.599171	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.524643	$1.784007	$2.580481	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.508254	$1.764813	$2.552750	—

M&E - 2.00%	$1.497445	$1.752147	$2.534421	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.481423	$1.733414	$2.507320	—

See accompanying notes.

10

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,680,042.549	3,224,459.619	6,762,288.821	2,385,174.090

Cost	$18,835,538	$23,125,147	$81,190,193	$22,251,239

Number of shares - Service	342,313.323	76,823.173	125,331.874	198,266.597

Cost	$1,380,279	$610,997	$1,749,254	$1,967,453

Investments in mutual funds, at net asset value	$20,229,824	$25,942,706	$112,615,105	$28,093,956
Receivable for units sold	6	—	—	—

Total assets	20,229,830	25,942,706	112,615,105	28,093,956

Liabilities
Payable for units redeemed	—	301	16	8

	$20,229,830	$25,942,405	$112,615,089	$28,093,948

Net Assets:
Deferred annuity contracts terminable by owners	$20,229,830	$25,942,405	$112,615,089	$28,093,948

Total net assets	$20,229,830	$25,942,405	$112,615,089	$28,093,948

See accompanying notes.

11

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	1,937,910.4616	1,711,857.7460	9,104,814.7485	1,866,008.7696

M&E - 1.30%	2,341,438.7269	2,327,618.0584	7,716,571.4994	1,551,356.3300

M&E - 1.40%	638,044.0980	6,265,239.2435	10,011,002.4073	2,349,743.4268

M&E - 1.50%	5,744,315.8425	6,143,163.7117	28,333,804.0546	8,132,049.5117

M&E - 1.55%	13,126,866.1388	10,594,640.9011	25,764,288.2190	12,517,421.3252

M&E - 1.80%	7,964.3662	10,929.8835	239,308.3859	74,313.6776

M&E - 2.00%	—	—	—	—

M&E - 2.05%	146,060.5246	111,109.5320	205,999.4881	606,969.1395

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.757657	$0.926507	$1.088148	$0.998009

M&E - 1.30%	$1.140761	$1.166632	$1.302033	$1.475008

M&E - 1.40%	$0.751331	$0.915116	$1.684237	$0.869361

M&E - 1.50%	$0.747144	$0.913667	$1.073033	$0.984161

M&E - 1.55%	$0.745053	$0.902202	$1.660482	$0.860803

M&E - 1.80%	$1.114860	$1.140144	$1.272441	$1.448654

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.102171	$1.127164	$1.257952	$1.435699

M&E - 2.30%	—	—	—	—

See accompanying notes.

12

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	274,505.4599	264,510.4140	1,092,939.9579	770,364.3065

M&E - 1.40%	—	—	—	—

M&E - 1.50%	281,771.2465	119,454.8317	91,489.0603	459,841.3599

M&E - 1.55%	—	—	—	—

M&E - 1.80%	338,881.6993	7,902.2278	152,401.6688	219,776.1439

M&E - 2.00%	98,653.8454	20,731.3009	—	23,364.3909

M&E - 2.05%	—	—	—	—

M&E - 2.30%	2,834.5113	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.388698	$1.455795	$1.538626	$1.462445

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.378700	$1.445312	$1.527577	$1.451928

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.363850	$1.429758	$1.511147	$1.436307

M&E - 2.00%	$1.354086	$1.419516	$1.500317	$1.426025

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.339587	$1.404338	$1.484265	$1.410743

See accompanying notes.

13

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,089,255.731	9,087,932.072	14,512,652.276	9,142,054.056

Cost	$65,604,233	$90,328,725	$157,621,484	$102,920,713

Number of shares - Service	172,453.452	260,595.994	625,409.755	130,897.790

Cost	$3,305,850	$2,590,990	$6,907,014	$1,817,137

Investments in mutual funds, at net asset value	$88,655,623	$88,644,894	$166,222,175	$136,585,345
Receivable for units sold	9	427	—	—

Total assets	88,655,632	88,645,321	166,222,175	136,585,345

Liabilities
Payable for units redeemed	—	—	51	321

	$88,655,632	$88,645,321	$166,222,124	$136,585,024

Net Assets:
Deferred annuity contracts terminable by owners	$88,655,632	$88,645,321	$166,222,124	$136,585,024

Total net assets	$88,655,632	$88,645,321	$166,222,124	$136,585,024

See accompanying notes.

14

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	4,798,823.3596	6,077,620.5152	4,927,679.1298	8,196,089.8507

M&E - 1.30%	9,839,016.2753	10,873,753.4807	28,043,393.2924	11,358,368.2614

M&E - 1.40%	2,612,543.1261	5,442,545.6522	6,593,664.5674	3,583,485.6292

M&E - 1.50%	11,794,171.1518	11,734,179.8331	14,016,677.6709	33,633,358.8670

M&E - 1.55%	21,707,735.0898	28,907,418.7874	81,603,582.4845	47,641,048.8156

M&E - 1.80%	204,306.4605	180,962.4318	227,857.8623	124,334.1899

M&E - 2.00%	—	—	—	—

M&E - 2.05%	547,911.9327	1,055,560.6844	2,074,694.7727	1,216,790.7474

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.586029	$1.373205	$1.171534	$1.218398

M&E - 1.30%	$1.600985	$1.372181	$1.168829	$1.328787

M&E - 1.40%	$1.745501	$1.334548	$1.163454	$1.328898

M&E - 1.50%	$1.564059	$1.354161	$1.158142	$1.201509

M&E - 1.55%	$1.728379	$1.317726	$1.155465	$1.315813

M&E - 1.80%	$1.564629	$1.341031	$1.142296	$1.298625

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.546799	$1.325749	$1.129276	$1.283834

M&E - 2.30%	—	—	—	—

See accompanying notes.

15

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	918,899.8619	951,140.2696	3,355,927.2237	544,542.3786

M&E - 1.40%	—	—	—	—

M&E - 1.50%	614,761.7857	417,147.4991	1,538,811.7339	401,984.4740

M&E - 1.55%	—	—	—	—

M&E - 1.80%	312,947.1437	465,667.1704	1,424,342.0231	180,872.0454

M&E - 2.00%	27,427.1109	98,376.9485	109,517.5180	35,037.0503

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	20,129.0667	2,655.7060	15,073.1180

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.931542	$1.285516	$1.075309	$1.643512

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.917627	$1.276255	$1.067572	$1.631685

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.897007	$1.262547	$1.056081	$1.614131

M&E - 2.00%	$1.883431	$1.253484	$1.048482	$1.602581

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.863272	$1.240057	$1.037254	$1.585424

See accompanying notes.

16

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	804,326.829	1,702,334.260	2,653,175.814	10,600,870.595

Cost	$14,704,116	$17,840,876	$30,577,594	$232,560,011

Number of shares - Service	89,517.038	301,924.137	334,476.243	445,349.929

Cost	$1,630,834	$3,556,698	$3,839,534	$10,041,544

Investments in mutual funds, at net asset value	$19,698,516	$24,540,089	$35,898,198	$286,551,446
Receivable for units sold	—	—	1	—

Total assets	19,698,516	24,540,089	35,898,199	286,551,446

Liabilities
Payable for units redeemed	22	1	—	107

	$19,698,494	$24,540,088	$35,898,199	$286,551,339

Net Assets:
Deferred annuity contracts terminable by owners	$19,698,494	$24,540,088	$35,898,199	$286,551,339

Total net assets	$19,698,494	$24,540,088	$35,898,199	$286,551,339

See accompanying notes.

17

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	825,623.2892	410,168.4345	799,188.1208	15,355,936.8554

M&E - 1.30%	1,400,813.2213	5,115,987.8307	4,703,039.6261	18,941,437.2017

M&E - 1.40%	2,651,947.3818	463,377.4071	988,666.9621	100,246,006.6381

M&E - 1.50%	2,814,496.5946	1,097,974.6880	2,899,859.7363	35,771,252.8350

M&E - 1.55%	13,092,416.0210	8,337,705.9041	13,038,813.9565	93,299,479.9412

M&E - 1.80%	4,819.5876	135,052.3831	26,921.9443	85,220.8270

M&E - 2.00%	—	—	—	—

M&E - 2.05%	370,898.6238	204,037.5312	271,831.8232	1,380,620.7602

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.204306	$1.335781	$1.418146	$1.227724

M&E - 1.30%	$1.388874	$1.332696	$1.414865	$1.541267

M&E - 1.40%	$0.701120	$1.326575	$1.408357	$0.942483

M&E - 1.50%	$1.187578	$1.320483	$1.401918	$1.210684

M&E - 1.55%	$0.694258	$1.317444	$1.398675	$0.933273

M&E - 1.80%	$1.357362	$1.302425	$1.382738	$1.506227

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.341900	$1.287627	$1.367001	$1.489071

M&E - 2.30%	—	—	—	—

See accompanying notes.

18

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	982,596.5409	1,680,526.9046	1,845,912.6885	3,169,790.2107

M&E - 1.40%	—	—	—	—

M&E - 1.50%	320,310.3739	421,334.9615	379,924.0874	1,587,729.5717

M&E - 1.55%	—	—	—	—

M&E - 1.80%	107,410.0989	254,150.5855	474,348.5861	1,770,893.3688

M&E - 2.00%	54,820.3466	340,061.4588	97,474.5884	219,114.8213

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	1,063.0529	—	44,479.7526

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.343616	$1.375028	$1.439300	$1.699640

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.336569	$1.365103	$1.428939	$1.687384

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.326111	$1.350408	$1.413552	$1.669256

M&E - 2.00%	$1.319186	$1.340751	$1.403407	$1.657273

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.308891	$1.326386	$1.388395	$1.639549

See accompanying notes.

19

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,502,930.384	111,949,581.180	7,007,412.132	14.611

Cost	$51,147,995	$111,949,581	$86,048,685	$173

Number of shares - Service	101,626.572	10,044,520.440	263,511.362	—

Cost	$1,557,240	$10,044,520	$3,227,805	$—

Investments in mutual funds, at net asset value	$57,625,687	$121,994,101	$86,293,760	$177
Receivable for units sold	—	126	—	—

Total assets	57,625,687	121,994,227	86,293,760	177

Liabilities
Payable for units redeemed	12	—	—	7

	$57,625,675	$121,994,227	$86,293,760	$170

Net Assets:
Deferred annuity contracts terminable by owners	$57,625,675	$121,994,227	$86,293,760	$170

Total net assets	$57,625,675	$121,994,227	$86,293,760	$170

See accompanying notes.

20

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	3,001,871.8510	6,589,430.2419	10,295,986.0281	—

M&E - 1.30%	6,508,771.1876	16,222,443.1238	8,392,560.0588	163.8155

M&E - 1.40%	1,152,266.8528	12,870,649.0802	11,240,369.6874	—

M&E - 1.50%	7,473,227.5915	20,811,556.1525	15,204,645.3372	—

M&E - 1.55%	16,729,803.8573	33,319,344.6147	17,248,608.4351	—

M&E - 1.80%	11,821.2949	32,922.8955	39,705.5153	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	115,033.4957	1,597,029.9873	670,087.3845	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.669130	$1.055380	$1.134988	$1.053261

M&E - 1.30%	$1.407439	$1.040621	$1.111955	$1.037718

M&E - 1.40%	$1.655196	$1.417616	$1.567147	$1.048367

M&E - 1.50%	$1.645959	$1.040732	$1.119249	$1.030263

M&E - 1.55%	$1.641388	$1.397684	$1.547592	$1.043482

M&E - 1.80%	$1.375487	$1.017004	$1.086692	$1.019177

M&E - 2.00%	—	—	—	$1.011863

M&E - 2.05%	$1.359831	$1.005394	$1.074313	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

21

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	454,971.6727	5,800,411.2851	1,952,440.8774	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	336,976.3322	1,927,835.4528	336,762.2500	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	147,774.3491	1,943,223.1992	776,414.9877	—

M&E - 2.00%	10,334.7803	97,114.5814	21,260.4718	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.708229	$1.033653	$1.037718	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.695953	$1.026204	$1.030263	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.677686	$1.015159	$1.019177	—

M&E - 2.00%	$1.665666	$1.007888	$1.011863	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.647839	$0.997075	$1.001021	—

See accompanying notes.

22

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	14,889,644.861	6,986,805.576	8,973,134.449	8,951,625.713

Cost	$260,310,652	$132,447,607	$96,752,466	$96,521,955

Number of shares - Service	316,219.038	152,001.467	618,981.273	371,627.688

Cost	$6,425,109	$3,250,547	$6,818,625	$4,888,602

Investments in mutual funds, at net asset value	$316,459,326	$176,806,970	$99,306,231	$142,548,828
Receivable for units sold	40	6	10	8

Total assets	316,459,366	176,806,976	99,306,241	142,548,836

Liabilities
Payable for units redeemed	—	—	—	—

	$316,459,366	$176,806,976	$99,306,241	$142,548,836

Net Assets:
Deferred annuity contracts terminable by owners	$316,459,366	$176,806,976	$99,306,241	$142,548,836

Total net assets	$316,459,366	$176,806,976	$99,306,241	$142,548,836

See accompanying notes.

23

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	16,933,107.3244	6,447,837.5010	6,090,222.6164	5,406,989.6025

M&E - 1.30%	24,699,385.8484	14,500,756.4728	14,935,659.3126	8,760,868.7765

M&E - 1.40%	24,836,158.3758	15,692,717.1216	2,965,980.9090	21,744,301.9627

M&E - 1.50%	40,424,206.2370	22,258,865.7612	15,322,954.6658	12,842,047.9287

M&E - 1.55%	31,206,592.0573	19,796,279.2054	50,746,762.4023	25,122,245.4757

M&E - 1.80%	100,836.3865	75,336.1459	110,309.1208	262,529.2191

M&E - 2.00%	—	—	—	—

M&E - 2.05%	1,679,041.2151	735,853.9957	623,375.0502	365,612.8399

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.447058	$1.172985	$1.158869	$1.403238

M&E - 1.30%	$1.426503	$1.342311	$1.254498	$1.695068

M&E - 1.40%	$3.416636	$3.386439	$0.916411	$2.056012

M&E - 1.50%	$1.427035	$1.156708	$1.142815	$1.383773

M&E - 1.55%	$3.368488	$3.338650	$0.907388	$2.026974

M&E - 1.80%	$1.394128	$1.311858	$1.225996	$1.656541

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.378243	$1.296888	$1.212035	$1.637677

M&E - 2.30%	—	—	—	—

See accompanying notes.

24

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	2,068,508.2046	1,427,772.5002	1,542,968.0852	1,143,499.2117

M&E - 1.40%	—	—	—	—

M&E - 1.50%	1,098,676.6129	461,197.4784	804,035.5633	636,702.2392

M&E - 1.55%	—	—	—	—

M&E - 1.80%	721,410.3980	541,737.5754	1,545,624.5275	924,987.8305

M&E - 2.00%	125,861.7162	25,315.7130	63,304.3058	89,486.4233

M&E - 2.05%	—	—	—	—

M&E - 2.30%	1,686.1439	—	14,199.9699	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.654712	$1.532844	$1.612498	$2.049025

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.642786	$1.521793	$1.600870	$2.034237

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.625122	$1.505454	$1.583665	$2.012367

M&E - 2.00%	$1.613486	$1.494642	$1.572309	$1.997959

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.596202	$1.478655	$1.555483	$1.976560

See accompanying notes.

25

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,222,248.328	1,505,724.139	3,818,623.910	380,569.333

Cost	$101,601,771	$22,355,909	$36,743,637	$7,540,305

Number of shares - Service	52,771.435	48,294.795	—	—

Cost	$907,028	$917,724	$—	$—

Investments in mutual funds, at net asset value	$117,547,479	$32,750,509	$50,558,581	$9,860,551
Receivable for units sold	29	2	2	—

Total assets	117,547,508	32,750,511	50,558,583	9,860,551

Liabilities
Payable for units redeemed	—	—	—	5

	$117,547,508	$32,750,511	$50,558,583	$9,860,546

Net Assets:
Deferred annuity contracts terminable by owners	$117,547,508	$32,750,511	$50,558,583	$9,860,546

Total net assets	$117,547,508	$32,750,511	$50,558,583	$9,860,546

See accompanying notes.

26

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	5,553,274.2983	4,592,341.8956	1,751,370.6321	202,403.1564

M&E - 1.30%	2,973,607.7792	5,887,913.6517	10,118,934.7341	3,188,936.5067

M&E - 1.40%	22,094,037.9504	439,548.8319	414,122.0695	84,756.1274

M&E - 1.50%	11,149,111.0054	10,867,545.3198	3,436,577.8782	777,372.5048

M&E - 1.55%	4,491,348.4713	14,578,059.1621	23,945,774.8431	3,925,641.7851

M&E - 1.80%	2,827.3405	85,739.4598	283,796.5108	117,483.7775

M&E - 2.00%	—	—	—	2,043.3785

M&E - 2.05%	112,539.9931	272,954.5261	228,086.9824	22,390.4491

M&E - 2.30%	—	—	16,755.7904	—

Accumulation unit value: Initial
M&E - 1.25%	$1.249638	$0.823890	$1.270636	$1.195666

M&E - 1.30%	$1.368013	$1.115871	$1.267676	$1.192910

M&E - 1.40%	$3.455380	$0.816984	$1.261880	$1.187421

M&E - 1.50%	$1.232298	$0.812430	$1.256087	$1.181969

M&E - 1.55%	$3.406631	$0.810185	$1.253207	$1.179248

M&E - 1.80%	$1.336957	$1.090551	$1.238907	$1.165818

M&E - 2.00%	—	—	$1.599838	$1.409148

M&E - 2.05%	$1.321746	$1.078130	$1.224776	$1.152510

M&E - 2.30%	—	—	$1.582701	$1.394062

See accompanying notes.

27

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	262,350.0902	422,391.5455	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	156,391.0620	218,807.9934	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	246,752.1787	61,132.0955	—	—

M&E - 2.00%	10,997.2224	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	1,171.8929	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.498128	$1.441000	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.487354	$1.430616	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.471367	$1.415249	—	—

M&E - 2.00%	$1.460796	$1.405104	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.445169	$1.390044	—	—

See accompanying notes.

28

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,704,037.631	900,968.675	567,365.656	215,781.962

Cost	$52,605,884	$18,370,610	$14,214,705	$2,478,683

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$72,819,733	$23,758,544	$18,263,500	$3,573,349
Receivable for units sold	—	3	—	—

Total assets	72,819,733	23,758,547	18,263,500	3,573,349

Liabilities
Payable for units redeemed	318	—	6	—

	$72,819,415	$23,758,547	$18,263,494	$3,573,349

Net Assets:
Deferred annuity contracts terminable by owners	$72,819,415	$23,758,547	$18,263,494	$3,573,349

Total net assets	$72,819,415	$23,758,547	$18,263,494	$3,573,349

See accompanying notes.

29

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	7,637,407.4191	3,063,741.8733	2,246,620.0512	784,540.7507

M&E - 1.30%	7,213,805.0488	2,138,371.0075	2,263,975.3751	—

M&E - 1.40%	1,925,193.8071	636,180.9840	971,113.9089	582,523.3843

M&E - 1.50%	20,776,931.7619	8,634,773.0552	4,458,367.0030	892,776.2547

M&E - 1.55%	20,837,550.8935	12,204,222.5541	11,543,119.1372	367,775.6832

M&E - 1.80%	739,216.0670	428,371.1907	65,446.3903	—

M&E - 2.00%	5,080.9769	12,264.1425	2,069.8787	—

M&E - 2.05%	439,474.5593	264,689.2403	8,052.0356	—

M&E - 2.30%	—	2,027.7992	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.218097	$0.848701	$1.072245	$1.374155

M&E - 1.30%	$1.347197	$1.134725	$1.560633	—

M&E - 1.40%	$1.207946	$0.841626	$0.554748	$1.357503

M&E - 1.50%	$1.201232	$0.836930	$1.057376	$1.355083

M&E - 1.55%	$1.197896	$0.834587	$0.602328	$1.345127

M&E - 1.80%	$1.316563	$1.108921	$1.525205	—

M&E - 2.00%	$1.571957	$1.335013	$1.804538	—

M&E - 2.05%	$1.301597	$1.096343	$1.507857	—

M&E - 2.30%	$1.555119	$1.320728	$1.785215	—

See accompanying notes.

30

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

31

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,113,640.548	1,438,088.548	3,641,083.069	6,724,244.382

Cost	$26,061,008	$21,264,589	$67,665,114	$159,474,959

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$35,870,362	$24,663,219	$78,902,270	$209,191,243
Receivable for units sold	—	—	—	93

Total assets	35,870,362	24,663,219	78,902,270	209,191,336

Liabilities
Payable for units redeemed	12	1	1	—

	$35,870,350	$24,663,218	$78,902,269	$209,191,336

Net Assets:
Deferred annuity contracts terminable by owners	$35,870,350	$24,663,218	$78,902,269	$209,191,336

Total net assets	$35,870,350	$24,663,218	$78,902,269	$209,191,336

See accompanying notes.

32

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	3,404,232.3199	491,278.7241	2,602,682.7390	8,528,279.8932

M&E - 1.30%	5,835,042.2037	4,667,626.9393	16,903,039.7958	27,156,105.5708

M&E - 1.40%	1,410,779.9226	284,614.8378	1,543,163.9053	6,974,832.1283

M&E - 1.50%	10,746,902.5595	3,073,539.3230	5,513,174.1635	26,629,871.9078

M&E - 1.55%	19,170,143.2558	12,011,070.7004	32,840,900.0675	76,703,204.2053

M&E - 1.80%	103,857.4442	208,191.9632	642,167.3770	1,386,216.3626

M&E - 2.00%	3,560.7561	7,186.7781	73,379.4074	248,446.0289

M&E - 2.05%	148,353.0872	80,909.0439	1,690,066.2243	2,168,111.4578

M&E - 2.30%	8,193.2142	4,459.1661	—	1,550.2823

Accumulation unit value: Initial
M&E - 1.25%	$0.940727	$1.196609	$1.289840	$1.544135

M&E - 1.30%	$1.194022	$1.193842	$1.286878	$1.574294

M&E - 1.40%	$0.755725	$1.188363	$1.280957	$1.288533

M&E - 1.50%	$0.927683	$1.182905	$1.275094	$1.522722

M&E - 1.55%	$0.748812	$1.180187	$1.272166	$1.275926

M&E - 1.80%	$1.166880	$1.166718	$1.257638	$1.538520

M&E - 2.00%	$1.515715	$1.506637	$1.342760	$1.742412

M&E - 2.05%	$1.153613	$1.153454	$1.243331	$1.521016

M&E - 2.30%	$1.499500	$1.490522	$1.328377	$1.723765

See accompanying notes.

33

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

34

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,343,968.006	818,225.711	162,789.762	8,315,917.511

Cost	$73,338,226	$25,600,896	$2,099,791	$198,335,309

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$86,508,452	$28,981,555	$2,935,099	$284,820,175
Receivable for units sold	17	—	2	—

Total assets	86,508,469	28,981,555	2,935,101	284,820,175

Liabilities
Payable for units redeemed	—	69	—	10,668

	$86,508,469	$28,981,486	$2,935,101	$284,809,507

Net Assets:
Deferred annuity contracts terminable by owners	$86,508,469	$28,981,486	$2,935,101	$284,809,507

Total net assets	$86,508,469	$28,981,486	$2,935,101	$284,809,507

See accompanying notes.

35

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	4,301,024.5762	2,559,636.0018	673,040.1504	8,965,159.1061

M&E - 1.30%	11,482,372.4409	5,647,323.9207	—	26,618,079.2530

M&E - 1.40%	2,608,581.1386	936,049.1007	39,307.5724	4,834,681.2625

M&E - 1.50%	15,840,155.3283	8,000,489.5125	1,993,001.3677	32,477,599.9457

M&E - 1.55%	26,679,399.3133	14,293,598.9955	137,401.9054	67,387,243.7834

M&E - 1.80%	520,425.7613	114,878.1103	—	2,181,510.8402

M&E - 2.00%	24,024.7704	11,283.0355	—	291,199.2256

M&E - 2.05%	809,485.8260	439,997.3661	—	1,886,809.7920

M&E - 2.30%	1,938.2607	—	—	12,207.0633

Accumulation unit value: Initial
M&E - 1.25%	$1.337042	$0.874541	$1.057895	$1.989658

M&E - 1.30%	$1.424871	$1.087133	—	$1.863182

M&E - 1.40%	$1.434215	$0.867250	$0.820943	$2.035076

M&E - 1.50%	$1.318490	$0.862415	$1.043217	$1.962071

M&E - 1.55%	$1.420132	$0.860003	$0.812890	$2.015076

M&E - 1.80%	$1.392518	$1.062459	—	$1.820851

M&E - 2.00%	$1.664181	$1.355936	—	$2.163353

M&E - 2.05%	$1.376703	$1.050384	—	$1.800162

M&E - 2.30%	$1.646378	$1.341444	—	$2.140177

See accompanying notes.

36

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Equity- Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

37

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic International Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,508,010.339	6,717.541	9,329.411	5,554.053

Cost	$80,425,182	$104,082	$109,921	$68,199

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$87,727,979	$113,594	$122,962	$83,200
Receivable for units sold	—	2	1	—

Total assets	87,727,979	113,596	122,963	83,200

Liabilities
Payable for units redeemed	13	—	—	1

	$87,727,966	$113,596	$122,963	$83,199

Net Assets:
Deferred annuity contracts terminable by owners	$87,727,966	$113,596	$122,963	$83,199

Total net assets	$87,727,966	$113,596	$122,963	$83,199

See accompanying notes.

38

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic International Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	2,384,962.6277	—	—	—

M&E - 1.30%	13,985,545.1803	14,339.6782	23,740.9663	28,743.5325

M&E - 1.40%	1,383,960.5759	—	—	—

M&E - 1.50%	6,929,838.7472	40,720.5225	9,831.6303	—

M&E - 1.55%	31,937,469.1127	—	—	—

M&E - 1.80%	873,508.9178	22,142.9855	26,990.0905	—

M&E - 2.00%	110,679.8558	11,579.1293	11,781.2289	9,905.5238

M&E - 2.05%	751,800.1034	—	—	—

M&E - 2.30%	12,060.3074	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.517999	—	—	—

M&E - 1.30%	$1.514528	$1.293731	$1.719837	$2.166511

M&E - 1.40%	$1.507568	—	—	—

M&E - 1.50%	$1.500649	$1.284415	$1.707444	$2.150920

M&E - 1.55%	$1.497211	—	—	—

M&E - 1.80%	$1.480144	$1.270598	$1.689082	$2.127789

M&E - 2.00%	$1.878038	$1.261504	$1.676996	$2.112546

M&E - 2.05%	$1.463296	—	—	—

M&E - 2.30%	$1.857970	$1.247986	$1.659035	$2.089918

See accompanying notes.

39

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic International Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

40

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount	STI Classic Large Cap Value Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	14,623.137	5,128.047	39,961.560	17,379.025

Cost	$149,885	$54,376	$683,847	$231,845

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$148,425	$70,511	$645,779	$306,740
Receivable for units sold	—	—	7	3

Total assets	148,425	70,511	645,786	306,743

Liabilities
Payable for units redeemed	1	6	—	—

	$148,424	$70,505	$645,786	$306,743

Net Assets:
Deferred annuity contracts terminable by owners	$148,424	$70,505	$645,786	$306,743

Total net assets	$148,424	$70,505	$645,786	$306,743

See accompanying notes.

41

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount	STI Classic Large Cap Value Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	56,481.4908	17,681.0754	202,816.6135	968.8973

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	23,720.6282	16,145.0273

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	17,262.4288	14,747.6169	164,368.1374

M&E - 2.00%	84,330.9183	4,103.3971	63,892.6784	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.070035	$1.824831	$2.130244	$1.719152

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.062198	$1.811705	$2.114916	$1.706775

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.050814	$1.792203	$2.092175	$1.688411

M&E - 2.00%	$1.043350	$1.779386	$2.077162	$1.676315

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.032186	$1.760319	$2.054919	$1.658385

See accompanying notes.

42

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount	STI Classic Large Cap Value Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

43

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount	MTB Managed Allocation Fund- Aggressive Growth II Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,624.941	8,841.055	153,885.773	515.209

Cost	$16,039	$103,209	$1,609,885	$5,304

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$17,793	$105,651	$1,640,422	$6,059
Receivable for units sold	—	—	1	1

Total assets	17,793	105,651	1,640,423	6,060

Liabilities
Payable for units redeemed	3	10	—	—

	$17,790	$105,641	$1,640,423	$6,060

Net Assets:
Deferred annuity contracts terminable by owners	$17,790	$105,641	$1,640,423	$6,060

Total net assets	$17,790	$105,641	$1,640,423	$6,060

See accompanying notes.

44

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount	MTB Managed Allocation Fund- Aggressive Growth II Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	15,893.2133	76,512.5183	1,078,612.8915	4,984.1052

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	215,620.4152	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	85,008.6880	—

M&E - 2.00%	—	—	19,806.8794	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.119375	$1.380707	$1.174699	$1.215864

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.113542	$1.373499	$1.168568	$1.211884

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.104865	$1.362770	$1.159420	$1.205953

M&E - 2.00%	$1.099160	$1.355678	$1.153621	$1.202038

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.090618	$1.345127	$1.145836	$1.196187

See accompanying notes.

45

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount	MTB Managed Allocation Fund- Aggressive Growth II Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

46

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

MTB Managed Allocation Fund- Conservative Growth II Subaccount
Assets
Investment in securities:
Number of shares - Initial	10,572.556

Cost	$108,770

Number of shares - Service	—

Cost	$—

Investments in mutual funds, at net asset value	$109,849
Receivable for units sold	—

Total assets	109,849

Liabilities
Payable for units redeemed	4

$109,845

Net Assets:
Deferred annuity contracts terminable by owners	$109,845

Total net assets	$109,845

See accompanying notes.

47

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

MTB Managed Allocation Fund- Conservative Growth II Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—

M&E - 1.30%	101,631.1231

M&E - 1.40%	—

M&E - 1.50%	—

M&E - 1.55%	—

M&E - 1.80%	—

M&E - 2.00%	—

M&E - 2.05%	—

M&E - 2.30%	—

Accumulation unit value: Initial
M&E - 1.25%	—

M&E - 1.30%	$1.080822

M&E - 1.40%	—

M&E - 1.50%	$1.077291

M&E - 1.55%	—

M&E - 1.80%	$1.072027

M&E - 2.00%	$1.068541

M&E - 2.05%	—

M&E - 2.30%	$1.063346

See accompanying notes.

48

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

MTB Managed Allocation Fund- Conservative Growth II Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—

M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.50%	—

M&E - 1.55%	—

M&E - 1.80%	—

M&E - 2.00%	—

M&E - 2.05%	—

M&E - 2.30%	—

Accumulation unit value: Service
M&E - 1.25%	—

M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.50%	—

M&E - 1.55%	—

M&E - 1.80%	—

M&E - 2.00%	—

M&E - 2.05%	—

M&E - 2.30%	—

See accompanying notes.

49

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$8,325,145	$3,557,906	$19,192,210	$16,057,258
Expenses:
Administrative, mortality and expense risk charge	3,605,740	5,878,101	10,876,977	14,659,000

Net investment income (loss)	4,719,405	(2,320,195)	8,315,233	1,398,258
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	11,818,416	27,880,855	33,815,062	42,137,804
Proceeds from sales	81,692,231	49,342,032	71,802,745	57,769,731
Cost of investments sold	68,005,252	32,119,696	51,922,459	37,942,682

Net realized capital gains (losses) on investments	25,505,395	45,103,191	53,695,348	61,964,853
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	14,891,672	74,832,985	121,392,902	175,219,099
End of period	3,083,122	83,434,904	129,290,535	229,946,918

Net change in unrealized appreciation/depreciation of investments	(11,808,550)	8,601,919	7,897,633	54,727,819

Net realized and unrealized capital gains (losses) on investments	13,696,845	53,705,110	61,592,981	116,692,672

Increase (decrease) in net assets from operations	$18,416,250	$51,384,915	$69,908,214	$118,090,930

See accompanying notes.

50

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	International Moderate Growth Subaccount(1)	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,301,800	$892,730	$3,048,257
Expenses:
Administrative, mortality and expense risk charge	43,864	1,387,252	495,118	1,858,559

Net investment income (loss)	(43,864)	(85,452)	397,612	1,189,698
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	5,018,952	4,075,399	39,384,758
Proceeds from sales	226,387	24,920,491	9,213,740	23,894,562
Cost of investments sold	238,792	15,498,955	6,471,917	17,875,909

Net realized capital gains (losses) on investments	(12,405)	14,440,488	6,817,222	45,403,411
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	17,562,740	4,025,016	31,174,492
End of period	749,410	20,844,102	2,734,445	(458,818)

Net change in unrealized appreciation/depreciation of investments	749,410	3,281,362	(1,290,571)	(31,633,310)

Net realized and unrealized capital gains (losses)on investments	737,005	17,721,850	5,526,651	13,770,101

Increase (decrease) in net assets from operations	$693,141	$17,636,398	$5,924,263	$14,959,799

See accompanying notes.

51

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$732,004	$4,292,140	$1,314,231	$1,509,995
Expenses:
Administrative, mortality and expense risk charge	2,037,388	4,137,969	1,379,799	2,435,526

Net investment income (loss)	(1,305,384)	154,171	(65,568)	(925,531)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	12,137,758	27,050,663	10,756,527	14,178,066
Proceeds from sales	26,039,466	40,321,324	15,655,474	37,842,068
Cost of investments sold	18,498,353	37,662,459	8,129,182	30,480,820

Net realized capital gains (losses) on investments	19,678,871	29,709,528	18,282,819	21,539,314
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	36,117,329	59,894,109	18,913,448	62,358,685
End of period	28,831,574	69,345,953	33,214,830	68,033,442

Net change in unrealized appreciation/depreciation of investments	(7,285,755)	9,451,844	14,301,382	5,674,757

Net realized and unrealized capital gains (losses) on investments	12,393,116	39,161,372	32,584,201	27,214,071

Increase (decrease) in net assets from operations	$11,087,732	$39,315,543	$32,518,633	$26,288,540

See accompanying notes.

52

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$1,114,702	$34,660
Expenses:
Administrative, mortality and expense risk charge	345,182	380,786	1,554,178	439,831

Net investment income (loss)	(345,182)	(380,786)	(439,476)	(405,171)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,835,687	2,288,104	—	—
Proceeds from sales	9,032,435	8,419,042	22,092,285	10,465,874
Cost of investments sold	8,706,424	6,779,136	15,580,613	8,048,125

Net realized capital gains (losses) on investments	2,161,698	3,928,010	6,511,672	2,417,749
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,131,068	5,819,579	22,007,371	4,971,894
End of period	14,007	2,206,562	29,675,658	3,875,264

Net change in unrealized appreciation/depreciation of investments	(2,117,061)	(3,613,017)	7,668,287	(1,096,630)

Net realized and unrealized capital gains (losses) on investments	44,637	314,993	14,179,959	1,321,119

Increase (decrease) in net assets from operations	$(300,545)	$(65,793)	$13,740,483	$915,948

See accompanying notes.

53

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount
Net investment income (loss)
Income:
Dividends	$417,094	$8,644,964	$5,657,521	$1,294,172
Expenses:
Administrative, mortality and expense risk charge	1,228,550	1,310,075	2,454,806	1,949,018

Net investment income (loss)	(811,456)	7,334,889	3,202,715	(654,846)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,727,465	1,012,415	—	18,110,400
Proceeds from sales	18,592,660	24,653,628	25,705,373	29,777,159
Cost of investments sold	10,901,012	25,184,463	25,149,358	24,518,237

Net realized capital gains (losses) on investments	11,419,113	481,580	556,015	23,369,322
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	18,519,002	(4,428,578)	1,212,671	34,185,414
End of period	19,745,540	(4,274,821)	1,693,677	31,847,495

Net change in unrealized appreciation/depreciation of investments	1,226,538	153,757	481,006	(2,337,919)

Net realized and unrealized capital gains (losses) on investments	12,645,651	635,337	1,037,021	21,031,403

Increase (decrease) in net assets from operations	$11,834,195	$7,970,226	$4,239,736	$20,376,557

See accompanying notes.

54

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$227,016	$236,424	$529,088	$—
Expenses:
Administrative, mortality and expense risk charge	266,855	352,513	461,518	2,712,495

Net investment income (loss)	(39,839)	(116,089)	67,570	(2,712,495)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	606,239	509,934	—
Proceeds from sales	6,327,232	5,879,550	7,329,286	39,440,333
Cost of investments sold	5,062,502	4,668,967	6,587,842	22,000,979

Net realized capital gains (losses) on investments	1,264,730	1,816,822	1,251,378	17,439,354
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,784,575	3,080,769	79,714	45,065,015
End of period	3,363,566	3,142,515	1,481,070	43,949,891

Net change in unrealized appreciation/depreciation of investments	1,578,991	61,746	1,401,356	(1,115,124)

Net realized and unrealized capital gains (losses) on investments	2,843,721	1,878,568	2,652,734	16,324,230

Increase (decrease) in net assets from operations	$2,803,882	$1,762,479	$2,720,304	$13,611,735

See accompanying notes.

55

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Net investment income (loss)
Income:
Dividends	$145,063	$6,278,815	$3,260,727	$139,508
Expenses:
Administrative, mortality and expense risk charge	972,751	1,973,264	1,275,772	18,942

Net investment income (loss)	(827,688)	4,305,551	1,984,955	120,566
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,680,293	(2)	117,918	5,131
Proceeds from sales	28,834,493	140,593,091	22,770,762	4,412,685
Cost of investments sold	22,445,696	140,593,091	23,264,159	4,437,442

Net realized capital gains (losses) on investments	8,069,090	(2)	(375,479)	(19,626)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	10,972,395	—	(2,881,917)	(64)
End of period	4,920,452	—	(2,982,730)	4

Net change in unrealized appreciation/depreciation of investments	(6,051,943)	—	(100,813)	68

Net realized and unrealized capital gains (losses) on investments	2,017,147	(2)	(476,292)	(19,558)

Increase (decrease) in net assets from operations	$1,189,459	$4,305,549	$1,508,663	$101,008

See accompanying notes.

56

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$5,702,895	$393,121	$—	$408,902
Expenses:
Administrative, mortality and expense risk charge	4,468,641	2,515,677	1,571,132	1,849,834

Net investment income (loss)	1,234,254	(2,122,556)	(1,571,132)	(1,440,932)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	33,604,580	6,851,498	9,390,750	—
Proceeds from sales	57,547,895	30,130,368	28,685,931	23,082,293
Cost of investments sold	53,492,612	33,397,903	22,419,991	27,501,416

Net realized capital gains (losses) on investments	37,659,863	3,583,963	15,656,690	(4,419,123)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	39,098,252	23,510,784	8,174,615	10,300,602
End of period	49,723,565	41,108,816	(4,264,860)	41,138,271

Net change in unrealized appreciation/depreciation of investments	10,625,313	17,598,032	(12,439,475)	30,837,669

Net realized and unrealized capital gains (losses) on investments	48,285,176	21,181,995	3,217,215	26,418,546

Increase (decrease) in net assets from operations	$49,519,430	$19,059,439	$1,646,083	$24,977,614

See accompanying notes.

57

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$1,160,373	$—	$62,500	$—
Expenses:
Administrative, mortality and expense risk charge	1,762,539	509,302	781,092	144,131

Net investment income (loss)	(602,166)	(509,302)	(718,592)	(144,131)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,818,894	—	2,171,864	—
Proceeds from sales	32,929,145	8,895,911	14,825,333	1,838,532
Cost of investments sold	36,344,335	6,213,081	9,519,743	1,180,751

Net realized capital gains (losses) on investments	3,403,704	2,682,830	7,477,454	657,781
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,824,173	8,920,897	14,996,956	2,391,406
End of period	15,038,680	9,476,876	13,814,944	2,320,246

Net change in unrealized appreciation/depreciation of investments	7,214,507	555,979	(1,182,012)	(71,160)

Net realized and unrealized capital gains (losses) on investments	10,618,211	3,238,809	6,295,442	586,621

Increase (decrease) in net assets from operations	$10,016,045	$2,729,507	$5,576,850	$442,490

See accompanying notes.

58

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$825,159	$—	$—	$35,149
Expenses:
Administrative, mortality and expense risk charge	1,047,197	380,083	257,673	48,708

Net investment income (loss)	(222,038)	(380,083)	(257,673)	(13,559)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,704,910	—	—	160,312
Proceeds from sales	17,776,619	7,033,283	5,973,991	671,264
Cost of investments sold	12,638,208	5,039,221	4,005,360	426,565

Net realized capital gains (losses) on investments	8,843,321	1,994,062	1,968,631	405,011
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	18,580,089	7,770,090	3,850,155	1,037,807
End of period	20,213,849	5,387,934	4,048,795	1,094,666

Net change in unrealized appreciation/depreciation of investments	1,633,760	(2,382,156)	198,640	56,859

Net realized and unrealized capital gains (losses) on investments	10,477,081	(388,094)	2,167,271	461,870

Increase (decrease) in net assets from operations	$10,255,043	$(768,177)	$1,909,598	$448,311

See accompanying notes.

59

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$516,498	$—	$1,646,787	$2,025,100
Expenses:
Administrative, mortality and expense risk charge	454,098	380,692	1,169,064	2,991,332

Net investment income (loss)	62,400	(380,692)	477,723	(966,232)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	491,038	2,413,793	16,947,128
Proceeds from sales	5,699,311	10,681,958	18,528,847	35,042,180
Cost of investments sold	4,560,415	8,111,152	15,254,791	20,073,238

Net realized capital gains (losses) on investments	1,138,896	3,061,844	5,687,849	31,916,070
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,187,483	3,551,739	9,832,132	61,744,451
End of period	9,809,354	3,398,630	11,237,156	49,716,284

Net change in unrealized appreciation/depreciation of investments	3,621,871	(153,109)	1,405,024	(12,028,167)

Net realized and unrealized capital gains (losses) on investments	4,760,767	2,908,735	7,092,873	19,887,903

Increase (decrease) in net assets from operations	$4,823,167	$2,528,043	$7,570,596	$18,921,671

See accompanying notes.

60

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$2,278,616	$52,655	$15,649	$552,771
Expenses:
Administrative, mortality and expense risk charge	1,094,591	440,538	43,113	4,418,924

Net investment income (loss)	1,184,025	(387,883)	(27,464)	(3,866,153)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	9,480,973	—	—	36,857,092
Proceeds from sales	14,197,603	11,136,980	863,792	67,196,948
Cost of investments sold	9,794,536	7,532,569	745,068	35,269,447

Net realized capital gains (losses) on investments	13,884,040	3,604,411	118,724	68,784,593
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,281,013	5,146,658	840,437	121,267,924
End of period	13,170,226	3,380,659	835,308	86,484,866

Net change in unrealized appreciation/depreciation of investments	(2,110,787)	(1,765,999)	(5,129)	(34,783,058)

Net realized and unrealized capital gains (losses) on investments	11,773,253	1,838,412	113,595	34,001,535

Increase (decrease) in net assets from operations	$12,957,278	$1,450,529	$86,131	$30,135,382

See accompanying notes.

61

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic International Equity Subaccount
Net investment income (loss)
Income:
Dividends	$301,553	$312	$1,449	$864
Expenses:
Administrative, mortality and expense risk charge	1,248,049	1,740	1,844	1,056

Net investment income (loss)	(946,496)	(1,428)	(395)	(192)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	14,427,217	6,348	8,207	—
Proceeds from sales	16,468,775	7,030	4,694	32,008
Cost of investments sold	10,515,869	6,501	3,823	21,682

Net realized capital gains (losses) on investments	20,380,123	6,877	9,078	10,326
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,413,101	5,264	6,478	10,183
End of period	7,302,797	9,512	13,041	15,001

Net change in unrealized appreciation/depreciation of investments	(8,110,304)	4,248	6,563	4,818

Net realized and unrealized capital gains (losses) on investments	12,269,819	11,125	15,641	15,144

Increase (decrease) in net assets from operations	$11,323,323	$9,697	$15,246	$14,952

See accompanying notes.

62

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount	STI Classic Large Cap Value Equity Subaccount
Net investment income (loss)
Income:
Dividends	$6,285	$254	$2,596	$3,954
Expenses:
Administrative, mortality and expense risk charge	2,436	1,051	9,249	4,739

Net investment income (loss)	3,849	(797)	(6,653)	(785)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	5,063	144,146	—
Proceeds from sales	6,675	2,740	150,297	8,092
Cost of investments sold	6,718	2,032	129,503	6,562

Net realized capital gains (losses) on investments	(43)	5,771	164,940	1,530
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,368)	15,287	33,557	25,294
End of period	(1,460)	16,135	(38,068)	74,895

Net change in unrealized appreciation/depreciation of investments	(92)	848	(71,625)	49,601

Net realized and unrealized capital gains (losses) on investments	(135)	6,619	93,315	51,131

Increase (decrease) in net assets from operations	$3,714	$5,822	$86,662	$50,346

See accompanying notes.

63

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount	MTB Managed Allocation Fund- Aggressive Growth II Subaccount
Net investment income (loss)
Income:
Dividends	$128	$735	$40,657	$137
Expenses:
Administrative, mortality and expense risk charge	417	813	22,220	73

Net investment income (loss)	(289)	(78)	18,437	64
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	187	7,170	79,507	157
Proceeds from sales	20,917	11,843	265,978	91
Cost of investments sold	18,656	10,074	261,177	81

Net realized capital gains (losses) on investments	2,448	8,939	84,308	167
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,229	2,211	(4,663)	273
End of period	1,754	2,442	30,537	755

Net change in unrealized appreciation/depreciation of investments	525	231	35,200	482

Net realized and unrealized capital gains (losses) on investments	2,973	9,170	119,508	649

Increase (decrease) in net assets from operations	$2,684	$9,092	$137,945	$713

See accompanying notes.

64

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2006, Except as Noted

MTB Managed Allocation Fund- Conservative Growth II Subaccount
Net investment income (loss)
Income:
Dividends	$3,183
Expenses:
Administrative, mortality and expense risk charge	1,277

Net investment income (loss)	1,906
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,657
Proceeds from sales	29,285
Cost of investments sold	29,153

Net realized capital gains (losses) on investments	1,789
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	35
End of period	1,079

Net change in unrealized appreciation/depreciation of investments	1,044

Net realized and unrealized capital gains (losses) on investments	2,833

Increase (decrease) in net assets from operations	$4,739

See accompanying notes.

65

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation - Conservative Subaccount		Asset Allocation - Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$4,719,405	$2,797,577	$(2,320,195)	$(3,184,680)
Net realized capital gains (losses) on investments	25,505,395	25,183,795	45,103,191	24,091,057
Net change in unrealized appreciation/depreciation of investments	(11,808,550)	(19,631,659)	8,601,919	11,624,446

Increase (decrease) in net assets from operations	18,416,250	8,349,713	51,384,915	32,530,823
Contract transactions
Net contract purchase payments	18,747,051	17,440,666	28,711,832	31,045,253
Transfer payments from (to) other subaccounts or general account	5,897,952	2,456,110	17,338,955	24,061,199
Contract terminations, withdrawals, and other deductions	(20,638,796)	(12,295,174)	(25,777,840)	(11,354,072)
Contract maintenance charges	(941,173)	(861,054)	(1,588,359)	(1,312,239)

Increase (decrease) in net assets from contract transactions	3,065,034	6,740,548	18,684,588	42,440,141

Net increase (decrease) in net assets	21,481,284	15,090,261	70,069,503	74,970,964
Net assets:
Beginning of the period	222,710,048	207,619,787	363,977,311	289,006,347

End of the period	$244,191,332	$222,710,048	$434,046,814	$363,977,311

See accompanying notes.

66

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$8,315,233	$2,129,182	$1,398,258	$(2,529,924)
Net realized capital gains (losses) on investments	53,695,348	39,573,752	61,964,853	40,137,683
Net change in unrealized appreciation/depreciation of investments	7,897,633	(4,835,481)	54,727,819	24,814,373

Increase (decrease) in net assets from operations	69,908,214	36,867,453	118,090,930	62,422,132
Contract transactions
Net contract purchase payments	84,479,447	66,014,484	165,655,337	96,932,827
Transfer payments from (to) other subaccounts or general account	22,353,609	19,589,326	147,296,890	71,316,426
Contract terminations, withdrawals, and other deductions	(43,092,651)	(28,626,774)	(59,634,342)	(32,831,871)
Contract maintenance charges	(2,951,678)	(2,443,235)	(3,755,624)	(2,831,842)

Increase (decrease) in net assets from contract transactions	60,788,727	54,533,801	249,562,261	132,585,540

Net increase (decrease) in net assets	130,696,941	91,401,254	367,653,191	195,007,672
Net assets:
Beginning of the period	677,974,167	586,572,913	851,964,171	656,956,499

End of the period	$808,671,108	$677,974,167	$1,219,617,362	$851,964,171

See accompanying notes.

67

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	International Moderate Growth Subaccount	MFS International Equity Subaccount
	2006(1)	2006	2005
Operations
Net investment income (loss)	$(43,864)	$(85,452)	$(541,463)
Net realized capital gains (losses) on investments	(12,405)	14,440,488	10,944,254
Net change in unrealized appreciation/depreciation of investments	749,410	3,281,362	(2,040,430)

Increase (decrease) in net assets from operations	693,141	17,636,398	8,362,361
Contract transactions
Net contract purchase payments	7,290,178	2,227,609	2,366,118
Transfer payments from (to) other subaccounts or general account	4,091,456	5,531,155	5,852,681
Contract terminations, withdrawals, and other deductions	(58,898)	(7,257,692)	(3,417,350)
Contract maintenance charges	(3,190)	(343,103)	(291,751)

Increase (decrease) in net assets from contract transactions	11,319,546	157,969	4,509,698

Net increase (decrease) in net assets	12,012,687	17,794,367	12,872,059
Net assets:
Beginning of the period	—	85,717,594	72,845,535

End of the period	$12,012,687	$103,511,961	$85,717,594

See accompanying notes.

68

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	American Century Large Company Value Subaccount		Capital Guardian Global Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$397,612	$(257,642)	$1,189,698	$(1,182,650)
Net realized capital gains (losses) on investments	6,817,222	5,440,997	45,403,411	4,062,073
Net change in unrealized appreciation/depreciation of investments	(1,290,571)	(4,406,667)	(31,633,310)	6,528,985

Increase (decrease) in net assets from operations	5,924,263	776,688	14,959,799	9,408,408
Contract transactions
Net contract purchase payments	592,610	781,435	3,017,788	4,463,183
Transfer payments from (to) other subaccounts or general account	5,047,489	(5,168,007)	(5,186,227)	154,147
Contract terminations, withdrawals, and other deductions	(3,121,797)	(1,875,239)	(9,290,756)	(6,440,430)
Contract maintenance charges	(124,950)	(124,021)	(439,137)	(399,837)

Increase (decrease) in net assets from contract transactions	2,393,352	(6,385,832)	(11,898,332)	(2,222,937)

Net increase (decrease) in net assets	8,317,615	(5,609,144)	3,061,467	7,185,471
Net assets:
Beginning of the period	31,899,345	37,508,489	123,475,180	116,289,709

End of the period	$40,216,960	$31,899,345	$126,536,647	$123,475,180

See accompanying notes.

69

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,305,384)	$(1,272,843)	$154,171	$(1,435,746)
Net realized capital gains (losses) on investments	19,678,871	5,999,520	29,709,528	12,505,995
Net change in unrealized appreciation/depreciation of investments	(7,285,755)	1,341,482	9,451,844	5,328,283

Increase (decrease) in net assets from operations	11,087,732	6,068,159	39,315,543	16,398,532
Contract transactions
Net contract purchase payments	3,065,505	4,836,022	6,065,724	6,005,837
Transfer payments from (to) other subaccounts or general account	(4,822,452)	(5,621,801)	(5,978,302)	(4,695,863)
Contract terminations, withdrawals, and other deductions	(9,016,909)	(9,192,681)	(27,036,876)	(25,113,672)
Contract maintenance charges	(502,017)	(504,400)	(827,057)	(823,386)

Increase (decrease) in net assets from contract transactions	(11,275,873)	(10,482,860)	(27,776,511)	(24,627,084)

Net increase (decrease) in net assets	(188,141)	(4,414,701)	11,539,032	(8,228,552)
Net assets:
Beginning of the period	136,726,500	141,141,201	281,871,887	290,100,439

End of the period	$136,538,359	$136,726,500	$293,410,919	$281,871,887

See accompanying notes.

70

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Clarion Global Real Estate Securities Subaccount		Transamerica Small/Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(65,568)	$126,555	$(925,531)	$(1,806,628)
Net realized capital gains (losses) on investments	18,282,819	10,739,524	21,539,314	10,833,256
Net change in unrealized appreciation/ depreciation of investments	14,301,382	(2,535,123)	5,674,757	11,047,857

Increase (decrease) in net assets from operations	32,518,633	8,330,956	26,288,540	20,074,485
Contract transactions
Net contract purchase payments	3,409,754	2,829,590	599,780	732,886
Transfer payments from (to) other subaccounts or general account	10,287,768	4,456,611	(12,644,147)	(11,722,993)
Contract terminations, withdrawals, and other deductions	(6,365,752)	(3,880,099)	(22,719,935)	(22,344,801)
Contract maintenance charges	(349,866)	(269,662)	(374,277)	(375,372)

Increase (decrease) in net assets from contract transactions	6,981,904	3,136,440	(35,138,579)	(33,710,280)

Net increase (decrease) in net assets	39,500,537	11,467,396	(8,850,039)	(13,635,795)
Net assets:
Beginning of the period	81,065,440	69,598,044	175,000,850	188,636,645

End of the period	$120,565,977	$81,065,440	$166,150,811	$175,000,850

See accompanying notes.

71

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Science and Technology Subaccount		Jennison Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(345,182)	$(294,152)	$(380,786)	$(324,754)
Net realized capital gains (losses) on investments	2,161,698	245,019	3,928,010	898,210
Net change in unrealized appreciation/depreciation of investments	(2,117,061)	(218,095)	(3,613,017)	2,312,173

Increase (decrease) in net assets from operations	(300,545)	(267,228)	(65,793)	2,885,629
Contract transactions
Net contract purchase payments	688,109	895,146	660,865	303,493
Transfer payments from (to) other subaccounts or general account	(4,761,835)	(6,088,363)	1,033,114	(876,194)
Contract terminations, withdrawals, and other deductions	(2,199,794)	(1,289,508)	(3,507,039)	(2,471,253)
Contract maintenance charges	(99,111)	(116,775)	(77,317)	(72,575)

Increase (decrease) in net assets from contract transactions	(6,372,631)	(6,599,500)	(1,890,377)	(3,116,529)

Net increase (decrease) in net assets	(6,673,176)	(6,866,728)	(1,956,170)	(230,900)
Net assets:
Beginning of the period	26,903,006	33,769,734	27,898,575	28,129,475

End of the period	$20,229,830	$26,903,006	$25,942,405	$27,898,575

See accompanying notes.

72

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(439,476)	$(215,090)	$(405,171)	$(361,239)
Net realized capital gains (losses) on investments	6,511,672	1,584,704	2,417,749	693,574
Net change in unrealized appreciation/depreciation of investments	7,668,287	405,812	(1,096,630)	1,674,291

Increase (decrease) in net assets from operations	13,740,483	1,775,426	915,948	2,006,626
Contract transactions
Net contract purchase payments	1,256,618	3,712,856	1,067,397	1,125,955
Transfer payments from (to) other subaccounts or general account	(7,007,254)	(7,705,023)	(2,172,150)	7,305,260
Contract terminations, withdrawals, and other deductions	(7,035,541)	(6,758,422)	(3,009,028)	(1,256,859)
Contract maintenance charges	(454,729)	(469,445)	(102,649)	(99,917)

Increase (decrease) in net assets from contract transactions	(13,240,906)	(11,220,034)	(4,216,430)	7,074,439

Net increase (decrease) in net assets	499,577	(9,444,608)	(3,300,482)	9,081,065
Net assets:
Beginning of the period	112,115,512	121,560,120	31,394,430	22,313,365

End of the period	$112,615,089	$112,115,512	$28,093,948	$31,394,430

See accompanying notes.

73

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	BlackRock Large Cap Value Subaccount		MFS High Yield Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(811,456)	$(533,084)	$7,334,889	$6,426,177
Net realized capital gains (losses) on investments	11,419,113	6,411,689	481,580	5,936,879
Net change in unrealized appreciation/depreciation of investments	1,226,538	3,379,219	153,757	(12,148,323)

Increase (decrease) in net assets from operations	11,834,195	9,257,824	7,970,226	214,733
Contract transactions
Net contract purchase payments	1,856,529	1,796,429	1,198,778	2,241,831
Transfer payments from (to) other subaccounts or general account	701,985	22,436,404	(7,302,783)	(16,793,259)
Contract terminations, withdrawals, and other deductions	(8,096,761)	(7,534,582)	(8,451,463)	(6,796,353)
Contract maintenance charges	(299,703)	(247,216)	(335,538)	(379,614)

Increase (decrease) in net assets from contract transactions	(5,837,950)	16,451,035	(14,891,006)	(21,727,395)

Net increase (decrease) in net assets	5,996,245	25,708,859	(6,920,780)	(21,512,662)
Net assets:
Beginning of the period	82,659,387	56,950,528	95,566,101	117,078,763

End of the period	$88,655,632	$82,659,387	$88,645,321	$95,566,101

See accompanying notes.

74

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	PIMCO Total Return Subaccount		Legg Mason Partners All Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$3,202,715	$527,543	$(654,846)	$(1,221,413)
Net realized capital gains (losses) on investments	556,015	5,001,511	23,369,322	2,545,451
Net change in unrealized appreciation/depreciation of investments	481,006	(4,218,362)	(2,337,919)	1,803,093

Increase (decrease) in net assets from operations	4,239,736	1,310,692	20,376,557	3,127,131
Contract transactions
Net contract purchase payments	3,122,915	4,764,239	1,995,207	3,301,647
Transfer payments from (to) other subaccounts or general account	3,119,186	5,717,393	(10,322,381)	(15,664,940)
Contract terminations, withdrawals, and other deductions	(13,803,471)	(10,139,971)	(10,451,429)	(7,781,818)
Contract maintenance charges	(637,800)	(663,941)	(489,425)	(532,071)

Increase (decrease) in net assets from contract transactions	(8,199,170)	(322,280)	(19,268,028)	(20,677,182)

Net increase (decrease) in net assets	(3,959,434)	988,412	1,108,529	(17,550,051)
Net assets:
Beginning of the period	170,181,558	169,193,146	135,476,495	153,026,546

End of the period	$166,222,124	$170,181,558	$136,585,024	$135,476,495

See accompanying notes.

75

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Templeton Transamerica Global Subaccount		Transamerica Balanced (A/T) Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(39,839)	$(60,837)	$(116,089)	$(28,153)
Net realized capital gains (losses) on investments	1,264,730	207,454	1,816,822	2,054,700
Net change in unrealized appreciation/depreciation of investments	1,578,991	779,114	61,746	(658,067)

Increase (decrease) in net assets from operations	2,803,882	925,731	1,762,479	1,368,480
Contract transactions
Net contract purchase payments	810,320	625,908	1,707,210	1,154,484
Transfer payments from (to) other subaccounts or general account	137,313	3,497,159	(953,046)	846,976
Contract terminations, withdrawals, and other deductions	(1,049,235)	(695,413)	(1,694,707)	(1,164,352)
Contract maintenance charges	(69,478)	(58,820)	(90,843)	(87,466)

Increase (decrease) in net assets from contract transactions	(171,080)	3,368,834	(1,031,386)	749,642

Net increase (decrease) in net assets	2,632,802	4,294,565	731,093	2,118,122
Net assets:
Beginning of the period	17,065,692	12,771,127	23,808,995	21,690,873

End of the period	$19,698,494	$17,065,692	$24,540,088	$23,808,995

See accompanying notes.

76

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$67,570	$165,503	$(2,712,495)	$(1,588,165)
Net realized capital gains (losses) on investments	1,251,378	3,701,717	17,439,354	9,861,456
Net change in unrealized appreciation/depreciation of investments	1,401,356	(3,231,888)	(1,115,124)	12,319,381

Increase (decrease) in net assets from operations	2,720,304	635,332	13,611,735	20,592,672
Contract transactions
Net contract purchase payments	801,757	1,201,174	5,080,099	4,916,109
Transfer payments from (to) other subaccounts or general account	7,521,265	(458,903)	115,745,478	5,296,320
Contract terminations, withdrawals, and other deductions	(1,855,264)	(1,255,644)	(14,623,039)	(6,945,031)
Contract maintenance charges	(120,221)	(103,877)	(655,064)	(547,987)

Increase (decrease) in net assets from contract transactions	6,347,537	(617,250)	105,547,474	2,719,411

Net increase (decrease) in net assets	9,067,841	18,082	119,159,209	23,312,083
Net assets:
Beginning of the period	26,830,358	26,812,276	167,392,130	144,080,047

End of the period	$35,898,199	$26,830,358	$286,551,339	$167,392,130

See accompanying notes.

77

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Money Market Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(827,688)	$(905,161)	$4,305,551	$1,713,973
Net realized capital gains (losses) on investments	8,069,090	10,228,942	(2)	(339)
Net change in unrealized appreciation/depreciation of investments	(6,051,943)	(985,648)	—	—

Increase (decrease) in net assets from operations	1,189,459	8,338,133	4,305,549	1,713,634
Contract transactions
Net contract purchase payments	1,124,810	1,625,479	22,957,660	20,047,579
Transfer payments from (to) other subaccounts or general account	(9,245,589)	(4,963,379)	45,595,687	2,097,865
Contract terminations, withdrawals, and other deductions	(5,884,550)	(3,244,855)	(49,333,393)	(30,106,527)
Contract maintenance charges	(260,188)	(236,483)	(543,798)	(490,211)

Increase (decrease) in net assets from contract transactions	(14,265,517)	(6,819,238)	18,676,156	(8,451,294)

Net increase (decrease) in net assets	(13,076,058)	1,518,895	22,981,705	(6,737,660)
Net assets:
Beginning of the period	70,701,733	69,182,838	99,012,522	105,750,182

End of the period	$57,625,675	$70,701,733	$121,994,227	$99,012,522

See accompanying notes.

78

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities-PAM Fund Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,984,955	$2,487,234	$120,566	$(4,077)
Net realized capital gains (losses) on investments	(375,479)	1,468,800	(19,626)	13,280
Net change in unrealized appreciation/depreciation of investments	(100,813)	(3,213,756)	68	(632)

Increase (decrease) in net assets from operations	1,508,663	742,278	101,008	8,571
Contract transactions
Net contract purchase payments	1,095,068	2,735,366	—	(1)
Transfer payments from (to) other subaccounts or general account	(510,881)	(2,194,737)	(122,332)	44,588
Contract terminations, withdrawals, and other deductions	(10,225,705)	(10,767,819)	(57,595)	(14,574)
Contract maintenance charges	(269,196)	(292,694)	(373)	(982)

Increase (decrease) in net assets from contract transactions	(9,910,714)	(10,519,884)	(180,300)	29,031

Net increase (decrease) in net assets	(8,402,051)	(9,777,606)	(79,292)	37,602
Net assets:
Beginning of the period	94,695,811	104,473,417	79,462	41,860

End of the period	$86,293,760	$94,695,811	$170	$79,462

See accompanying notes.

79

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,234,254	$1,021,140	$(2,122,556)	$(1,740,934)
Net realized capital gains (losses) on investments	37,659,863	27,153,024	3,583,963	(2,374,721)
Net change in unrealized appreciation/depreciation of investments	10,625,313	(20,163,176)	17,598,032	11,984,167

Increase (decrease) in net assets from operations	49,519,430	8,010,988	19,059,439	7,868,512
Contract transactions
Net contract purchase payments	4,738,363	6,231,683	2,165,913	3,554,505
Transfer payments from (to) other subaccounts or general account	(16,069,246)	(12,529,714)	(6,860,623)	(4,965,664)
Contract terminations, withdrawals, and other deductions	(33,709,010)	(29,897,816)	(17,295,742)	(16,225,279)
Contract maintenance charges	(881,981)	(914,413)	(503,337)	(516,819)

Increase (decrease) in net assets from contract transactions	(45,921,874)	(37,110,260)	(22,493,789)	(18,153,257)

Net increase (decrease) in net assets	3,597,556	(29,099,272)	(3,434,350)	(10,284,745)
Net assets:
Beginning of the period	312,861,810	341,961,082	180,241,326	190,526,071

End of the period	$316,459,366	$312,861,810	$176,806,976	$180,241,326

See accompanying notes.

80

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,571,132)	$(1,541,069)	$(1,440,932)	$1,996,856
Net realized capital gains (losses) on investments	15,656,690	25,733,224	(4,419,123)	(5,388,300)
Net change in unrealized appreciation/depreciation of investments	(12,439,475)	(15,207,004)	30,837,669	15,524,959

Increase (decrease) in net assets from operations	1,646,083	8,985,151	24,977,614	12,133,515
Contract transactions
Net contract purchase payments	3,265,686	3,528,328	2,966,017	2,036,864
Transfer payments from (to) other subaccounts or general account	(9,406,280)	(4,265,625)	12,781,359	20,413,812
Contract terminations, withdrawals, and other deductions	(7,563,950)	(6,026,641)	(14,378,980)	(9,886,603)
Contract maintenance charges	(401,658)	(400,869)	(344,229)	(231,857)

Increase (decrease) in net assets from contract transactions	(14,106,202)	(7,164,807)	1,024,167	12,332,216

Net increase (decrease) in net assets	(12,460,119)	1,820,344	26,001,781	24,465,731
Net assets:
Beginning of the period	111,766,360	109,946,016	116,547,055	92,081,324

End of the period	$99,306,241	$111,766,360	$142,548,836	$116,547,055

See accompanying notes.

81

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Van Kampen Large Cap Core Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(602,166)	$(76,684)	$(509,302)	$(499,602)
Net realized capital gains (losses) on investments	3,403,704	(4,001,615)	2,682,830	1,609,433
Net change in unrealized appreciation/depreciation of investments	7,214,507	14,031,374	555,979	891,793

Increase (decrease) in net assets from operations	10,016,045	9,953,075	2,729,507	2,001,624
Contract transactions
Net contract purchase payments	732,846	733,316	1,298,124	1,601,633
Transfer payments from (to) other subaccounts or general account	(10,984,042)	(5,419,149)	(4,562,387)	(4,699,512)
Contract terminations, withdrawals, and other deductions	(19,737,601)	(19,581,579)	(3,274,844)	(1,970,695)
Contract maintenance charges	(203,774)	(216,147)	(135,049)	(141,556)

Increase (decrease) in net assets from contract transactions	(30,192,571)	(24,483,559)	(6,674,156)	(5,210,130)

Net increase (decrease) in net assets	(20,176,526)	(14,530,484)	(3,944,649)	(3,208,506)
Net assets:
Beginning of the period	137,724,034	152,254,518	36,695,160	39,903,666

End of the period	$117,547,508	$137,724,034	$32,750,511	$36,695,160

See accompanying notes.

82

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(718,592)	$(893,291)	$(144,131)	$(143,963)
Net realized capital gains (losses) on investments	7,477,454	6,491,721	657,781	593,354
Net change in unrealized appreciation/depreciation of investments	(1,182,012)	(3,736,380)	(71,160)	217,991

Increase (decrease) in net assets from operations	5,576,850	1,862,050	442,490	667,382
Contract transactions
Net contract purchase payments	1,127,978	1,496,781	317,060	643,311
Transfer payments from (to) other subaccounts or general account	(7,823,805)	(14,339,519)	(37,434)	(1,187,181)
Contract terminations, withdrawals, and other deductions	(3,906,329)	(2,879,707)	(982,462)	(512,737)
Contract maintenance charges	(211,193)	(246,412)	(38,078)	(38,508)

Increase (decrease) in net assets from contract transactions	(10,813,349)	(15,968,857)	(740,914)	(1,095,115)

Net increase (decrease) in net assets	(5,236,499)	(14,106,807)	(298,424)	(427,733)
Net assets:
Beginning of the period	55,795,082	69,901,889	10,158,970	10,586,703

End of the period	$50,558,583	$55,795,082	$9,860,546	$10,158,970

See accompanying notes.

83

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(222,038)	$(115,583)	$(380,083)	$(379,393)
Net realized capital gains (losses) on investments	8,843,321	1,048,069	1,994,062	886,911
Net change in unrealized appreciation/depreciation of investments	1,633,760	1,297,498	(2,382,156)	2,710,481

Increase (decrease) in net assets from operations	10,255,043	2,229,984	(768,177)	3,217,999
Contract transactions
Net contract purchase payments	1,600,406	1,602,383	422,171	373,451
Transfer payments from (to) other subaccounts or general account	(7,118,588)	(4,888,151)	(2,801,778)	(435,645)
Contract terminations, withdrawals, and other deductions	(5,726,201)	(3,526,709)	(1,565,108)	(898,294)
Contract maintenance charges	(267,449)	(283,602)	(100,042)	(100,071)

Increase (decrease) in net assets from contract transactions	(11,511,832)	(7,096,079)	(4,044,757)	(1,060,559)

Net increase (decrease) in net assets	(1,256,789)	(4,866,095)	(4,812,934)	2,157,440
Net assets:
Beginning of the period	74,076,204	78,942,299	28,571,481	26,414,041

End of the period	$72,819,415	$74,076,204	$23,758,547	$28,571,481

See accompanying notes.

84

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Janus Aspen - Mid Cap Growth Subaccount		Janus Aspen - Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(257,673)	$(247,835)	$(13,559)	$(27,032)
Net realized capital gains (losses) on investments	1,968,631	1,139,416	405,011	514,348
Net change in unrealized appreciation/depreciation of investments	198,640	780,535	56,859	(199,051)

Increase (decrease) in net assets from operations	1,909,598	1,672,116	448,311	288,265
Contract transactions
Net contract purchase payments	161,376	1,066,520	47,147	8,653
Transfer payments from (to) other subaccounts or general account	(1,350,190)	(312,976)	(313,902)	(144,073)
Contract terminations, withdrawals, and other deductions	(1,377,066)	(737,796)	(230,126)	(197,191)
Contract maintenance charges	(69,128)	(68,647)	(9,430)	(9,917)

Increase (decrease) in net assets from contract transactions	(2,635,008)	(52,899)	(506,311)	(342,528)

Net increase (decrease) in net assets	(725,410)	1,619,217	(58,000)	(54,263)
Net assets:
Beginning of the period	18,988,904	17,369,687	3,631,349	3,685,612

End of the period	$18,263,494	$18,988,904	$3,573,349	$3,631,349

See accompanying notes.

85

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Janus Aspen - Worldwide Growth Subaccount		MFS New Discovery Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$62,400	$(75,558)	$(380,692)	$(409,763)
Net realized capital gains (losses) on investments	1,138,896	(107,900)	3,061,844	2,847,320
Net change in unrealized appreciation/depreciation of investments	3,621,871	1,328,964	(153,109)	(1,703,326)

Increase (decrease) in net assets from operations	4,823,167	1,145,506	2,528,043	734,231
Contract transactions
Net contract purchase payments	579,152	1,219,184	713,369	810,012
Transfer payments from (to) other subaccounts or general account	1,606,016	(3,329,421)	(4,279,986)	(3,772,960)
Contract terminations, withdrawals, and other deductions	(2,510,683)	(1,334,721)	(2,488,916)	(1,041,183)
Contract maintenance charges	(122,954)	(124,181)	(104,939)	(113,360)

Increase (decrease) in net assets from contract transactions	(448,469)	(3,569,139)	(6,160,472)	(4,117,491)

Net increase (decrease) in net assets	4,374,698	(2,423,633)	(3,632,429)	(3,383,260)
Net assets:
Beginning of the period	31,495,652	33,919,285	28,295,647	31,678,907

End of the period	$35,870,350	$31,495,652	$24,663,218	$28,295,647

See accompanying notes.

86

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MFS Total Return Subaccount		Fidelity - VIP Contrafund® Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$477,723	$251,951	$(966,232)	$(2,205,252)
Net realized capital gains (losses) on investments	5,687,849	4,263,471	31,916,070	2,758,497
Net change in unrealized appreciation/depreciation of investments	1,405,024	(3,632,803)	(12,028,167)	23,345,683

Increase (decrease) in net assets from operations	7,570,596	882,619	18,921,671	23,898,928
Contract transactions
Net contract purchase payments	1,205,192	2,234,527	6,960,957	7,276,109
Transfer payments from (to) other subaccounts or general account	(3,464,863)	5,577,852	4,920,956	26,003,856
Contract terminations, withdrawals, and other deductions	(6,467,563)	(3,929,326)	(14,820,721)	(9,037,287)
Contract maintenance charges	(305,355)	(305,905)	(767,525)	(626,150)

Increase (decrease) in net assets from contract transactions	(9,032,589)	3,577,148	(3,706,333)	23,616,528

Net increase (decrease) in net assets	(1,461,993)	4,459,767	15,215,338	47,515,456
Net assets:
Beginning of the period	80,364,262	75,904,495	193,975,998	146,460,542

End of the period	$78,902,269	$80,364,262	$209,191,336	$193,975,998

See accompanying notes.

87

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity - VIP Equity-Income Subaccount		Fidelity - VIP Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,184,025	$(5,099)	$(387,883)	$(377,302)
Net realized capital gains (losses) on investments	13,884,040	4,848,383	3,604,411	1,879,766
Net change in unrealized appreciation/depreciation of investments	(2,110,787)	(2,133,125)	(1,765,999)	(425,195)

Increase (decrease) in net assets from operations	12,957,278	2,710,159	1,450,529	1,077,269
Contract transactions
Net contract purchase payments	1,626,617	2,354,223	664,734	1,054,661
Transfer payments from (to) other subaccounts or general account	8,101,773	(5,189,864)	(3,409,934)	(4,351,829)
Contract terminations, withdrawals, and other deductions	(6,622,180)	(4,160,600)	(1,968,900)	(1,629,918)
Contract maintenance charges	(275,454)	(265,882)	(114,543)	(124,278)

Increase (decrease) in net assets from contract transactions	2,830,756	(7,262,123)	(4,828,643)	(5,051,364)

Net increase (decrease) in net assets	15,788,034	(4,551,964)	(3,378,114)	(3,974,095)
Net assets:
Beginning of the period	70,720,435	75,272,399	32,359,600	36,333,695

End of the period	$86,508,469	$70,720,435	$28,981,486	$32,359,600

See accompanying notes.

88

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity - VIP Growth Opportunities Subaccount		Fidelity - VIP Mid Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(27,464)	$(25,633)	$(3,866,153)	$(3,969,379)
Net realized capital gains (losses) on investments	118,724	37,941	68,784,593	14,540,577
Net change in unrealized appreciation/depreciation of investments	(5,129)	224,909	(34,783,058)	31,270,309

Increase (decrease) in net assets from operations	86,131	237,217	30,135,382	41,841,507
Contract transactions
Net contract purchase payments	55,184	29,704	7,606,898	8,517,632
Transfer payments from (to) other subaccounts or general account	(523,572)	(261,325)	(29,724,062)	14,428,178
Contract terminations, withdrawals, and other deductions	(265,179)	(112,112)	(23,075,822)	(16,684,177)
Contract maintenance charges	(11,342)	(12,636)	(1,081,302)	(997,651)

Increase (decrease) in net assets from contract transactions	(744,909)	(356,369)	(46,274,288)	5,263,982

Net increase (decrease) in net assets	(658,778)	(119,152)	(16,138,906)	47,105,489
Net assets:
Beginning of the period	3,593,879	3,713,031	300,948,413	253,842,924

End of the period	$2,935,101	$3,593,879	$284,809,507	$300,948,413

See accompanying notes.

89

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity - VIP Value Strategies Subaccount		STI Classic Capital Appreciation Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(946,496)	$(1,311,748)	$(1,428)	$(1,543)
Net realized capital gains (losses) on investments	20,380,123	12,452,448	6,877	437
Net change in unrealized appreciation/depreciation of investments	(8,110,304)	(11,278,122)	4,248	(1,559)

Increase (decrease) in net assets from operations	11,323,323	(137,422)	9,697	(2,665)
Contract transactions
Net contract purchase payments	2,360,458	3,499,245	—	720
Transfer payments from (to) other subaccounts or general account	(3,913,833)	(8,861,281)	927	7,042
Contract terminations, withdrawals, and other deductions	(6,991,879)	(4,094,416)	(4,443)	(3,816)
Contract maintenance charges	(330,567)	(356,454)	(599)	(633)

Increase (decrease) in net assets from contract transactions	(8,875,821)	(9,812,906)	(4,115)	3,313

Net increase (decrease) in net assets	2,447,502	(9,950,328)	5,582	648
Net assets:
Beginning of the period	85,280,464	95,230,792	108,014	107,366

End of the period	$87,727,966	$85,280,464	$113,596	$108,014

See accompanying notes.

90

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	STI Classic Large Cap Relative Value Subaccount		STI Classic International Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(395)	$(490)	$(192)	$731
Net realized capital gains (losses) on investments	9,078	328	10,326	328
Net change in unrealized appreciation/depreciation of investments	6,563	4,383	4,818	5,686

Increase (decrease) in net assets from operations	15,246	4,221	14,952	6,745
Contract transactions
Net contract purchase payments	15,577	32,204	7,500	11,117
Transfer payments from (to) other subaccounts or general account	(1,343)	17,564	(4,674)	13,535
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(848)	(525)	(205)	(59)

Increase (decrease) in net assets from contract transactions	13,386	49,243	2,621	24,593

Net increase (decrease) in net assets	28,632	53,464	17,573	31,338
Net assets:
Beginning of the period	94,331	40,867	65,626	34,288

End of the period	$122,963	$94,331	$83,199	$65,626

See accompanying notes.

91

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	STI Classic Investment Grade Bond Subaccount		STI Classic Mid-Cap Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$3,849	$2,893	$(797)	$(717)
Net realized capital gains (losses) on investments	(43)	50	5,771	1,527
Net change in unrealized appreciation/depreciation of investments	(92)	(1,738)	848	6,723

Increase (decrease) in net assets from operations	3,714	1,205	5,822	7,533
Contract transactions
Net contract purchase payments	—	84,783	—	—
Transfer payments from (to) other subaccounts or general account	8,013	33,567	1,069	(3,144)
Contract terminations, withdrawals, and other deductions	(2,717)	(30,979)	(368)	(3,504)
Contract maintenance charges	(662)	(333)	(230)	(265)

Increase (decrease) in net assets from contract transactions	4,634	87,038	471	(6,913)

Net increase (decrease) in net assets	8,348	88,243	6,293	620
Net assets:
Beginning of the period	140,076	51,833	64,212	63,592

End of the period	$148,424	$140,076	$70,505	$64,212

See accompanying notes.

92

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	STI Classic Small Cap Value Equity Subaccount		STI Classic Large Cap Value Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(6,653)	$(5,230)	$(785)	$(272)
Net realized capital gains (losses) on investments	164,940	83,412	1,530	751
Net change in unrealized appreciation/ depreciation of investments	(71,625)	(23,423)	49,601	4,018

Increase (decrease) in net assets from operations	86,662	54,759	50,346	4,497
Contract transactions
Net contract purchase payments	15,652	166,594	450	—
Transfer payments from (to) other subaccounts or general account	48,846	74,877	22,812	160
Contract terminations, withdrawals, and other deductions	(79,603)	(155,131)	—	—
Contract maintenance charges	(3,189)	(2,215)	(1,772)	(1,641)

Increase (decrease) in net assets from contract transactions	(18,294)	84,125	21,490	(1,481)

Net increase (decrease) in net assets	68,368	138,884	71,836	3,016
Net assets:
Beginning of the period	577,418	438,534	234,907	231,891

End of the period	$645,786	$577,418	$306,743	$234,907

See accompanying notes.

93

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount		MTB Large-Cap Value Fund II Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(289)	$(273)	$(78)	$(36)
Net realized capital gains (losses) on investments	2,448	792	8,939	174
Net change in unrealized appreciation/depreciation of investments	525	101	231	2,211

Increase (decrease) in net assets from operations	2,684	620	9,092	2,349
Contract transactions
Net contract purchase payments	599	12,621	65,970	18,209
Transfer payments from (to) other subaccounts or general account	(19,516)	1	12,449	(1,062)
Contract terminations, withdrawals, and other deductions	(194)	(192)	(1,256)	—
Contract maintenance charges	(127)	(131)	(110)	—

Increase (decrease) in net assets from contract transactions	(19,238)	12,299	77,053	17,147

Net increase (decrease) in net assets	(16,554)	12,919	86,145	19,496
Net assets:
Beginning of the period	34,344	21,425	19,496	—

End of the period	$17,790	$34,344	$105,641	$19,496

See accompanying notes.

94

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MTB Managed Allocation Fund-Moderate Growth II Subaccount		MTB Managed Allocation Fund-Aggressive Growth II Subaccount
	2006	2005	2006	2005(1)
Operations
Net investment income (loss)	$18,437	$3,622	$64	$(9)
Net realized capital gains (losses) on investments	84,308	112,148	167	11
Net change in unrealized appreciation/ depreciation of investments	35,200	(73,861)	482	273

Increase (decrease) in net assets from operations	137,945	41,909	713	275
Contract transactions
Net contract purchase payments	74,096	481,660	—	5,499
Transfer payments from (to) other subaccounts or general account	7,208	(88,703)	2	104
Contract terminations, withdrawals, and other deductions	(237,345)	(49,792)	—	(515)
Contract maintenance charges	(8,451)	(5,980)	(18)	—

Increase (decrease) in net assets from contract transactions	(164,492)	337,185	(16)	5,088

Net increase (decrease) in net assets	(26,547)	379,094	697	5,363
Net assets:
Beginning of the period	1,666,970	1,287,876	5,363	—

End of the period	$1,640,423	$1,666,970	$6,060	$5,363

See accompanying notes.

95

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	MTB Managed Allocation Fund- Conservative Growth II Subaccount
	2006	2005(1)
Operations
Net investment income (loss)	$1,906	$44
Net realized capital gains (losses) on investments	1,789	4
Net change in unrealized appreciation/depreciation of investments	1,044	35

Increase (decrease) in net assets from operations	4,739	83
Contract transactions
Net contract purchase payments	100,000	5,500
Transfer payments from (to) other subaccounts or general account	5	40
Contract terminations, withdrawals, and other deductions	—	(505)
Contract maintenance charges	(17)	—

Increase (decrease) in net assets from contract transactions	99,988	5,035

Net increase (decrease) in net assets	104,727	5,118
Net assets:
Beginning of the period	5,118	—

End of the period	$109,845	$5,118

See accompanying notes.

96

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specific investment subaccounts, except for those of the STI Classic Variable Trust and MTB Group of Funds-Class VA are available to contract owners of the Transamerica Landmark Variable Annuity, the Transamerica Freedom Variable Annuity, and the Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. All amounts reported herein represent the activity related to contract owners of the Transamerica Landmark Variable Annuity only. The STI Classic Variable Trust subaccounts are available to the contract owners of the Transamerica Landmark Suntrust Variable Annuity. The MTB Group of Funds-Class VA subaccounts are available to the contract owners of the Transamerica Landmark Select Variable Annuity. The remaining subaccounts (not included herein) are available to the contract owners of the Transamerica Landmark ML Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-PAM-Service Class subaccount (“PAM”) (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Asset Allocation-Concervative Portfolio

Asset Allocation-Growth Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

International Moderate Growth

MFS International Equity

American Century Large Company Value

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Global Real Estate Securities

Transamerica Small/Mid Cap Value

Transamerica Science and Technology

Jennison Growth

J.P. Morgan Enhanced Index

Marsico Growth

BackRock Large Cap Value

MFS High Yield

PIMCO Total Return

Legg Mason Partners All Cap

97

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Templeton Transamerica Global

Transamerica Balanced (A/T)

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-PAM Fund

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Van Kampen Mid-Cap Growth

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth

MFS® Variable Insurance TrustSM-Service Class:

MFS New Discovery Series

MFS Total Return Series

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

STI Classic Variable Trust:

STI Classic Capital Appreciation Fund

STI Classic Large Cap Relative Value Fund

STI Classic International Equity Fund

STI Classic Investment Grade Bond Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

STI Classic Large Cap Value Equity Fund

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

MTB Group of Funds - Class VA

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

98

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

MTB Managed Allocation Fund-Moderate Growth II

MTB Managed Allocation Fund-Aggressive Growth II

MTB Managed Allocation Fund-Conservative Growth II

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
Clarion Global Real Estate Securities	May 1, 2002
Transamerica Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity - VIP Value Strategies	May 1, 2002
Transamerica Money Market	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
STI Classic Capital Appreciation	May 1, 2003
STI Classic Large Cap Relative Value	May 1, 2003
STI Classic International Equity	May 1, 2003
STI Classic Investment Grade Bond	May 1, 2003
STI Classic Mid-Cap Equity	May 1, 2003
STI Classic Small Cap Value Equity	May 1, 2003
STI Classic Large Cap Value Equity	May 1, 2003
MTB Large-Cap Growth Fund II	May 1, 2004
MTB Large-Cap Value Fund II	May 1, 2004
MTB Managed Allocation Fund-Moderate Growth II	May 1, 2004
MTB Managed Allocation Fund-Aggressive Growth II	May 1, 2005
MTB Managed Allocation Fund-Conservative Growth II	May 1, 2005
International Moderate Growth	May 1, 2006

The following mergers were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
Transamerica Equity	Great Companies - AmericaSM
Transamerica Equity	Janus Growth

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
MTB Managed Allocation Fund-Moderate Growth II	MTB Managed Allocation-Moderate Growth Fund II
MTB Managed Allocation Fund-Aggressive Growth II	MTB Managed Allocation-Aggressive Growth Fund II
MTB Managed Allocation Fund-Conservative Growth II	MTB Managed Allocation-Conservative Growth Fund II
MFS International Equity	American Century International
Transamerica Science and Technology	Great Companies - TechnologySM
BlackRock Large Cap Value	Mercury Large Cap Value
Legg Mason Partners All Cap	Salomon All Cap
Templeton Transamerica Global	Templeton Great Companies Global

99

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002
T. Rowe Price Equity Income	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002
Transamerica Small/Mid Cap Value	July 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2006.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

100

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation - Conservative Portfolio
Initial	$77,074,382	$74,329,578
Service	24,220,916	7,362,653
Asset Allocation - Growth Portfolio
Initial	65,487,688	44,695,308
Service	28,100,012	4,646,724
Asset Allocation - Moderate Portfolio
Initial	76,095,205	67,180,235
Service	98,624,808	4,622,510
Asset Allocation - Moderate Growth Portfolio
Initial	156,744,453	52,259,358
Service	194,123,013	5,510,373
International Moderate Growth(1)
Service	11,502,077	226,387
MFS International Equity
Initial	27,918,042	24,213,571
Service	2,093,896	706,920
American Century Large Company Value
Initial	15,421,952	8,965,396
Service	657,712	248,344
Capital Guardian Global
Initial	49,410,944	23,349,445
Service	3,159,752	545,117
Capital Guardian U.S. Equity
Initial	24,216,759	25,646,179
Service	1,379,186	393,287
Capital Guardian Value
Initial	36,110,509	39,539,719
Service	3,639,133	781,605
Clarion Global Real Estate Securities
Initial	29,963,195	14,725,767
Service	3,365,135	929,707
Transamerica Small/Mid Cap Value
Initial	15,955,990	37,842,068
Transamerica Science and Technology
Initial	3,438,736	8,828,189
Service	711,568	204,246
Jennison Growth
Initial	8,044,249	8,390,993
Service	392,041	28,049

101

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

2. Investments (continued)

	Purchases	Sales
J.P. Morgan Enhanced Index
Initial	$7,895,215	$21,865,379
Service	516,732	226,906
Marsico Growth
Initial	4,889,684	9,344,936
Service	954,531	1,120,938
BlackRock Large Cap Value
Initial	13,561,249	17,726,491
Service	2,109,469	866,169
MFS High Yield
Initial	17,318,356	23,863,099
Service	791,115	790,529
PIMCO Total Return
Initial	18,721,301	23,550,983
Service	1,987,698	2,154,390
Legg Mason Partners All Cap
Initial	27,120,394	29,466,811
Service	844,566	310,348
Templeton Transamerica Global
Initial	5,389,848	6,082,019
Service	726,487	245,213
Transamerica Balanced (A/T)
Initial	2,796,669	5,656,090
Service	2,541,648	223,460
Transamerica Convertible Securities
Initial	12,583,037	6,644,043
Service	1,671,288	685,243
Transamerica Equity
Initial	137,165,799	38,508,101
Service	5,109,619	932,232
Transamerica Growth Opportunities
Initial	14,491,183	27,627,580
Service	929,972	1,206,913
Transamerica Money Market
Initial	142,174,983	121,621,574
Service	21,399,820	18,971,517
Transamerica U.S. Government Securities
Initial	13,433,251	22,057,997
Service	1,529,625	712,765
Transamerica U.S. Government Securities-PAM Fund
Initial	4,358,087	4,412,685
T. Rowe Price Equity Income
Initial	44,130,228	55,806,545
Service	2,334,645	1,741,350
T. Rowe Price Growth Stock
Initial	11,202,221	29,694,158
Service	1,163,333	436,210

102

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

2. Investments (continued)

	Purchases	Sales
T. Rowe Price Small Cap
Initial	$19,300,317	$28,002,577
Service	3,098,951	683,354
Van Kampen Active International Allocation
Initial	19,139,982	22,534,812
Service	3,525,621	547,481
Van Kampen Large Cap Core
Initial	8,556,876	32,820,792
Service	396,445	108,353
Van Kampen Mid-Cap Growth
Initial	1,187,037	8,562,256
Service	525,005	333,655
AIM Variable Insurance Funds - Series II Shares:
AIM V.I. Basic Value Fund-Series II	5,464,482	14,825,333
AIM V.I. Capital Appreciation Fund-Series II	953,495	1,838,532
AllianceBernstien Variable Products Series Fund, Inc. - Class B:
AllianceBernstien Growth & Income Portfolio - Class B	9,747,991	17,776,619
AllianceBernstien Large Cap Growth Portfolio - Class B	2,608,425	7,033,283
Janus Aspen Series - Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	3,081,302	5,973,991
Janus Aspen - Mid Cap Value Portfolio-Service Shares	311,705	671,264
Janus Aspen-Worldwide Growth Portfolio-Service Shares	5,313,266	5,699,311
MFS® Variable Insurance TrustSM:
MFS New Discovery Series-Service Class	4,631,831	10,681,958
MFS Total Return Series-Service Class	12,387,723	18,528,847
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity - VIP Contrafund® Portfolio	47,315,510	35,042,180
Fidelity - VIP Equity-Income Portfolio - Service Class 2	27,693,346	14,197,603
Fidelity - VIP Growth Portfolio - Service Class 2	5,920,520	11,136,980
Fidelity - VIP Growth Opportunities Portfolio	91,410	863,792
Fidelity - VIP Mid Cap Portfolio - Service Class 2	53,924,301	67,196,948
Fidelity - VIP Value Strategies Portfolio - Service Class 2	21,072,409	16,468,775
STI Classic Variable Trust:
STI Classic Capital Appreciation Fund	7,833	7,030
STI Classic Large Cap Relative Value Fund	25,892	4,694
STI Classic International Equity Fund	34,433	32,008
STI Classic Investment Grade Bond Fund	15,161	6,675
STI Classic Mid-Cap Equity Fund	7,484	2,740
STI Classic Small Cap Value Equity Fund	269,488	150,297
STI Classic Large Cap Value Equity Fund	28,789	8,092
MTB Group of Funds - Class VA
MTB Managed Allocation-Moderate Growth Fund II	1,580	20,917
MTB Large-Cap Growth Fund II	95,998	11,843
MTB Large-Cap Value Fund II	199,433	265,978
MTB Managed Allocation-Conservative Growth Fund II	295	91
MTB Managed Allocation-Aggressive Growth Fund II	132,840	29,285

103

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	International Moderate Growth Subaccount(1)
Units outstanding at January 1, 2005	175,874,143	243,227,218	495,644,887	551,410,765	—
Units purchased	14,695,334	23,646,058	52,575,040	73,562,041	—
Units redeemed and transferred	(9,048,571)	8,230,677	(10,797,842)	28,221,017	—

Units outstanding at December 31, 2005	181,520,906	275,103,953	537,422,085	653,193,823	—
Units purchased	14,512,152	18,766,594	62,052,125	110,940,653	7,523,508
Units redeemed and transferred	(12,164,538)	(7,921,014)	(21,097,347)	57,426,095	4,123,686

Units outstanding at December 31, 2006	183,868,520	285,949,533	578,376,863	821,560,571	11,647,194

104

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Units outstanding at January 1, 2005	77,911,013	34,445,580	96,168,278	143,836,699	155,012,118
Units purchased	2,369,704	702,139	3,566,852	4,830,513	3,494,351
Units redeemed and transferred	2,019,718	(6,741,544)	(5,770,342)	(16,138,998)	(15,138,551)

Units outstanding at December 31, 2005	82,300,435	28,406,175	93,964,788	132,528,214	143,367,918
Units purchased	1,731,055	458,822	2,098,855	3,062,770	3,241,053
Units redeemed and transferred	(2,398,252)	1,547,018	(11,045,921)	(13,573,051)	(17,109,413)

Units outstanding at December 31, 2006	81,633,238	30,412,015	85,017,722	122,017,933	129,499,558

105

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount
Units outstanding at January 1, 2005	42,737,510	91,774,908	42,185,208	33,727,837	101,438,088
Units purchased	1,783,041	611,176	1,100,970	361,249	3,669,976
Units redeemed and transferred	(14,016)	(13,421,801)	(10,037,102)	(4,258,070)	(11,974,638)

Units outstanding at December 31, 2005	44,506,535	78,964,283	33,249,076	29,831,016	93,133,426
Units purchased	1,646,298	440,072	727,131	674,082	1,006,296
Units redeemed and transferred	1,037,148	(14,053,625)	(9,036,960)	(2,927,940)	(11,427,103)

Units outstanding at December 31, 2006	47,189,981	65,350,730	24,939,247	27,577,158	82,712,619

106

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount
Units outstanding at January 1, 2005	25,904,289	45,524,105	95,919,438	151,568,182	144,322,984
Units purchased	1,112,688	1,301,671	1,981,692	4,408,429	3,105,070
Units redeemed and transferred	6,253,537	10,736,209	(19,786,797)	(4,577,135)	(23,044,314)

Units outstanding at December 31, 2005	33,270,514	57,561,985	78,114,333	151,399,476	124,383,740
Units purchased	963,810	1,281,822	1,039,804	3,040,852	1,714,919
Units redeemed and transferred	(5,663,116)	(5,465,264)	(12,929,635)	(10,521,524)	(19,167,674)

Units outstanding at December 31, 2006	28,571,208	53,378,543	66,224,502	143,918,804	106,930,985

107

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Units outstanding at January 1, 2005	18,534,299	18,753,936	21,349,145	158,082,141	51,286,334
Units purchased	738,682	996,647	979,018	5,026,970	1,207,318
Units redeemed and transferred	3,675,638	(417,902)	(1,466,235)	(2,645,681)	(6,647,269)

Units outstanding at December 31, 2005	22,948,619	19,332,681	20,861,928	160,463,430	45,846,383
Units purchased	874,449	1,487,902	585,196	5,261,863	734,346
Units redeemed and transferred	(1,196,916)	(2,359,142)	4,078,858	106,146,670	(10,637,876)

Units outstanding at December 31, 2006	22,626,152	18,461,441	25,525,982	271,871,963	35,942,853

108

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2005	91,291,995	81,914,086	41,453	185,114,620	101,295,498
Units purchased	19,246,751	2,461,762	—	4,106,969	2,257,877
Units redeemed and transferred	(25,011,299)	(10,103,113)	36,595	(22,367,155)	(10,263,832)

Units outstanding at December 31, 2005	85,527,447	74,272,735	78,048	166,854,434	93,289,543
Units purchased	22,235,982	989,557	—	2,570,782	1,174,582
Units redeemed and transferred	(6,551,468)	(9,083,451)	(77,884)	(25,529,745)	(12,500,456)

Units outstanding at December 31, 2006	101,211,961	66,178,841	164	143,895,471	81,963,669

109

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Units outstanding at January 1, 2005	117,958,270	67,256,607	69,970,275	52,933,826	64,311,901
Units purchased	3,369,464	1,520,018	643,943	2,025,734	1,458,866
Units redeemed and transferred	(12,415,623)	8,183,555	(9,952,131)	(9,311,515)	(16,372,638)

Units outstanding at December 31, 2005	108,912,111	76,960,180	60,662,087	45,648,045	49,398,129
Units purchased	2,707,924	1,858,683	634,357	1,496,360	1,183,177
Units redeemed and transferred	(16,854,638)	(1,519,591)	(14,243,207)	(9,716,799)	(10,385,887)

Units outstanding at December 31, 2006	94,765,397	77,299,272	47,053,237	37,427,606	40,195,419

110

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Units outstanding at January 1, 2005	10,005,206	76,929,797	33,623,288	23,764,986	3,336,716
Units purchased	620,506	1,628,639	442,106	1,489,459	67,803
Units redeemed and transferred	(1,658,490)	(8,680,344)	(1,919,245)	(1,395,667)	(375,071)

Units outstanding at December 31, 2005	8,967,222	69,878,092	32,146,149	23,858,778	3,029,448
Units purchased	274,934	1,550,151	475,663	425,272	35,066
Units redeemed and transferred	(921,128)	(11,853,582)	(5,237,170)	(2,725,286)	(436,898)

Units outstanding at December 31, 2006	8,321,028	59,574,661	27,384,642	21,558,764	2,627,616

111

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity- Income Subaccount
Units outstanding at January 1, 2005	45,962,222	30,826,847	66,222,916	131,882,791	66,817,479
Units purchased	1,550,847	820,167	1,983,165	6,230,645	2,106,663
Units redeemed and transferred	(6,274,569)	(5,034,142)	1,158,644	13,493,869	(8,645,829)

Units outstanding at December 31, 2005	41,238,500	26,612,872	69,364,725	151,607,305	60,278,313
Units purchased	717,701	650,350	1,236,941	5,301,605	1,290,677
Units redeemed and transferred	(1,125,136)	(6,434,345)	(8,793,092)	(7,112,292)	698,417

Units outstanding at December 31, 2006	40,831,065	20,828,877	61,808,574	149,796,618	62,267,407

112

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount
Units outstanding at January 1, 2005	43,936,457	4,021,596	166,189,363	73,188,696	89,262
Units purchased	1,285,567	32,223	5,543,277	2,848,544	614
Units redeemed and transferred	(7,852,460)	(434,514)	(2,157,534)	(11,107,810)	2,211

Units outstanding at December 31, 2005	37,369,564	3,619,305	169,575,106	64,929,430	92,087
Units purchased	772,344	55,068	4,221,253	1,732,685	—
Units redeemed and transferred	(6,138,652)	(831,622)	(29,141,869)	(8,292,290)	(3,305)

Units outstanding at December 31, 2006	32,003,256	2,842,751	144,654,490	58,369,825	88,782

113

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	STI Classic Large Cap Relative Value Subaccount	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Units outstanding at January 1, 2005	29,605	21,737	50,586	43,200	261,142
Units purchased	21,630	7,345	83,707	—	100,090
Units redeemed and transferred	12,317	8,345	2,057	(4,436)	(49,191)

Units outstanding at December 31, 2005	63,552	37,427	136,350	38,764	312,041
Units purchased	10,167	3,719	—	—	7,683
Units redeemed and transferred	(1,375)	(2,497)	4,462	283	(14,546)

Units outstanding at December 31, 2006	72,344	38,649	140,812	39,047	305,178

114

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount	MTB Managed Allocation Fund- Aggressive Growth II Subaccount
Units outstanding at January 1, 2005	168,314	20,997	—	1,227,484	—
Units purchased	441	12,744	17,317	462,596	5,505
Units redeemed and transferred	(1,516)	(320)	(924)	(141,582)	(505)

Units outstanding at December 31, 2005	167,239	33,421	16,393	1,548,498	5,000
Units purchased	293	562	51,934	65,164	—
Units redeemed and transferred	13,950	(18,090)	8,186	(214,613)	(16)

Units outstanding at December 31, 2006	181,482	15,893	76,513	1,399,049	4,984

115

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

MTB Managed Allocation Fund- Conservative Growth II Subaccount
Units outstanding at January 1, 2005	—
Units purchased	5,505
Units redeemed and transferred	(505)

Units outstanding at December 31, 2005	5,000
Units purchased	96,647
Units redeemed and transferred	(16)

Units outstanding at December 31, 2006	101,631

116

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Conservative
	12/31/2006		183,868,520	$1.33	to	$1.35	$244,191,332	3.44%	1.25%	to	2.30%	8.10%	to	6.69%
	12/31/2005		181,520,906	1.23	to	1.26	222,710,048	2.78	1.25	to	2.30	3.89	to	2.65
	12/31/2004		175,874,143	1.18	to	1.23	207,619,787	0.31	1.25	to	2.30	8.36	to	23.15
	12/31/2003		160,723,027	1.09	to	1.15	174,719,444	0.13	1.25	to	2.30	21.40	to	15.12
	12/31/2002	(1)	61,647,240	0.90	to	0.89	55,258,763	0.00	1.25	to	2.05	(10.21)	to	(10.68)
Asset Allocation - Growth
	12/31/2006		285,949,533	1.49	to	1.70	434,046,814	0.89	1.25	to	2.30	14.19	to	12.69
	12/31/2005		275,103,953	1.30	to	1.51	363,977,311	0.46	1.25	to	2.30	10.86	to	9.41
	12/31/2004		243,227,218	1.17	to	1.38	289,006,347	0.09	1.25	to	2.30	12.77	to	38.14
	12/31/2003		179,170,723	1.04	to	1.24	186,399,725	0.16	1.25	to	2.30	29.18	to	24.08
	12/31/2002	(1)	77,195,522	0.81	to	0.80	62,127,936	0.00	1.25	to	2.05	(19.38)	to	(19.80)
Asset Allocation - Moderate
	12/31/2006		578,376,863	1.38	to	1.45	808,671,108	2.59	1.25	to	2.30	10.11	to	8.72
	12/31/2005		537,422,085	1.25	to	1.33	677,974,167	1.83	1.25	to	2.30	6.12	to	4.73
	12/31/2004		495,644,887	1.18	to	1.27	586,572,913	0.25	1.25	to	2.30	10.02	to	27.41
	12/31/2003		426,883,756	1.07	to	1.17	456,569,681	0.11	1.25	to	2.30	23.33	to	17.30
	12/31/2002	(1)	173,062,631	0.87	to	0.86	150,188,620	0.00	1.25	to	2.05	(13.06)	to	(13.52)
Asset Allocation - Moderate Growth
	12/31/2006		821,560,571	1.45	to	1.58	1,219,617,362	1.60	1.25	to	2.30	12.43	to	10.99
	12/31/2005		653,193,823	1.29	to	1.42	851,964,171	1.14	1.25	to	2.30	8.56	to	7.25
	12/31/2004		551,410,765	1.18	to	1.33	656,956,499	0.18	1.25	to	2.30	12.14	to	32.72
	12/31/2003		461,249,613	1.06	to	1.20	486,102,084	0.15	1.25	to	2.30	25.60	to	19.99
	12/31/2002	(1)	190,988,794	0.84	to	0.84	160,292,869	0.00	1.25	to	2.05	(15.93)	to	(16.37)
International Moderate Growth
	12/31/2006	(1)	11,647,194	1.03	to	1.03	12,012,687	0.00	1.25	to	2.30	3.21	to	2.54
MFS International Equity
	12/31/2006		81,633,238	1.22	to	1.84	103,511,961	1.37	1.25	to	2.30	21.55	to	20.16
	12/31/2005		82,300,435	1.00	to	1.53	85,717,594	0.76	1.25	to	2.30	11.47	to	9.90
	12/31/2004		77,911,013	0.90	to	1.39	72,845,535	0.00	1.25	to	2.30	12.93	to	39.46
	12/31/2003		78,300,151	0.79	to	1.25	64,716,130	0.00	1.25	to	2.30	23.75	to	24.90
	12/31/2002		27,156,591	0.64	to	0.79	18,122,481	0.30	1.25	to	2.05	(22.98)	to	(21.22)
American Century Large Company Value
	12/31/2006		30,412,015	1.30	to	1.61	40,216,960	2.60	1.25	to	2.30	18.21	to	16.77
	12/31/2005		28,406,175	1.10	to	1.38	31,899,345	0.71	1.25	to	2.30	2.86	to	1.50
	12/31/2004		34,445,580	1.07	to	1.36	37,508,489	0.96	1.25	to	2.30	12.50	to	36.07
	12/31/2003		30,904,155	0.95	to	1.23	29,929,992	0.32	1.25	to	2.30	27.20	to	22.52
	12/31/2002		23,944,517	0.74	to	0.82	18,173,164	0.03	1.25	to	2.05	(20.38)	to	(18.05)

117

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Global
	12/31/2006		85,017,722	$1.27	to	$1.69	$126,536,647	2.41%	1.25%	to	2.30%	12.91%	to	11.44%
	12/31/2005		93,964,788	1.13	to	1.51	123,475,180	0.43	1.25	to	2.30	8.82	to	7.44
	12/31/2004		96,168,278	1.04	to	1.41	116,289,709	0.35	1.25	to	2.30	9.51	to	40.93
	12/31/2003		80,193,629	0.95	to	1.30	88,778,450	0.20	1.25	to	2.30	35.91	to	30.36
	12/31/2002		57,454,972	0.70	to	0.80	46,157,995	0.19	1.25	to	2.05	(20.51)	to	(19.54)
Capital Guardian U.S. Equity
	12/31/2006		122,017,933	1.19	to	1.48	136,538,359	0.53	1.25	to	2.30	8.75	to	7.40
	12/31/2005		132,528,214	1.09	to	1.38	136,726,500	0.55	1.25	to	2.30	5.00	to	3.69
	12/31/2004		143,836,699	1.04	to	1.33	141,141,201	0.28	1.25	to	2.30	8.41	to	33.03
	12/31/2003		139,697,812	0.96	to	1.24	126,414,747	0.18	1.25	to	2.30	34.82	to	24.29
	12/31/2002		91,894,343	0.71	to	0.79	62,015,962	0.42	1.25	to	2.05	(24.74)	to	(21.18)
Capital Guardian Value
	12/31/2006		129,499,558	1.50	to	1.73	293,410,919	1.51	1.25	to	2.30	15.06	to	13.60
	12/31/2005		143,367,918	1.31	to	1.53	281,871,887	0.95	1.25	to	2.30	6.38	to	5.09
	12/31/2004		155,012,118	1.23	to	1.45	290,100,439	1.04	1.25	to	2.30	15.26	to	45.19
	12/31/2003		156,041,409	1.07	to	1.28	259,146,904	0.82	1.25	to	2.30	32.92	to	27.63
	12/31/2002		132,064,117	0.80	to	0.78	167,994,073	4.14	1.25	to	2.05	(21.68)	to	(22.39)
Clarion Global Real Estate Securities
	12/31/2006		47,189,981	2.58	to	2.51	120,565,977	1.38	1.25	to	2.30	40.52	to	38.73
	12/31/2005		44,506,535	1.84	to	1.81	81,065,440	1.63	1.25	to	2.30	12.08	to	10.64
	12/31/2004		42,737,510	1.64	to	1.63	69,598,044	2.16	1.25	to	2.30	31.22	to	63.34
	12/31/2003		37,113,279	1.25	to	1.26	46,145,789	2.54	1.25	to	2.30	34.06	to	26.12
	12/31/2002	(1)	19,808,013	0.93	to	0.93	18,414,292	1.45	1.25	to	2.05	(6.89)	to	(7.38)
Transamerica Small/Mid Cap Value
	12/31/2006		65,350,730	1.66	to	1.71	166,150,811	0.87	1.25	to	2.05	16.60	to	15.69
	12/31/2005		78,964,283	1.42	to	1.48	175,000,850	0.41	1.25	to	2.05	12.16	to	11.29
	12/31/2004		91,774,908	1.27	to	1.33	188,636,645	0.00	1.25	to	2.05	14.91	to	14.00
	12/31/2003		105,275,024	1.10	to	1.16	195,941,291	0.00	1.25	to	2.05	88.48	to	87.00
	12/31/2002		120,959,061	0.59	to	0.62	122,808,233	15.92	1.25	to	2.05	(40.21)	to	(37.83)
Transamerica Science and Technology
	12/31/2006		24,939,247	0.76	to	1.34	20,229,830	0.00	1.25	to	2.30	(0.24)	to	(1.50)
	12/31/2005		33,249,076	0.76	to	1.36	26,903,006	0.40	1.25	to	2.30	0.80	to	(0.43)
	12/31/2004		42,185,208	0.75	to	1.37	33,769,734	0.00	1.25	to	2.30	6.72	to	36.58
	12/31/2003		33,946,097	0.71	to	1.30	25,000,512	0.00	1.25	to	2.30	49.09	to	29.91
	12/31/2002		15,454,141	0.47	to	0.71	7,504,927	0.00	1.25	to	2.05	(38.88)	to	(28.92)
Jennison Growth
	12/31/2006		27,577,158	0.93	to	1.40	25,942,405	0.00	1.25	to	2.30	0.71	to	(0.68)
	12/31/2005		29,831,016	0.92	to	1.41	27,898,575	0.20	1.25	to	2.30	12.39	to	10.98
	12/31/2004		33,727,837	0.82	to	1.27	28,129,475	0.00	1.25	to	2.30	7.78	to	27.41
	12/31/2003		37,342,561	0.76	to	1.20	28,802,006	0.00	1.25	to	2.30	27.18	to	19.73
	12/31/2002		32,610,240	0.60	to	0.75	19,634,560	0.00	1.25	to	2.05	(31.60)	to	(25.03)

118

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
J.P. Morgan Enhanced Index
	12/31/2006		82,712,619	$1.09	to	$1.48	$112,615,089	1.04%	1.25%	to	2.30%	13.89%	to	12.39%
	12/31/2005		93,133,426	0.96	to	1.32	112,115,512	1.27	1.25	to	2.30	2.19	to	0.88
	12/31/2004		101,438,088	0.93	to	1.31	121,560,120	0.76	1.25	to	2.30	9.64	to	30.91
	12/31/2003		109,905,911	0.85	to	1.21	121,527,652	0.55	1.25	to	2.30	27.35	to	20.98
	12/31/2002		92,747,224	0.67	to	0.80	78,761,744	0.42	1.25	to	2.05	(25.52)	to	(20.12)
Marsico Growth
	12/31/2006		28,571,208	1.00	to	1.41	28,093,948	0.12	1.25	to	2.30	4.06	to	2.80
	12/31/2005		33,270,514	0.96	to	1.37	31,394,430	0.08	1.25	to	2.30	7.25	to	5.78
	12/31/2004		25,904,289	0.89	to	1.30	22,313,365	0.00	1.25	to	2.30	10.86	to	29.73
	12/31/2003		23,139,428	0.81	to	1.18	18,177,033	0.00	1.25	to	2.30	24.78	to	18.47
	12/31/2002		11,985,770	0.65	to	0.56	7,534,806	0.14	1.25	to	1.55	(26.90)	to	(27.11)
BlackRock Large Cap Value
	12/31/2006		53,378,543	1.59	to	1.86	88,655,632	0.49	1.25	to	2.30	15.48	to	14.00
	12/31/2005		57,561,985	1.37	to	1.63	82,659,387	0.69	1.25	to	2.30	14.51	to	13.14
	12/31/2004		45,524,105	1.20	to	1.44	56,950,528	0.97	1.25	to	2.30	16.88	to	44.46
	12/31/2003		52,181,346	1.03	to	1.25	55,521,454	0.81	1.25	to	2.30	28.18	to	25.25
	12/31/2002		38,976,379	0.80	to	0.81	32,349,688	2.38	1.25	to	2.05	(15.27)	to	(19.43)
MFS High Yield
	12/31/2006		66,224,502	1.37	to	1.24	88,645,321	9.65	1.25	to	2.30	9.58	to	8.14
	12/31/2005		78,114,333	1.25	to	1.15	95,566,101	7.80	1.25	to	2.30	0.56	to	(0.77)
	12/31/2004		95,919,438	1.25	to	1.16	117,078,763	5.39	1.25	to	2.30	8.41	to	15.57
	12/31/2003		106,003,045	1.15	to	1.08	119,636,047	1.05	1.25	to	2.30	16.29	to	7.97
	12/31/2002		57,464,724	0.99	to	0.98	56,013,323	2.55	1.25	to	2.05	0.81	to	(1.52)
PIMCO Total Return
	12/31/2006		143,918,804	1.17	to	1.04	166,222,124	3.41	1.25	to	2.30	2.93	to	1.57
	12/31/2005		151,399,476	1.14	to	1.02	170,181,558	1.80	1.25	to	2.30	1.07	to	(0.26)
	12/31/2004		151,568,182	1.13	to	1.02	169,193,146	1.52	1.25	to	2.30	3.20	to	2.39
	12/31/2003		159,644,472	1.09	to	1.01	173,400,908	1.23	1.25	to	2.30	3.61	to	0.51
	12/31/2002	(1)	102,929,761	1.05	to	1.05	108,224,791	0.00	1.25	to	2.05	5.32	to	4.77
Legg Mason Partners All Cap
	12/31/2006		106,930,985	1.22	to	1.59	136,585,024	0.98	1.25	to	2.30	17.10	to	15.64
	12/31/2005		124,383,740	1.04	to	1.37	135,476,495	0.60	1.25	to	2.30	2.80	to	1.48
	12/31/2004		144,322,984	1.01	to	1.35	153,026,546	0.22	1.25	to	2.30	7.79	to	35.10
	12/31/2003		146,959,545	0.94	to	1.27	144,413,715	0.40	1.25	to	2.30	33.48	to	26.93
	12/31/2002		121,189,522	0.70	to	0.76	88,454,040	1.19	1.25	to	2.05	(25.64)	to	(23.50)
Templeton Transamerica Global
	12/31/2006		22,626,152	1.20	to	1.31	19,698,494	1.26	1.25	to	2.30	17.33	to	15.79
	12/31/2005		22,948,619	1.03	to	1.13	17,065,692	1.08	1.25	to	2.30	14.75	to	13.04
	12/31/2004		18,534,299	0.97	to	1.08	12,771,127	0.00	1.25	to	2.30	8.11	to	7.83
	12/31/2003		2,267,549	0.52	to	0.52	1,186,545	0.00	1.40	to	1.55	21.55	to	21.37
	12/31/2002		2,581,850	0.43	to	0.43	1,112,508	2.49	1.40	to	1.55	(27.05)	to	(27.15)

119

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Balanced (A/T)
	12/31/2006		18,461,441	$1.34	to	$1.33	$24,540,088	0.98%	1.25%	to	2.30%	7.78%	to	6.30%
	12/31/2005		19,332,681	1.24	to	1.25	23,808,995	1.33	1.25	to	2.30	6.63	to	5.37
	12/31/2004		18,753,936	1.16	to	1.18	21,690,873	1.16	1.25	to	2.30	9.78	to	18.41
	12/31/2003		20,972,797	1.06	to	1.09	22,119,978	0.19	1.25	to	2.30	12.49	to	9.26
	12/31/2002	(1)	9,621,604	0.94	to	0.94	9,042,475	0.00	1.25	to	2.05	(5.89)	to	(6.38)
Transamerica Convertible Securities
	12/31/2006		25,525,982	1.42	to	1.39	35,898,199	1.68	1.25	to	2.30	9.53	to	8.17
	12/31/2005		20,861,928	1.29	to	1.28	26,830,358	2.10	1.25	to	2.30	2.60	to	1.22
	12/31/2004		21,349,145	1.26	to	1.27	26,812,276	1.85	1.25	to	2.30	11.78	to	26.81
	12/31/2003		17,316,449	1.13	to	1.15	19,472,282	0.15	1.25	to	2.30	22.14	to	14.81
	12/31/2002	(1)	5,536,438	0.92	to	0.92	5,107,571	0.00	1.25	to	2.05	(7.57)	to	(8.06)
Transamerica Equity
	12/31/2006		271,871,963	1.23	to	1.64	286,551,339	0.00	1.25	to	2.30	7.38	to	5.95
	12/31/2005		160,463,430	1.14	to	1.55	167,392,130	0.37	1.25	to	2.30	15.10	to	13.67
	12/31/2004		158,082,141	0.99	to	1.36	144,080,047	0.00	1.25	to	2.30	14.37	to	36.13
	12/31/2003		113,857,190	0.87	to	1.20	91,870,894	0.00	1.25	to	2.30	29.61	to	20.46
	12/31/2002		93,701,526	0.67	to	0.84	59,308,368	0.00	1.25	to	2.05	(23.20)	to	(16.12)
Transamerica Growth Opportunities
	12/31/2006		35,942,853	1.67	to	1.65	57,625,675	0.22	1.25	to	2.30	3.81	to	2.54
	12/31/2005		45,846,383	1.61	to	1.61	70,701,733	0.00	1.25	to	2.30	14.80	to	13.33
	12/31/2004		51,286,334	1.40	to	1.42	69,182,838	0.00	1.25	to	2.30	15.18	to	41.79
	12/31/2003		27,436,927	1.22	to	1.25	31,957,044	0.00	1.25	to	2.30	29.59	to	24.51
	12/31/2002		21,373,252	0.94	to	0.79	19,497,456	0.00	1.25	to	2.05	(15.37)	to	(21.11)
Transamerica Money Market
	12/31/2006		101,211,961	1.06	to	1.00	121,994,227	4.74	1.25	to	2.30	3.44	to	2.13
	12/31/2005		85,527,447	1.02	to	0.98	99,012,522	2.87	1.25	to	2.30	0.86	to	0.33
	12/31/2004		91,291,995	1.00	to	0.97	105,750,182	1.01	1.25	to	2.30	(0.75)	to	(2.69)
	12/31/2003	(1)	112,465,480	1.01	to	0.99	132,959,875	0.55	1.25	to	2.30	(0.50)	to	(1.19)
Transamerica U.S. Government Securities
	12/31/2006		66,178,841	1.13	to	1.00	86,293,760	3.66	1.25	to	2.30	2.00	to	0.75
	12/31/2005		74,272,735	1.11	to	0.99	94,695,811	3.92	1.25	to	2.30	0.97	to	(0.31)
	12/31/2004		81,914,086	1.10	to	1.00	104,473,417	3.51	1.25	to	2.30	2.02	to	(0.34)
	12/31/2003		103,950,886	1.08	to	0.99	131,685,050	2.06	1.25	to	2.30	1.68	to	(0.91)
	12/31/2002		109,387,061	1.06	to	1.04	136,725,518	2.26	1.25	to	2.05	4.51	to	3.78
Transamerica U.S. Government Securities-PAM Fund
	12/31/2006		164	1.05	to	1.01	170	11.71	1.25	to	2.00	1.79	to	1.04
	12/31/2005		78,048	1.03	to	1.00	79,462	0.00	1.25	to	2.00	0.73	to	(0.01)
	12/31/2004		41,453	1.03	to	1.00	41,860	8.97	1.25	to	2.00	1.63	to	0.88
	12/31/2003	(1)	—	1.00	to	0.99	—	0.00	1.30	to	2.00	(0.26)	to	(0.72)

120

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
T. Rowe Price Equity Income
	12/31/2006	143,895,471	$1.45	to	$1.60	$316,459,366	1.84%	1.25%	to	2.30%	17.50%	to	16.04%
	12/31/2005	166,854,434	1.23	to	1.38	312,861,810	1.76	1.25	to	2.30	2.83	to	1.48
	12/31/2004	185,114,620	1.20	to	1.36	341,961,082	1.27	1.25	to	2.30	13.39	to	35.55
	12/31/2003	186,287,863	1.06	to	1.21	312,883,255	0.73	1.25	to	2.30	24.04	to	21.04
	12/31/2002	157,696,726	0.85	to	0.84	220,110,075	1.18	1.25	to	2.05	(13.89)	to	(16.30)
T. Rowe Price Growth Stock
	12/31/2006	81,963,669	1.17	to	1.48	176,806,976	0.23	1.25	to	2.30	11.99	to	10.60
	12/31/2005	93,289,543	1.05	to	1.34	180,241,326	0.49	1.25	to	2.30	4.86	to	3.52
	12/31/2004	101,295,498	1.00	to	1.29	190,526,071	0.14	1.25	to	2.30	8.50	to	29.14
	12/31/2003	104,519,149	0.92	to	1.21	185,540,374	0.06	1.25	to	2.30	29.15	to	20.59
	12/31/2002	89,794,555	0.71	to	0.81	125,639,090	0.05	1.25	to	2.05	(23.77)	to	(18.66)
T. Rowe Price Small Cap
	12/31/2006	94,765,397	1.16	to	1.56	99,306,241	0.00	1.25	to	2.30	2.31	to	1.02
	12/31/2005	108,912,111	1.13	to	1.54	111,766,360	0.00	1.25	to	2.30	9.25	to	7.92
	12/31/2004	117,958,270	1.04	to	1.43	109,946,016	0.00	1.25	to	2.30	9.00	to	42.67
	12/31/2003	131,084,530	0.95	to	1.33	112,300,965	0.00	1.25	to	2.30	38.67	to	32.55
	12/31/2002	69,762,728	0.69	to	0.74	43,928,332	0.00	1.25	to	2.05	(28.25)	to	(25.97)
Van Kampen Active International Allocation
	12/31/2006	77,299,272	1.40	to	1.98	142,548,836	0.32	1.25	to	2.30	21.99	to	20.42
	12/31/2005	76,960,180	1.15	to	1.64	116,547,055	3.43	1.25	to	2.30	12.39	to	11.06
	12/31/2004	67,256,607	1.02	to	1.48	92,081,324	2.26	1.25	to	2.30	14.61	to	47.78
	12/31/2003	62,427,497	0.89	to	1.31	77,068,874	1.01	1.25	to	2.30	31.17	to	30.66
	12/31/2002	64,358,313	0.68	to	0.82	61,044,131	0.19	1.25	to	2.05	(18.00)	to	(18.00)
Van Kampen Large Cap Core
	12/31/2006	47,053,237	1.25	to	1.45	117,547,508	0.93	1.25	to	2.30	8.97	to	7.59
	12/31/2005	60,662,087	1.15	to	1.34	137,724,034	1.36	1.25	to	2.30	8.07	to	6.68
	12/31/2004	69,970,275	1.06	to	1.26	152,254,518	1.66	1.25	to	2.30	11.36	to	25.91
	12/31/2003	82,983,758	0.95	to	1.14	163,593,242	1.88	1.25	to	2.30	19.59	to	14.47
	12/31/2002	107,808,914	0.80	to	0.87	167,655,244	2.19	1.25	to	2.05	(17.41)	to	(13.03)
Van Kampen Mid-Cap Growth
	12/31/2006	37,427,606	0.82	to	1.39	32,750,511	0.00	1.25	to	2.30	8.55	to	7.13
	12/31/2005	45,648,045	0.76	to	1.30	36,695,160	0.09	1.25	to	2.30	6.23	to	4.91
	12/31/2004	52,933,826	0.71	to	1.24	39,903,666	0.00	1.25	to	2.30	5.82	to	23.68
	12/31/2003	59,167,969	0.68	to	1.18	42,083,725	0.00	1.25	to	2.30	26.57	to	18.35
	12/31/2002	49,065,717	0.53	to	0.72	27,232,336	0.12	1.25	to	2.05	(33.89)	to	(27.96)

121

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Basic Value
	12/31/2006		40,195,419	$1.27	to	$1.58	$50,558,583	0.12%	1.25%	to	2.30%	11.55%	to	10.41%
	12/31/2005		49,398,129	1.14	to	1.43	55,795,082	0.00	1.25	to	2.30	4.13	to	3.06
	12/31/2004		64,311,901	1.09	to	1.39	69,901,889	0.00	1.25	to	2.30	9.47	to	8.34
	12/31/2003		58,307,834	1.00	to	1.28	58,032,037	0.00	1.25	to	2.30	31.65	to	28.38
	12/31/2002	(1)	32,699,290	0.76	to	0.76	24,780,890	0.00	1.25	to	2.05	(24.09)	to	(24.49)
AIM V.I. Capital Appreciation
	12/31/2006		8,321,028	1.20	to	1.39	9,860,546	0.00	1.25	to	2.30	4.75	to	3.68
	12/31/2005		8,967,222	1.14	to	1.34	10,158,970	0.00	1.25	to	2.30	7.24	to	6.14
	12/31/2004		10,005,206	1.06	to	1.27	10,586,703	0.00	1.25	to	2.30	5.02	to	3.94
	12/31/2003		10,820,979	1.01	to	1.22	10,927,163	0.00	1.25	to	2.30	27.59	to	21.88
	12/31/2002	(1)	4,936,356	0.79	to	0.79	3,915,423	0.00	1.25	to	2.05	(20.57)	to	(20.98)
AllianceBernstein Growth & Income
	12/31/2006		59,574,661	1.22	to	1.56	72,819,415	1.14	1.25	to	2.30	15.54	to	14.36
	12/31/2005		69,878,092	1.05	to	1.36	74,076,204	1.30	1.25	to	2.30	3.31	to	2.25
	12/31/2004		76,929,797	1.02	to	1.33	78,942,299	0.74	1.25	to	2.30	9.84	to	8.71
	12/31/2003		88,836,854	0.93	to	1.22	83,151,445	0.84	1.25	to	2.30	30.55	to	22.33
	12/31/2002		70,086,633	0.71	to	0.78	50,207,336	0.51	1.25	to	2.05	(23.23)	to	(21.53)
AllianceBernstein Large Cap Growth
	12/31/2006		27,384,642	0.85	to	1.32	23,758,547	0.00	1.25	to	2.30	(1.86)	to	(2.87)
	12/31/2005		32,146,149	0.86	to	1.36	28,571,481	0.00	1.25	to	2.30	13.43	to	12.27
	12/31/2004		33,623,288	0.76	to	1.21	26,414,041	0.00	1.25	to	2.30	7.00	to	5.90
	12/31/2003		37,920,933	0.71	to	1.14	27,839,788	0.00	1.25	to	2.30	21.84	to	14.36
	12/31/2002		30,473,027	0.58	to	0.78	18,229,620	0.00	1.25	to	2.05	(31.70)	to	(22.05)
Janus Aspen - Mid Cap Growth
	12/31/2006		21,558,764	1.07	to	1.79	18,263,494	0.00	1.25	to	2.30	11.91	to	10.76
	12/31/2005		23,858,778	0.96	to	1.61	18,988,904	0.00	1.25	to	2.30	10.65	to	9.52
	12/31/2004		23,764,986	0.87	to	1.47	17,369,687	0.00	1.25	to	2.30	18.99	to	17.76
	12/31/2003		32,946,671	0.73	to	1.25	20,540,897	0.00	1.25	to	2.30	33.10	to	24.97
	12/31/2002		16,988,777	0.55	to	0.79	7,669,307	0.00	1.25	to	2.05	(29.01)	to	(20.65)
Janus Aspen - Mid Cap Value
	12/31/2006		2,627,616	1.37	to	1.35	3,573,349	1.00	1.25	to	1.55	13.65	to	13.31
	12/31/2005		3,029,448	1.21	to	1.19	3,631,349	0.64	1.25	to	1.55	8.65	to	8.33
	12/31/2004		3,336,716	1.11	to	1.10	3,685,612	3.18	1.25	to	1.55	16.34	to	16.00
	12/31/2003	(1)	3,604,191	0.96	to	0.94	3,426,676	0.12	1.25	to	1.55	39.47	to	39.06
Janus Aspen - Worldwide Growth
	12/31/2006		40,831,065	0.94	to	1.50	35,870,350	1.64	1.25	to	2.30	16.48	to	15.29
	12/31/2005		41,238,500	0.81	to	1.30	31,495,652	1.20	1.25	to	2.30	4.27	to	3.20
	12/31/2004		45,962,222	0.77	to	1.26	33,919,285	0.90	1.25	to	2.30	3.23	to	2.17
	12/31/2003		50,839,957	0.75	to	1.23	36,413,229	0.88	1.25	to	2.30	22.15	to	23.35
	12/31/2002		43,745,026	0.61	to	0.78	25,794,581	0.80	1.25	to	2.05	(26.63)	to	(22.27)

122

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS New Discovery
	12/31/2006		20,828,877	$1.20	to	$1.49	$24,663,218	0.00%	1.25%	to	2.30%	11.54%	to	10.40%
	12/31/2005		26,612,872	1.07	to	1.35	28,295,647	0.00	1.25	to	2.30	3.74	to	2.68
	12/31/2004		30,826,847	1.03	to	1.31	31,678,907	0.00	1.25	to	2.30	4.89	to	3.82
	12/31/2003		28,706,577	0.99	to	1.27	28,185,440	0.00	1.25	to	2.30	31.79	to	26.66
	12/31/2002	(1)	14,204,971	0.75	to	0.74	10,608,713	0.00	1.25	to	2.05	(25.19)	to	(25.58)
MFS Total Return
	12/31/2006		61,808,574	1.29	to	1.33	78,902,269	2.11	1.25	to	2.30	10.25	to	9.12
	12/31/2005		69,364,725	1.17	to	1.22	80,364,262	1.83	1.25	to	2.30	1.33	to	0.30
	12/31/2004		66,222,916	1.15	to	1.21	75,904,495	1.49	1.25	to	2.30	9.65	to	8.52
	12/31/2003		62,629,329	1.05	to	1.12	65,636,130	1.61	1.25	to	2.30	14.57	to	11.84
	12/31/2002	(1)	29,259,435	0.92	to	0.91	26,839,157	0.00	1.25	to	2.05	(8.10)	to	(8.59)
Fidelity - VIP Contrafund®
	12/31/2006		149,796,618	1.54	to	1.72	209,191,336	0.99	1.25	to	2.30	10.06	to	8.93
	12/31/2005		151,607,305	1.40	to	1.58	193,975,998	0.12	1.25	to	2.30	15.21	to	14.03
	12/31/2004		131,882,791	1.22	to	1.39	146,460,542	0.20	1.25	to	2.30	13.73	to	12.56
	12/31/2003		120,855,820	1.07	to	1.23	117,954,635	0.25	1.25	to	2.30	26.61	to	23.28
	12/31/2002		71,509,817	0.85	to	0.86	56,346,614	0.31	1.25	to	2.05	(10.72)	to	(14.04)
Fidelity - VIP Equity-Income
	12/31/2006		62,267,407	1.34	to	1.65	86,508,469	3.04	1.25	to	2.30	18.45	to	17.24
	12/31/2005		60,278,313	1.13	to	1.40	70,720,435	1.47	1.25	to	2.30	4.27	to	3.20
	12/31/2004		66,817,479	1.08	to	1.36	75,272,399	1.46	1.25	to	2.30	9.86	to	8.73
	12/31/2003		69,950,797	0.99	to	1.25	71,876,794	1.38	1.25	to	2.30	28.42	to	25.15
	12/31/2002		48,713,336	0.77	to	0.82	38,609,834	0.79	1.25	to	2.05	(18.18)	to	(18.47)
Fidelity - VIP Growth
	12/31/2006		32,003,256	0.87	to	1.34	28,981,486	0.17	1.25	to	2.30	5.26	to	4.18
	12/31/2005		37,369,564	0.83	to	1.29	32,359,600	0.29	1.25	to	2.30	4.20	to	3.14
	12/31/2004		43,936,457	0.80	to	1.25	36,333,695	0.12	1.25	to	2.30	1.85	to	0.80
	12/31/2003		43,427,987	0.78	to	1.24	35,359,074	0.09	1.25	to	2.30	30.91	to	23.85
	12/31/2002		30,268,342	0.60	to	0.74	18,741,932	0.05	1.25	to	2.05	(31.16)	to	(25.88)
Fidelity - VIP Growth Opportunities
	12/31/2006		2,842,751	1.06	to	0.81	2,935,101	0.51	1.25	to	1.55	3.82	to	3.52
	12/31/2005		3,619,305	1.02	to	0.79	3,593,879	0.68	1.25	to	1.55	7.34	to	7.02
	12/31/2004		4,021,596	0.95	to	0.73	3,713,031	0.35	1.25	to	1.55	5.57	to	5.25
	12/31/2003		4,650,032	0.90	to	0.70	4,019,910	0.48	1.25	to	1.55	27.81	to	27.43
	12/31/2002		5,012,836	0.70	to	0.55	3,388,621	0.54	1.25	to	1.55	(22.97)	to	(23.20)

123

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Mid Cap
	12/31/2006		144,654,490	$1.99	to	$2.14	$284,809,507	0.18%	1.25%	to	2.30%	11.02%	to	9.88%
	12/31/2005		169,575,106	1.79	to	1.95	300,948,413	0.00	1.25	to	2.30	16.56	to	15.37
	12/31/2004		166,189,363	1.54	to	1.69	253,842,924	0.00	1.25	to	2.30	23.11	to	21.85
	12/31/2003		162,311,909	1.25	to	1.39	202,064,275	0.22	1.25	to	2.30	36.55	to	38.55
	12/31/2002		113,493,382	0.91	to	0.85	103,698,664	0.35	1.25	to	2.05	(11.14)	to	(14.61)
Fidelity - VIP Value Strategies
	12/31/2006		58,369,825	1.52	to	1.86	87,727,966	0.36	1.25	to	2.30	14.58	to	13.41
	12/31/2005		64,929,430	1.32	to	1.64	85,280,464	0.00	1.25	to	2.30	1.17	to	0.13
	12/31/2004		73,188,696	1.31	to	1.64	95,230,792	0.00	1.25	to	2.30	12.43	to	11.27
	12/31/2003		67,274,718	1.16	to	1.47	78,043,346	0.00	1.25	to	2.30	55.42	to	47.04
	12/31/2002	(1)	27,360,554	0.75	to	0.75	20,469,197	0.00	1.25	to	2.05	(25.06)	to	(25.45)
STI Classic Capital Appreciation
	12/31/2006		88,782	1.29	to	1.25	113,596	0.28	1.30	to	2.30	9.41	to	8.34
	12/31/2005		92,087	1.18	to	1.15	108,014	0.14	1.30	to	2.30	(2.17)	to	(3.12)
	12/31/2004		89,262	1.21	to	1.19	107,366	0.34	1.30	to	2.30	20.87	to	18.90
	12/31/2003	(1)	13,549	1.15	to	1.14	15,511	0.00	1.30	to	2.30	14.70	to	13.95
STI Classic Large Cap Relative Value
	12/31/2006		72,344	1.72	to	1.66	122,963	1.27	1.30	to	2.30	14.71	to	13.59
	12/31/2005		63,552	1.50	to	1.46	94,331	0.97	1.30	to	2.30	7.63	to	6.58
	12/31/2004		29,605	1.39	to	1.37	40,867	1.29	1.30	to	2.30	39.30	to	37.03
	12/31/2003	(1)	—	1.23	to	1.23	—	0.47	1.30	to	2.30	23.46	to	22.65
STI Classic International Equity
	12/31/2006		38,649	2.17	to	2.09	83,199	1.22	1.30	to	2.30	22.89	to	21.69
	12/31/2005		37,427	1.76	to	1.72	65,626	2.88	1.30	to	2.30	11.51	to	10.43
	12/31/2004		21,737	1.58	to	1.56	34,288	2.51	1.30	to	2.30	58.10	to	55.52
	12/31/2003	(1)	—	1.34	to	1.33	—	0.91	1.30	to	2.30	34.20	to	33.32
STI Classic Investment Grade Bond
	12/31/2006		140,812	1.07	to	1.03	148,424	4.35	1.30	to	2.30	3.05	to	2.05
	12/31/2005		136,350	1.04	to	1.01	140,076	4.13	1.30	to	2.30	0.88	to	(0.10)
	12/31/2004		50,586	1.03	to	1.01	51,833	3.49	1.30	to	2.30	2.92	to	1.25
	12/31/2003	(1)	—	1.00	to	0.99	—	5.17	1.30	to	2.30	0.10	to	(0.55)
STI Classic Mid-Cap Equity
	12/31/2006		39,047	1.82	to	1.76	70,505	0.38	1.30	to	2.30	9.30	to	8.24
	12/31/2005		38,764	1.67	to	1.63	64,212	0.45	1.30	to	2.30	12.86	to	11.76
	12/31/2004		43,200	1.48	to	1.46	63,592	0.83	1.30	to	2.30	47.94	to	45.53
	12/31/2003	(1)	—	1.28	to	1.27	—	0.22	1.30	to	2.30	28.29	to	27.45

124

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
STI Classic Small Cap Value Equity
	12/31/2006		305,178	$2.13	to	$2.05	$645,786	0.41%	1.30%	to	2.30%	14.62%	to	13.50%
	12/31/2005		312,041	1.86	to	1.81	577,418	0.47	1.30	to	2.30	10.47	to	9.39
	12/31/2004		261,142	1.68	to	1.66	438,534	0.31	1.30	to	2.30	68.24	to	65.50
	12/31/2003	(1)	—	1.37	to	1.36	—	0.44	1.30	to	2.30	37.24	to	36.34
STI Classic Large Cap Value Equity
	12/31/2006		181,482	1.72	to	1.66	306,743	1.46	1.30	to	2.30	20.90	to	19.72
	12/31/2005		167,239	1.42	to	1.39	234,907	1.63	1.30	to	2.30	2.42	to	1.42
	12/31/2004		168,314	1.39	to	1.37	231,891	1.95	1.30	to	2.30	38.84	to	36.58
	12/31/2003	(1)	—	1.22	to	1.21	—	0.94	1.30	to	2.30	21.99	to	21.20
MTB Large-Cap Growth Fund II
	12/31/2006		15,893	1.12	to	1.09	17,790	0.41	1.30	to	2.30	8.93	to	7.88
	12/31/2005		33,421	1.03	to	1.01	34,344	0.42	1.30	to	2.30	2.76	to	1.10
	12/31/2004	(1)	20,997	1.02	to	1.01	21,425	0.74	1.30	to	2.30	2.04	to	1.37
MTB Large-Cap Value Fund II
	12/31/2006		76,513	1.38	to	1.35	105,641	1.17	1.30	to	2.30	16.10	to	14.97
	12/31/2005		16,393	1.19	to	1.17	19,496	0.87	1.30	to	2.30	18.92	to	17.00
	12/31/2004	(1)	—	1.09	to	1.09	—	0.00	1.30	to	2.30	9.23	to	8.52
MTB Managed Allocation Fund-Moderate Growth II
	12/31/2006		1,399,049	1.17	to	1.15	1,640,423	2.48	1.30	to	2.30	9.01	to	7.94
	12/31/2005		1,548,498	1.08	to	1.06	1,666,970	1.60	1.30	to	2.30	7.76	to	6.15
	12/31/2004	(1)	1,227,484	1.05	to	1.04	1,287,876	1.54	1.30	to	2.30	4.97	to	4.41
MTB Managed Allocation Fund-Aggressive Growth II
	12/31/2006		4,984	1.22	to	1.20	6,060	2.42	1.30	to	2.30	13.36	to	12.25
	12/31/2005	(1)	5,000	1.07	to	1.07	5,363	0.65	1.30	to	2.30	7.26	to	6.56
MTB Managed Allocation Fund-Conservative Growth II
	12/31/2006		101,631	1.08	to	1.06	109,845	3.15	1.30	to	2.30	5.59	to	4.56
	12/31/2005	(1)	5,000	1.02	to	1.02	5,118	1.86	1.30	to	2.30	2.36	to	1.70

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

125

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
2.05%	May 1, 2002

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2003 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.59%
Fidelity-VIP Mid Cap	35.48% to 38.82%

Subaccount	2002 Total Return Range
Alger Aggressive Growth	(35.40)% to (28.10)%
American Century Income & Growth	(20.62)% to (17.65)%
MFS International Equity	(23.21)% to (20.83)%
Capital Guardian Global	(20.75)% to (19.14)%
Capital Guardian U.S. Equity	(24.96)% to (20.79)%
Templeton Transamerica Global	(22.71)% to (17.42)%
Transamerica Science and Technology	(39.07)% to (28.57)%
Jennison Growth	(31.80)% to (24.66)%
J. P. Morgan Enhanced Index	(25.74)% to (19.72)%
Legg Mason Partners All Cap	(25.86)% to (23.13)%
Transamerica Equity	(23.43)% to (15.71)%
T. Rowe Price Growth Stock	(23.99)% to (18.26)%
T. Rowe Price Small Cap	(28.46)% to (25.60)%
Van Kampen Active International Allocation	(18.24)% to (17.60)%
Van Kampen Emerging Growth	(34.08)% to (27.60)%
AllianceBernstein Growth & Income	(23.45)% to (21.14)%
AllianceBernstein Premier Growth	(31.90)% to (21.66)%
Janus Aspen - Mid Cap Growth	(29.22)% to (20.26)%
Janus Aspen - Worldwide Growth	(26.84)% to (21.89)%
Fidelity - VIP Equity Income	(18.47)% to (18.07)%
Fidelity - VIP Growth	(31.36)% to (25.51)%

126

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2006

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner’s account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

127

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Year Ended December 31, 2006

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark ML Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, International Moderate Growth, American Century Large Company Value, MFS International Equity, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Small/Mid Cap Value, Transamerica Science and Technology, Transamerica Balanced (A/T), Templeton Transamerica Global, Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, BlackRock Large Cap Value, PIMCO Total Return, Legg Mason Partners All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities – PAM Fund, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Transamerica Money Market, Van Kampen Mid–Cap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstien Growth & Income, AllianceBernstien Large Cap Growth, Janus Aspen – Mid Cap Growth, Janus Aspen – Mid Cap Value, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, BlackRock Basic Value V.I., Black Rock Income V.I., and BlackRock Global Allocation V.I. subaccounts), which are available for investment by contract owners of the Transamerica Landmark ML Variable Annuity, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, which are available for investment by contract owners of Transamerica Landmark ML Variable Annuity, at December 31, 2006, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

1

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,669,280.899	2,890,483.372	7,835,475.783	8,409,787.539

Cost	$43,507,389	$33,077,808	$83,577,192	$93,709,545

Number of shares - Service	314,322.721	598,096.278	1,345,236.159	2,970,712.019

Cost	$3,691,758	$6,809,040	$16,390,030	$37,913,139

Investments in mutual funds, at net asset value	$54,268,229	$40,234,285	$116,147,099	$155,902,797
Receivable for units sold	—	—	14	42

Total assets	54,268,229	40,234,285	116,147,113	155,902,839

Liabilities
Payable for units redeemed	8	—	—	—

	$54,268,221	$40,234,285	$116,147,113	$155,902,839

Net Assets:
Deferred annuity contracts terminable by owners	$54,268,221	$40,234,285	$116,147,113	$155,902,839

Total net assets	$54,268,221	$40,234,285	$116,147,113	$155,902,839

See accompanying notes.

2

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	855,030.5673	1,465,658.0372	2,207,404.6063	2,338,315.7001

M&E - 1.30%	1,695,508.2907	3,309,182.6706	8,086,436.7259	5,592,495.3225

M&E - 1.40%	4,495,555.1618	678,660.4486	3,214,671.9402	5,426,854.0295

M&E - 1.50%	7,976,396.9425	4,729,272.6583	11,110,576.9092	18,411,405.3737

M&E - 1.55%	18,742,854.5168	14,185,630.1624	44,620,000.1223	46,222,481.1163

M&E - 1.80%	—	504,307.2350	1,000,460.9221	465,090.9849

M&E - 2.00%	—	—	—	—

M&E - 2.05%	263,492.3237	569,986.9899	2,634,144.1143	2,366,405.1173

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.486851	$1.326374	$1.378257	$1.445324

M&E - 1.30%	$1.483425	$1.323313	$1.375068	$1.441971

M&E - 1.40%	$1.476629	$1.317265	$1.368733	$1.435364

M&E - 1.50%	$1.469855	$1.311160	$1.362474	$1.428769

M&E - 1.55%	$1.466466	$1.308178	$1.359333	$1.425519

M&E - 1.80%	$1.449726	$1.293240	$1.343815	$1.409255

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.433274	$1.278547	$1.328550	$1.393195

M&E - 2.30%	—	—	—	—

See accompanying notes.

3

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	938,513.0947	3,886,872.5314	7,909,362.2547	13,522,017.4668

M&E - 1.40%	—	—	—	—

M&E - 1.50%	967,124.9890	610,214.6084	2,232,428.7927	5,394,494.7511

M&E - 1.55%	—	—	—	—

M&E - 1.80%	74,147.5100	82,791.6415	583,092.8827	3,038,371.0682

M&E - 2.00%	449,976.1601	353,805.1873	587,612.1537	2,953,597.0318

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.765771	$1.398275	$1.503812	$1.637730

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.753024	$1.388212	$1.492972	$1.625969

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.734202	$1.373273	$1.476927	$1.608453

M&E - 2.00%	$1.721757	$1.363426	$1.466346	$1.596951

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.703320	$1.348817	$1.450650	$1.579837

See accompanying notes.

4

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	International Moderate Growth Subaccount	American Century Large Company Value Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	100,696.592	603,070.987	1,298,244.733	2,059,095.130

Cost	$1,017,219	$5,805,730	$10,447,305	$20,541,184

Number of shares - Service	—	22,452.798	29,212.341	36,025.869

Cost	$—	$242,512	$278,972	$427,257

Investments in mutual funds, at net asset value	$1,048,252	$7,093,215	$13,312,642	$21,432,007
Receivable for units sold	—	—	—	—

Total assets	1,048,252	7,093,215	13,312,642	21,432,007

Liabilities
Payable for units redeemed	1	3	9	1

	$1,048,251	$7,093,212	$13,312,633	$21,432,006

Net Assets:
Deferred annuity contracts terminable by owners	$1,048,251	$7,093,212	$13,312,633	$21,432,006

Total net assets	$1,048,251	$7,093,212	$13,312,633	$21,432,006

See accompanying notes.

5

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	International Moderate Growth Subaccount	American Century Large Company Value Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	—	542,614.4375	991,642.6656	508,116.9362

M&E - 1.30%	579,214.5152	348,125.9374	442,854.4728	1,056,272.1729

M&E - 1.40%	94,175.4341	216,141.2001	752,716.3107	2,181,469.1415

M&E - 1.50%	180,169.6048	1,862,553.9553	3,875,307.5190	3,606,912.7272

M&E - 1.55%	13,476.6886	2,256,926.4326	4,551,472.2036	6,542,062.5973

M&E - 1.80%	149,404.2426	6,551.8882	—	3,663.0571

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	45,412.8855	105,296.2857	157,988.8164

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.032458	$1.302518	$1.216347	$1.272097

M&E - 1.30%	$1.032112	$1.430194	$1.496170	$1.475760

M&E - 1.40%	$1.031445	$1.291591	$1.206202	$1.632783

M&E - 1.50%	$1.030768	$1.284417	$1.199432	$1.254485

M&E - 1.55%	$1.030435	$1.280857	$1.196166	$1.611439

M&E - 1.80%	$1.028754	$1.397701	$1.462224	$1.442236

M&E - 2.00%	$1.027415	—	—	—

M&E - 2.05%	$1.027079	$1.381797	$1.445581	$1.425811

M&E - 2.30%	$1.025414	—	—	—

See accompanying notes.

6

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	International Moderate Growth Subaccount	American Century Large Company Value Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	152,170.5167	111,225.1534	144,639.9615

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	35,739.9371	33,969.2404

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	24,026.1655

M&E - 2.00%	—	—	5,986.5537	8,331.8562

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	$1.671730	$1.909198	$1.749122

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	$1.659710	$1.895435	$1.736504

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	$1.641878	$1.875035	$1.717839

M&E - 2.00%	—	$1.630107	$1.861607	$1.705561

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	$1.612659	$1.841701	$1.687280

See accompanying notes.

7

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,905,097.012	1,711,736.647	502,085.212	2,721,010.675

Cost	$16,405,844	$26,911,473	$9,565,683	$30,876,969

Number of shares - Service	21,612.468	12,599.160	3,988.487	—

Cost	$243,092	$263,819	$92,761	$—

Investments in mutual funds, at net asset value	$21,655,998	$36,643,270	$12,421,122	$53,277,389
Receivable for units sold	—	—	—	4

Total assets	21,655,998	36,643,270	12,421,122	53,277,393

Liabilities
Payable for units redeemed	21	1	3	—

	$21,655,977	$36,643,269	$12,421,119	$53,277,393

Net Assets:
Deferred annuity contracts terminable by owners	$21,655,977	$36,643,269	$12,421,119	$53,277,393

Total net assets	$21,655,977	$36,643,269	$12,421,119	$53,277,393

See accompanying notes.

8

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/ Mid Cap Value Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,017,289.7714	1,896,311.8590	150,952.4070	2,979,134.7817

M&E - 1.30%	1,339,022.0255	1,356,285.3869	470,126.8749	154,140.2804

M&E - 1.40%	4,185,036.1581	2,224,924.3173	339,221.4337	2,860,344.8037

M&E - 1.50%	4,157,641.8461	6,632,837.5503	774,915.5616	10,955,768.4260

M&E - 1.55%	8,537,042.2242	3,920,552.4036	3,005,385.0637	2,840,837.1372

M&E - 1.80%	10,937.8513	61,168.8351	9,472.8189	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	200,500.6845	748,905.2424	83,173.0814	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.187015	$1.502922	$2.579503	$1.657650

M&E - 1.30%	$1.319231	$1.459676	$2.573569	$1.766142

M&E - 1.40%	$1.054511	$3.377360	$2.561764	$5.326698

M&E - 1.50%	$1.170534	$1.482059	$2.550004	$1.634690

M&E - 1.55%	$1.041317	$3.330292	$2.544168	$5.252437

M&E - 1.80%	$1.289285	$1.426526	$2.515119	$1.726024

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.274621	$1.410310	$2.486548	$1.706412

M&E - 2.30%	—	—	—	—

See accompanying notes.

9

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	79,118.8065	75,502.6491	32,510.5160	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	58,294.4384	57,054.4588	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	19,423.0492	17,795.0852	6,050.6354	—

M&E - 2.00%	2,020.0687	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.535708	$1.796930	$2.599171	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.524643	$1.784007	$2.580481	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.508254	$1.764813	$2.552750	—

M&E - 2.00%	$1.497445	$1.752147	$2.534421	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.481423	$1.733414	$2.507320	—

See accompanying notes.

10

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Science and Technology Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Transamerica Global Subaccount	Jennison Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	518,867.843	111,590.436	200,950.979	539,642.526

Cost	$2,047,017	$1,142,374	$3,503,367	$4,121,805

Number of shares - Service	18,732.877	8,820.144	7,961.363	3,399.316

Cost	$74,084	$105,826	$153,782	$28,571

Investments in mutual funds, at net asset value	$2,165,969	$1,474,677	$4,605,562	$4,268,071
Receivable for units sold	—	—	1	2

Total assets	2,165,969	1,474,677	4,605,563	4,268,073

Liabilities
Payable for units redeemed	3	15	—	—

	$2,165,966	$1,474,662	$4,605,563	$4,268,073

Net Assets:
Deferred annuity contracts terminable by owners	$2,165,966	$1,474,662	$4,605,563	$4,268,073

Total net assets	$2,165,966	$1,474,662	$4,605,563	$4,268,073

See accompanying notes.

11

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Science and Technology Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Transamerica Global Subaccount	Jennison Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	96,681.6136	38,754.2486	269,284.7889	225,598.0030

M&E - 1.30%	101,604.0538	73,801.7591	107,515.5213	174,247.3357

M&E - 1.40%	93,523.9978	29,095.3887	1,154,869.9963	2,251,668.8803

M&E - 1.50%	666,788.2216	104,467.6025	653,199.6647	792,830.3938

M&E - 1.55%	1,530,182.9542	779,022.9986	3,399,625.7037	1,089,140.5475

M&E - 1.80%	11,686.0226	—	—	12,851.8578

M&E - 2.00%	—	—	—	—

M&E - 2.05%	163,611.8184	10,862.8540	8,717.2874	41,664.7434

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.757657	$1.335781	$1.204306	$0.926507

M&E - 1.30%	$1.140761	$1.332696	$1.388874	$1.166632

M&E - 1.40%	$0.751331	$1.326575	$0.701120	$0.915116

M&E - 1.50%	$0.747144	$1.320483	$1.187578	$0.913667

M&E - 1.55%	$0.745053	$1.317444	$0.694258	$0.902320

M&E - 1.80%	$1.114860	$1.302425	$1.357362	$1.140144

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.102171	$1.287627	$1.341900	$1.127164

M&E - 2.30%	—	—	—	—

See accompanying notes.

12

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Science and Technology Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Transamerica Global Subaccount	Jennison Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	78,317.9054	98,408.7474	18,190.5507

M&E - 1.40%	—	—	—	—

M&E - 1.50%	27,030.0661	—	31,699.5954	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	27,616.5397	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.388698	$1.375028	$1.343616	$1.455795

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.378700	$1.365103	$1.336569	$1.445312

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.363850	$1.350408	$1.326111	$1.429758

M&E - 2.00%	$1.354086	$1.340751	$1.319186	$1.419516

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.339587	$1.326386	$1.308891	$1.404338

See accompanying notes.

13

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount	BlackRock Large Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,471,903.621	1,169,751.163	1,475,109.943	742,598.628

Cost	$18,019,680	$10,937,745	$13,769,605	$13,086,611

Number of shares - Service	15,176.313	81,466.009	5,485.509	27,909.216

Cost	$216,669	$784,620	$57,175	$541,173

Investments in mutual funds, at net asset value	$24,314,060	$13,607,541	$14,036,483	$16,028,516
Receivable for units sold	—	—	2	5

Total assets	24,314,060	13,607,541	14,036,485	16,028,521

Liabilities
Payable for units redeemed	3	1	—	—

	$24,314,057	$13,607,540	$14,036,485	$16,028,521

Net Assets:
Deferred annuity contracts terminable by owners	$24,314,057	$13,607,540	$14,036,485	$16,028,521

Total net assets	$24,314,057	$13,607,540	$14,036,485	$16,028,521

See accompanying notes.

14

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount	BlackRock Large Cap Value Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,490,599.5052	810,347.3647	945,006.4206	530,359.3761

M&E - 1.30%	398,254.0334	626,726.1785	658,632.6677	356,729.5263

M&E - 1.40%	5,763,390.0842	1,772,530.1884	1,416,497.6126	820,763.7696

M&E - 1.50%	2,858,834.3805	4,000,224.0496	1,988,687.8491	2,847,303.0450

M&E - 1.55%	5,402,881.6495	6,380,331.1201	5,358,938.2621	4,668,452.1546

M&E - 1.80%	—	—	17,867.6511	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	141,289.3889	16,500.4014	85,713.4314	51,023.1472

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.088148	$0.998009	$1.373205	$1.586029

M&E - 1.30%	$1.302033	$1.475008	$1.372181	$1.600985

M&E - 1.40%	$1.684237	$0.869361	$1.334548	$1.745501

M&E - 1.50%	$1.073033	$0.984161	$1.354161	$1.564059

M&E - 1.55%	$1.660747	$0.860803	$1.317726	$1.728379

M&E - 1.80%	$1.272441	$1.448654	$1.341031	$1.564629

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.257952	$1.435699	$1.325749	$1.546799

M&E - 2.30%	—	—	—	—

See accompanying notes.

15

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount	BlackRock Large Cap Value Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	161,462.8750	565,971.3643	34,996.9642	187,897.8138

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	36,465.6937	5,837.5514	45,574.2126

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	48,280.9859

M&E - 2.00%	—	—	—	21,529.1448

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.538626	$1.462445	$1.285516	$1.931542

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.527577	$1.451928	$1.276255	$1.917627

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.511147	$1.436307	$1.262547	$1.897007

M&E - 2.00%	$1.500317	$1.426025	$1.253484	$1.883431

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.484265	$1.410743	$1.240057	$1.863272

See accompanying notes.

16

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,059,490.859	1,558,017.091	417,869.093	2,115,494.205

Cost	$33,242,481	$17,366,935	$4,783,316	$48,086,649

Number of shares - Service	31,317.625	37,580.006	13,172.685	10,267.134

Cost	$347,237	$528,597	$150,903	$246,302

Investments in mutual funds, at net asset value	$33,937,391	$23,501,642	$5,180,595	$55,161,248
Receivable for units sold	—	—	—	—

Total assets	33,937,391	23,501,642	5,180,595	55,161,248

Liabilities
Payable for units redeemed	15	2	9	3

	$33,937,376	$23,501,640	$5,180,586	$55,161,245

Net Assets:
Deferred annuity contracts terminable by owners	$33,937,376	$23,501,640	$5,180,586	$55,161,245

Total net assets	$33,937,376	$23,501,640	$5,180,586	$55,161,245

See accompanying notes.

17

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,593,652.3489	1,110,594.7108	142,024.6487	2,403,831.3173

M&E - 1.30%	3,620,587.8334	943,616.9805	511,587.2103	744,910.6170

M&E - 1.40%	1,713,072.2413	916,153.8454	365,045.8047	17,877,765.9520

M&E - 1.50%	5,394,025.1449	6,920,290.4000	533,653.1129	8,017,334.5454

M&E - 1.55%	16,358,378.0605	7,966,700.9981	1,891,198.3049	25,643,798.7781

M&E - 1.80%	12,041.8679	—	10,075.4754	4,389.4777

M&E - 2.00%	—	—	—	—

M&E - 2.05%	300,120.0607	255,192.0508	128,883.5762	203,150.5866

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.171534	$1.218398	$1.418146	$1.227724

M&E - 1.30%	$1.168829	$1.328787	$1.414865	$1.541267

M&E - 1.40%	$1.163454	$1.328898	$1.408357	$0.942483

M&E - 1.50%	$1.158142	$1.201509	$1.401918	$1.210684

M&E - 1.55%	$1.155465	$1.315813	$1.398675	$0.933273

M&E - 1.80%	$1.142296	$1.298625	$1.382738	$1.506227

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.129276	$1.283834	$1.367001	$1.489071

M&E - 2.30%	—	—	—	—

See accompanying notes.

18

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	289,909.8927	305,464.3692	106,058.6712	76,768.8805

M&E - 1.40%	—	—	—	—

M&E - 1.50%	9,891.5386	—	—	79,227.5504

M&E - 1.55%	—	—	—	—

M&E - 1.80%	20,711.5313	30,985.6534	2,084.9177	—

M&E - 2.00%	—	—	1,573.7719	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.075309	$1.643512	$1.439300	$1.699640

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.067572	$1.631685	$1.428939	$1.687384

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.056081	$1.614131	$1.413552	$1.669256

M&E - 2.00%	$1.048482	$1.602581	$1.403407	$1.657273

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.037254	$1.585424	$1.388395	$1.639549

See accompanying notes.

19

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount
Assets
Investment in securities:
Number of shares - Initial	641,488.416	2,192,169.083	0.753	2,688,969.839

Cost	$8,866,157	$26,623,184	$9	$46,959,454

Number of shares - Service	3,025.182	9,731.107	—	21,522.327

Cost	$46,860	$119,558	$—	$442,665

Investments in mutual funds, at net asset value	$10,305,440	$26,116,774	$9	$56,407,063
Receivable for units sold	—	—	—	2

Total assets	10,305,440	26,116,774	9	56,407,065

Liabilities
Payable for units redeemed	25	6	9	—

	$10,305,415	$26,116,768	$—	$56,407,065

Net Assets:
Deferred annuity contracts terminable by owners	$10,305,415	$26,116,768	$—	$56,407,065

Total net assets	$10,305,415	$26,116,768	$—	$56,407,065

See accompanying notes.

20

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	579,804.0554	2,992,316.9079	—	3,039,351.3182

M&E - 1.30%	473,984.0546	1,749,934.0208	—	1,574,277.6102

M&E - 1.40%	442,810.6394	2,238,936.4588	—	3,880,414.3062

M&E - 1.50%	1,929,996.7961	6,860,701.8505	—	10,981,771.2782

M&E - 1.55%	2,751,063.8932	6,096,309.3918	—	5,989,872.6865

M&E - 1.80%	8,232.3798	30,777.3261	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	136,771.8289	—	—	148,494.6440

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.669130	$1.134988	$1.053261	$1.447058

M&E - 1.30%	$1.407439	$1.111955	$1.037718	$1.426503

M&E - 1.40%	$1.655196	$1.567147	$1.048367	$3.416636

M&E - 1.50%	$1.645959	$1.119249	$1.030263	$1.427035

M&E - 1.55%	$1.641388	$1.547823	$1.043482	$3.368960

M&E - 1.80%	$1.375487	$1.086692	$1.019177	$1.394128

M&E - 2.00%	—	—	$1.011863	—

M&E - 2.05%	$1.359831	$1.074313	—	$1.378243

M&E - 2.30%	—	—	—	—

See accompanying notes.

21

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	113,369.4531	—	84,401.3415

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	106,697.4933

M&E - 1.55%	—	—	—	—

M&E - 1.80%	28,631.7957	—	—	49,248.6794

M&E - 2.00%	—	—	—	33,853.0853

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.708229	$1.037718	—	$1.654712

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.695953	$1.030263	—	$1.642786

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.677686	$1.019177	—	$1.625122

M&E - 2.00%	$1.665666	$1.011863	—	$1.613486

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.647839	$1.001021	—	$1.596202

See accompanying notes.

22

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,793,928.543	1,572,702.315	1,981,443.790	1,250,199.881

Cost	$32,163,940	$14,935,591	$20,968,391	$18,645,028

Number of shares - Service	4,918.772	54,915.537	48,339.616	414.494

Cost	$109,063	$614,296	$590,431	$7,657

Investments in mutual funds, at net asset value	$44,556,759	$16,856,080	$31,034,905	$23,424,136
Receivable for units sold	1	—	9	—

Total assets	44,556,760	16,856,080	31,034,914	23,424,136

Liabilities
Payable for units redeemed	—	—	—	49

	$44,556,760	$16,856,080	$31,034,914	$23,424,087

Net Assets:
Deferred annuity contracts terminable by owners	$44,556,760	$16,856,080	$31,034,914	$23,424,087

Total net assets	$44,556,760	$16,856,080	$31,034,914	$23,424,087

See accompanying notes.

23

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	2,966,875.9768	740,864.1225	1,464,376.8413	2,065,596.0438

M&E - 1.30%	1,056,550.1111	719,982.6720	675,580.7181	264,793.9212

M&E - 1.40%	3,211,774.2068	1,160,090.9958	3,279,109.1761	1,853,445.4984

M&E - 1.50%	8,401,150.2116	4,614,904.4710	4,471,565.4253	5,257,684.7025

M&E - 1.55%	5,618,222.9241	8,637,987.1830	6,914,375.5433	2,222,088.5009

M&E - 1.80%	—	5,983.2981	3,665.9030	13,652.3911

M&E - 2.00%	—	—	—	—

M&E - 2.05%	140,785.8405	287,923.4620	87,345.7032	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.172985	$1.158869	$1.403238	$1.249638

M&E - 1.30%	$1.342311	$1.254498	$1.695068	$1.368013

M&E - 1.40%	$3.386439	$0.916411	$2.056012	$3.455380

M&E - 1.50%	$1.156708	$1.142815	$1.383773	$1.232298

M&E - 1.55%	$3.339233	$0.907388	$2.027316	$3.407182

M&E - 1.80%	$1.311858	$1.225996	$1.656541	$1.336957

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.296888	$1.212035	$1.637677	$1.321746

M&E - 2.30%	—	—	—	—

See accompanying notes.

24

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	24,087.9585	273,536.4504	263,302.7268	5,267.9103

M&E - 1.40%	—	—	—	—

M&E - 1.50%	2,464.1679	44,020.0257	84,270.1173	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	53,454.8393	29,724.1280	8,254.2581	—

M&E - 2.00%	—	2,711.4285	5,545.1979	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.532844	$1.612498	$2.049025	$1.498128

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.521793	$1.600870	$2.034237	$1.487354

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.505454	$1.583665	$2.012367	$1.471367

M&E - 2.00%	$1.494642	$1.572309	$1.997959	$1.460796

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.478655	$1.555483	$1.976560	$1.445169

See accompanying notes.

25

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Money Market Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares - Initial	19,710,968.860	321,216.122	317,765.902	34,990.172

Cost	$19,710,969	$4,820,260	$3,159,218	$681,825

Number of shares - Service	946,531.300	1,527.469	—	—

Cost	$946,531	$29,664	$—	$—

Investments in mutual funds, at net asset value	$20,657,500	$6,803,175	$4,207,221	$906,595
Receivable for units sold	20	—	—	2

Total assets	20,657,520	6,803,175	4,207,221	906,597

Liabilities
Payable for units redeemed	—	10	—	—

	$20,657,520	$6,803,165	$4,207,221	$906,597

Net Assets:
Deferred annuity contracts terminable by owners	$20,657,520	$6,803,165	$4,207,221	$906,597

Total net assets	$20,657,520	$6,803,165	$4,207,221	$906,597

See accompanying notes.

26

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Money Market Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,244,578.7046	1,035,665.0291	14,194.9277	44,922.1361

M&E - 1.30%	1,670,999.9388	469,414.6626	512,366.5636	36,060.7886

M&E - 1.40%	2,779,611.7654	159,691.1195	288,011.7815	30,358.3113

M&E - 1.50%	3,098,139.0281	3,554,495.7669	209,230.4530	2,029.8561

M&E - 1.55%	6,571,575.5196	2,905,077.3575	2,168,198.8694	646,434.3164

M&E - 1.80%	215,064.5522	—	6,907.4629	—

M&E - 2.00%	—	—	92,240.7811	—

M&E - 2.05%	88,151.1749	20,640.0758	32,733.5079	7,908.9407

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.055380	$0.823890	$1.270636	$1.195666

M&E - 1.30%	$1.040621	$1.115871	$1.267676	$1.192910

M&E - 1.40%	$1.417616	$0.816984	$1.261880	$1.187421

M&E - 1.50%	$1.040732	$0.812430	$1.256087	$1.181969

M&E - 1.55%	$1.397915	$0.810185	$1.253207	$1.179248

M&E - 1.80%	$1.017004	$1.090551	$1.238907	$1.165818

M&E - 2.00%	—	—	$1.599838	$1.409148

M&E - 2.05%	$1.005394	$1.078130	$1.224776	$1.152510

M&E - 2.30%	—	—	$1.582701	$1.394062

See accompanying notes.

27

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Transamerica Money Market Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	735,478.3340	22,163.6125	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	181,545.8379	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.033653	$1.441000	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.026204	$1.430616	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.015159	$1.415249	—	—

M&E - 2.00%	$1.007888	$1.405104	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$0.997075	$1.390044	—	—

See accompanying notes.

28

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	666,264.081	314,666.917	76,924.859	98,104.328

Cost	$12,553,334	$6,197,235	$1,490,732	$1,104,679

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$17,942,492	$8,297,767	$2,476,211	$1,624,608
Receivable for units sold	—	2	—	—

Total assets	17,942,492	8,297,769	2,476,211	1,624,608

Liabilities
Payable for units redeemed	41	—	—	3

	$17,942,451	$8,297,769	$2,476,211	$1,624,605

Net Assets:
Deferred annuity contracts terminable by owners	$17,942,451	$8,297,769	$2,476,211	$1,624,605

Total net assets	$17,942,451	$8,297,769	$2,476,211	$1,624,605

See accompanying notes.

29

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,939,418.2451	721,876.3315	118,849.2168	45,552.0064

M&E - 1.30%	632,782.2290	447,009.3242	15,072.4608	—

M&E - 1.40%	437,508.6665	291,587.0405	161,657.1129	199,140.6933

M&E - 1.50%	8,195,325.7891	5,451,366.1257	782,403.2590	436,303.2685

M&E - 1.55%	3,289,390.3732	2,806,593.7971	2,328,943.8266	520,730.2476

M&E - 1.80%	8,462.1978	—	3,601.0664	—

M&E - 2.00%	—	13,056.8038	—	—

M&E - 2.05%	309,700.1472	9,378.1412	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.218097	$0.848701	$1.072245	$1.374155

M&E - 1.30%	$1.347197	$1.134725	$1.560633	—

M&E - 1.40%	$1.207946	$0.841626	$0.554748	$1.357503

M&E - 1.50%	$1.201232	$0.836930	$1.057376	$1.355083

M&E - 1.55%	$1.197896	$0.834587	$0.602328	$1.345127

M&E - 1.80%	$1.316563	$1.108921	$1.525205	—

M&E - 2.00%	$1.571957	$1.335013	$1.804538	—

M&E - 2.05%	$1.301597	$1.096343	$1.507857	—

M&E - 2.30%	$1.555119	$1.320728	$1.785215	—

See accompanying notes.

30

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

31

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Assets
Investment in securities:
Number of shares - Initial	262,316.271	141,527.247	304,663.573	931,586.302

Cost	$5,971,354	$2,163,042	$5,975,059	$22,148,072

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$8,449,207	$2,427,192	$6,602,060	$28,981,650
Receivable for units sold	—	—	—	12

Total assets	8,449,207	2,427,192	6,602,060	28,981,662

Liabilities
Payable for units redeemed	4	—	19	—

	$8,449,203	$2,427,192	$6,602,041	$28,981,662

Net Assets:
Deferred annuity contracts terminable by owners	$8,449,203	$2,427,192	$6,602,041	$28,981,662

Total net assets	$8,449,203	$2,427,192	$6,602,041	$28,981,662

See accompanying notes.

32

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	960,049.0970	44,606.8918	85,305.9825	1,122,649.0018

M&E - 1.30%	460,374.0567	325,379.5353	744,289.1260	1,264,575.3024

M&E - 1.40%	368,512.4663	86,850.8311	383,392.7743	1,906,492.6718

M&E - 1.50%	3,073,924.4198	248,382.0483	854,774.6131	5,779,146.6254

M&E - 1.55%	5,032,561.9353	1,077,439.8050	2,899,033.9106	10,687,429.9634

M&E - 1.80%	37,433.9637	43,159.0147	73,440.4963	24,700.0999

M&E - 2.00%	—	—	—	38,284.3852

M&E - 2.05%	70,912.2927	230,964.6482	138,948.8850	170,698.6656

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.940727	$1.196609	$1.289840	$1.544135

M&E - 1.30%	$1.194022	$1.193842	$1.286878	$1.574294

M&E - 1.40%	$0.680590	$1.188363	$1.280957	$1.288533

M&E - 1.50%	$0.927683	$1.182905	$1.275094	$1.522722

M&E - 1.55%	$0.748812	$1.180187	$1.272166	$1.275926

M&E - 1.80%	$1.166880	$1.166718	$1.257638	$1.538520

M&E - 2.00%	$1.515715	$1.506637	$1.342760	$1.742412

M&E - 2.05%	$1.153613	$1.153454	$1.243331	$1.521016

M&E - 2.30%	$1.499500	$1.490522	$1.328377	$1.723765

See accompanying notes.

33

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

34

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	553,147.346	109,050.959	71,587.000	1,273,510.028

Cost	$11,591,691	$2,901,167	$1,002,635	$28,563,323

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$14,309,922	$3,862,585	$1,290,714	$43,617,718
Receivable for units sold	—	5	7	7

Total assets	14,309,922	3,862,590	1,290,721	43,617,725

Liabilities
Payable for units redeemed	8	—	—	—

	$14,309,914	$3,862,590	$1,290,721	$43,617,725

Net Assets:
Deferred annuity contracts terminable by owners	$14,309,914	$3,862,590	$1,290,721	$43,617,725

Total net assets	$14,309,914	$3,862,590	$1,290,721	$43,617,725

See accompanying notes.

35

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	523,756.1665	142,663.6137	97,305.3653	1,370,846.3867

M&E - 1.30%	371,448.0755	310,526.8364	—	1,093,006.0912

M&E - 1.40%	737,661.5348	184,369.0147	128,187.1781	2,234,591.9126

M&E - 1.50%	2,979,615.6097	1,083,781.7208	677,373.8072	6,616,262.1069

M&E - 1.55%	5,420,393.3225	2,654,888.9761	462,424.5814	10,387,207.0985

M&E - 1.80%	—	—	—	65,596.8642

M&E - 2.00%	91,850.9367	—	—	32,942.2355

M&E - 2.05%	176,708.2500	21,387.7155	—	112,701.5952

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.337042	$0.874541	$1.057895	$1.989658

M&E - 1.30%	$1.424871	$1.087133	—	$1.863182

M&E - 1.40%	$1.434215	$0.867250	$0.820943	$2.035076

M&E - 1.50%	$1.318490	$0.862415	$1.043217	$1.962071

M&E - 1.55%	$1.420132	$0.860003	$0.812890	$2.015076

M&E - 1.80%	$1.392518	$1.062459	—	$1.820851

M&E - 2.00%	$1.664181	$1.355936	—	$2.163353

M&E - 2.05%	$1.376703	$1.050384	—	$1.800162

M&E - 2.30%	$1.646378	$1.341444	—	$2.140177

See accompanying notes.

36

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

37

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Value Strategies Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Assets
Investment in securities:
Number of shares - Initial	705,807.065	4,417,107.011	1,766,911.163	1,122,923.451

Cost	$8,505,000	$57,340,063	$12,717,854	$14,784,397

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$9,514,279	$70,276,173	$13,552,209	$16,596,809
Receivable for units sold	—	17	2,708	7

Total assets	9,514,279	70,276,190	13,554,917	16,596,816

Liabilities
Payable for units redeemed	3	—	—	—

	$9,514,276	$70,276,190	$13,554,917	$16,596,816

Net Assets:
Deferred annuity contracts terminable by owners	$9,514,276	$70,276,190	$13,554,917	$16,596,816

Total net assets	$9,514,276	$70,276,190	$13,554,917	$16,596,816

See accompanying notes.

38

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Value Strategies Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	149,505.6630	3,728,949.5500	1,269,285.2542	511,552.6669

M&E - 1.30%	782,501.2722	2,648,655.8838	501,415.5458	787,572.0760

M&E - 1.40%	508,292.9823	5,471,806.7928	2,286,017.1525	2,579,371.9026

M&E - 1.50%	720,656.2401	13,817,032.7800	3,156,968.9700	2,433,463.3254

M&E - 1.55%	4,034,878.7204	13,625,309.6889	2,245,702.0755	5,615,536.4870

M&E - 1.80%	16,141.9554	71,240.6266	15,532.2367	71,321.1793

M&E - 2.00%	20,039.1509	110,127.2539	—	19,295.0425

M&E - 2.05%	103,791.7289	337,618.0628	55,836.7116	136,366.4190

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.517999	$1.400005	$1.441806	$1.855294

M&E - 1.30%	$1.514528	$1.420094	$1.439422	$1.712096

M&E - 1.40%	$1.507568	$2.193294	$1.425388	$1.165870

M&E - 1.50%	$1.500649	$1.380586	$1.421834	$1.829535

M&E - 1.55%	$1.497211	$2.162738	$1.405554	$1.149609

M&E - 1.80%	$1.480144	$1.387875	$1.406716	$1.673181

M&E - 2.00%	$1.878038	$1.701163	$1.316716	$2.044101

M&E - 2.05%	$1.463296	$1.372044	$1.390712	$1.654168

M&E - 2.30%	$1.857970	$1.682936	$1.302599	$2.022247

See accompanying notes.

39

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2006

	Fidelity - VIP Value Strategies Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

40

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$480,347	$1,182,680	$2,747,487	$2,193,775
Expenses:
Administrative, mortality and expense risk charge	786,965	542,774	1,622,877	2,061,942

Net investment income (loss)	(306,618)	639,906	1,124,610	131,833
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,693,227	1,674,376	4,817,868	5,736,291
Proceeds from sales	15,485,301	11,382,955	19,113,247	21,703,275
Cost of investments sold	10,536,017	9,436,080	14,011,318	14,592,007

Net realized capital gains (losses) on investments	8,642,511	3,621,251	9,919,797	12,847,559
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,732,876	1,935,940	17,191,105	21,651,900
End of period	7,069,082	347,437	16,179,877	24,280,113

Net change in unrealized appreciation/depreciation of investments	(1,663,794)	(1,588,503)	(1,011,228)	2,628,213

Net realized and unrealized capital gains (losses) on investments	6,978,717	2,032,748	8,908,569	15,475,772

Increase (decrease) in net assets from operations	$6,672,099	$2,672,654	$10,033,179	$15,607,605

See accompanying notes.

41

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	International Moderate Growth Subaccount (1)	American Century Large Company Value Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount
Net investment income (loss)
Income:
Dividends	$—	$166,510	$186,970	$516,526
Expenses:
Administrative, mortality and expense risk charge	1,485	101,449	191,968	316,841

Net investment income (loss)	(1,485)	65,061	(4,998)	199,685
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	760,548	720,327	6,659,918
Proceeds from sales	2,078	2,776,274	4,113,440	3,058,745
Cost of investments sold	1,995	1,914,488	2,577,198	2,880,812

Net realized capital gains (losses) on investments	83	1,622,334	2,256,569	6,837,851
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,583,227	2,429,573	5,024,571
End of period	31,033	1,044,973	2,586,365	463,566

Net change in unrealized appreciation/depreciation of investments	31,033	(538,254)	156,792	(4,561,005)

Net realized and unrealized capital gains (losses) on investments	31,116	1,084,080	2,413,361	2,276,846

Increase (decrease) in net assets from operations	$29,631	$1,149,141	$2,408,363	$2,476,531

See accompanying notes.

42

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$119,689	$569,696	$130,343	$489,130
Expenses:
Administrative, mortality and expense risk charge	330,453	563,671	142,317	822,018

Net investment income (loss)	(210,764)	6,025	(11,974)	(332,888)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,966,866	3,579,756	1,062,221	4,592,676
Proceeds from sales	4,177,481	10,699,791	1,969,988	14,478,100
Cost of investments sold	3,515,546	8,744,219	1,152,821	11,050,642

Net realized capital gains (losses) on investments	2,628,801	5,535,328	1,879,388	8,020,134
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	5,645,333	9,808,423	1,329,095	21,508,983
End of period	5,007,062	9,467,978	2,762,678	22,400,420

Net change in unrealized appreciation/depreciation of investments	(638,271)	(340,445)	1,433,583	891,437

Net realized and unrealized capital gains (losses) on investments	1,990,530	5,194,883	3,312,971	8,911,571

Increase (decrease) in net assets from operations	$1,779,766	$5,200,908	$3,300,997	$8,578,683

See accompanying notes.

43

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	Transamerica Science and Technology Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Transamerica Global Subaccount	Jennison Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$16,229	$58,151	$—
Expenses:
Administrative, mortality and expense risk charge	34,265	25,835	63,842	63,855

Net investment income (loss)	(34,265)	(9,606)	(5,691)	(63,855)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	168,670	41,501	—	400,554
Proceeds from sales	584,040	507,828	759,512	994,952
Cost of investments sold	448,609	411,395	675,271	1,418,991

Net realized capital gains (losses) on investments	304,101	137,934	84,241	(23,485)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	336,691	232,992	363,381	39,522
End of period	44,868	226,477	948,413	117,695

Net change in unrealized appreciation/depreciation of investments	(291,823)	(6,515)	585,032	78,173

Net realized and unrealized capital gains (losses) on investments	12,278	131,419	669,273	54,688

Increase (decrease) in net assets from operations	$(21,987)	$121,813	$663,582	$(9,167)

See accompanying notes.

44

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount	BlackRock Large Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$272,825	$15,524	$1,433,627	$73,400
Expenses:
Administrative, mortality and expense risk charge	377,714	190,276	216,203	216,135

Net investment income (loss)	(104,889)	(174,752)	1,217,424	(142,735)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	167,816	654,573
Proceeds from sales	7,144,571	2,526,713	3,103,632	5,141,660
Cost of investments sold	7,759,557	2,043,207	2,864,688	3,046,431

Net realized capital gains (losses) on investments	(614,986)	483,506	406,760	2,749,802
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,163,922	1,731,484	554,851	2,907,779
End of period	6,077,711	1,885,176	209,703	2,400,732

Net change in unrealized appreciation/depreciation of investments	3,913,789	153,692	(345,148)	(507,047)

Net realized and unrealized capital gains (losses) on investments	3,298,803	637,198	61,612	2,242,755

Increase (decrease) in net assets from operations	$3,193,914	$462,446	$1,279,036	$2,100,020

See accompanying notes.

45

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$1,186,248	$227,586	$78,447	$—
Expenses:
Administrative, mortality and expense risk charge	522,197	342,948	73,986	446,454

Net investment income (loss)	664,051	(115,362)	4,461	(446,454)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	3,189,073	75,031	—
Proceeds from sales	6,109,837	4,868,093	1,132,427	6,712,642
Cost of investments sold	5,815,416	4,210,328	941,541	3,835,448

Net realized capital gains (losses) on investments	294,421	3,846,838	265,917	2,877,194
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	391,843	5,752,360	66,323	6,930,890
End of period	347,673	5,606,110	246,376	6,828,297

Net change in unrealized appreciation/depreciation of investments	(44,170)	(146,250)	180,053	(102,593)

Net realized and unrealized capital gains (losses) on investments	250,251	3,700,588	445,970	2,774,601

Increase (decrease) in net assets from operations	$914,302	$3,585,226	$450,431	$2,328,147

See accompanying notes.

46

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount
Net investment income (loss)
Income:
Dividends	$25,025	$995,850	$7,694	$1,070,132
Expenses:
Administrative, mortality and expense risk charge	166,032	398,684	930	857,400

Net investment income (loss)	(141,007)	597,166	6,764	212,732
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	284,351	35,997	283	6,297,992
Proceeds from sales	2,811,474	4,906,914	223,817	14,890,987
Cost of investments sold	2,354,375	4,953,924	225,907	13,445,963

Net realized capital gains (losses) on investments	741,450	(11,013)	(1,807)	7,743,016
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,633,629	(490,156)	—	7,734,237
End of period	1,392,423	(625,968)	—	9,004,944

Net change in unrealized appreciation/depreciation of investments	(241,206)	(135,812)	—	1,270,707

Net realized and unrealized capital gains (losses) on investments	500,244	(146,825)	(1,807)	9,013,723

Increase (decrease) in net assets from operations	$359,237	$450,341	$4,957	$9,226,455

See accompanying notes.

47

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Net investment income (loss)
Income:
Dividends	$108,370	$—	$94,637	$226,521
Expenses:
Administrative, mortality and expense risk charge	703,743	286,533	428,558	348,420

Net investment income (loss)	(595,373)	(286,533)	(333,921)	(121,899)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,864,182	1,678,552	—	1,329,288
Proceeds from sales	13,053,828	5,021,622	5,850,711	4,655,203
Cost of investments sold	14,196,083	4,309,004	5,336,205	4,105,697

Net realized capital gains (losses) on investments	721,927	2,391,170	514,506	1,878,794
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,303,651	3,047,319	3,961,010	4,582,089
End of period	12,283,756	1,306,193	9,476,083	4,771,451

Net change in unrealized appreciation/depreciation of investments	4,980,105	(1,741,126)	5,515,073	189,362

Net realized and unrealized capital gains (losses) on investments	5,702,032	650,044	6,029,579	2,068,156

Increase (decrease) in net assets from operations	$5,106,659	$363,511	$5,695,658	$1,946,257

See accompanying notes.

48

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	Transamerica Money Market Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$892,630	$—	$5,235	$—
Expenses:
Administrative, mortality and expense risk charge	281,342	112,604	69,063	14,573

Net investment income (loss)	611,288	(112,604)	(63,828)	(14,573)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	181,910	—
Proceeds from sales	21,269,832	2,616,666	1,271,153	234,129
Cost of investments sold	21,269,832	1,898,058	793,599	156,602

Net realized capital gains (losses) on investments	—	718,608	659,464	77,527
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,966,100	1,179,950	246,696
End of period	—	1,953,251	1,048,003	224,770

Net change in unrealized appreciation/depreciation of investments	—	(12,849)	(131,947)	(21,926)

Net realized and unrealized capital gains (losses) on investments	—	705,759	527,517	55,601

Increase (decrease) in net assets from operations	$611,288	$593,155	$463,689	$41,028

See accompanying notes.

49

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$213,760	$—	$—	$16,559
Expenses:
Administrative, mortality and expense risk charge	272,987	131,772	45,768	24,852

Net investment income (loss)	(59,227)	(131,772)	(45,768)	(8,293)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	959,769	—	—	77,238
Proceeds from sales	4,877,081	1,959,174	1,783,333	382,012
Cost of investments sold	4,225,426	1,608,462	1,090,491	245,101

Net realized capital gains (losses) on investments	1,611,424	350,712	692,842	214,149
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,338,863	2,568,549	1,316,092	518,909
End of period	5,389,158	2,100,532	985,479	519,929

Net change in unrealized appreciation/depreciation of investments	1,050,295	(468,017)	(330,613)	1,020

Net realized and unrealized capital gains (losses) on investments	2,661,719	(117,305)	362,229	215,169

Increase (decrease) in net assets from operations	$2,602,492	$(249,077)	$316,461	$206,876

See accompanying notes.

50

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$130,191	$—	$138,647	$283,471
Expenses:
Administrative, mortality and expense risk charge	121,894	39,284	96,195	429,696

Net investment income (loss)	8,297	(39,284)	42,452	(146,225)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	47,973	203,224	2,353,312
Proceeds from sales	2,033,387	1,668,406	1,377,595	6,749,232
Cost of investments sold	1,752,575	1,178,310	1,141,801	3,940,786

Net realized capital gains (losses) on investments	280,812	538,069	439,018	5,161,758
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,538,364	539,808	503,755	9,204,608
End of period	2,477,853	264,150	627,001	6,833,578

Net change in unrealized appreciation/depreciation of investments	939,489	(275,658)	123,246	(2,371,030)

Net realized and unrealized capital gains (losses) on investments	1,220,301	262,411	562,264	2,790,728

Increase (decrease) in net assets from operations	$1,228,598	$223,127	$604,716	$2,644,503

See accompanying notes.

51

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$407,532	$7,471	$5,692	$86,271
Expenses:
Administrative, mortality and expense risk charge	209,497	64,668	18,239	694,638

Net investment income (loss)	198,035	(57,197)	(12,547)	(608,367)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,675,067	—	—	5,752,315
Proceeds from sales	4,090,250	1,110,373	181,606	9,757,352
Cost of investments sold	3,267,484	773,687	145,727	5,729,781

Net realized capital gains (losses) on investments	2,497,833	336,686	35,879	9,779,886
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,096,543	1,053,629	263,062	19,488,766
End of period	2,718,231	961,418	288,079	15,054,395

Net change in unrealized appreciation/depreciation of investments	(378,312)	(92,211)	25,017	(4,434,371)

Net realized and unrealized capital gains (losses) on investments	2,119,521	244,475	60,896	5,345,515

Increase (decrease) in net assets from operations	$2,317,556	$187,278	$48,349	$4,737,148

See accompanying notes.

52

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2006

Except as Noted

	Fidelity - VIP Value Strategies Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$36,268	$1,077,586	$1,045,018	$427,766
Expenses:
Administrative, mortality and expense risk charge	147,299	1,040,520	203,273	213,489

Net investment income (loss)	(111,031)	37,066	841,745	214,277
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,735,157	7,154,199	—	623,002
Proceeds from sales	3,498,093	15,616,985	2,818,653	2,612,089
Cost of investments sold	2,174,940	13,283,524	2,743,551	1,946,721

Net realized capital gains (losses) on investments	3,058,310	9,487,660	75,102	1,288,370
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,632,836	9,630,215	693,695	1,330,596
End of period	1,009,279	12,936,110	834,355	1,812,412

Net change in unrealized appreciation/depreciation of investments	(1,623,557)	3,305,895	140,660	481,816

Net realized and unrealized capital gains (losses) on investments	1,434,753	12,793,555	215,762	1,770,186

Increase (decrease) in net assets from operations	$1,323,722	$12,830,621	$1,057,507	$1,984,463

See accompanying notes.

53

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(306,618)	$(456,208)	$639,906	$280,145
Net realized capital gains (losses) on investments	8,642,511	3,636,443	3,621,251	2,697,231
Net change in unrealized appreciation/depreciation of investments	(1,663,794)	1,664,046	(1,588,503)	(2,067,607)

Increase (decrease) in net assets from operations	6,672,099	4,844,281	2,672,654	909,769
Contract transactions
Net contract purchase payments	1,096,802	1,109,414	2,107,765	1,271,194
Transfer payments from (to) other subaccounts or general account	(811,216)	8,961,613	13,503,447	2,380,596
Contract terminations, withdrawals, and other deductions	(4,316,580)	(723,165)	(4,133,735)	(1,453,241)
Contract maintenance charges	(186,302)	(162,353)	(121,497)	(88,054)

Increase (decrease) in net assets from contract transactions	(4,217,296)	9,185,509	11,355,980	2,110,495

Net increase (decrease) in net assets	2,454,803	14,029,790	14,028,634	3,020,264
Net assets:
Beginning of the period	51,813,418	37,783,628	26,205,651	23,185,387

End of the period	$54,268,221	$51,813,418	$40,234,285	$26,205,651

See accompanying notes.

54

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,124,610	$251,304	$131,833	$(409,318)
Net realized capital gains (losses) on investments	9,919,797	7,336,382	12,847,559	8,965,383
Net change in unrealized appreciation/depreciation of investments	(1,011,228)	(2,074,165)	2,628,213	785,166

Increase (decrease) in net assets from operations	10,033,179	5,513,521	15,607,605	9,341,231
Contract transactions
Net contract purchase payments	6,138,112	6,925,930	21,678,407	12,017,986
Transfer payments from (to) other subaccounts or general account	5,774,466	3,370,586	8,121,835	7,346,949
Contract terminations, withdrawals, and other deductions	(7,682,386)	(4,786,471)	(10,229,283)	(4,553,563)
Contract maintenance charges	(392,374)	(340,091)	(452,998)	(362,854)

Increase (decrease) in net assets from contract transactions	3,837,818	5,169,954	19,117,961	14,448,518

Net increase (decrease) in net assets	13,870,997	10,683,475	34,725,566	23,789,749
Net assets:
Beginning of the period	102,276,116	91,592,641	121,177,273	97,387,524

End of the period	$116,147,113	$102,276,116	$155,902,839	$121,177,273

See accompanying notes.

55

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	International Moderate Growth Subaccount	American Century Large Company Value Subaccount
	2006 (1)	2006	2005
Operations
Net investment income (loss)	$(1,485)	$65,061	$(61,842)
Net realized capital gains (losses) on investments	83	1,622,334	512,552
Net change in unrealized appreciation/depreciation of investments	31,033	(538,254)	(263,851)

Increase (decrease) in net assets from operations	29,631	1,149,141	186,859
Contract transactions
Net contract purchase payments	757,730	37,743	91,338
Transfer payments from (to) other subaccounts or general account	261,811	(66,820)	(87,394)
Contract terminations, withdrawals, and other deductions	(882)	(1,410,417)	(594,771)
Contract maintenance charges	(39)	(23,156)	(22,968)

Increase (decrease) in net assets from contract transactions	1,018,620	(1,462,650)	(613,795)

Net increase (decrease) in net assets	1,048,251	(313,509)	(426,936)
Net assets:
Beginning of the period	—	7,406,721	7,833,657

End of the period	$1,048,251	$7,093,212	$7,406,721

See accompanying notes.

56

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	MFS International Equity Subaccount		Capital Guardian Global Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(4,998)	$(71,479)	$199,685	$(200,412)
Net realized capital gains (losses) on investments	2,256,569	1,323,709	6,837,851	482,494
Net change in unrealized appreciation/depreciation of investments	156,792	(123,200)	(4,561,005)	1,315,025

Increase (decrease) in net assets from operations	2,408,363	1,129,030	2,476,531	1,597,107
Contract transactions
Net contract purchase payments	163,885	142,598	371,045	178,734
Transfer payments from (to) other subaccounts or general account	914,017	1,164,365	526,400	857,921
Contract terminations, withdrawals, and other deductions	(1,386,944)	(477,894)	(2,113,717)	(1,632,857)
Contract maintenance charges	(38,704)	(30,580)	(61,799)	(61,370)

Increase (decrease) in net assets from contract transactions	(347,746)	798,489	(1,278,071)	(657,572)

Net increase (decrease) in net assets	2,060,617	1,927,519	1,198,460	939,535
Net assets:
Beginning of the period	11,252,016	9,324,497	20,233,546	19,294,011

End of the period	$13,312,633	$11,252,016	$21,432,006	$20,233,546

See accompanying notes.

57

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(210,764)	$(223,296)	$6,025	$(230,689)
Net realized capital gains (losses) on investments	2,628,801	1,271,645	5,535,328	2,972,623
Net change in unrealized appreciation/depreciation of investments	(638,271)	(7,433)	(340,445)	(440,847)

Increase (decrease) in net assets from operations	1,779,766	1,040,916	5,200,908	2,301,087
Contract transactions
Net contract purchase payments	386,076	195,641	439,039	344,431
Transfer payments from (to) other subaccounts or general account	(818,285)	(1,844,275)	(4,114,159)	(2,547,983)
Contract terminations, withdrawals, and other deductions	(2,402,115)	(1,504,965)	(4,793,146)	(3,069,632)
Contract maintenance charges	(63,381)	(65,361)	(95,531)	(102,716)

Increase (decrease) in net assets from contract transactions	(2,897,705)	(3,218,960)	(8,563,797)	(5,375,900)

Net increase (decrease) in net assets	(1,117,939)	(2,178,044)	(3,362,889)	(3,074,813)
Net assets:
Beginning of the period	22,773,916	24,951,960	40,006,158	43,080,971

End of the period	$21,655,977	$22,773,916	$36,643,269	$40,006,158

See accompanying notes.

58

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Clarion Global Real Estate Securities Subaccount		Transamerica Small/Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(11,974)	$13,953	$(332,888)	$(647,641)
Net realized capital gains (losses) on investments	1,879,388	1,524,558	8,020,134	3,036,629
Net change in unrealized appreciation/depreciation of investments	1,433,583	(711,988)	891,437	4,433,913

Increase (decrease) in net assets from operations	3,300,997	826,523	8,578,683	6,822,901
Contract transactions
Net contract purchase payments	102,727	75,499	162,838	223,056
Transfer payments from (to) other subaccounts or general account	2,160,793	145,763	(5,398,537)	(6,144,569)
Contract terminations, withdrawals, and other deductions	(891,115)	(343,874)	(7,991,846)	(6,670,150)
Contract maintenance charges	(33,369)	(24,876)	(133,610)	(147,388)

Increase (decrease) in net assets from contract transactions	1,339,036	(147,488)	(13,361,155)	(12,739,051)

Net increase (decrease) in net assets	4,640,033	679,035	(4,782,472)	(5,916,150)
Net assets:
Beginning of the period	7,781,086	7,102,051	58,059,865	63,976,015

End of the period	$12,421,119	$7,781,086	$53,277,393	$58,059,865

See accompanying notes.

59

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Transamerica Science and Technology Subaccount		Transamerica Balanced (A/T) Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(34,265)	$(27,064)	$(9,606)	$(4,629)
Net realized capital gains (losses) on investments	304,101	177,185	137,934	125,727
Net change in unrealized appreciation/depreciation of investments	(291,823)	(163,697)	(6,515)	(24,431)

Increase (decrease) in net assets from operations	(21,987)	(13,576)	121,813	96,667
Contract transactions
Net contract purchase payments	67,951	20,996	124,114	300
Transfer payments from (to) other subaccounts or general account	(204,383)	(271,614)	(84,821)	81,487
Contract terminations, withdrawals, and other deductions	(155,973)	(67,665)	(354,805)	(37,720)
Contract maintenance charges	(7,066)	(9,104)	(5,170)	(4,544)

Increase (decrease) in net assets from contract transactions	(299,471)	(327,387)	(320,682)	39,523

Net increase (decrease) in net assets	(321,458)	(340,963)	(198,869)	136,190
Net assets:
Beginning of the period	2,487,424	2,828,387	1,673,531	1,537,341

End of the period	$2,165,966	$2,487,424	$1,474,662	$1,673,531

See accompanying notes.

60

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Templeton Transamerica Global Subaccount		Jennison Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(5,691)	$(14,272)	$(63,855)	$(52,489)
Net realized capital gains (losses) on investments	84,241	(411,209)	(23,485)	(55,197)
Net change in unrealized appreciation/depreciation of investments	585,032	639,409	78,173	581,931

Increase (decrease) in net assets from operations	663,582	213,928	(9,167)	474,245
Contract transactions
Net contract purchase payments	95,508	54,313	75,864	2,553
Transfer payments from (to) other subaccounts or general account	678,401	292,852	431,559	(220,255)
Contract terminations, withdrawals, and other deductions	(416,472)	(321,958)	(512,902)	(242,457)
Contract maintenance charges	(12,477)	(12,416)	(9,211)	(9,200)

Increase (decrease) in net assets from contract transactions	344,960	12,791	(14,690)	(469,359)

Net increase (decrease) in net assets	1,008,542	226,719	(23,857)	4,886
Net assets:
Beginning of the period	3,597,021	3,370,302	4,291,930	4,287,044

End of the period	$4,605,563	$3,597,021	$4,268,073	$4,291,930

See accompanying notes.

61

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(104,889)	$(77,856)	$(174,752)	$(137,692)
Net realized capital gains (losses) on investments	(614,986)	(1,985,575)	483,506	61,156
Net change in unrealized appreciation/depreciation of investments	3,913,789	2,462,094	153,692	884,200

Increase (decrease) in net assets from operations	3,193,914	398,663	462,446	807,664
Contract transactions
Net contract purchase payments	154,481	137,716	183,465	434,215
Transfer payments from (to) other subaccounts or general account	(2,201,336)	(3,006,813)	2,151,287	3,312,183
Contract terminations, withdrawals, and other deductions	(4,170,527)	(3,984,443)	(1,349,396)	(621,033)
Contract maintenance charges	(74,305)	(88,139)	(41,908)	(32,604)

Increase (decrease) in net assets from contract transactions	(6,291,687)	(6,941,679)	943,448	3,092,761

Net increase (decrease) in net assets	(3,097,773)	(6,543,016)	1,405,894	3,900,425
Net assets:
Beginning of the period	27,411,830	33,954,846	12,201,646	8,301,221

End of the period	$24,314,057	$27,411,830	$13,607,540	$12,201,646

See accompanying notes.

62

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	MFS High Yield Subaccount		BlackRock Large Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,217,424	$1,008,848	$(142,735)	$(98,544)
Net realized capital gains (losses) on investments	406,760	923,615	2,749,802	1,289,676
Net change in unrealized appreciation/depreciation of investments	(345,148)	(1,906,267)	(507,047)	483,276

Increase (decrease) in net assets from operations	1,279,036	26,196	2,100,020	1,674,408
Contract transactions
Net contract purchase payments	75,989	145,340	264,321	198,078
Transfer payments from (to) other subaccounts or general account	(456,205)	(2,022,061)	2,556,828	3,601,596
Contract terminations, withdrawals, and other deductions	(1,764,330)	(1,308,879)	(2,713,740)	(1,678,673)
Contract maintenance charges	(44,757)	(48,814)	(47,418)	(46,950)

Increase (decrease) in net assets from contract transactions	(2,189,303)	(3,234,414)	59,991	2,074,051

Net increase (decrease) in net assets	(910,267)	(3,208,218)	2,160,011	3,748,459
Net assets:
Beginning of the period	14,946,752	18,154,970	13,868,510	10,120,051

End of the period	$14,036,485	$14,946,752	$16,028,521	$13,868,510

See accompanying notes.

63

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	PIMCO Total Return Subaccount		Legg Mason Partners All Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$664,051	$97,043	$(115,362)	$(219,480)
Net realized capital gains (losses) on investments	294,421	1,106,430	3,846,838	561,902
Net change in unrealized appreciation/depreciation of investments	(44,170)	(940,251)	(146,250)	213,115

Increase (decrease) in net assets from operations	914,302	263,222	3,585,226	555,537
Contract transactions
Net contract purchase payments	426,789	581,223	136,392	343,134
Transfer payments from (to) other subaccounts or general account	1,917,763	2,814,335	(1,259,548)	(2,211,284)
Contract terminations, withdrawals, and other deductions	(4,096,437)	(2,327,761)	(2,212,130)	(1,706,682)
Contract maintenance charges	(123,219)	(118,331)	(72,049)	(83,669)

Increase (decrease) in net assets from contract transactions	(1,875,104)	949,466	(3,407,335)	(3,658,501)

Net increase (decrease) in net assets	(960,802)	1,212,688	177,891	(3,102,964)
Net assets:
Beginning of the period	34,898,178	33,685,490	23,323,749	26,426,713

End of the period	$33,937,376	$34,898,178	$23,501,640	$23,323,749

See accompanying notes.

64

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$4,461	$27,415	$(446,454)	$(274,750)
Net realized capital gains (losses) on investments	265,917	520,230	2,877,194	1,373,387
Net change in unrealized appreciation/depreciation of investments	180,053	(449,852)	(102,593)	2,298,922

Increase (decrease) in net assets from operations	450,431	97,793	2,328,147	3,397,559
Contract transactions
Net contract purchase payments	201,592	50,925	213,272	380,850
Transfer payments from (to) other subaccounts or general account	628,578	425,924	30,407,354	101,331
Contract terminations, withdrawals, and other deductions	(503,552)	(163,491)	(3,040,091)	(2,985,413)
Contract maintenance charges	(16,196)	(12,674)	(95,240)	(84,459)

Increase (decrease) in net assets from contract transactions	310,422	300,684	27,485,295	(2,587,691)

Net increase (decrease) in net assets	760,853	398,477	29,813,442	809,868
Net assets:
Beginning of the period	4,419,733	4,021,256	25,347,803	24,537,935

End of the period	$5,180,586	$4,419,733	$55,161,245	$25,347,803

See accompanying notes.

65

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica U.S. Government Securities Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(141,007)	$(172,194)	$597,166	$761,689
Net realized capital gains (losses) on investments	741,450	1,923,184	(11,013)	536,768
Net change in unrealized appreciation/depreciation of investments	(241,206)	(243,878)	(135,812)	(1,065,304)

Increase (decrease) in net assets from operations	359,237	1,507,112	450,341	233,153
Contract transactions
Net contract purchase payments	29,216	145,081	30,212	167,666
Transfer payments from (to) other subaccounts or general account	(647,709)	(1,282,619)	(555,358)	(981,459)
Contract terminations, withdrawals, and other deductions	(960,768)	(1,096,539)	(2,824,822)	(2,805,189)
Contract maintenance charges	(34,548)	(39,824)	(81,043)	(86,966)

Increase (decrease) in net assets from contract transactions	(1,613,809)	(2,273,901)	(3,431,011)	(3,705,948)

Net increase (decrease) in net assets	(1,254,572)	(766,789)	(2,980,670)	(3,472,795)
Net assets:
Beginning of the period	11,559,987	12,326,776	29,097,438	32,570,233

End of the period	$10,305,415	$11,559,987	$26,116,768	$29,097,438

See accompanying notes.

66

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Transamerica U.S. Government Securities-PAM Fund Subaccount		T. Rowe Price Equity Income Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$6,764	$(153)	$212,732	$177,904
Net realized capital gains (losses) on investments	(1,807)	715	7,743,016	6,245,932
Net change in unrealized appreciation/depreciation of investments	—	—	1,270,707	(4,856,305)

Increase (decrease) in net assets from operations	4,957	562	9,226,455	1,567,531
Contract transactions
Net contract purchase payments	—	—	197,991	373,755
Transfer payments from (to) other subaccounts or general account	(3,196)	(562)	(4,965,953)	(2,072,371)
Contract terminations, withdrawals, and other deductions	(1,761)	—	(8,214,701)	(6,014,803)
Contract maintenance charges	—	—	(161,249)	(171,179)

Increase (decrease) in net assets from contract transactions	(4,957)	(562)	(13,143,912)	(7,884,598)

Net increase (decrease) in net assets	—	—	(3,917,457)	(6,317,067)
Net assets:
Beginning of the period	—	—	60,324,522	66,641,589

End of the period	$—	$—	$56,407,065	$60,324,522

See accompanying notes.

67

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	T. Rowe Price Growth Stock Subaccount		T. Rowe Price Small Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(595,373)	$(522,851)	$(286,533)	$(296,502)
Net realized capital gains (losses) on investments	721,927	(2,235,969)	2,391,170	4,162,458
Net change in unrealized appreciation/depreciation of investments	4,980,105	4,917,021	(1,741,126)	(2,191,393)

Increase (decrease) in net assets from operations	5,106,659	2,158,201	363,511	1,674,563
Contract transactions
Net contract purchase payments	441,032	359,846	152,402	298,844
Transfer payments from (to) other subaccounts or general account	(5,920,866)	(2,428,605)	(1,186,455)	(1,125,060)
Contract terminations, withdrawals, and other deductions	(6,173,802)	(4,117,596)	(2,535,678)	(1,242,932)
Contract maintenance charges	(139,523)	(152,830)	(63,579)	(66,004)

Increase (decrease) in net assets from contract transactions	(11,793,159)	(6,339,185)	(3,633,310)	(2,135,152)

Net increase (decrease) in net assets	(6,686,500)	(4,180,984)	(3,269,799)	(460,589)
Net assets:
Beginning of the period	51,243,260	55,424,244	20,125,879	20,586,468

End of the period	$44,556,760	$51,243,260	$16,856,080	$20,125,879

See accompanying notes.

68

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Van Kampen Active International Allocation Subaccount		Van Kampen Large Cap Core Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(333,921)	$451,490	$(121,899)	$(36,621)
Net realized capital gains (losses) on investments	514,506	(1,324,628)	1,878,794	(983,753)
Net change in unrealized appreciation/depreciation of investments	5,515,073	3,607,734	189,362	2,683,942

Increase (decrease) in net assets from operations	5,695,658	2,734,596	1,946,257	1,663,568
Contract transactions
Net contract purchase payments	369,961	256,744	21,662	21,415
Transfer payments from (to) other subaccounts or general account	2,618,998	3,375,695	(978,099)	(1,845,325)
Contract terminations, withdrawals, and other deductions	(3,583,228)	(1,758,845)	(2,721,449)	(5,139,235)
Contract maintenance charges	(84,184)	(64,121)	(56,120)	(64,740)

Increase (decrease) in net assets from contract transactions	(678,453)	1,809,473	(3,734,006)	(7,027,885)

Net increase (decrease) in net assets	5,017,205	4,544,069	(1,787,749)	(5,364,317)
Net assets:
Beginning of the period	26,017,709	21,473,640	25,211,836	30,576,153

End of the period	$31,034,914	$26,017,709	$23,424,087	$25,211,836

See accompanying notes.

69

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	Transamerica Money Market Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$611,288	$209,536	$(112,604)	$(117,522)
Net realized capital gains (losses) on investments	—	(44)	718,608	22,141
Net change in unrealized appreciation/depreciation of investments	—	—	(12,849)	565,422

Increase (decrease) in net assets from operations	611,288	209,492	593,155	470,041
Contract transactions
Net contract purchase payments	1,527,610	484,864	63,989	107,287
Transfer payments from (to) other subaccounts or general account	14,116,907	1,949,817	(968,457)	(1,008,136)
Contract terminations, withdrawals, and other deductions	(9,891,136)	(3,560,877)	(1,170,897)	(426,415)
Contract maintenance charges	(56,803)	(47,764)	(26,193)	(28,584)

Increase (decrease) in net assets from contract transactions	5,696,578	(1,173,960)	(2,101,558)	(1,355,848)

Net increase (decrease) in net assets	6,307,866	(964,468)	(1,508,403)	(885,807)
Net assets:
Beginning of the period	14,349,654	15,314,122	8,311,568	9,197,375

End of the period	$20,657,520	$14,349,654	$6,803,165	$8,311,568

See accompanying notes.

70

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(63,828)	$(76,675)	$(14,573)	$(12,992)
Net realized capital gains (losses) on investments	659,464	412,614	77,527	17,053
Net change in unrealized appreciation/depreciation of investments	(131,947)	(179,404)	(21,926)	54,284

Increase (decrease) in net assets from operations	463,689	156,535	41,028	58,345
Contract transactions
Net contract purchase payments	29,805	10,300	—	13,985
Transfer payments from (to) other subaccounts or general account	(482,693)	(668,226)	72,815	(6,436)
Contract terminations, withdrawals, and other deductions	(353,502)	(272,904)	(104,228)	(17,241)
Contract maintenance charges	(14,993)	(15,898)	(2,823)	(2,941)

Increase (decrease) in net assets from contract transactions	(821,383)	(946,728)	(34,236)	(12,633)

Net increase (decrease) in net assets	(357,694)	(790,193)	6,792	45,712
Net assets:
Beginning of the period	4,564,915	5,355,108	899,805	854,093

End of the period	$4,207,221	$4,564,915	$906,597	$899,805

See accompanying notes.

71

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(59,227)	$(37,049)	$(131,772)	$(138,564)
Net realized capital gains (losses) on investments	1,611,424	324,962	350,712	48,944
Net change in unrealized appreciation/depreciation of investments	1,050,295	292,653	(468,017)	1,218,400

Increase (decrease) in net assets from operations	2,602,492	580,566	(249,077)	1,128,780
Contract transactions
Net contract purchase payments	29,479	180,513	89,700	93,703
Transfer payments from (to) other subaccounts or general account	(1,926,799)	(1,204,878)	(294,019)	(1,231,078)
Contract terminations, withdrawals, and other deductions	(1,836,150)	(1,028,228)	(862,467)	(641,641)
Contract maintenance charges	(55,071)	(57,665)	(27,180)	(30,298)

Increase (decrease) in net assets from contract transactions	(3,788,541)	(2,110,258)	(1,093,966)	(1,809,314)

Net increase (decrease) in net assets	(1,186,049)	(1,529,692)	(1,343,043)	(680,534)
Net assets:
Beginning of the period	19,128,500	20,658,192	9,640,812	10,321,346

End of the period	$17,942,451	$19,128,500	$8,297,769	$9,640,812

See accompanying notes.

72

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as noted

	Janus Aspen - Mid Cap Growth Subaccount		Janus Aspen - Mid Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(45,768)	$(56,774)	$(8,293)	$(15,377)
Net realized capital gains (losses) on investments	692,842	146,770	214,149	270,652
Net change in unrealized appreciation/depreciation of investments	(330,613)	289,763	1,020	(111,653)

Increase (decrease) in net assets from operations	316,461	379,759	206,876	143,622
Contract transactions
Net contract purchase payments	200	15,047	—	430
Transfer payments from (to) other subaccounts or general account	(1,083,031)	(41,887)	(131,144)	(93,884)
Contract terminations, withdrawals, and other deductions	(454,474)	(397,716)	(210,622)	(135,685)
Contract maintenance charges	(9,345)	(13,038)	(4,579)	(4,790)

Increase (decrease) in net assets from contract transactions	(1,546,650)	(437,594)	(346,345)	(233,929)

Net increase (decrease) in net assets	(1,230,189)	(57,835)	(139,469)	(90,307)
Net assets:
Beginning of the period	3,706,400	3,764,235	1,764,074	1,854,381

End of the period	$2,476,211	$3,706,400	$1,624,605	$1,764,074

See accompanying notes.

73

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as noted

	Janus Aspen - Worldwide Growth Subaccount		MFS New Discovery Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$8,297	$(26,304)	$(39,284)	$(37,433)
Net realized capital gains (losses) on investments	280,812	(78,959)	538,069	132,835
Net change in unrealized appreciation/depreciation of investments	939,489	433,405	(275,658)	(13,641)

Increase (decrease) in net assets from operations	1,228,598	328,142	223,127	81,761
Contract transactions
Net contract purchase payments	75,489	214,992	43,384	27,203
Transfer payments from (to) other subaccounts or general account	(777,751)	(1,130,791)	(139,507)	(26,729)
Contract terminations, withdrawals, and other deductions	(759,449)	(275,197)	(214,775)	(52,048)
Contract maintenance charges	(25,300)	(27,800)	(8,574)	(7,474)

Increase (decrease) in net assets from contract transactions	(1,487,011)	(1,218,796)	(319,472)	(59,048)

Net increase (decrease) in net assets	(258,413)	(890,654)	(96,345)	22,713
Net assets:
Beginning of the period	8,707,616	9,598,270	2,523,537	2,500,824

End of the period	$8,449,203	$8,707,616	$2,427,192	$2,523,537

See accompanying notes.

74

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as noted

	MFS Total Return Subaccount		Fidelity - VIP Contrafund® Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$42,452	$19,809	$(146,225)	$(341,186)
Net realized capital gains (losses) on investments	439,018	472,166	5,161,758	916,983
Net change in unrealized appreciation/depreciation of investments	123,246	(422,135)	(2,371,030)	2,949,933

Increase (decrease) in net assets from operations	604,716	69,840	2,644,503	3,525,730
Contract transactions
Net contract purchase payments	334,134	200,460	291,386	264,780
Transfer payments from (to) other subaccounts or general account	65,887	552,672	440,293	4,038,977
Contract terminations, withdrawals, and other deductions	(816,026)	(439,410)	(2,944,958)	(1,994,996)
Contract maintenance charges	(17,088)	(17,935)	(82,903)	(75,232)

Increase (decrease) in net assets from contract transactions	(433,093)	295,787	(2,296,182)	2,233,529

Net increase (decrease) in net assets	171,623	365,627	348,321	5,759,259
Net assets:
Beginning of the period	6,430,418	6,064,791	28,633,341	22,874,082

End of the period	$6,602,041	$6,430,418	$28,981,662	$28,633,341

See accompanying notes.

75

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as noted

	Fidelity - VIP Equity-Income Subaccount		Fidelity - VIP Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$198,035	$(4,414)	$(57,197)	$(58,206)
Net realized capital gains (losses) on investments	2,497,833	732,872	336,686	184,219
Net change in unrealized appreciation/depreciation of investments	(378,312)	(210,985)	(92,211)	39,527

Increase (decrease) in net assets from operations	2,317,556	517,473	187,278	165,540
Contract transactions
Net contract purchase payments	14,589	137,126	3,508	40,524
Transfer payments from (to) other subaccounts or general account	(30,627)	(600,402)	(513,081)	(386,449)
Contract terminations, withdrawals, and other deductions	(2,008,507)	(1,254,887)	(404,333)	(234,104)
Contract maintenance charges	(40,229)	(41,783)	(13,349)	(17,758)

Increase (decrease) in net assets from contract transactions	(2,064,774)	(1,759,946)	(927,255)	(597,787)

Net increase (decrease) in net assets	252,782	(1,242,473)	(739,977)	(432,247)
Net assets:
Beginning of the period	14,057,132	15,299,605	4,602,567	5,034,814

End of the period	$14,309,914	$14,057,132	$3,862,590	$4,602,567

See accompanying notes.

76

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as noted

	Fidelity - VIP Growth Opportunities Subaccount		Fidelity - VIP Mid Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(12,547)	$(10,705)	$(608,367)	$(664,154)
Net realized capital gains (losses) on investments	35,879	2,670	9,779,886	3,872,631
Net change in unrealized appreciation/depreciation of investments	25,017	92,649	(4,434,371)	3,527,343

Increase (decrease) in net assets from operations	48,349	84,614	4,737,148	6,735,820
Contract transactions
Net contract purchase payments	900	4,605	382,660	491,640
Transfer payments from (to) other subaccounts or general account	(22,490)	(126,699)	(3,821,097)	94,085
Contract terminations, withdrawals, and other deductions	(53,620)	(24,658)	(4,190,555)	(4,318,366)
Contract maintenance charges	(3,664)	(3,741)	(138,939)	(144,973)

Increase (decrease) in net assets from contract transactions	(78,874)	(150,493)	(7,767,931)	(3,877,614)

Net increase (decrease) in net assets	(30,525)	(65,879)	(3,030,783)	2,858,206
Net assets:
Beginning of the period	1,321,246	1,387,125	46,648,508	43,790,302

End of the period	$1,290,721	$1,321,246	$43,617,725	$46,648,508

See accompanying notes.

77

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as noted

	Fidelity - VIP Value Strategies Subaccount		BlackRock Basic Value V.I. Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(111,031)	$(168,788)	$37,066	$(137,645)
Net realized capital gains (losses) on investments	3,058,310	1,456,136	9,487,660	6,609,278
Net change in unrealized appreciation/depreciation of investments	(1,623,557)	(1,196,793)	3,305,895	(5,644,986)

Increase (decrease) in net assets from operations	1,323,722	90,555	12,830,621	826,647
Contract transactions
Net contract purchase payments	88,949	94,915	349,198	474,672
Transfer payments from (to) other subaccounts or general account	(1,130,000)	184,649	(6,422,411)	(4,196,963)
Contract terminations, withdrawals, and other deductions	(1,569,010)	(1,301,878)	(8,037,619)	(6,011,799)
Contract maintenance charges	(35,860)	(43,143)	(197,457)	(209,449)

Increase (decrease) in net assets from contract transactions	(2,645,921)	(1,065,457)	(14,308,289)	(9,943,539)

Net increase (decrease) in net assets	(1,322,199)	(974,902)	(1,477,668)	(9,116,892)
Net assets:
Beginning of the period	10,836,475	11,811,377	71,753,858	80,870,750

End of the period	$9,514,276	$10,836,475	$70,276,190	$71,753,858

See accompanying notes.

78

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005

Except as Noted

	BlackRock Income V.I. Subaccount		BlackRock Global Allocation V.I. Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$841,745	$1,154,471	$214,277	$134,167
Net realized capital gains (losses) on investments	75,102	(20,633)	1,288,370	219,064
Net change in unrealized appreciation/ depreciation of investments	140,660	(1,140,748)	481,816	603,021

Increase (decrease) in net assets from operations	1,057,507	(6,910)	1,984,463	956,252
Contract transactions
Net contract purchase payments	123,267	91,543	467,890	325,679
Transfer payments from (to) other subaccounts or general account	(108,674)	(921,786)	3,073,946	4,597,622
Contract terminations, withdrawals, and other deductions	(2,052,705)	(2,012,173)	(1,636,912)	(712,665)
Contract maintenance charges	(33,972)	(35,772)	(39,447)	(27,915)

Increase (decrease) in net assets from contract transactions	(2,072,084)	(2,878,188)	1,865,477	4,182,721

Net increase (decrease) in net assets	(1,014,577)	(2,885,098)	3,849,940	5,138,973
Net assets:
Beginning of the period	14,569,494	17,454,592	12,746,876	7,607,903

End of the period	$13,554,917	$14,569,494	$16,596,816	$12,746,876

See accompanying notes.

79

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Fund. The Mutual Fund contains multiple Funds (collectively referred to as the “Funds”). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Activity in these specified investment subaccounts is available to contract owners of the Transamerica Landmark ML Variable Annuity. All portfolios of the Mutual Fund Account, except for those of the Merrill Lynch Variable Series Fund, Inc., are also available to the contract owners of the Transamerica Landmark Variable Annuity and the Transamerica Freedom Variable Annuity, also issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Transamerica Landmark ML Variable Annuity only. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Transamerica U.S. Government Securities-PAM Fund-Service Class subaccount (“PAM”) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Trust

Asset Allocation-Growth Portfolio-Service Class

Asset Allocation-Conservative Portfolio-Service Class

Asset Allocation-Moderate Portfolio-Service Class

Asset Allocation-Moderate Growth Portfolio-Service Class

International Moderate Growth-Service Class

American Century Large Company Value-Service Class

MFS International Equity

Capital Guardian Global-Service Class

Capital Guardian U.S. Equity-Service Class

Capital Guardian Value-Service Class

Clarion Global Real Estate Securities-Service Class

Transamerica Small/Mid Cap Value-Service Class

Transamerica Science and Technology-Service Class

Transamerica Balanced (A/T)-Service Class

Templeton Transamerica -Global-Service Class

Jennison Growth-Service Class

J.P. Morgan Enhanced Index-Service Class

Marsico Growth-Service Class

MFS High Yield-Service Class

BlackRock Large Cap Value-Service Class

PIMCO Total Return-Service Class

80

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Legg Mason Partners All Cap-Service Class

Transamerica Convertible Securities-Service Class

Transamerica Equity-Service Class

Transamerica Growth Opportunities-Service Class

Transamerica U.S. Government Securities-Service Class

Transamerica U.S. Government Securities-PAM Fund

T. Rowe Price Equity Income-Service Class

T. Rowe Price Growth Stock-Service Class

T. Rowe Price Small Cap-Service Class

Van Kampen Active International Allocation-Service Class

Van Kampen Large Cap Core-Service Class

Transamerica Money Market-Service Class

Van Kampen Mid-Cap Growth-Service Class

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund-Series II

AIM V.I. Capital Appreciation Fund-Series II

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio-Service Shares

Janus Aspen-Mid Cap Value Portfolio-Service Shares

Janus Aspen-Worldwide Growth-Service Shares

MFS® Variable Insurance TrustSM-Service Class:

MFS New Discovery Series-Service Class

MFS Total Return Series-Service Class

Variable Insurance Products Fund (VIP) - Service Class 2:

Fidelity-VIP Contrafund® Portfolio-Service Class 2

Fidelity-VIP Equity-Income Portfolio-Service Class 2

Fidelity-VIP Growth Portfolio-Service Class 2

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio-Service Class 2

Fidelity-VIP Value Strategies Portfolio-Service Class 2

FAM Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Income V.I. Fund

BlackRock Global Allocation V.I. Fund

81

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount	Inception Date
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation-Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
Transamerica Balanced	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity - VIP Value Strategies	May 1, 2002
Transamerica Money Market	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
Transamerica U.S. Government Securities-PAM Fund	November 3, 2003
BlackRock Global Allocation V.I.	November 21, 2003
International Moderate Growth	May 1, 2006

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
BlackRock Income V.I. Fund	Mercury High Current Income V.I. Fund
BlackRock Basic Value V.I. Fund	Mercury Basic Value V.I. Fund
BlackRock Global Allocation V.I. Fund	Mercury Global Allocation V.I. Fund
Transamerica Science and Technology	Great Companies Technology
BlackRock Large Cap Value	Mercury Large Cap Value
Legg Mason Partners All Cap	Salomon All Cap
Templeton Transamerica Global	Templeton Great Companies - Global
MFS International Equity	American Century International

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly
Transamerica Equity	Great Companies - America
Transamerica Equity	Janus Growth

82

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

1.	Organization and Summary of Significant Accounting Policies (continued)

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002
T. Rowe Price Equity Income	May 1, 2002
Janus Aspen - Strategic Value	May 1, 2002
Fidelity - VIP Growth Opportunities	May 1, 2002
Transamerica Small/Mid Cap Value	July 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan and higher expenses than the Initial Class.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Investments

Net purchase payments received by the Mutual Fund Account for the Transamerica Landmark ML Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2006.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

83

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation-Growth Portfolio
Initial	$13,292,565	$15,318,616
Service	1,362,086	166,685
Asset Allocation-Conservative Portfolio
Initial	20,641,767	10,733,493
Service	4,411,458	649,462
Asset Allocation-Moderate Portfolio
Initial	20,336,109	17,644,860
Service	8,557,458	1,468,387
Asset Allocation-Moderate Growth Portfolio
Initial	22,316,795	19,218,916
Service	24,372,270	2,484,359
International Moderate Growth Fund
Initial	—	—
Service	1,019,214	2,078
American Century Large Company Value
Initial	2,088,709	2,630,304
Service	50,535	145,970
MFS International Equity
Initial	4,207,706	3,989,495
Service	273,323	123,945
Capital Guardian Global
Initial	8,362,093	3,051,567
Service	278,174	7,178
Capital Guardian U.S. Equity
Initial	2,866,787	4,061,122
Service	169,090	116,359
Capital Guardian Value
Initial	5,530,918	10,545,495
Service	190,718	154,296
Clarion Global Real Estate Securities
Initial	4,222,417	1,882,838
Service	136,854	87,150
Transamerica Small/Mid Cap Value
Initial	5,376,724	14,478,100
Transamerica Science and Technology
Initial	344,702	583,845
Service	74,273	195
Transamerica Balanced
Initial	92,525	436,726
Service	126,528	71,102

84

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments (continued)

	Purchases	Sales
Templeton Great Companies-Global
Initial	$980,552	$751,292
Service	118,217	8,220
Jennison Growth
Initial	1,288,085	994,665
Service	28,882	287
J.P. Morgan Enhanced Index
Initial	676,753	6,996,562
Service	71,242	148,009
Marsico Growth
Initial	3,138,093	2,360,013
Service	157,325	166,700
MFS High Yield
Initial	2,292,461	3,101,557
Service	7,086	2,075
BlackRock Large Cap Value
Initial	5,301,930	5,057,583
Service	411,562	84,077
PIMCO Total Return
Initial	4,804,472	6,064,767
Service	94,310	45,070
Legg Mason Partners All Cap
Initial	4,346,148	4,703,406
Service	188,267	164,687
Transamerica Convertible Securities
Initial	1,388,568	1,109,548
Service	133,779	22,879
Transamerica Equity
Initial	33,530,647	6,636,528
Service	220,820	76,114
Transamerica Growth Opportunities
Initial	1,277,338	2,747,828
Service	63,690	63,646
Transamerica U.S. Government Securities
Initial	2,061,839	4,897,336
Service	47,225	9,578
Transamerica U.S. Government Securities-PAM Fund
Service	225,908	223,817
T. Rowe Price Equity Income
Initial	8,146,782	14,879,700
Service	111,020	11,287
T. Rowe Price Growth Stock
Initial	2,450,741	13,025,385
Service	78,733	28,443

85

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

2.	Investments (continued)

	Purchases	Sales
T. Rowe Price Small Cap
Initial	$2,612,001	$4,781,678
Service	168,331	239,944
Van Kampen Active International Allocation
Initial	4,587,210	5,705,863
Service	251,114	144,848
Van Kampen Large Cap Core
Initial	2,120,966	4,655,190
Service	7,670	13
Transamerica Money Market
Initial	25,438,435	19,773,577
Service	2,139,258	1,496,255
Van Kampen Mid-Cap Growth
Initial	378,473	2,600,722
Service	24,037	15,944
AIM Variable Insurance Funds-Series II:
AIM V.I. Basic Value Fund-Series II	567,835	1,271,153
AIM V.I. Capital Appreciation Fund-Series II	185,320	234,129
AllianceBernstein Variable Products Series Fund, Inc.-Class B:
AllianceBernstein Growth & Income Portfolio-Class B	1,989,128	4,877,081
AllianceBernstein Large Cap Growth Portfolio-Class B	733,430	1,959,174
Janus Aspen Series-Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	190,918	1,783,333
Janus Aspen-Mid Cap Value Portfolio-Service Shares	104,613	382,012
Janus Aspen-Worldwide Growth-Service Shares	554,687	2,033,387
MFS® Variable Insurance TrustSM-Service Class:
MFS New Discovery Series-Service Class	1,357,617	1,668,406
MFS Total Return Series-Service Class	1,190,196	1,377,595
Variable Insurance Products Fund (VIP)-Service Class 2:
Fidelity-VIP Contrafund® Portfolio-Service Class 2	6,660,138	6,749,232
Fidelity-VIP Equity-Income Portfolio-Service Class 2	3,898,591	4,090,250
Fidelity-VIP Growth Portfolio-Service Class 2	125,923	1,110,373
Fidelity-VIP Growth Opportunities Portfolio	90,180	181,606
Fidelity-VIP Mid Cap Portfolio-Service Class 2	7,133,365	9,757,352
Fidelity-VIP Value Strategies Portfolio-Service Class 2	2,476,299	3,498,093
FAM Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund	8,499,941	15,616,985
BlackRock Income V.I. Fund	1,582,907	2,818,653
BlackRock Global Allocation V.I. Fund	5,314,837	2,612,089

86

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	International Moderate Growth Subaccount (1)
Units outstanding at January 1, 2005	32,102,051	19,741,329	78,061,030	82,385,018	—
Units purchased	903,260	1,026,645	5,669,301	9,162,719	—
Units redeemed and transferred	6,837,240	696,489	(1,774,469)	2,105,391	—

Units outstanding at December 31, 2005	39,842,551	21,464,463	81,955,862	93,653,128	—
Units purchased	731,738	1,600,801	4,464,294	14,338,222	—
Units redeemed and transferred	(4,115,689)	7,311,118	(2,233,965)	(2,259,822)	1,016,440

Units outstanding at December 31, 2006	36,458,600	30,376,382	84,186,191	105,731,528	1,016,440

87

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Century Large Company Value Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Units outstanding at January 1, 2005	7,282,936	10,284,666	15,559,848	25,672,206	24,210,745
Units purchased	85,474	117,940	143,335	381,305	232,411
Units redeemed and transferred	(689,661)	736,486	(538,073)	(3,736,318)	(3,090,956)

Units outstanding at December 31, 2005	6,678,749	11,139,092	15,165,110	22,317,193	21,352,200
Units purchased	29,552	132,531	265,088	315,750	293,684
Units redeemed and transferred	(1,277,804)	(399,382)	(1,162,745)	(3,026,616)	(4,654,546)

Units outstanding at December 31, 2006	5,430,497	10,872,241	14,267,453	19,606,327	16,991,338

88

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica Science and Technology Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Transamerica Global Subaccount
Units outstanding at January 1, 2005	4,367,690	29,188,883	3,635,841	1,334,815	5,399,105
Units purchased	48,354	163,173	30,043	249	55,266
Units redeemed and transferred	(135,403)	(5,056,720)	(499,692)	32,542	(154,011)

Units outstanding at December 31, 2005	4,280,641	24,295,336	3,166,192	1,367,606	5,300,360
Units purchased	47,816	83,350	67,344	94,296	81,357
Units redeemed and transferred	543,351	(4,588,461)	(514,811)	(347,579)	341,604

Units outstanding at December 31, 2006	4,871,808	19,790,225	2,718,725	1,114,323	5,723,321

89

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount	BlackRock Large Cap Value Subaccount
Units outstanding at January 1, 2005	5,243,238	25,735,074	9,863,222	14,932,979	7,978,977
Units purchased	18,964	122,999	340,044	122,610	129,388
Units redeemed and transferred	(588,746)	(5,312,082)	2,897,709	(2,798,771)	1,432,949

Units outstanding at December 31, 2005	4,673,456	20,545,991	13,100,975	12,256,818	9,541,314
Units purchased	61,653	127,239	146,449	60,413	149,185
Units redeemed and transferred	(128,917)	(4,456,518)	961,672	(1,805,053)	(112,586)

Units outstanding at December 31, 2006	4,606,192	16,216,712	14,209,096	10,512,178	9,577,913

90

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Units outstanding at January 1, 2005	30,151,170	24,914,951	3,212,451	28,903,093	9,059,737
Units purchased	530,824	291,587	41,409	457,153	120,168
Units redeemed and transferred	321,028	(3,771,872)	196,076	(3,386,331)	(1,727,077)

Units outstanding at December 31, 2005	31,003,022	21,434,666	3,449,936	25,973,915	7,452,828
Units purchased	383,632	104,341	148,636	184,118	18,462
Units redeemed and transferred	(2,074,263)	(3,090,008)	93,613	28,893,145	(1,119,995)

Units outstanding at December 31, 2006	29,312,391	18,448,999	3,692,185	55,051,178	6,351,295

91

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Units outstanding at January 1, 2005	25,633,118	—	35,700,587	31,725,837	22,395,143
Units purchased	154,025	—	228,115	211,910	259,373
Units redeemed and transferred	(2,963,076)	—	(4,147,643)	(3,324,840)	(2,670,396)

Units outstanding at December 31, 2005	22,824,067	—	31,781,059	28,612,907	19,984,120
Units purchased	26,189	—	153,247	247,970	136,150
Units redeemed and transferred	(2,767,911)	—	(6,045,924)	(7,385,511)	(3,602,542)

Units outstanding at December 31, 2006	20,082,345	—	25,888,382	21,475,366	16,517,728

92

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Units outstanding at January 1, 2005	16,118,481	16,117,699	12,659,374	12,625,218	4,909,218
Units purchased	189,335	13,377	448,135	138,971	9,441
Units redeemed and transferred	1,287,986	(3,208,190)	(1,323,808)	(2,044,582)	(894,447)

Units outstanding at December 31, 2005	17,595,802	12,922,886	11,783,701	10,719,607	4,024,212
Units purchased	212,674	31,897	1,492,900	72,096	26,347
Units redeemed and transferred	(551,084)	(1,272,254)	3,308,544	(2,624,555)	(726,675)

Units outstanding at December 31, 2006	17,257,392	11,682,529	16,585,145	8,167,148	3,323,884

93

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Units outstanding at January 1, 2005	809,009	20,241,174	13,300,516	6,185,361	1,686,659
Units purchased	12,370	170,768	116,831	17,409	388
Units redeemed and transferred	(24,281)	(2,243,287)	(2,374,615)	(608,331)	(207,569)

Units outstanding at December 31, 2005	797,098	18,168,655	11,042,732	5,594,439	1,479,478
Units purchased	—	26,340	101,826	353	—
Units redeemed and transferred	(29,384)	(3,382,407)	(1,403,690)	(2,184,265)	(277,752)

Units outstanding at December 31, 2006	767,714	14,812,588	9,740,868	3,410,527	1,201,726

94

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Units outstanding at January 1, 2005	13,585,813	2,440,774	5,296,048	21,115,689	13,538,173
Units purchased	294,692	26,509	174,056	242,169	126,045
Units redeemed and transferred	(2,038,098)	(83,670)	85,894	1,614,387	(1,697,423)

Units outstanding at December 31, 2005	11,842,407	2,383,613	5,555,998	22,972,245	11,966,795
Units purchased	99,007	41,856	273,118	209,231	11,529
Units redeemed and transferred	(1,937,646)	(368,686)	(649,930)	(2,187,499)	(1,676,890)

Units outstanding at December 31, 2006	10,003,768	2,056,783	5,179,186	20,993,977	10,301,434

95

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	BlackRock Basic Value V.I. Subaccount
Units outstanding at January 1, 2005	6,189,951	1,672,500	28,375,707	9,084,930	56,008,244
Units purchased	49,974	5,599	323,260	76,433	384,477
Units redeemed and transferred	(807,848)	(208,895)	(2,697,190)	(899,963)	(7,199,765)

Units outstanding at December 31, 2005	5,432,077	1,469,204	26,001,777	8,261,400	49,192,956
Units purchased	3,720	2,251	200,775	64,010	202,889
Units redeemed and transferred	(1,038,179)	(106,164)	(4,289,398)	(1,989,602)	(9,585,104)

Units outstanding at December 31, 2006	4,397,618	1,365,291	21,913,154	6,335,808	39,810,741

96

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

3.	Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	BlackRock Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Units outstanding at January 1, 2005	13,293,045	7,227,265
Units purchased	75,133	266,977
Units redeemed and transferred	(2,300,091)	3,130,709

Units outstanding at December 31, 2005	11,068,087	10,624,951
Units purchased	90,228	284,828
Units redeemed and transferred	(1,627,557)	1,244,700

Units outstanding at December 31, 2006	9,530,758	12,154,479

97

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2006		36,458,600	$1.49	to	$1.70	$54,268,221	0.92%	1.25% to 2.30%	14.19%	to	12.69%
	12/31/2005		39,842,551	1.30	to	1.51	51,813,418	0.46	1.25 to 2.30	10.86	to	9.41
	12/31/2004		32,102,051	1.17	to	1.38	37,783,628	0.09	1.25 to 2.30	12.77	to	11.34
	12/31/2003		20,889,841	1.04	to	1.24	21,678,345	0.16	1.25 to 2.30	29.18	to	24.08
	12/31/2002	(1)	8,612,238	0.81	to	0.80	6,929,921	0.00	1.25 to 2.05	(19.38)	to	(19.80)
Asset Allocation - Conservative
	12/31/2006		30,376,382	1.33	to	1.35	40,234,285	3.30	1.25 to 2.30	8.10	to	6.69
	12/31/2005		21,464,463	1.23	to	1.26	26,205,651	2.71	1.25 to 2.30	3.89	to	2.65
	12/31/2004		19,741,329	1.18	to	1.23	23,185,387	0.30	1.25 to 2.30	8.36	to	6.98
	12/31/2003		20,392,197	1.09	to	1.15	22,108,624	0.12	1.25 to 2.30	21.40	to	15.12
	12/31/2002	(1)	11,317,292	0.90	to	0.89	10,138,624	0.00	1.25 to 2.05	(10.21)	to	(10.68)
Asset Allocation - Moderate
	12/31/2006		84,186,191	1.38	to	1.45	116,147,113	2.56	1.25 to 2.30	10.11	to	8.72
	12/31/2005		81,955,862	1.25	to	1.33	102,276,116	1.81	1.25 to 2.30	6.12	to	4.73
	12/31/2004		78,061,030	1.18	to	1.27	91,592,641	0.26	1.25 to 2.30	10.02	to	8.62
	12/31/2003		68,757,112	1.07	to	1.17	73,336,695	0.11	1.25 to 2.30	23.33	to	17.30
	12/31/2002	(1)	33,213,809	0.87	to	0.86	28,813,179	0.00	1.25 to 2.05	(13.06)	to	(13.52)
Asset Allocation - Moderate Growth
	12/31/2006		105,731,528	1.45	to	1.58	155,902,839	1.61	1.25 to 2.30	12.43	to	10.99
	12/31/2005		93,653,128	1.29	to	1.42	121,177,273	1.15	1.25 to 2.30	8.56	to	7.25
	12/31/2004		82,385,018	1.18	to	1.33	97,387,524	0.19	1.25 to 2.30	12.14	to	10.61
	12/31/2003		62,980,574	1.06	to	1.20	66,175,170	0.15	1.25 to 2.30	25.60	to	19.99
	12/31/2002	(1)	29,707,087	0.84	to	0.84	24,920,409	0.00	1.25 to 2.05	(15.93)	to	(16.37)
International Moderate Growth
	12/31/2006	(1)	1,016,440	1.03	to	1.03	1,048,251	0.00	1.30 to 2.30	3.25	to	2.54
American Century Large Company Value
	12/31/2006		5,430,497	1.30	to	1.61	7,093,212	2.40	1.25 to 2.30	18.21	to	16.77
	12/31/2005		6,678,749	1.10	to	1.38	7,406,721	0.65	1.25 to 2.30	2.86	to	1.50
	12/31/2004		7,282,936	1.07	to	1.36	7,833,657	0.99	1.25 to 2.30	12.50	to	11.05
	12/31/2003		7,379,445	0.95	to	1.23	7,025,630	0.31	1.25 to 2.30	27.20	to	22.52
	12/31/2002		5,839,533	0.75	to	0.82	4,374,825	0.04	1.25 to 2.05	(20.38)	to	(18.05)

98

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS International Equity
	12/31/2006		10,872,241	$1.22	to	$1.84	13,312,633	1.44%	1.25% to 2.30%	21.55%	to	20.16%
	12/31/2005		11,139,092	1.00	to	1.53	11,252,016	0.77	1.25 to 2.30	11.47	to	9.90
	12/31/2004		10,284,666	0.90	to	1.39	9,324,497	0.00	1.25 to 2.30	12.93	to	11.66
	12/31/2003		10,538,156	0.79	to	1.25	8,466,165	0.00	1.25 to 2.05	23.75	to	24.90
	12/31/2002		4,694,699	0.64	to	0.79	3,057,158	0.35	1.25 to 2.05	(22.98)	to	(21.22)
Capital Guardian Global
	12/31/2006		14,267,453	1.27	to	1.69	21,432,006	2.44	1.25 to 2.30	12.91	to	11.44
	12/31/2005		15,165,110	1.13	to	1.51	20,233,546	0.45	1.25 to 2.30	8.82	to	7.44
	12/31/2004		15,559,848	1.04	to	1.41	19,294,011	0.35	1.25 to 2.30	9.51	to	8.11
	12/31/2003		14,579,543	0.95	to	1.30	16,642,795	0.20	1.25 to 2.05	35.91	to	30.36
	12/31/2002		12,354,404	0.70	to	0.80	10,327,496	0.19	1.25 to 2.05	(20.51)	to	(19.54)
Capital Guardian U.S. Equity
	12/31/2006		19,606,327	1.19	to	1.48	21,655,977	0.54	1.25 to 2.30	8.75	to	7.40
	12/31/2005		22,317,193	1.09	to	1.38	22,773,916	0.55	1.25 to 2.30	5.00	to	3.69
	12/31/2004		25,672,206	1.04	to	1.33	24,951,960	0.29	1.25 to 2.30	8.41	to	7.03
	12/31/2003		27,483,502	0.96	to	1.24	24,695,229	0.17	1.25 to 2.05	34.82	to	24.29
	12/31/2002		25,170,257	0.71	to	0.79	16,849,636	0.43	1.25 to 2.05	(24.74)	to	(21.18)
Capital Guardian Value
	12/31/2006		16,991,338	1.50	to	1.73	36,643,269	1.50	1.25 to 2.30	15.06	to	13.60
	12/31/2005		21,352,200	1.31	to	1.53	40,006,158	0.93	1.25 to 2.30	6.38	to	5.09
	12/31/2004		24,210,745	1.23	to	1.45	43,080,971	1.05	1.25 to 2.30	15.26	to	13.76
	12/31/2003		25,480,498	1.07	to	1.28	39,831,047	0.80	1.25 to 2.05	32.92	to	27.63
	12/31/2002		23,943,554	0.80	to	0.78	28,136,557	4.33	1.25 to 2.05	(21.68)	to	(22.39)
Clarion Global Real Estate Securities
	12/31/2006		4,871,808	2.58	to	2.51	12,421,119	1.36	1.25 to 2.30	40.52	to	38.73
	12/31/2005		4,280,641	1.84	to	1.81	7,781,086	1.69	1.25 to 2.30	12.08	to	10.64
	12/31/2004		4,367,690	1.64	to	1.63	7,102,051	2.15	1.25 to 2.30	31.22	to	29.51
	12/31/2003		3,751,438	1.25	to	1.26	4,660,807	2.39	1.25 to 2.30	34.06	to	26.12
	12/31/2002	(1)	2,263,296	0.93	to	0.93	2,103,475	0.98	1.25 to 2.05	(6.89)	to	(7.38)
Transamerica Small/Mid Cap Value
	12/31/2006		19,790,225	1.66	to	1.71	53,277,393	0.87	1.25 to 2.05	16.60	to	15.69
	12/31/2005		24,295,336	1.42	to	1.48	58,059,865	0.41	1.25 to 2.05	12.16	to	11.29
	12/31/2004		29,188,883	1.27	to	1.33	63,976,015	0.00	1.25 to 2.05	14.91	to	14.00
	12/31/2003		33,176,707	1.10	to	1.16	64,458,154	0.00	1.25 to 2.05	88.48	to	87.00
	12/31/2002		37,382,304	0.59	to	0.62	39,441,468	15.82	1.25 to 2.05	(40.21)	to	(37.83)

99

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Science and Technology
	12/31/2006		2,718,725	$0.76	to	$1.34	2,165,966	0.00%	1.25 to 2.30	(0.24)%	to	(1.50)%
	12/31/2005		3,166,192	0.76	to	1.36	2,487,424	0.42	1.25 to 2.30	0.80	to	(0.43)
	12/31/2004		3,635,841	0.75	to	1.37	2,828,387	0.00	1.25 to 2.30	6.72	to	5.13
	12/31/2003		2,755,824	0.71	to	1.30	1,956,044	0.00	1.25 to 2.30	49.09	to	29.91
	12/31/2002		1,736,295	0.47	to	0.71	824,556	0.00	1.25 to 2.05	(38.88)	to	(28.92)
Transamerica Balanced (A/T)
	12/31/2006		1,114,323	1.34	to	1.33	1,474,662	1.00	1.25 to 2.30	7.78	to	6.30
	12/31/2005		1,367,606	1.24	to	1.25	1,673,531	1.31	1.25 to 2.30	6.63	to	5.37
	12/31/2004		1,334,815	1.16	to	1.18	1,537,341	1.16	1.25 to 2.30	9.78	to	8.38
	12/31/2003		1,427,595	1.06	to	1.09	1,503,365	0.19	1.25 to 2.30	12.49	to	9.26
	12/31/2002	(1)	702,824	0.94	to	0.94	659,625	0.00	1.25 to 2.05	(5.89)	to	(6.38)
Templeton Transamerica Global
	12/31/2006		5,723,321	1.20	to	1.31	4,605,563	1.36	1.25 to 2.30	17.33	to	15.79
	12/31/2005		5,300,360	1.03	to	1.13	3,597,021	1.12	1.25 to 2.30	6.15	to	4.83
	12/31/2004		5,399,105	0.97	to	1.08	3,370,302	0.00	1.25 to 2.30	8.11	to	7.83
	12/31/2003		3,218,482	0.52	to	0.52	1,682,123	0.00	1.40 to 1.55	21.55	to	21.37
	12/31/2002		4,173,719	0.43	to	0.43	1,796,549	2.52	1.40 to 1.55	(27.05)	to	(27.15)
Jennison Growth
	12/31/2006		4,606,192	0.93	to	1.40	4,268,073	0.00	1.25 to 2.30	0.71	to	(0.68)
	12/31/2005		4,673,456	0.92	to	1.41	4,291,930	0.21	1.25 to 2.30	12.39	to	10.98
	12/31/2004		5,243,238	0.82	to	1.27	4,287,044	0.00	1.25 to 2.30	7.78	to	6.41
	12/31/2003		5,959,305	0.76	to	1.20	4,520,155	0.00	1.25 to 2.30	27.18	to	19.73
	12/31/2002		6,268,347	0.60	to	0.75	3,730,188	0.00	1.25 to 2.05	(31.60)	to	(25.03)
J.P. Morgan Enhanced Index
	12/31/2006		16,216,712	1.09	to	1.48	24,314,057	1.06	1.25 to 2.30	13.89	to	12.39
	12/31/2005		20,545,991	0.96	to	1.32	27,411,830	1.23	1.25 to 2.30	2.19	to	0.88
	12/31/2004		25,735,074	0.93	to	1.31	33,954,846	0.75	1.25 to 2.30	9.64	to	8.21
	12/31/2003		29,840,663	0.85	to	1.21	36,071,987	0.53	1.25 to 2.30	27.35	to	20.98
	12/31/2002		30,165,118	0.67	to	0.80	28,809,946	0.40	1.25 to 2.05	(25.52)	to	(20.12)
Marsico Growth
	12/31/2006		14,209,096	1.00	to	1.41	13,607,540	0.12	1.25 to 2.30	4.06	to	2.80
	12/31/2005		13,100,975	0.96	to	1.37	12,201,646	0.08	1.25 to 2.30	7.25	to	5.78
	12/31/2004		9,863,222	0.89	to	1.30	8,301,221	0.00	1.25 to 2.30	10.86	to	9.50
	12/31/2003		7,691,214	0.81	to	1.18	5,752,252	0.00	1.25 to 2.30	24.78	to	18.47
	12/31/2002		5,385,240	0.65	to	0.56	3,245,360	0.12	1.25 to 1.55	(26.90)	to	(27.11)

100

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS High Yield
	12/31/2006		10,512,178	$1.37	to	$1.24	14,036,485	9.89%	1.25 to 2.30	9.58%	to	8.14%
	12/31/2005		12,256,818	1.25	to	1.15	14,946,752	7.75	1.25 to 2.30	0.56	to	(0.77)
	12/31/2004		14,932,979	1.25	to	1.16	18,154,970	5.97	1.25 to 2.30	8.41	to	7.03
	12/31/2003		16,709,261	1.15	to	1.08	18,783,356	1.16	1.25 to 2.30	16.29	to	7.97
	12/31/2002		12,442,053	0.99	to	0.98	12,065,568	2.85	1.25 to 2.05	0.81	to	(1.52)
BlackRock Large Cap Value
	12/31/2006		9,577,913	1.59	to	1.86	16,028,521	0.50	1.25 to 2.30	15.48	to	14.00
	12/31/2005		9,541,314	1.37	to	1.63	13,868,510	0.71	1.25 to 2.30	14.51	to	13.14
	12/31/2004		7,978,977	1.20	to	1.44	10,120,051	1.04	1.25 to 2.30	16.88	to	15.34
	12/31/2003		8,162,338	1.03	to	1.25	8,854,078	0.85	1.25 to 2.30	28.18	to	25.25
	12/31/2002		7,237,162	0.80	to	0.81	6,134,305	2.40	1.25 to 2.05	(15.27)	to	(19.43)
PIMCO Total Return
	12/31/2006		29,312,391	1.17	to	1.04	33,937,376	3.42	1.25 to 2.30	2.93	to	1.57
	12/31/2005		31,003,022	1.14	to	1.02	34,898,178	1.81	1.25 to 2.30	1.07	to	(0.26)
	12/31/2004		30,151,170	1.13	to	1.02	33,685,490	1.55	1.25 to 2.30	3.20	to	1.87
	12/31/2003		30,067,126	1.09	to	1.01	32,647,234	1.27	1.25 to 2.30	3.61	to	0.51
	12/31/2002	(1)	19,195,525	1.05	to	1.05	20,176,306	0.00	1.25 to 2.05	5.32	to	4.77
Legg Mason Partners All Cap
	12/31/2006		18,448,999	1.22	to	1.59	23,501,640	0.99	1.25 to 2.30	17.10	to	15.64
	12/31/2005		21,434,666	1.04	to	1.37	23,323,749	0.60	1.25 to 2.30	2.80	to	1.48
	12/31/2004		24,914,951	1.01	to	1.35	26,426,713	0.22	1.25 to 2.30	7.79	to	6.44
	12/31/2003		27,100,231	0.94	to	1.27	26,684,919	0.39	1.25 to 2.30	33.48	to	26.93
	12/31/2002		25,185,211	0.70	to	0.76	18,525,570	1.14	1.25 to 2.05	(25.64)	to	(23.50)
Transamerica Convertible Securities
	12/31/2006		3,692,185	1.42	to	1.39	5,180,586	1.60	1.25 to 2.30	9.53	to	8.17
	12/31/2005		3,449,936	1.29	to	1.28	4,419,733	2.21	1.25 to 2.30	2.60	to	1.22
	12/31/2004		3,212,451	1.26	to	1.27	4,021,256	1.96	1.25 to 2.30	11.78	to	10.45
	12/31/2003		2,449,865	1.13	to	1.15	2,751,311	0.15	1.25 to 2.30	22.14	to	14.81
	12/31/2002	(1)	1,116,033	0.92	to	0.92	1,029,333	0.00	1.25 to 2.05	(7.57)	to	(8.06)
Transamerica Equity
	12/31/2006		55,051,178	1.23	to	1.64	55,161,245	0.00	1.25 to 2.30	7.38	to	5.95
	12/31/2005		25,973,915	1.14	to	1.55	25,347,803	0.36	1.25 to 2.30	15.10	to	13.67
	12/31/2004		28,903,093	0.99	to	1.36	24,537,935	0.00	1.25 to 2.30	14.37	to	13.01
	12/31/2003		18,564,983	0.87	to	1.20	13,760,480	0.00	1.25 to 2.30	29.61	to	20.46
	12/31/2002		19,906,064	0.67	to	0.84	11,461,881	0.00	1.25 to 2.05	(23.20)	to	(16.12)

101

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Growth Opportunities
	12/31/2006		6,351,295	$1.67	to	$1.65	10,305,415	0.00%	1.25 to 2.30	3.81%	to	2.54%
	12/31/2005		7,452,828	1.61	to	1.61	11,559,987	0.00	1.25 to 2.30	14.80	to	13.33
	12/31/2004		9,059,737	1.40	to	1.42	12,326,776	0.00	1.25 to 2.30	15.18	to	13.88
	12/31/2003		3,495,466	1.22	to	1.25	4,125,377	0.00	1.25 to 2.30	29.59	to	24.51
	12/31/2002		3,621,886	0.94	to	0.79	3,309,964	0.00	1.25 to 2.05	(15.37)	to	(21.11)
Transamerica U.S. Government Securities
	12/31/2006		20,082,345	1.13	to	1.00	26,116,768	3.64	1.25 to 2.30	2.00	to	0.75
	12/31/2005		22,824,067	1.11	to	0.99	29,097,438	3.92	1.25 to 2.30	0.97	to	(0.31)
	12/31/2004		25,633,118	1.10	to	1.00	32,570,233	3.37	1.25 to 2.30	2.02	to	0.58
	12/31/2003		32,482,267	1.08	to	0.99	40,859,317	2.04	1.25 to 2.30	1.68	to	(0.91)
	12/31/2002		34,501,739	1.06	to	1.04	42,883,011	2.24	1.25 to 2.05	4.51	to	3.78
Transamerica U.S. Government Securities-PAM Fund
	12/31/2006		—	1.05	to	1.01	—	12.78	1.25 to 2.00	1.79	to	1.04
	12/31/2005		—	1.03	to	1.00	—	0.00	1.25 to 2.00	0.73	to	(0.01)
	12/31/2004		—	1.03	to	1.00	—	5.19	1.25 to 2.00	1.63	to	0.88
	12/31/2003	(1)	—	1.01	to	0.99	—	0.00	1.25 to 2.00	1.08	to	0.00
T. Rowe Price Equity Income
	12/31/2006		25,888,382	1.45	to	1.60	56,407,065	1.84	1.25 to 2.30	17.50	to	16.04
	12/31/2005		31,781,059	1.23	to	1.38	60,324,522	1.77	1.25 to 2.30	2.83	to	1.48
	12/31/2004		35,700,587	1.20	to	1.36	66,641,589	0.49	1.25 to 2.30	13.39	to	11.98
	12/31/2003		37,984,818	1.06	to	1.21	63,454,976	0.73	1.25 to 2.30	24.04	to	21.04
	12/31/2002		34,006,222	0.85	to	0.84	47,076,365	1.22	1.25 to 2.05	(13.89)	to	(16.30)
T. Rowe Price Growth Stock
	12/31/2006		21,475,366	1.17	to	1.48	44,556,760	0.23	1.25 to 2.30	11.99	to	10.60
	12/31/2005		28,612,907	1.05	to	1.34	51,243,260	0.49	1.25 to 2.30	4.86	to	3.52
	12/31/2004		31,725,837	1.00	to	1.29	55,424,244	0.06	1.25 to 2.30	8.50	to	7.09
	12/31/2003		32,837,085	0.92	to	1.21	54,061,467	0.06	1.25 to 2.30	29.15	to	20.59
	12/31/2002		31,274,374	0.71	to	0.81	39,585,146	0.05	1.25 to 2.05	(23.77)	to	(18.66)
T. Rowe Price Small Cap
	12/31/2006		16,517,728	1.16	to	1.56	16,856,080	0.00	1.25 to 2.30	2.31	to	1.02
	12/31/2005		19,984,120	1.13	to	1.54	20,125,879	0.00	1.25 to 2.30	9.25	to	7.92
	12/31/2004		22,395,143	1.04	to	1.43	20,586,468	0.00	1.25 to 2.30	9.00	to	7.63
	12/31/2003		22,669,160	0.95	to	1.33	19,006,715	0.00	1.25 to 2.30	38.67	to	32.55
	12/31/2002		19,490,129	0.69	to	0.74	11,850,138	0.00	1.25 to 2.05	(28.25)	to	(25.97)

102

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Active International Allocation
	12/31/2006		17,257,392	$1.40	to	$1.98	31,034,914	0.32%	1.25 to 2.30	21.99%	to	20.42%
	12/31/2005		17,595,802	1.15	to	1.64	26,017,709	3.46	1.25 to 2.30	12.39	to	11.06
	12/31/2004		16,118,481	1.02	to	1.48	21,473,640	2.26	1.25 to 2.30	14.61	to	13.11
	12/31/2003		14,866,544	0.89	to	1.31	17,858,486	1.00	1.25 to 2.30	31.17	to	30.66
	12/31/2002		15,641,213	0.68	to	0.82	14,463,882	0.20	1.25 to 2.05	(18.00)	to	(18.00)
Van Kampen Large Cap Core
	12/31/2006		11,682,529	1.25	to	1.45	23,424,087	0.95	1.25 to 2.30	8.97	to	7.59
	12/31/2005		12,922,886	1.15	to	1.34	25,211,836	1.33	1.25 to 2.30	8.07	to	6.68
	12/31/2004		16,117,699	1.06	to	1.26	30,576,153	1.67	1.25 to 2.30	11.36	to	9.99
	12/31/2003		17,865,172	0.95	to	1.14	31,291,691	1.94	1.25 to 2.30	19.59	to	14.47
	12/31/2002		18,968,894	0.80	to	0.87	28,717,438	2.23	1.25 to 2.05	(17.41)	to	(13.03)
Transamerica Money Market
	12/31/2006		16,585,145	1.06	to	1.00	20,657,520	4.70	1.25 to 2.30	3.44	to	2.13
	12/31/2005		11,783,701	1.02	to	0.98	14,349,654	2.80	1.25 to 2.30	1.62	to	0.33
	12/31/2004		12,659,374	1.00	to	0.97	15,314,122	0.38	1.25 to 2.30	(0.24)	to	(1.52)
	12/31/2003	(1)	15,095,356	1.01	to	0.99	18,524,006	0.54	1.25 to 2.30	(0.50)	to	(1.19)
Van Kampen Mid-Cap Growth
	12/31/2006		8,167,148	0.82	to	1.39	6,803,165	0.00	1.25 to 2.30	8.55	to	7.13
	12/31/2005		10,719,607	0.76	to	1.30	8,311,568	0.09	1.25 to 2.30	6.23	to	4.91
	12/31/2004		12,625,218	0.71	to	1.24	9,197,375	0.00	1.25 to 2.30	5.82	to	4.51
	12/31/2003		14,512,596	0.68	to	1.18	9,969,328	0.00	1.25 to 2.30	26.57	to	18.35
	12/31/2002		14,126,871	0.53	to	0.72	7,644,649	0.11	1.25 to 2.05	(33.89)	to	(27.96)
AIM V.I. Basic Value
	12/31/2006		3,323,884	1.27	to	1.58	4,207,221	0.12	1.25 to 2.30	11.55	to	10.41
	12/31/2005		4,024,212	1.14	to	1.43	4,564,915	0.00	1.25 to 2.30	4.13	to	3.06
	12/31/2004		4,909,218	1.09	to	1.39	5,355,108	0.00	1.25 to 2.30	9.47	to	8.34
	12/31/2003		4,951,360	1.00	to	1.28	4,922,183	0.00	1.25 to 2.30	31.65	to	28.38
	12/31/2002	(1)	3,026,557	0.76	to	0.76	2,292,438	0.00	1.25 to 2.05	(24.09)	to	(24.49)
AIM V.I. Capital Appreciation
	12/31/2006		767,714	1.20	to	1.39	906,597	0.00	1.25 to 2.30	4.75	to	3.68
	12/31/2005		797,098	1.14	to	1.34	899,805	0.00	1.25 to 2.30	7.24	to	6.14
	12/31/2004		809,009	1.06	to	1.27	854,093	0.00	1.25 to 2.30	5.02	to	3.94
	12/31/2003		869,282	1.01	to	1.22	876,475	0.00	1.25 to 2.30	27.59	to	21.88
	12/31/2002	(1)	520,714	0.79	to	0.79	412,831	0.00	1.25 to 2.05	(20.57)	to	(20.98)

103

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Growth & Income
	12/31/2006		14,812,588	$1.22	to	$1.56	17,942,451	1.16%	1.25 to 2.30	15.54%	to	14.36%
	12/31/2005		18,168,655	1.05	to	1.36	19,128,500	1.31	1.25 to 2.30	3.31	to	2.25
	12/31/2004		20,241,174	1.02	to	1.33	20,658,192	0.73	1.25 to 2.30	9.84	to	8.71
	12/31/2003		22,924,787	0.93	to	1.22	21,340,772	0.86	1.25 to 2.30	30.55	to	22.33
	12/31/2002		21,643,026	0.71	to	0.78	15,442,337	0.53	1.25 to 2.05	(23.23)	to	(21.53)
AllianceBernstein Large Cap Growth
	12/31/2006		9,740,868	0.85	to	1.32	8,297,769	0.00	1.25 to 2.30	(1.86)	to	(2.87)
	12/31/2005		11,042,732	0.86	to	1.36	9,640,812	0.00	1.25 to 2.30	13.43	to	12.27
	12/31/2004		13,300,516	0.76	to	1.21	10,321,346	0.00	1.25 to 2.30	7.00	to	5.90
	12/31/2003		15,672,997	0.71	to	1.14	11,354,954	0.00	1.25 to 2.30	21.84	to	14.36
	12/31/2002		14,895,878	0.58	to	0.78	8,770,249	0.00	1.25 to 2.05	(31.70)	to	(22.05)
Janus Aspen - Mid Cap Growth
	12/31/2006		3,410,527	1.07	to	1.79	2,476,211	0.00	1.25 to 2.30	11.91	to	10.76
	12/31/2005		5,594,439	0.96	to	1.61	3,706,400	0.00	1.25 to 2.30	10.65	to	9.52
	12/31/2004		6,185,361	0.87	to	1.47	3,764,235	0.00	1.25 to 2.30	18.99	to	17.76
	12/31/2003		6,219,835	0.73	to	1.25	3,157,857	0.00	1.25 to 2.30	33.10	to	24.97
	12/31/2002		5,339,344	0.55	to	0.79	2,051,009	0.00	1.25 to 2.05	(29.01)	to	(20.65)
Janus Aspen - Mid Cap Value
	12/31/2006		1,201,726	1.37	to	1.35	1,624,605	0.99	1.25 to 1.55	13.65	to	13.31
	12/31/2005		1,479,478	1.21	to	1.19	1,764,074	0.63	1.25 to 1.55	8.65	to	8.33
	12/31/2004		1,686,659	1.11	to	1.10	1,854,381	3.26	1.25 to 1.55	16.34	to	16.00
	12/31/2003	(1)	1,943,972	0.96	to	0.94	1,841,885	0.12	1.25 to 1.55	39.47	to	39.06
Janus Aspen - Worldwide Growth
	12/31/2006		10,003,768	0.94	to	1.50	8,449,203	1.58	1.25 to 2.30	16.48	to	15.29
	12/31/2005		11,842,407	0.81	to	1.30	8,707,616	1.21	1.25 to 2.30	4.27	to	3.20
	12/31/2004		13,585,813	0.77	to	1.26	9,598,270	0.92	1.25 to 2.30	3.23	to	2.17
	12/31/2003		13,991,909	0.75	to	1.23	9,590,367	0.86	1.25 to 2.30	22.15	to	23.35
	12/31/2002		13,362,932	0.61	to	0.78	7,542,276	0.75	1.25 to 2.05	(26.63)	to	(22.27)
MFS New Discovery
	12/31/2006		2,056,783	1.20	to	1.49	2,427,192	0.00	1.25 to 2.30	11.54	to	10.40
	12/31/2005		2,383,613	1.07	to	1.35	2,523,537	0.00	1.25 to 2.30	3.74	to	2.68
	12/31/2004		2,440,774	1.03	to	1.31	2,500,824	0.00	1.25 to 2.30	4.89	to	3.82
	12/31/2003		2,117,624	0.99	to	1.27	2,075,465	0.00	1.25 to 2.30	31.79	to	26.66
	12/31/2002	(1)	1,543,277	0.75	to	0.74	1,151,891	0.00	1.25 to 2.05	(25.19)	to	(25.58)

104

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS Total Return
	12/31/2006		5,179,186	$1.29	to	$1.33	6,602,041	2.17%	1.25 to 2.30	10.25%	to	9.12%
	12/31/2005		5,555,998	1.17	to	1.22	6,430,418	1.85	1.25 to 2.30	1.33	to	0.30
	12/31/2004		5,296,048	1.15	to	1.21	6,064,791	1.51	1.25 to 2.30	9.65	to	8.52
	12/31/2003		5,342,748	1.05	to	1.12	5,597,481	1.66	1.25 to 2.30	14.57	to	11.84
	12/31/2002	(1)	2,739,251	0.92	to	0.91	2,511,989	0.00	1.25 to 2.05	(8.10)	to	(8.59)
Fidelity - VIP Contrafund®
	12/31/2006		20,993,977	1.54	to	1.72	28,981,662	0.98	1.25 to 2.30	10.06	to	8.93
	12/31/2005		22,972,245	1.40	to	1.58	28,633,341	0.12	1.25 to 2.30	15.21	to	14.03
	12/31/2004		21,115,689	1.22	to	1.39	22,874,082	0.22	1.25 to 2.30	13.73	to	12.56
	12/31/2003		22,203,866	1.07	to	1.23	21,210,869	0.30	1.25 to 2.30	26.61	to	23.28
	12/31/2002		18,965,192	0.85	to	0.86	14,413,364	0.50	1.25 to 2.05	(10.72)	to	(14.04)
Fidelity - VIP Equity-Income
	12/31/2006		10,301,434	1.34	to	1.65	14,309,914	2.95	1.25 to 2.30	18.45	to	17.24
	12/31/2005		11,966,795	1.13	to	1.40	14,057,132	1.50	1.25 to 2.30	4.27	to	3.20
	12/31/2004		13,538,173	1.08	to	1.36	15,299,605	1.47	1.25 to 2.30	9.86	to	8.73
	12/31/2003		15,031,093	0.99	to	1.25	15,464,899	1.58	1.25 to 2.30	28.42	to	25.15
	12/31/2002		13,658,627	0.77	to	0.82	10,929,256	1.21	1.25 to 2.05	(18.18)	to	(18.47)
Fidelity - VIP Growth
	12/31/2006		4,397,618	0.87	to	1.34	3,862,590	0.18	1.25 to 2.30	5.26	to	4.18
	12/31/2005		5,432,077	0.83	to	1.29	4,602,567	0.29	1.25 to 2.30	4.20	to	3.14
	12/31/2004		6,189,951	0.80	to	1.25	5,034,814	0.13	1.25 to 2.30	1.85	to	0.80
	12/31/2003		6,851,770	0.78	to	1.24	5,497,820	0.11	1.25 to 2.30	30.91	to	23.85
	12/31/2002		5,575,487	0.60	to	0.74	3,416,075	0.04	1.25 to 2.05	(31.16)	to	(25.88)
Fidelity - VIP Growth Opportunities
	12/31/2006		1,365,291	1.06	to	0.81	1,290,721	0.46	1.25 to 1.55	3.82	to	3.52
	12/31/2005		1,469,204	1.02	to	0.79	1,321,246	0.68	1.25 to 1.55	7.34	to	7.02
	12/31/2004		1,672,500	0.95	to	0.73	1,387,125	0.34	1.25 to 1.55	5.57	to	5.25
	12/31/2003		1,941,381	0.90	to	0.70	1,509,500	0.48	1.25 to 1.55	27.81	to	27.43
	12/31/2002		2,075,959	0.70	to	0.55	1,274,160	0.65	1.25 to 1.55	(22.97)	to	(23.20)
Fidelity - VIP Mid Cap
	12/31/2006		21,913,154	1.99	to	2.14	43,617,725	0.18	1.25 to 2.30	11.02	to	9.88
	12/31/2005		26,001,777	1.79	to	1.95	46,648,508	0.00	1.25 to 2.30	16.56	to	15.37
	12/31/2004		28,375,707	1.54	to	1.69	43,790,302	0.00	1.25 to 2.30	23.11	to	21.85
	12/31/2003		28,564,357	1.25	to	1.39	35,890,104	0.26	1.25 to 2.30	36.55	to	38.55
	12/31/2002		26,150,186	0.91	to	0.85	24,098,755	0.59	1.25 to 2.05	(11.14)	to	(14.61)

105

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Value Strategies
	12/31/2006		6,335,808	$1.52	to	$1.86	9,514,276	0.37%	1.25 to 2.30	14.58%	to	13.41%
	12/31/2005		8,261,400	1.32	to	1.64	10,836,475	0.00	1.25 to 2.30	1.17	to	0.13
	12/31/2004		9,084,930	1.31	to	1.64	11,811,377	0.00	1.25 to 2.30	12.43	to	11.27
	12/31/2003		8,563,860	1.16	to	1.47	9,926,323	0.00	1.25 to 2.30	55.42	to	47.04
	12/31/2002	(1)	5,872,020	0.75	to	0.75	4,391,844	0.00	1.25 to 2.05	(25.06)	to	(25.45)
BlackRock Basic Value V.I.
	12/31/2006		39,810,741	1.40	to	1.68	70,276,190	1.53	1.25 to 2.30	20.36	to	19.13
	12/31/2005		49,192,956	1.16	to	1.41	71,753,858	1.31	1.25 to 2.30	1.67	to	0.63
	12/31/2004		56,008,244	1.14	to	1.40	80,870,750	1.10	1.25 to 2.30	9.70	to	8.57
	12/31/2003		59,615,627	1.04	to	1.29	78,997,559	1.21	1.25 to 2.30	31.59	to	29.30
	12/31/2002		56,837,266	0.79	to	0.80	57,268,523	1.30	1.25 to 2.05	(18.78)	to	(19.85)
BlackRock Income V.I.
	12/31/2006		9,530,758	1.44	to	1.30	13,554,917	7.45	1.25 to 2.30	8.11	to	7.00
	12/31/2005		11,068,087	1.33	to	1.22	14,569,494	8.81	1.25 to 2.30	0.29	to	(0.73)
	12/31/2004		13,293,045	1.33	to	1.23	17,454,592	7.75	1.25 to 2.30	10.44	to	9.30
	12/31/2003		14,895,134	1.20	to	1.12	17,743,421	8.66	1.25 to 2.30	26.53	to	12.20
	12/31/2002		15,754,643	0.95	to	0.95	14,868,272	10.11	1.25 to 2.05	(2.68)	to	(5.28)
BlackRock Global Allocation V.I.
	12/31/2006		12,154,479	1.86	to	2.02	16,596,816	2.96	1.25 to 2.30	15.10	to	13.92
	12/31/2005		10,624,951	1.61	to	1.78	12,746,876	2.85	1.25 to 2.30	9.16	to	8.04
	12/31/2004		7,227,265	1.48	to	1.64	7,607,903	4.05	1.25 to 2.30	12.96	to	11.80
	12/31/2003	(1)	3,933,458	1.31	to	1.47	3,484,590	5.31	1.25 to 2.30	50.28	to	46.96

106

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
2.05%	May 1, 2002

***	There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2003 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.59%
Fidelity-VIP Mid Cap	35.48% to 38.82%

Subaccount	2002 Total Return Range
American Century Income & Growth	(20.62)% to (17.65)%
American Century International	(23.21)% to (20.83)%
Capital Guardian Global	(20.75)% to (19.14)%
Capital Guardian U.S. Equity	(24.96)% to (20.79)%
Dreyfus Small Cap Value	(40.39)% to (37.52)%
Templeton Transamerica Global	(22.71)% to (17.42)%

107

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

4.	Financial Highlights (continued)

Subaccount	2002 Total Return Range
Transamerica Science and Technology	(39.07)% to (28.57)%
Jennison Growth	(31.80)% to (24.66)%
J. P. Morgan Enhanced Index	(25.74)% to (19.72)%
Legg Mason Partners All Cap	(25.86)% to (23.13)%
Transamerica Equity	(23.43)% to (15.71)%
T. Rowe Price Growth Stock	(23.99)% to (18.26)%
T. Rowe Price Small Cap	(28.46)% to (25.60)%
Van Kampen Active International Allocation	(18.24)% to (17.60)%
Van Kampen Emerging Growth	(34.08)% to (27.60)%
AllianceBernstein Growth & Income	(23.45)% to (21.14)%
AllianceBernstein Premier Growth	(31.90)% to (21.66)%
Janus Aspen - Mid Cap Growth	(29.22)% to (20.26)%
Janus Aspen - Worldwide Growth	(26.84)% to (21.89)%
Fidelity - VIP Equity Income	(18.47)% to (18.07)%
Fidelity - VIP Growth	(31.36)% to (25.51)%

108

Transamerica Life Insurance Company Separate Account VA B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2006

5.	Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of the partial withdrawals equals or exceeds $50,000 on the policy anniversary. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners’ account for administrative expenses. In addition, during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective annual rate of .15% of the contract owners’ account for certain contracts issued prior to May 1, 2001.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner’s individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner’s individual account. These options are no longer available subsequent to May 1, 2001.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

109

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:    The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

	(y)		Form of Policy Rider (GPS) Note 37.

	(z)		Form of Policy Rider (5 for Life) Note 37.

	(aa)		Form of Rider (ADD+) Note 37.

	(bb)		Form of Rider (5 for Life-Growth - without Death Benefit) Note 39.

	(cc)		Form of Rider (5 for Life with Growth - with Death Benefit) Note 39.

	(dd)		Form of Rider (Income Select for Life). Note 41.

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

(7)			Reinsurance Agreement. Note 36.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica), Note 36.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica), Note 37.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc, MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 34.

	(q)	(1)	Amendment No.1 to the Participation Agreement (MTB Group of Funds). Note 37.

(8)	(r)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 40.

(8)	(s)		Form of Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 42.

(9)	(a)	Opinion and Consent of Counsel. Note 42.

(9)	(b)	Consent of Counsel Note 42.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 42.

	(b)	Opinion and Consent of Actuary. Note 40.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 40.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. (Larry N. Norman Note 14. Bart Herbert, Jr.) Note 24. (Christopher H Garrett, Authur C. Schneider). Note 32. (Ronald L. Ziegler) Note 35. (James A. Beardsworth) Note 38. (Brenda K. Clancy, Larry N. Norman, Arthur C. Schneider, Craig D. Vermie, Ronald L. Ziegler, James A. Beardsworth, and Eric J. Martin). Note 42.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2003.
Note 34.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2005.
Note 38.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 40.	Filed with Post-Effective Amendment No. 40 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2006.
Note 41.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-131987) Filed on July 19, 2006.
Note 42.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Executive Vice President and Chief Operations Officer

James A Beardsworth 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Senior Vice President and Treasurer

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 12

Item 27.    Number of Policyowners

As of February 28, 2007, there were 76,540 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(3)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Executive Vice President – Finance
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Managing Director and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer
Carol A. Sterlacci		Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith		Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$75,453,971	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1) Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2) Fiscal Year 2006

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Security Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 23rd day of April, 2007.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

* Ronald L. Ziegler		Director and Vice President	____________, 2007

* Larry N. Norman		Director, Chairman of the Board and President	____________, 2007

* Craig D. Vermie		Director, Senior Vice President, Secretary, and General Counsel	____________, 2007

* Arthur C. Schneider		Director, Chief Tax Officer, and Senior Vice President	____________, 2007

* Brenda K. Clancy		Director, Executive Vice President, and Chief Operations Officer	____________, 2007

* Eric J. Martin		Vice President and Corporate Controller	____________, 2007

* James A. Beardsworth		Senior Vice President and Treasurer	____________, 2007

By:	/s/ Darin D. Smith Darin D. Smith	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith	April 23, 2007

Registration No. 33-33085

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(3)(a)(4)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement

(8)(s)	Form of Amended and Restated Participation Agreement among Franklin/ Templeton Distributors, Inc. and Transamerica Life Insurance Company

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.